UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Fund Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          June 30, 2008

Date of reporting period:         December 31, 2007


ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                                                                ----------------
                                                        [LOGO]  WELLS  ADVANTAGE
                                                                FARGO  FUNDS
                                                                ----------------

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]  Semi-Annual Report
                   December 31, 2007
--------------------------------------------------------------------------------

                   WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                   o   WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE
                       FUND

                   o   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

                   o   WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

                   o   WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

                   o   WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND

                   o   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND

                   o   WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND

WANT TO RECEIVE YOUR ANNUAL AND SEMI-ANNUAL REPORTS FASTER?

Sign up for e-delivery at www.wellsfargo.com/advantagefunds, Keyword: eDocs.

Contents
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS ..................................................      2
PERFORMANCE HIGHLIGHTS
California Limited-Term Tax-Free Fund ...................................      4
California Tax-Free Fund ................................................      6
Colorado Tax-Free Fund ..................................................      8
Minnesota Tax-Free Fund .................................................     10
National Limited-Term Tax-Free Fund .....................................     12
National Tax-Free Fund ..................................................     14
Nebraska Tax-Free Fund ..................................................     16

FUND EXPENSES ...........................................................     18

PORTFOLIO OF INVESTMENTS
California Limited-Term Tax-Free Fund ...................................     21
California Tax-Free Fund ................................................     24
Colorado Tax-Free Fund ..................................................     30
Minnesota Tax-Free Fund .................................................     33
National Limited-Term Tax-Free Fund .....................................     37
National Tax-Free Fund ..................................................     43
Nebraska Tax-Free Fund ..................................................     51

FINANCIAL STATEMENTS

Statements of Assets and Liabilities ....................................     54
Statements of Operations ................................................     56
Statements of Changes in Net Assets .....................................     58
Financial Highlights ....................................................     66

NOTES TO FINANCIAL STATEMENTS ...........................................     74

OTHER INFORMATION .......................................................     83

LIST OF ABBREVIATIONS ...................................................     85

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

[GRAPHIC OMITTED]

WELLS FARGO
      INVESTMENT HISTORY

1971  INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE- WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.
--------------------------------------------------------------------------------

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.


NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $155 BILLION IN ASSETS UNDER MANAGEMENT, AS OF DECEMBER 31, 2007.

EQUITY FUNDS
--------------------------------------------------------------------------------
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Dividend Income Fund
Emerging Growth Fund
Emerging Markets Focus Fund
Endeavor Large Cap Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Index Fund
Equity Value Fund
Growth and Income Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Overseas Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Specialized Financial Services Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund
Value Fund

BOND FUNDS
--------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Corporate Bond Fund
Diversified Bond Fund
Government Securities Fund 1
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Government Income Fund 1
Intermediate Tax-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
National Limited-Term Tax-Free Fund
National Tax-Free Fund
Short Duration Government Bond Fund 1
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Ultra-Short Duration Bond Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
Aggressive Allocation Fund
Asset Allocation Fund
Balanced Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
Life Stage-Aggressive Portfolio
Life Stage-Conservative Portfolio
Life Stage-Moderate Portfolio
WealthBuilder Conservative Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund 2
Target 2010 Fund 2
Target 2015 Fund 2
Target 2020 Fund 2
Target 2025 Fund 2
Target 2030 Fund 2
Target 2035 Fund 2
Target 2040 Fund 2
Target 2045 Fund 2
Target 2050 Fund 2

MONEY MARKET FUNDS
--------------------------------------------------------------------------------
100% Treasury Money Market Fund 1
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund 1
Heritage Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund 1

VARIABLE TRUST FUNDS 3
--------------------------------------------------------------------------------
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.
--------------------------------------------------------------------------------

1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.


NOT PART OF THE SEMI-ANNUAL REPORT.

2 Wells Fargo Advantage Municipal Income Funds            Letter to Shareholders


[PHOTO OMITTED]
---------------------------
KARLA M. RABUSCH,
PRESIDENT
WELLS FARGO ADVANTAGE FUNDS
---------------------------

--------------------------------------------------------------------------------
       AS AN ALTERNATIVE OPTION FOR BANKS SEEKING LIQUIDITY SUPPORT FROM THE FED BUT NOT WISHING TO PUBLICLY DISPLAY THEIR NEEDS FOR CASH THROUGH THE DISCOUNT
                     WINDOW, THE FED INTRODUCED A SILENT-AUCTION LOAN MECHANISM.
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

In this semi-annual report for the six-month period that ended December 31, 2007, you may notice a few changes compared to the report that you received last year at this time. We have redesigned the report so that performance and investment information is more accessible. You may also notice two new pages that feature information about WELLS FARGO ADVANTAGE FUNDS and the Funds that we have to offer to many types of investors.

We will continue to provide you with a general review of the economy and its impact on the stock and bond markets in our semi-annual letter to you, which we have expanded for easier readability. In our next report to you, which will cover the 12-month period that will end June 30, 2008, we will also include the portfolio manager's discussion and a chart showing the growth of a hypothetical $10,000 investment since each fund's inception.

LIQUIDITY PROBLEMS IN THE FIXED-INCOME MARKETS SPARKED A GLOBAL CREDIT CRUNCH.

As liquidity in the fixed-income markets evaporated, a global credit crunch drove U.S. Treasury prices up and widened spreads between Treasuries and the rest of the credit market. Defaults in subprime mortgages were mostly to blame, as participants in the global financial system seemed to collectively discover that these debt obligations were embedded in a vast spectrum of structured debt products and that their expected cash flows were increasingly unlikely to perform as anticipated. As a result, credit and structured product spreads widened dramatically while investors fled unknown risk and sought the safety of U.S. Treasuries--a true flight-to-quality rally.

The stall in the credit market engine was extreme enough to get the attention of the Fed. In mid-August, the Fed announced a surprise cut in the discount rate by 50 basis points in an effort to bolster liquidity after injecting billions of dollars into the capital system during the preceding weeks. (100 basis points equals 1.00%.) However, in the Fed's estimation, these actions were not sufficient, and the Fed subsequently dropped both the federal funds rate and the discount rate by another 50 basis points at its scheduled meeting in mid-September, reversing more than a year of ongoing "inflation risk" vigilance and replacing it with a "risk to growth" cautionary assessment of economic conditions. After a modest rebound in credit conditions during late September and October, the credit crunch returned for a second act in mid-November, prompting further monetary accommodation by the Fed in the last month of the year. As an alternative option for banks seeking liquidity support from the Fed but not wishing to publicly display their needs for cash through the discount window, the Fed introduced a silent-auction loan mechanism. This was a new and innovative way for the Fed to offer supplemental monetary accommodation. However, conventional methods were not neglected either as the Fed further cut the federal funds rate in December by a quarter point to 4.25%.

Although the credit crunch resulted in widened spreads and challenged debt valuations across the board, investment-grade sectors were still able to produce

Letter to Shareholders            Wells Fargo Advantage Municipal Income Funds 3


positive return corporate issues, asset-backed securities (ABS), and even mortgage-backed securities (MBS). Much of the period's spread widening can be attributed to the strong rally in U.S. Treasuries. Yields in credit and structured products declined as well during the period but did not nearly keep pace with the descent of U.S. Treasury yields.

Despite the Fed's efforts, credit spreads and municipal bonds never fully recovered from the credit crunch in July and August, thus marking the end to several protracted quarters of bullish credit valuations. For much of the second half of 2007, higher credit quality tiers generally outperformed each respectively inferior quality level in municipal bonds, from investment grade down through high yield. The AAA-rated municipal bond index generated 372 basis points of total return over the second half of 2007, while the BAA-rated municipal index lost 358 basis points. Thus, portfolios composed of higher-quality municipal bonds generally offered better price protection as the market sold off lower-quality issues in favor of the highest-quality tiers. With the heightened vigilance on credit risk, monoline insurers came under significant valuation pressures late in 2007, as did several credit sectors. Prerefunded municipal bonds generally performed well compared with other municipal bonds, while revenue municipal bonds underperformed. Overall, high-quality and low fundamental credit risk were the key measures of municipal bond valuations over the second half of 2007.

THE UNCERTAINTY OF FUTURE FED ACTION COMBINED WITH OTHER MARKET FORCES SUPPORTS OUR BELIEF THAT SUCCESSFUL INVESTING INCLUDES A BALANCED APPROACH OF OWNING A DIVERSIFIED PORTFOLIO WHILE KEEPING A LONG-TERM PERSPECTIVE. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking investment teams who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------
FOR MUCH OF THE SECOND HALF OF 2007, HIGHER CREDIT QUALITY TIERS GENERALLY OUTPERFORMED EACH RESPECTIVELY INFERIOR QUALITY LEVEL IN MUNICIPAL BONDS, FROM INVESTMENT GRADE DOWN THROUGH HIGH YIELD.
--------------------------------------------------------------------------------

4 Wells Fargo Advantage Municipal Income Funds            Performance Highlights


WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Julio C. Bonilla, CFA
Stephen Galiani

FUND INCEPTION

November 18, 1992

--------------------------------------------------------------------------------
CREDIT QUALITY 1
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                        (61%)
AA                                                                          (5%)
A                                                                           (5%)
BBB                                                                        (13%)
SPI                                                                         (9%)
Unrated                                                                     (7%)

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                                                   (17%)
1-3 Years                                                                  (11%)
3-5 Years                                                                  (24%)
5-10 Years                                                                 (36%)
10-20 Years                                                                (12%)

--------------------------------------------------------------------------------
1 The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution are subject to change.

Performance Highlights            Wells Fargo Advantage Municipal Income Funds 5

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF DECEMBER 31, 2007)

-------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM               Including Sales Charge                  Excluding Sales Charge            Expense Ratio
TAX-FREE FUND                 6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross 3    Net 4
-------------------------------------------------------------------------------------------------------------------------------
Class A (SFCIX)                 (0.84)    (0.01)    1.87      3.17       2.22      3.04     2.50      3.49      1.09      0.85
-------------------------------------------------------------------------------------------------------------------------------
Class C (SFCCX)                  0.84      1.28     1.75      2.66       1.84      2.28     1.75      2.66      1.84      1.60
-------------------------------------------------------------------------------------------------------------------------------
Administrator Class (SCTIX)                                              2.36      3.29     2.79      3.70      0.91      0.60
-------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   Lehman Brothers 3-Year Municipal Bond Index 5                         3.71      5.00     2.67      3.99
-------------------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to California municipal securities risk, high-yield securities risk, and nondiversification risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

--------------------------------------------------------------------------------
2 Performance shown prior to the inception of the Class C shares on August 30, 2002, reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

3 Reflects the gross expense ratio as stated in the November 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

4 The investment adviser has contractually committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 Lehman Brothers 3-Year Municipal Bond Index is the 3-year component of the Lehman Brothers Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

6 Wells Fargo Advantage Municipal Income Funds            Performance Highlights


WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax and California individual income tax.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Stephen Galiani

FUND INCEPTION

October 6, 1988

--------------------------------------------------------------------------------
CREDIT QUALITY 1
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                        (61%)
AA                                                                          (4%)
A                                                                          (14%)
BBB                                                                        (17%)
Cash                                                                        (1%)
SPI                                                                         (1%)
Unrated                                                                     (2%)

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                                                    (5%)
1-3 Years                                                                   (9%)
3-5 Years                                                                   (3%)
5-10 Years                                                                 (10%)
10-20 Years                                                                (42%)
20 + Years                                                                 (31%)

--------------------------------------------------------------------------------
1 The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution are subject to change.

Performance Highlights            Wells Fargo Advantage Municipal Income Funds 7

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF DECEMBER 31, 2007)

------------------------------------------------------------------------------------------------------------------------------
                                      Including Sales Charge                 Excluding Sales Charge            Expense Ratio
CALIFORNIA TAX-FREE FUND      6 Months*   1 Year   5 Year   10 Year   6 Months*  1 Year   5 Year   10 Year   Gross 3    Net 4
------------------------------------------------------------------------------------------------------------------------------
Class A (SCTAX)                 (2.60)    (2.61)    3.21      4.38       1.99     1.97     4.16      4.86      1.04      0.80
------------------------------------------------------------------------------------------------------------------------------
Class B (SGCBX)                 (3.38)    (3.64)    2.98      4.07       1.62     1.36     3.34      4.07      1.79      1.55
------------------------------------------------------------------------------------------------------------------------------
Class C (SCTCX)                  0.53      0.18     3.32      4.06       1.53     1.18     3.32      4.06      1.79      1.55
------------------------------------------------------------------------------------------------------------------------------
Administrator Class (SGCAX)                                              2.12     2.23     4.40      5.05      0.86      0.55
------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   Lehman Brothers Municipal Bond Index 5                                3.22     3.36     4.30      5.18
------------------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to California municipal securities risk, high-yield securities risk, and nondiversification risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

--------------------------------------------------------------------------------
2 Prior to April 11, 2005, the Administrator Class was named the Institutional Class. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Class A shares.

3 Reflects the gross expense ratio as stated in the November 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses, including acquired fund expenses which are excluded from the gross expenses reported in the Financial Highlights.

4 The investment adviser has contractually committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

8 Wells Fargo Advantage Municipal Income Funds            Performance Highlights


WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax and Colorado individual income tax.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Stephen Galiani
Adrian Van Poppel

FUND INCEPTION

June 1, 1993

--------------------------------------------------------------------------------
CREDIT QUALITY 1
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                        (53%)
AA                                                                         (15%)
A                                                                          (14%)
BBB                                                                         (6%)
B                                                                           (1%)
Cash                                                                        (4%)
SPI                                                                         (2%)
Unrated                                                                     (5%)

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                                                    (9%)
1-3 Years                                                                   (5%)
3-5 Years                                                                  (10%)
5-10 Years                                                                 (11%)
10-20 Years                                                                (45%)
20 + Years                                                                 (20%)

--------------------------------------------------------------------------------
1 The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution are subject to change.

Performance Highlights            Wells Fargo Advantage Municipal Income Funds 9

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF DECEMBER 31, 2007)

-----------------------------------------------------------------------------------------------------------------------------
                                            Including Sales Charge              Excluding Sales Charge          Expense Ratio
COLORADO TAX-FREE FUND               6 Months*  1 Year  5 Year  10 Year   6 Months*  1 Year  5 Year  10 Year   Gross 3  Net 4
-----------------------------------------------------------------------------------------------------------------------------
Class A (NWCOX)                        (2.43)   (2.17)   2.66     4.22       2.16    2.44     3.61     4.70     1.09     0.85
-----------------------------------------------------------------------------------------------------------------------------
Class B (NWCBX)                        (3.12)   (3.22)   2.48     3.92       1.88    1.78     2.84     3.92     1.84     1.60
-----------------------------------------------------------------------------------------------------------------------------
Administrator Class (NCOTX)                                                  2.29    2.70     3.87     4.83     0.91     0.60
-----------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   Lehman Brothers Municipal Bond Index 5                                    3.22    3.36     4.30     5.18
-----------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to Colorado municipal securities risk, high-yield securities risk, and nondiversification risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

--------------------------------------------------------------------------------
2 Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

3 Reflects the gross expense ratio as stated in the November 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses, including acquired fund expenses which are excluded from the gross expenses reported in the Financial Highlights and excluding interest expenses and fees as reported in the Notes to the Financial Highlights.

4 The investment adviser has contractually committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

10 Wells Fargo Advantage Municipal Income Funds           Performance Highlights


WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax and Minnesota individual income tax.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Kenneth M. Salinger, CFA
Adrian Van Poppel

FUND INCEPTION

January 12, 1988

--------------------------------------------------------------------------------
CREDIT QUALITY 1
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                        (47%)
AA                                                                         (12%)
A                                                                          (14%)
BBB                                                                        (12%)
BB/Ba                                                                       (1%)
Unrated                                                                    (14%)

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

1-3 Years                                                                  (18%)
3-5 Years                                                                  (12%)
5-10 Years                                                                 (18%)
10-20 Years                                                                (37%)
20 + Years                                                                 (15%)

--------------------------------------------------------------------------------
1 The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution are subject to change.

Performance Highlights           Wells Fargo Advantage Municipal Income Funds 11

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF DECEMBER 31, 2007)

-----------------------------------------------------------------------------------------------------------------------------
                                            Including Sales Charge              Excluding Sales Charge          Expense Ratio
MINNESOTA TAX-FREE FUND              6 Months*  1 Year  5 Year  10 Year   6 Months*  1 Year  5 Year  10 Year   Gross 3  Net 4
-----------------------------------------------------------------------------------------------------------------------------
Class A (NMTFX)                        (1.95)   (1.80)   2.80     3.99       2.68     2.82    3.75     4.47     1.08     0.85
-----------------------------------------------------------------------------------------------------------------------------
Class B (NWMBX)                        (2.61)   (2.94)   2.62     3.69       2.39     2.06    2.97     3.69     1.83     1.60
-----------------------------------------------------------------------------------------------------------------------------
Class C (WMTCX)                         1.39     1.15    2.97     3.69       2.39     2.15    2.97     3.69     1.83     1.60
-----------------------------------------------------------------------------------------------------------------------------
Class Z (WMTZX)                                                              2.73     2.93    3.79     4.50     1.25     0.75
-----------------------------------------------------------------------------------------------------------------------------
Administrator Class (NWMIX)                                                  2.90     3.17    4.02     4.61     0.90     0.60
-----------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   Lehman Brothers Municipal Bond Index 5                                    3.22     3.36    4.30     5.18
-----------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z AND ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to Minnesota municipal securities risk, high-yield securities risk, and nondiversification risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

--------------------------------------------------------------------------------

2 Performance shown prior to the inception of the Class C shares on April 11, 2005, reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Performance shown prior to the inception of the Class Z shares on April 11, 2005, reflects the performance of the Class A shares, and includes sales charges and expenses that are not applicable to and are higher than those of the Class Z shares. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

3 Reflects the gross expense ratio as stated in the November 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses, including acquired fund expenses which are excluded from the gross expenses reported in the Financial Highlights.

4 The investment adviser has contractually committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

12 Wells Fargo Advantage Municipal Income Funds           Performance Highlights


WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND (the Fund) seeks current income exempt from federal income taxes, consistent with capital preservation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Lyle J. Fitterer, CFA, CPA

FUND INCEPTION

October 1, 1996

--------------------------------------------------------------------------------
CREDIT QUALITY 1
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                        (28%)
AA                                                                         (10%)
A                                                                          (20%)
BBB                                                                         (1%)
Cash                                                                       (33%)
Unrated                                                                     (8%)

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                                                   (47%)
1-3 Years                                                                  (20%)
3-5 Years                                                                  (16%)
5-10 Years                                                                 (11%)
10-20 Years                                                                 (6%)

--------------------------------------------------------------------------------
1 The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution are subject to change.

Performance Highlights           Wells Fargo Advantage Municipal Income Funds 13

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF DECEMBER 31, 2007)

-------------------------------------------------------------------------------------------------------------------------------
NATIONAL LIMITED-TERM                 Including Sales Charge                  Excluding Sales Charge            Expense Ratio
TAX-FREE FUND                 6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross 3    Net 4
-------------------------------------------------------------------------------------------------------------------------------
Class A (WNLAX)                 (0.53)     0.40     1.80     3.30       2.55       3.50     2.42      3.61      1.12      0.80
-------------------------------------------------------------------------------------------------------------------------------
Class B (WNLBX)                 (0.84)    (0.27)    1.65     2.83       2.16       2.73     1.65      2.83      1.87      1.55
-------------------------------------------------------------------------------------------------------------------------------
Class C (WNLCX)                  1.07      1.73     1.62     2.82       2.07       2.73     1.62      2.82      1.87      1.55
-------------------------------------------------------------------------------------------------------------------------------
Administrator Class (NVLIX)                                             2.67       3.75     2.66      3.86      0.94      0.60
-------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   Lehman Brothers 3-Year Municipal Bond Index 5                        3.71       5.00     2.67      3.99
-------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 3.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

--------------------------------------------------------------------------------
2 Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

3 Reflects the gross expense ratio as stated in the November 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses, including acquired expenses which are excluded from the gross expenses reported in the Financial Highlights.

4 The investment adviser has contractually committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 Lehman Brothers 3-Year Municipal Bond Index is the 3-year component of the Lehman Brothers Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa.You cannot invest directly in an Index.

14 Wells Fargo Advantage Municipal Income Funds           Performance Highlights


WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Lyle J. Fitterer, CFA, CPA
Kenneth M. Salinger, CFA

FUND INCEPTION

August 1, 1989

--------------------------------------------------------------------------------
CREDIT QUALITY 1
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                        (49%)
AA                                                                          (9%)
A                                                                           (8%)
BBB                                                                        (11%)
Cash                                                                        (2%)
Unrated                                                                    (21%)

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                                                   (23%)
1-3 Years                                                                  (30%)
3-5 Years                                                                  (39%)
5-10 Years                                                                  (8%)

--------------------------------------------------------------------------------
1 The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution are subject to change.

Performance Highlights           Wells Fargo Advantage Municipal Income Funds 15

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF DECEMBER 31, 2007)

------------------------------------------------------------------------------------------------------------------------------
                                      Including Sales Charge                  Excluding Sales Charge            Expense Ratio
NATIONAL TAX-FREE FUND        6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross 3    Net 4
------------------------------------------------------------------------------------------------------------------------------
Class A (NWTFX)                (2.43)     (2.27)    3.04     4.08        2.17       2.33    3.99      4.56      1.07      0.85
------------------------------------------------------------------------------------------------------------------------------
Class B (NWTBX)                (3.31)     (3.43)    2.84     3.78        1.69       1.57    3.20      3.78      1.82      1.60
------------------------------------------------------------------------------------------------------------------------------
Class C (WFNTX)                 0.69       0.47     3.20     3.77        1.69       1.47    3.20      3.77      1.82      1.60
------------------------------------------------------------------------------------------------------------------------------
Administrator Class (NTFTX)                                              2.30       2.59    4.23      4.76      0.89      0.60
------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   Lehman Brothers Municipal Bond Index 5                                3.22       3.36    4.30      5.18
------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

--------------------------------------------------------------------------------
2 Performance shown prior to the inception of the Class C shares reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

3 Reflects the gross expense ratio as stated in the November 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses, including acquired fund expenses which are excluded from the gross expenses reported in the Financial Highlights.

4 The investment adviser has contractually committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

16 Wells Fargo Advantage Municipal Income Funds           Performance Highlights


WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax and Nebraska individual income tax.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

FUND MANAGER

Julio C. Bonilla, CFA
Wendy Casetta

FUND INCEPTION

August 31, 1989

--------------------------------------------------------------------------------
CREDIT QUALITY 1
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                        (39%)
AA                                                                         (18%)
A                                                                           (4%)
BBB                                                                        (18%)
BB/Ba                                                                       (1%)
Cash                                                                        (3%)
Unrated                                                                    (17%)

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                                                   (12%)
1-3 Years                                                                  (15%)
3-5 Years                                                                  (13%)
5-10 Years                                                                 (36%)
10-20 Years                                                                (23%)
20 + Years                                                                  (1%)

--------------------------------------------------------------------------------
1 The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution are subject to change.

Performance Highlights           Wells Fargo Advantage Municipal Income Funds 17

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF DECEMBER 31, 2007)

-------------------------------------------------------------------------------------------------------------
                                                                                              EXPENSE RATIO
NEBRASKA TAX-FREE FUND                             6 MONTHS *   1 YEAR   5 YEAR   10 YEAR    GROSS 3    NET 4
-------------------------------------------------------------------------------------------------------------
Administrator Class (GPTFX)                          3.37        3.82     3.30     4.22       0.97       0.75
BENCHMARK
   Lehman Brothers Municipal Bond Index 5            3.22        3.36     4.30     5.18

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to Nebraska municipal securities risk and nondiversification risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

--------------------------------------------------------------------------------

2     Prior to April 11, 2005, the WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND
      - Administrator Class was named the Wells Fargo Nebraska Tax-Free Fund - Institutional Class.

3 Reflects the gross expense ratio as stated in the November 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

4 The investment adviser has contractually committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

18 Wells Fargo Advantage Municipal Income Funds                    Fund Expenses


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from July 1, 2007 to December 31, 2007.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------------------------------------------------------
                                                                      Beginning         Ending        Expenses
                                                                    Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND           07-01-2007      12-31-2007      Period 1    Expense Ratio
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                             $1,000.00       $1,022.20        $4.33          0.85%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,020.92        $4.33          0.85%
CLASS C
   Actual                                                             $1,000.00       $1,018.40        $8.14          1.60%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,017.14        $8.13          1.60%
ADMINISTRATOR CLASS
   Actual                                                             $1,000.00       $1,023.60        $3.06          0.60%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,022.18        $3.06          0.60%
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                             $1,000.00       $1,019.90        $4.07          0.80%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,021.17        $4.08          0.80%
CLASS B
   Actual                                                             $1,000.00       $1,016.20        $7.88          1.55%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,017.39        $7.88          1.55%
CLASS C
   Actual                                                             $1,000.00       $1,015.30        $7.87          1.55%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,017.39        $7.88          1.55%
ADMINISTRATOR CLASS
   Actual                                                             $1,000.00       $1,021.20        $2.80          0.55%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,022.43        $2.80          0.55%

Fund Expenses                    Wells Fargo Advantage Municipal Income Funds 19


--------------------------------------------------------------------------------------------------------------------------------
                                                                      Beginning         Ending        Expenses
                                                                    Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND                          07-01-2007      12-31-2007      Period 1    Expense Ratio
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                             $1,000.00       $1,021.60        $4.64 2        0.91% 3
   Hypothetical (5% return before expenses)                           $1,000.00       $1,020.62        $4.63 2        0.91% 3
CLASS B
   Actual                                                             $1,000.00       $1,018.80        $8.45 2        1.66% 3
   Hypothetical (5% return before expenses)                           $1,000.00       $1,016.84        $8.44 2        1.66% 3
ADMINISTRATOR CLASS
   Actual                                                             $1,000.00       $1,022.90        $3.37 2        0.66% 3
   Hypothetical (5% return before expenses)                           $1,000.00       $1,021.88        $3.36 2        0.66% 3
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                             $1,000.00       $1,026.80        $4.34          0.85%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,020.92        $4.33          0.85%
CLASS B
   Actual                                                             $1,000.00       $1,023.90        $8.16          1.60%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,017.14        $8.13          1.60%
CLASS C
   Actual                                                             $1,000.00       $1,023.90        $8.16          1.60%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,017.14        $8.13          1.60%
CLASS Z
   Actual                                                             $1,000.00       $1,027.30        $3.83          0.75%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,021.42        $3.82          0.75%
ADMINISTRATOR CLASS
   Actual                                                             $1,000.00       $1,029.00        $3.07          0.60%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,022.18        $3.06          0.60%
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                             $1,000.00       $1,025.50        $4.24          0.83%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,021.02        $4.23          0.83%
CLASS B
   Actual                                                             $1,000.00       $1,021.60        $8.05          1.58%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,017.24        $8.03          1.58%
CLASS C
   Actual                                                             $1,000.00       $1,020.70        $8.05          1.58%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,017.24        $8.03          1.58%
ADMINISTRATOR CLASS
   Actual                                                             $1,000.00       $1,026.70        $3.07          0.60%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,022.18        $3.06          0.60%
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                             $1,000.00       $1,021.70        $4.33          0.85%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,020.92        $4.33          0.85%
CLASS B
   Actual                                                             $1,000.00       $1,016.90        $8.13          1.60%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,017.14        $8.13          1.60%

20 Wells Fargo Advantage Municipal Income Funds                    Fund Expenses


--------------------------------------------------------------------------------------------------------------------------------
                                                                      Beginning         Ending        Expenses
                                                                    Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND (continued)              07-01-2007      12-31-2007      Period 1    Expense Ratio
--------------------------------------------------------------------------------------------------------------------------------
Class C
   Actual                                                             $1,000.00       $1,016.90        $8.13          1.60%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,017.14        $8.13          1.60%
ADMINISTRATOR CLASS
   Actual                                                             $1,000.00       $1,023.00        $3.06          0.60%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,022.18        $3.06          0.60%
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                             $1,000.00       $1,033.70        $3.84          0.75%
   Hypothetical (5% return before expenses)                           $1,000.00       $1,021.42        $3.82          0.75%

1 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

2 Actual expenses paid during the period using the net expense ratios excluding interest expense and fees for Class A, Class B and Administration Class were $4.33, $8.14 and $3.06, respectively. Hypothetical expenses paid during the period using the net expenses ratios excluding interest expense and fees for Class A, Class B and Administration Class were $4.33, $8.13 and $3.06, respectively.

3 The net expense ratios excluding interest expense and fees for Class A, Class B and Administration Class were 0.85%, 1.60% and 0.60%, respectively.

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 21


CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 98.71%
$  1,105,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL
              HOMES FOUNDATION PROJECT (HCFR)                                        5.00%          07/01/2008      $   1,109,984
     170,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SAN DIEGO CA
              HOSPITAL ASSOCIATION SERIES C                                          4.00           03/01/2008            170,053
   1,000,000  ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY CALIFORNIA REVENUE
              SERIES A (TRANSPORTATION REVENUE)                                      5.25           10/01/2021          1,040,200
   1,500,000  ALAMEDA-CONTRA COSTA CA TRANSIT DISTRICT FHR COMPUTER SYSTEM
              PROJECT (LEASE REVENUE)                                                4.00           08/01/2012          1,509,330
     500,000  ANTIOCH CA PFFA COMMUNITY FACILITIES DISTRICT #1989-1
              PREREFUNDED (SPECIAL TAX REVENUE, AMBAC INSURED)SS.                    5.70           08/01/2022            525,480
   1,340,000  CALAVERAS COUNTY CA COMMUNITY FACILITIES DISTRICT #2
              PREREFUNDED (TAX REVENUE)SS.                                           7.00           09/01/2026          1,514,120
     600,000  CALIFORNIA CASA COLINA PROJECT (HCFR)                                  5.50           04/01/2013            624,576
      85,000  CALIFORNIA CATHOLIC WEST PREREFUNDED (HFFA REVENUE)SS.+/-              4.45           07/01/2026             88,635
     915,000  CALIFORNIA CATHOLIC WEST UNREFUNDED BALANCE (HFFA REVENUE)SS.+/-       4.45           07/01/2026            934,023
     465,000  CALIFORNIA INFRASTRUCTURE & Economic Development J. Paul Getty
              SERIES A (OTHER REVENUE)SS.+/-                                         4.00           10/01/2023            470,757
   1,035,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY COMMUNITY HOSPITALS
              CENTRAL CALIFORNIA (HFFA REVENUE)                                      5.00           02/01/2012          1,043,694
   1,000,000  CALIFORNIA PCFA SOLID WASTE DISPOSAL WASTE MANAGEMENT PROJECT
              SERIES A (PCR)SS.+/-                                                   5.13           07/01/2031          1,020,390
   2,000,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
              MORTGAGE-BACKED PROGRAM SERIES A (SFHR, FNMA INSURED)                  4.20           02/01/2027          2,027,300
   1,000,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
              MORTGAGE-BACKED PROGRAM SERIES C PUTTABLE (HOUSING REVENUE,
              GNMA INSURED)SS.                                                       4.10           08/01/2039          1,009,890
   1,100,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B1 (POWER
              REVENUE)SS.+/-                                                         3.53           05/01/2022          1,100,000
   1,140,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B6 (WATER &
              WASTEWATER AUTHORITY REVENUE)SS.+/-                                    3.27           05/01/2022          1,140,000
   1,000,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G4 (WATER REVENUE,
              FIRST SECURITY BANK LOC)SS.+/-                                         3.35           05/01/2016          1,000,000
     250,000  CALIFORNIA STATE DWR WATER SYSTEM SERIES T (WATER REVENUE)             5.00           12/01/2010            256,868
     625,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES A (SALES TAX REVENUE)        5.00           07/01/2016            659,850
     900,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES A (SALES TAX REVENUE)        5.25           07/01/2014            995,265
     900,000  CALIFORNIA STATE SERIES A (HFFA REVENUE LOC, MBIA INSURED)SS.+/-       3.53           09/01/2028            900,000
   1,000,000  CALIFORNIA STATE SERIES A8 CITIBANK INSURED (PROPERTY TAX
              REVENUE LOC)SS.+/-                                                     3.28           05/01/2034          1,000,000
     745,000  CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED
              AUXILIARY ORGANIZATION EVENT CENTER (COLLEGE & University
              Revenue)                                                               5.00           07/01/2010            778,071
     800,000  CALIFORNIA STATE VETERANS BONDS SERIES BG (TAX REVENUE, FIRST
              SECURITY BANK LOC)                                                     5.15           12/01/2015            822,320
     800,000  CALIFORNIA STATEWIDE CDA (ACA RADIAN INSURED)SS.+/-                    2.00           05/15/2029            800,000
   1,000,000  CALIFORNIA STATEWIDE CDA DISPOSAL REPUBLIC SERVICES SERIES A
              (SOLID WASTE REVENUE)(i)                                               4.95           12/01/2012            995,440
   1,150,000  CALIFORNIA STATEWIDE CDA HEALTH FACILITIES (LEASE REVENUE, MBIA
              INSURED)                                                               5.50           09/01/2014          1,254,489
     875,000  CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL PENINSULA PROJECT
              (GO - STATES, TERRITORIES)                                             4.60           11/01/2013            857,859
     600,000  CALIFORNIA STATEWIDE CDA IRVINE APARTMENT COMMUNITIES SERIES A3
              (HOUSING REVENUE)SS.+/-                                                5.10           05/15/2025            609,090
   1,000,000  CALIFORNIA STATEWIDE CDA JOHN MUIR MT. DIABLO HEALTH SYSTEMS
              (HFFA REVENUE, MBIA INSURED)                                           5.50           08/15/2012          1,052,690
     700,000  CALIFORNIA STATEWIDE CDA MULTI-FAMILY REVENUE FUND FOR HOUSING
              SERIES A PREREFUNDED (HOUSING REVENUE)SS.(i)                           6.50           12/01/2029            759,157
     775,000  CALIFORNIA STATEWIDE CDA QUAIL RIDGE APARTMENTS SERIES E1
              (HOUSING REVENUE)                                                      4.25           07/01/2012            772,520
     700,000  CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATION (HCFR,
              ACA INSURED)SS.+/-                                                     5.50           12/01/2028            700,000
   1,390,000  CALIFORNIA STATEWIDE CDA SHERMAN OAKS PROJECT SERIES A (OTHER
              REVENUE, AMBAC INSURED)                                                5.50           08/01/2011          1,449,228
     505,000  CALIFORNIA UNIVERSITY OF THE PACIFIC (COLLEGE & University
              REVENUE)                                                               4.10           11/01/2010            518,579
   1,000,000  CENTRAL VALLEY CA FINANCING AUTHORITY CARSON ICE GENERAL
              PROJECT (ELECTRIC REVENUE, MBIA INSURED)#                              5.25           07/01/2010          1,020,840
     515,000  COMPTON CA SOLID WASTE MANAGEMENT FACILITIES (SOLID WASTE
              REVENUE)                                                               4.80           08/01/2020            503,093
     235,000  DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY FRANCISCAN
              ACQUISITION PROJECT SERIES A (HOUSING REVENUE)                         5.00           12/15/2010            247,241

22 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
CALIFORNIA (continued)
$    395,000  DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY FRANCISCAN
              MOBILE SERIES A (HOUSING REVENUE)                                      3.25%          12/15/2008       $    394,408
     300,000  DESERT CA COMMUNITY COLLEGE DISTRICT CAPITAL APPRECIATION
              BONDS SERIES C (PROPERTY TAX REVENUE)^                                 3.13           08/01/2008            294,609
     165,000  DESERT CA COMMUNITY COLLEGE DISTRICT CAPITAL APPRECIATION
              BONDS SERIES C (PROPERTY TAX REVENUE)^                                 3.32           08/01/2010            151,544
     135,000  DESERT CA COMMUNITY COLLEGE DISTRICT CAPITAL APPRECIATION
              BONDS SERIES C (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)^        3.43           08/01/2011            119,511
     150,000  DESERT CA COMMUNITY COLLEGE DISTRICT CAPITAL APPRECIATION
              BONDS SERIES C (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)^        3.55           08/01/2012            127,658
   1,000,000  DINUBA CA MERGED CITY REDEVELOPMENT #2 (TAX INCREMENTAL
              REVENUE)                                                               4.40           10/01/2011            996,730
   1,000,000  GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION
              ASSET-BACKED SECURITY SERIES A1 (OTHER REVENUE)                        5.00           06/01/2033            865,710
   1,000,000  GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION ENHANCED
              ASSET-BACKED SERIES A (EXCISE TAX REVENUE, AMBAC INSURED)              5.00           06/01/2020          1,019,320
   4,000,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA SERIES 2003
              A1 PREREFUNDED (EXCISE TAX REVENUE)SS.                                 6.25           06/01/2033          4,382,800
   1,350,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA SERIES A2
              PREREFUNDED (EXCISE TAX REVENUE)SS.                                    7.90           06/01/2042          1,631,826
   2,180,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA TOBACCO
              SETTLEMENT REVENUE PREREFUNDED SERIES 2003 A1 (EXCISE TAX
              REVENUE)SS.                                                            6.75           06/01/2039          2,519,993
     435,000  GROSSMONT CUYAMACA CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
              REVENUE, FGIC INSURED)SS.+/-                                           3.53           08/01/2024            435,000
   2,925,000  INLAND EMPIRE CA SOLID WASTE FINANCING AUTHORITY LANDFILL
              IMPROVEMENT PROJECT SERIES B (LEASE REVENUE, FIRST
              SECURITY BANK LOC)                                                     6.25           08/01/2011          3,066,102
     500,000  LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY HORSETHIEF CANYON
              (SPECIAL TAX REVENUE)                                                  5.35           09/01/2010            509,080
   1,045,000  LONG BEACH CA BOND FINANCE AUTHORITY AQUARIUM OF THE SOUTH
              PACIFIC (LEASE REVENUE, AMBAC INSURED)                                 5.50           11/01/2015          1,128,663
     230,000  LOS ANGELES CA (ELECTRIC REVENUE, MBIA INSURED)                        4.75           08/15/2011            230,297
     410,000  LOS ANGELES CA HOLLYWOOD PRESBYTERIAN MEDICAL CENTER (LEASE
              REVENUE, INDLC INSURED)                                                9.63           07/01/2013            483,201
     100,000  LOS ANGELES CA MUNICIPAL IMPROVEMENT CORPORATION SPECIAL
              TAX-POLICE EMERGENCY SERIES D (LEASE REVENUE)                          4.13           09/01/2008            100,086
   1,000,000  LOS ANGELES COUNTY CA COMMUNITY FACILITIES DISTRICT # 5
              ROWLAND HEIGHTS AREA (SPECIAL TAX REVENUE, FIRST
              SECURITY BANK LOC)                                                     5.00           09/01/2019          1,019,720
     405,000  LOS ANGELES COUNTY CA TRANSPORTATION COMMISSION SERIES B
              (SALES TAX REVENUE)                                                    6.50           07/01/2010            423,476
   1,000,000  NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE
              TRANSFER FACILITY (SOLID WASTE REVENUE)                                5.10           02/15/2011          1,005,040
   1,000,000  NEW HAVEN CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK
              LOC)                                                                  12.00          08/01/2013           1,437,600
   1,400,000  NORTHERN CA TRANSMISSION CALIFORNIA OREGON TRANSMISSION
              PROJECT SERIES A (POWER REVENUE, MBIA INSURED)                         7.00           05/01/2013          1,592,402
     290,000  PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL AIRPORT
              (AIRPORT REVENUE)                                                      5.10           07/01/2012            287,407
     410,000  PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL AIRPORT
              (AIRPORT REVENUE)                                                      5.20           07/01/2013            407,257
     430,000  PALM SPRINGS CA AIRPORT SUB PALM SPRINGS INTERNATIONAL AIRPORT
              (AIRPORT REVENUE)                                                      5.30           07/01/2014            430,232
     500,000  PALO VERDE CA USD FLEXFUND PROGRAM (EDUCATIONAL FACILITIES
              REVENUE)                                                               4.80           09/01/2027            510,445
     635,000  PALOMAR POMERADO HEALTH CA CAPITAL APPRECIATION (PROPERTY TAX
              REVENUE, MBIA INSURED)^                                                3.52           08/01/2011            560,362
   1,060,000  ROCKLIN CA USD CAPITAL APPRECIATION (PROPERTY TAX REVENUE,
              FGIC INSURED)^                                                         5.26           08/01/2017            644,406
   1,000,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
              REGULATION B (OTHER REVENUE, FGIC INSURED)SS.+/-                       3.96           12/01/2035            907,880
     985,000  SALINAS VALLEY CA SOLID WASTE AUTHORITY (SOLID WASTE REVENUE,
              AMBAC INSURED)                                                         5.00           08/01/2012          1,038,840
   1,000,000  SAN BERNARDINO COUNTY CA FINANCING AUTHORITY FACILITIES
              PROJECT (OTHER REVENUE)                                                5.10           06/01/2017            953,470
   1,000,000  SAN DIEGO CA CTF UNDIVIDED INTEREST (WATER REVENUE, FGIC
              INSURED)                                                               5.00           08/01/2017          1,021,160
     700,000  SAN FRANCISCO CA AIRPORT IMPROVEMENT UNITED AIRLINES
              INCORPORATED PROJECT (AIRPORT REVENUE)                                 8.00           07/01/2013            791,567
     100,000  SAN FRANCISCO CA CITY & County Airports Commission Series A
              (AIRPORT REVENUE, FGIC INSURED)                                        5.00           05/01/2016            104,250

Portfolio of Investments--December 31, 2007 (Unaudited)

                                Wells Fargo Advantage Municipal Income Funds  23


CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
CALIFORNIA (continued)
$  2,000,000  TORRANCE CA REDEVELOPMENT AGENCY REFERENDUM SERIES C
              (TAX ALLOCATION REVENUE, MBIA INSURED)                                 5.45%          09/01/2018      $   2,102,860
     315,000  TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX REVENUE, FIRST
              SECURITY BANK LOC)                                                     6.00           08/01/2013            357,827
     345,000  TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX REVENUE, FIRST
              SECURITY BANK LOC)                                                     8.00           08/01/2012            413,270
     245,000  WHITTIER CA PFA GREENLEAF AVENUE WHITTIER REDEVELOPMENT AGENCY
              SERIES A (LEASE REVENUE)                                               5.00           11/01/2012            249,190
                                                                                                                       67,996,231
                                                                                                                    -------------
PUERTO RICO: 3.57%
     805,000  PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENT (PROPERTY TAX
              REVENUE, MBIA INSURED)                                                 5.75           07/01/2020            854,540
   1,000,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU (OTHER REVENUE,
              FIRST SECURITY BANK LOC)SS.+/-                                         4.11           07/01/2029            927,820
     750,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES A
              (SALES TAX REVENUE, AMBAC INSURED)                                     5.25           07/01/2010            764,948

                                                                                                                        2,547,308
                                                                                                                    -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $70,441,784)                                                                       70,543,539
                                                                                                                    -------------

      SHARES
SHORT-TERM INVESTMENTS: 2.11%

   1,506,203 WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~+++                                           1,506,203
                                                                                                                    -------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,506,203)                                                                          1,506,203
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $71,947,987)*                         100.82%                                                                 $  72,049,742
OTHER ASSETS AND LIABILITIES, NET            (0.82)                                                                      (583,170)
                                            ------                                                                  -------------
TOTAL NET ASSETS                            100.00%                                                                 $  71,466,572
                                            ------                                                                  -------------

--------------------------------------------------------------------------------
ss. These securities are subject to a demand feature which reduces the effective maturity.

+/-   Variable rate investments.

(i)   Illiquid security.

#     Security pledged as collateral for futures transactions. (See Note 2)

^     Zero coupon bond. Interest rate presented is yield to maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $1,506,203.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

24 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES: 98.42%

CALIFORNIA: 97.39%
$  4,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CHANNING
              HOUSE (NURSING HOME REVENUE)                                          5.50%            02/15/2029     $   3,945,680
   2,180,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SCHOOL OF
              MECHANIC ARTS (EDUCATIONAL FACILITIES REVENUE)                        5.30             10/01/2032         2,210,498
   4,500,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SENIOR
              WINDEMERE RANCH FINANCING PROGRAM SERIES A (SPECIAL FACILITIES
              REVENUE, CIFG INSURED)                                                4.75             09/02/2034         4,362,705
   1,500,000  ABC USD CAPITAL APPRECIATION SERIES B (PROPERTY TAX REVENUE,
              FGIC INSURED)^                                                        4.47             08/01/2018           939,510
   2,000,000  ACALANES CA UNION HIGH SCHOOL DISTRICT (FIRST SECURITY BANK
              LOC)                                                                  5.25             08/01/2025         2,137,780
   9,495,000  ANAHEIM CA PFA CAPITAL APPRECIATION SUBSIDIZE PUBLIC
              IMPROVEMENT PROJECT SERIES C (LEASE REVENUE, FIRST SECURITY
              BANK LOC)^                                                            5.06             09/01/2036         2,266,551
   4,345,000  AZTEC CA SHOPS LIMITED SAN DIEGO STATE UNIVERSITY (COLLEGE &
              University Revenue)                                                   5.88             09/01/2020         4,466,182
   3,190,000  BELMONT CA COMMUNITY FACILITIES SPECIAL TAX DISTRICT #2000-1
              LIBRARY PROJECT SERIES A (TAX INCREMENTAL REVENUE, AMBAC
              INSURED)                                                              5.75             08/01/2030         3,731,566
   5,000,000  BERKELEY CA USD ELECTION 2000 (PROPERTY TAX REVENUE, FIRST
              SECURITY BANK LOC)                                                    5.00             08/01/2027         5,164,500
   1,185,000  BRENTWOOD CA INFRASTRUCTURE FINANCING AUTHORITY (LEASE
              REVENUE, FIRST SECURITY BANK LOC)                                     4.75             09/02/2024         1,205,252
   1,500,000  CABRILLO CA USD SERIES A (PROPERTY TAX REVENUE, AMBAC INSURED)^       4.67             08/01/2021           801,255
   4,000,000  CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HCFR)                   5.00             03/01/2028         3,973,600
   3,000,000  CALIFORNIA CASA COLINA PROJECT (HCFR)                                 6.00             04/01/2022         3,106,350
     415,000  CALIFORNIA EDUCATIONAL FACILITIES POOLED COLLEGE PROJECTS
              SERIES B (COLLEGE & University Revenue)                               5.13             04/01/2009           429,355
   1,085,000  California Educational Facilities Pooled College Projects
              Series B (College & University Revenue)                               5.13             04/01/2017         1,091,684
     275,000  California Educational Facilities Pooled College Projects
              Series B (College & University Revenue)                               5.25             04/01/2009           284,930
     725,000  California Educational Facilities Pooled College Projects
              Series B (College & University Revenue)                               5.25             04/01/2024           719,461
   3,500,000  California Housing Finance Agency Home Mortgage Series G
              (General Obligation - Bond Bank)                                      4.95             12/01/2028         3,534,545
   1,000,000  California Infrastructure & Economic Development Bank Bay Area
              Toll Bridges First Lien A Prerefunded (Toll Road Revenue,
              AMBAC Insured)ss.                                                     5.13             07/01/2037         1,125,050
   5,000,000  California Infrastructure & Economic Development Bank J. David
              Gladstone Institute Project (HCFR)                                    5.25             10/01/2034         5,041,350
   5,000,000  California Infrastructure & Economic Development Bank
              Prerefunded (Lease Revenue, MBIA Insured)ss.                          5.50             06/01/2025         5,318,800
   4,280,000  California Municipal Finance Authority Bennett House Project
              Series E (Housing Revenue, FNMA)                                      4.90             08/15/2037         4,273,109
   2,000,000  California Pooled College & University Project Series B
              Prerefunded (College & University Revenue)ss.                         6.75             06/01/2030         2,180,840
   7,000,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY HOMEBUYERS
              FUND (SFMR, GNMA INSURED)                                             5.40             06/01/2048         7,259,910
   2,500,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
              MORTGAGE-BACKED SECURITIES SERIES A (SFMR, FNMA INSURED)              5.40             02/01/2037         2,560,625
   3,000,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
              MORTGAGE-BACKED SECURITIES SERIES A (SFMR, FNMA INSURED)              5.45             02/01/2048         3,039,960
      90,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
              MORTGAGE-BACKED SECURITIES SERIES B (HOUSING REVENUE, GNMA
              INSURED)                                                              6.25             12/01/2031            92,255
     130,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
              MORTGAGE-BACKED SECURITIES SERIES B5 (HOUSING REVENUE, GNMA
              INSURED)SS.+/-                                                        6.35             12/01/2029           133,381
   3,635,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
              MORTGAGE-BACKED SECURITIES SERIES C PUTTABLE (HOUSING REVENUE,
              GNMA INSURED)SS.                                                      5.40             02/01/2046         3,705,810
   4,000,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
              MORTGAGE-BACKED SECURITIES SERIES E (HOUSING REVENUE, GNMA
              INSURED)SS.+/-                                                        5.80             08/01/2043         4,279,480
   3,240,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
              MORTGAGE-BACKED SECURITIES SERIES G (HOUSING REVENUE, FIRST
              SECURITY BANK LOC)SS.+/-                                              4.50             08/01/2031         3,240,000

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 25


CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE       VALUE
CALIFORNIA (continued)
$  1,090,000  CALIFORNIA SPECIAL DISTRICT ASSOCIATION FINANCE CORPORATION
              PROGRAM SERIES MM (LEASE REVENUE)                                     5.50%           06/01/2021      $   1,094,992
   3,325,000  CALIFORNIA STATE DEPARTMENT OF VETERAN AFFAIRS HOME PURCHASE
              SERIES A (OTHER REVENUE)                                              4.80            12/01/2027          3,320,644
   3,000,000  CALIFORNIA STATE DEPARTMENT OF VETERAN AFFAIRS HOME PURCHASE
              SERIES A (OTHER REVENUE, AMBAC INSURED)                               5.30            12/01/2021          3,170,550
   2,500,000  CALIFORNIA STATE DEPARTMENT OF VETERANS AFFAIRS CA SERIES A
              (OTHER REVENUE)                                                       5.00            12/01/2027          2,475,025
   1,000,000  CALIFORNIA STATE DWR SERIES C6 (ELECTRIC REVENUE, AMBAC
              INSURED)SS.+/-                                                        3.55            05/01/2022          1,000,000
   1,000,000  CALIFORNIA STATE DWR SERIES C7 (WATER REVENUE LOC, FSA
              INSURED)SS.+/-                                                        3.28            05/01/2022          1,000,000
     450,000  CALIFORNIA STATE PREREFUNDED (GO - STATES, TERRITORIES, AMBAC
              INSURED)SS.                                                           5.25            12/01/2024           469,737
   3,550,000  CALIFORNIA STATE PREREFUNDED (OTHER REVENUE, AMBAC INSURED)SS.        5.25            12/01/2024          3,764,243
   3,500,000  CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED
              SENIOR AUXILIARY ORGANIZATION EVENT CENTER PREREFUNDED
              (COLLEGE & University Revenue)ss.                                     6.00            07/01/2022          3,931,760
   4,255,000  CALIFORNIA STATEWIDE CDA CATHOLIC WEST PREREFUNDED (HCFR)SS.#         6.50            07/01/2020          4,635,525
   1,745,000  CALIFORNIA STATEWIDE CDA CATHOLIC WEST UNREFUNDED BALANCE
              (HCFR)                                                                6.50            07/01/2020          1,897,094
   2,175,000  CALIFORNIA STATEWIDE CDA CEDARS SINAI MEDICAL CENTER (HCFR)           6.50            08/01/2012          2,309,198
   2,000,000  CALIFORNIA STATEWIDE CDA CHILDRENS HOSPITAL LOS ANGELES
              (HCFR, MBIA INSURED)                                                  5.25            08/15/2029          2,062,980
   2,000,000  CALIFORNIA STATEWIDE CDA CHILDRENS HOSPITAL LOS ANGELES
              (HCFR, MBIA INSURED)                                                  5.25            08/15/2029          2,062,980
   3,375,000  CALIFORNIA STATEWIDE CDA HOUSING DEVELOPMENT NIDO APARTMENTS
              SERIES C (HOUSING REVENUE, FNMA)                                      5.55            05/01/2028          3,452,625
   2,010,000  CALIFORNIA STATEWIDE CDA PIONEER PARK PROJECT SERIES T
              (HOUSING REVENUE, GNMA INSURED)                                       6.10            12/20/2035          2,059,567
   1,190,000  CALIFORNIA STATEWIDE CDA REFERENDUM INTERNATIONAL SCHOOL
              PENINSULA PROJECT (OTHER REVENUE)                                     5.00            11/01/2016          1,170,746
   1,450,000  CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATIONSS.+/-          5.50            12/01/2028          1,450,000
   4,210,000  CALIFORNIA STATEWIDE CDA SERIES B (WATER & Wastewater
              AUTHORITY REVENUE, FIRST SECURITY BANK LOC)                           5.25            10/01/2027          4,455,233
   4,400,000  CALIFORNIA STATEWIDE CDA THE INTERNEXT GROUP (HCFR)                   5.38            04/01/2017          4,460,412
   1,000,000  CALIFORNIA STATEWIDE CDA WESTGATE PASADENA APARTMENTS G
              (OTHER REVENUE, BANK OF AMERICA NA LOC)SS.+/-                         3.36            04/01/2042          1,000,000
   4,000,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
              (HOSPITAL REVENUE)                                                    5.25            12/01/2027          3,875,000
   5,000,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY KAISER
              PERMANENTE SERIES B (HOSPITAL REVENUE)                                5.00            03/01/2041          4,789,100
   1,000,000  CALIFORNIA STOCKTON PUBLIC FINANCING AUTHORITY (OTHER
              REVENUE, GUARANTEE AGREEMENT)SS.+/-                                   3.35            09/01/2048          1,000,000
   6,000,000  CALIFORNIA SUTTER HEALTH SERIES A (HCFR)                              6.25            08/15/2031          6,377,400
   2,750,000  CALIFORNIA SUTTER HEALTH SERIES C (HCFR, FIRST SECURITY BANK
              LOC)                                                                  5.13            08/15/2022          2,807,118
   2,000,000  CALIFORNIA THE EPISCOPAL HOME (HCFR, CALIFORNIA MORTGAGE
              INSURED)                                                              5.25            02/01/2021          2,064,340
   1,000,000  CAMPBELL CA UNION HIGH SCHOOL DISTRICT ELECTION OF 1999
              (PROPERTY TAX REVENUE, FGIC INSURED)                                  5.00            08/01/2032          1,028,580
     135,000  CAPITOL AREA DEVELOPMENT AUTHORITY SERIES A (LEASE REVENUE,
              MBIA INSURED)                                                         6.50            04/01/2012            135,369
   1,140,000  CARSON CA RDA SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)        5.25            10/01/2020          1,239,932
   5,000,000  CENTER CA USD CAPITAL APPRECIATION SERIES C (PROPERTY TAX
              REVENUE, MBIA INSURED)^                                               4.67            09/01/2021          2,660,550
   3,600,000  CENTER CA USD ELECTION 1991 SERIES D (PROPERTY TAX REVENUE,           5.34            08/01/2028          1,216,512
              MBIA INSURED)^
   2,645,000  CENTRAL VALLEY CA SCHOOL DISTRICT FINANCING AUTHORITY GO
              PROGRAM SERIES A (EDUCATIONAL FACILITIES REVENUE, MBIA INSURED)       6.45            02/01/2018          3,084,096
   3,000,000  CHICO PFA REDEVELOPMENT PROJECT AREA (TAX INCREMENTAL
              REVENUE, MBIA INSURED)                                                5.13            04/01/2021          3,138,870
   1,800,000  CHINO BASIN CA REGIONAL FINANCING AUTHORITY MUNICIPAL WATER
              DISTRICT SEWER SYSTEM PROJECT (SEWER REVENUE, AMBAC INSURED)          6.00            08/01/2016          1,804,338
   3,000,000  CITY OF SAN JOSE CA SERIES A (AIRPORT REVENUE, AMBAC INSURED)         5.50            03/01/2026          3,158,610
   3,085,000  COLTON CA JOINT USD ELECTION OF 2001 SERIES C (PROPERTY TAX
              REVENUE, FGIC INSURED)                                                5.25            02/01/2025          3,297,155
   3,000,000  COMMERCE JOINT POWER FINANCING AUTHORITY CALIFORNIA (OTHER
              REVENUE, AMBAC INSURED)                                               5.00            08/01/2026          3,103,800
     655,000  COMPTON CA SOLID WASTE MANAGEMENT FACILITIES (SOLID WASTE
              REVENUE)                                                              4.80            08/01/2020            639,856
     270,000  CONTRA COSTA COUNTY CA (HOUSING REVENUE, GNMA INSURED)                7.75            05/01/2022            343,497
   5,000,000  CONTRA COSTA COUNTY CA HOME MANAGEMENT FINANCING AUTHORITY
              (OTHER REVENUE, MBIA INSURED)^                                        6.87            09/01/2017          2,602,000
     885,000  CONTRA COSTA COUNTY CA PFA PREREFUNDED PLEASANT HILL BART
              (TAX ALLOCATION REVENUE)SS.                                           5.25            08/01/2028            930,445

26 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE         VALUE
CALIFORNIA (Continued)

$  1,995,000  CONTRA COSTA COUNTY CA PUBLIC FINANCING AUTHORITY (TAX
              ALLOCATION REVENUE)                                                    5.25%          08/01/2009      $     2,097,443
   2,620,000  CONTRA COSTA COUNTY CA PUBLIC FINANCING AUTHORITY (TAX
              INCREMENTAL REVENUE)                                                   5.25           08/01/2028            2,624,952
   2,755,000  CONTRA COSTA COUNTY CA TRANSPORTATION AUTHORITY SERIES A (SALES
              TAX REVENUE)                                                           6.50           03/01/2009            2,807,152
   1,035,000  DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY FRANCISCAN
              ACQUISITION PROJECT SERIES A (HOUSING REVENUE)                         5.65           12/15/2019            1,179,527
   5,000,000  DALY CITY HOUSING DEVELOPMENT FINANCE AGENCY FRANCISCAN MOBILE
              SERIES A (OTHER REVENUE)                                               5.25           12/15/2031            4,986,350
   4,000,000  DUARTE CA RDA CAPITAL APPRECIATION SUB MERGED REDEVELOPMENT
              PROJECT (TAX INCREMENTAL REVENUE)^                                     4.95           12/01/2016            2,587,120
   5,250,000  DUARTE CA SERIES A (HCFR)                                              5.25           04/01/2024            5,297,880
   2,000,000  DUARTE CA SERIES A (HCFR, ACA INSURED)                                 5.25           04/01/2019            1,973,120
   3,300,000  EAST PALO ALTO CA UNIVERSITY CIRCLE GATEWAY 101 CORRIDOR PROJECT
              (TAX INCREMENTAL REVENUE)                                              6.63           10/01/2029            3,512,718
   4,430,000  EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
              CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE,
              MBIA INSURED)^                                                         4.63           09/01/2018            2,719,223
   5,185,000  EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
              CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE,
              MBIA INSURED)^                                                         4.75           09/01/2019            2,998,486
   5,420,000  EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
              CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE,
              MBIA INSURED)^                                                         4.86           09/01/2020            2,950,160
   1,525,000  EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
              CAPITAL APPRECIATION SERIES F (PROPERTY TAX REVENUE, FIRST
              SECURITY BANK LOC)                                                     5.00           08/01/2026            1,596,431
   2,500,000  EL MONTE CA DEPARTMENT OF PUBLIC SERVICES FACILITIES PROJECT
              PHASE II (LEASE REVENUE, AMBAC INSURED)(i)                             5.25           01/01/2034            2,542,250
     500,000  EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING (SPECIAL
              FACILITIES REVENUE)                                                    5.75           09/02/2014              510,350
   1,750,000  EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING (SPECIAL
              FACILITIES REVENUE)                                                    5.90           09/02/2021            1,766,135
   1,655,000  ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY CIVIC CENTER
              PROJECT SERIES B (LEASE REVENUE, AMBAC INSURED)                        6.13           09/01/2011            1,748,342
   1,000,000  FAIRFIELD CA FAIRFIELD WATER SERIES A (WATER REVENUE, XLCA
              COMPANY INSURED)^                                                      4.68           04/01/2021              541,820
   1,285,000  FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A (TAX
              INCREMENTAL REVENUE)                                                   5.50           10/01/2017            1,337,377
   5,040,000  FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A (TAX
              INCREMENTAL REVENUE)                                                   5.50           10/01/2027            5,105,722
   4,785,000  FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A (TAX
              INCREMENTAL REVENUE)                                                   5.60           10/01/2027            4,900,749
   5,000,000  FOOTHILL-DE ANZA CA COMMUNITY COLLEGE DISTRICT SERIES B
              (PROPERTY TAX REVENUE, AMBAC INSURED)                                  5.00           08/01/2027            5,216,450
     710,000  FRESNO CA STREET IMPROVEMENT PROJECT (LEASE REVENUE)                   6.63           12/01/2011              718,939
   2,130,000  GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES A1
              (OTHER REVENUE)                                                        4.50           06/01/2027            1,915,275
  12,000,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA
              ASSET-BACKED SERIES A1 (OTHER REVENUE)                                 5.75           06/01/2047           11,256,840
   2,000,000  GOLDEN WEST CA SCHOOLS CAPITAL APPRECIATION SERIES A (OTHER
              REVENUE, MBIA INSURED)^                                                4.03           08/01/2015            1,477,840
   1,000,000  GROSSMONT CUYAMACA CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
              REVENUE, FGIC INSURED)SS.+/-                                           3.53           08/01/2024            1,000,000
   2,500,000  HAWAIIAN GARDENS CA RDA (TAX INCREMENTAL REVENUE)                      6.00           12/01/2013            2,638,575
   4,245,000  HAWTHORNE CA SCHOOL DISTRICT PREREFUNDED (LEASE REVENUE, FIRST
              SECURITY BANK LOC)SS.                                                  6.00           11/01/2025            4,610,325
   3,000,000  HESPERIA CA PFA (OTHER REVENUE, XLCA)                                  5.00           09/01/2031            3,043,470
   2,000,000  INLAND EMPIRE TOBACCO SECURITIZATION AUTHORITY SERIES A (OTHER
              REVENUE)                                                               4.63           06/01/2021            1,884,300
     500,000  IRVINE RANCH WATER DISTRICT CA (WATER & WASTEWATER AUTHORITY
              REVENUE, LANDESBANK HESSEN-THUERINGEN LOC)SS.+/-                       3.47           10/01/2010              500,000
     220,000  JAMUL-DULZURA CA UNION SCHOOL DISTRICT SERIES C (PROPERTY TAX
              REVENUE)                                                               6.40           08/01/2016              220,548
   2,500,000  KERN CA HIGH SCHOOL DISTRICT SERIES A (PROPERTY TAX REVENUE,
              MBIA INSURED)                                                          6.50           08/01/2015            2,736,175
   2,000,000  KERN CA HIGH SCHOOL DISTRICT SERIES D (PROPERTY TAX REVENUE,
              MBIA INSURED)                                                          5.60           08/01/2012            2,125,120
   4,000,000  LAKE ELSINORE CA PFA SERIES A (TAX INCREMENTAL REVENUE)                5.50           09/01/2030            4,022,280
   3,010,000  LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY HORSETHIEF CANYON
              (SPECIAL TAX REVENUE)                                                  5.63           09/01/2016            3,060,207
   1,000,000  LONG BEACH BOND FINANCE AUTHORITY CA (LEASE REVENUE, AMBAC
              INSURED)                                                               6.00           11/01/2008            1,024,040
   1,500,000  LONG BEACH BOND FINANCE AUTHORITY CA (LEASE REVENUE, AMBAC
              INSURED)                                                               6.00           11/01/2017            1,707,765
   2,900,000  LOS ALTOS CA SCHOOL DISTRICT CAPITAL APPRECIATION ELECTION OF
              1998 SERIES B PREREFUNDED (PROPERTY TAX REVENUE, MBIA
              INSURED)^SS.                                                           4.75           08/01/2021            1,533,259
   4,740,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY (HOUSING REVENUE,
              FNMA)SS.+/-                                                            4.90           08/15/2039            4,772,090

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 27


CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE         VALUE
CALIFORNIA (Continued)
$  2,675,000  LOS ANGELES CA HOUSING AUTHORITY SERIES A
              (HOUSING REVENUE, FNMA)                                                5.00%          08/15/2037      $     2,689,071
   2,100,000  LOS ANGELES DEPARTMENT OF AIRPORTS ONTARIO INTERNATIONAL SERIES
              A (AIRPORT REVENUE, MBIA INSURED)                                      5.00           05/15/2025            2,128,560
   6,000,000  LOS ANGELES DEPARTMENT OF AIRPORTS ONTARIO INTERNATIONAL SERIES
              A (AIRPORT REVENUE, MBIA INSURED)                                      5.00           05/15/2026            6,069,240
   2,135,000  MERCED CA UNION HIGH SCHOOL DISTRICT CAPITAL APPRECIATION SERIES
              A (PROPERTY TAX REVENUE, FGIC INSURED)^                                4.47           08/01/2018            1,337,236
     575,000  MERCED COUNTY CA (LEASE REVENUE, FIRST SECURITY BANK LOC)              6.00           10/01/2012              582,285
     500,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
              REVENUE SERIES C2 (WATER REVENUE LOC)SS.+/-                            3.57           07/01/2036              500,000
   4,375,000  MONROVIA CA RDA CENTRAL REDEVELOPMENT PROJECT AREA 1 (TAX
              INCREMENTAL REVENUE, AMBAC INSURED)                                    5.00           05/01/2021            4,626,081
   1,080,000  NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE TRANSFER
              FACILITY (SOLID WASTE REVENUE)                                         5.50           02/15/2013            1,091,351
   1,540,000  OAK GROVE UNION SCHOOL DISTRICT FLEXFUND PROGRAM
              (OTHER REVENUE)                                                        4.75           08/01/2027            1,497,835
   1,500,000  ONTARIO CA RDA ONTARIO REDEVELOPMENT PROJECT #1 (SPECIAL TAX
              REVENUE, MBIA INSURED)                                                 6.00           08/01/2015            1,633,575
     250,000  ORANGE COUNTY CA SANITATION DISTRICT SERIES A
              (LEASE REVENUE)SS.+/-                                                  3.28           08/01/2029              250,000
  11,000,000  PALM SPRINGS CA (HOSPITAL REVENUE)^                                    4.37           04/15/2021            6,193,000
   1,000,000  PALO VERDE CA USD FLEXFUND PROGRAM (EDUCATIONAL FACILITIES
              REVENUE)                                                               4.80           09/01/2027            1,020,890
   1,630,000  PASADENA CA OLD PASADENA PARKING FACILITIES PROJECT (LEASE
              REVENUE)                                                               6.25           01/01/2018            1,836,668
   2,045,000  PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE)                       5.75           10/01/2031            2,206,984
   1,030,000  PERRIS CA PFA SERIES A (TAX INCREMENTAL
              REVENUE, MBIA INSURED)                                                 5.25           10/01/2020            1,119,507
   5,500,000  PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)                6.25           12/01/2032            5,570,015
   2,000,000  PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE, MBIA
              INSURED)                                                               5.50           05/01/2019            2,257,360
   2,515,000  PLACENTIA CA RDA SERIES A (TAX INCREMENTAL REVENUE)                    5.85           08/01/2032            2,565,149
   2,480,000  POMONA CA USD SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)            6.55           08/01/2029            3,138,936
   5,000,000  PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE, FGIC
              INSURED)                                                               5.00           11/01/2021            5,087,650
   2,000,000  PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE, FGIC
              INSURED)                                                               5.50           11/01/2020            2,089,400
   3,600,000  PORT OF REDWOOD CITY CA (HARBOR DEPARTMENT REVENUE)                    5.13           06/01/2030            3,449,448
     920,000  REDLANDS CA RDA PROJECT AREA SERIES A (TAX REVENUE, AMBAC
              INSURED)                                                               4.63           08/01/2022              925,594
   1,000,000  RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL
              REVENUE)                                                               5.00           09/01/2021            1,001,990
     305,000  RICHMOND CA JOINT POWERS FINANCING AUTHORITY SERIES A (LEASE
              REVENUE)                                                               5.25           05/15/2013              306,443
   8,595,000  RIVERSIDE COUNTY CA ASSET LEASING CORPORATION RIVERSIDE COUNTY
              HOSPITAL PROJECT (HCFR, MBIA INSURED)^                                 4.96           06/01/2026            3,486,390
   1,250,000  RIVERSIDE COUNTY CA MORTGAGE GNMA-BACKED SECURITY SERIES A
              (HOUSING REVENUE, GOVERNMENT NATIONAL MORTGAGE ASSOCIATION)            7.80           05/01/2021            1,704,200
   3,280,000  ROCKLIN CA REDEVELOPMENT AGENCY TAX ALLOCATION ROCKLIN
              REDEVELOPMENT SERIES A (TAX INCREMENTAL REVENUE)                       5.50           09/01/2009            3,466,862
     710,000  ROCKLIN CA REDEVELOPMENT AGENCY TAX ALLOCATION ROCKLIN
              REDEVELOPMENT SERIES A (TAX INCREMENTAL REVENUE)                       5.50           09/01/2031              714,622
   2,535,000  SACRAMENTO CA MUD SERIES A (ELECTRIC REVENUE, MBIA INSURED)            6.25           08/15/2010            2,652,371
     300,000  SACRAMENTO CA MUD SERIES C (ELECTRIC REVENUE, FGIC INSURED)            5.75           11/15/2008              303,165
     740,000  SACRAMENTO CA MUD SERIES F (ELECTRIC REVENUE)                          5.38           12/01/2013              784,785
   1,085,000  SACRAMENTO COUNTY CA ANIMAL CARE YOUTH DETENTION (LEASE REVENUE,
              AMBAC INSURED)                                                         5.00           10/01/2025            1,124,754
   2,870,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY VERANDAS APARTMENTS
              PROJECT SERIES H (HOUSING REVENUE, FNMA INSURED)                       5.70           03/01/2034            2,903,436
   2,110,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
              PREREFUNDED (SEWER REVENUE)SS.                                         4.75           12/01/2023            2,198,599
   2,000,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
              REGULATION B (OTHER REVENUE, FGIC INSURED)SS.+/-                       3.96           12/01/2035            1,815,760
     550,000  SALINAS VALLEY CA SOLID WASTE AUTHORITY CA (SEWER REVENUE, AMBAC
              INSURED)                                                               5.13           08/01/2022              561,787
   3,000,000  SAN BERNARDINO COUNTY CA FINANCING AUTHORITY CT HOUSING
              FACILITIES PROJECT (OTHER REVENUE, MBIA INSURED)                       5.50           06/01/2037            3,204,300
   2,500,000  SAN DIEGO CA RDA CENTRE (TAX INCREMENTAL REVENUE, FIRST SECURITY
              BANK LOC)^                                                             4.74           09/01/2023            1,200,050
   1,060,000  SAN DIEGO CA RDA CENTRE CITY SUB PARKING SERIES B (PARKING
              FACILITIES REVENUE)                                                    5.30           09/01/2020            1,080,500
   3,200,000  SAN DIEGO COUNTY CA BURNHAM INSTITUTE PROJECT PREREFUNDED (LEASE
              REVENUE)SS.                                                            6.25           09/01/2029            3,394,368

28 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

  PRINCIPAL   SECURITY NAME                                                     INTEREST RATE      MATURITY DATE         VALUE
CALIFORNIA (Continued)
$  2,315,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMISSION SERIES A
              (SALES TAX REVENUE)                                                    6.00%          04/01/2008      $     2,328,682
   2,390,000  SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION SECOND SERIES
              15A (AIRPORT REVENUE, FIRST SECURITY BANK LOC)                         5.00           05/01/2017            2,425,707
   2,500,000  SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION SECOND SERIES
              27B (AIRPORT REVENUE, FGIC INSURED)                                    5.00           05/01/2019            2,604,100
   5,460,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
              (TOLL ROAD REVENUE)^                                                   4.18           01/01/2019            3,463,879
   5,055,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
              (TOLL ROAD REVENUE)^                                                   4.50           01/01/2023            2,593,114
   6,000,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
              (TOLL ROAD REVENUE)^                                                   4.55           01/01/2024            2,920,980
   5,000,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
              (TOLL ROAD REVENUE)^                                                   4.60           01/01/2025            2,307,800
   4,000,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
              PREREFUNDED (TOLL ROAD REVENUE)SS.                                     7.55           01/01/2008            4,080,000
   3,300,000  SAN JOSE CA CAPITAL ACCUMULATOR (HOUSING REVENUE,
              GEMIC INSURED)^                                                        3.96           04/01/2016            2,387,913
   3,300,000  SAN JOSE CA EL PARADOR APARTMENTS PROJECT SERIES A (HOUSING
              REVENUE)                                                               6.20           01/01/2041            3,360,588
   3,315,000  SAN JOSE CA EVERGREEN COMMUNITY COLLEGE DISTRICT CAPITAL
              APPRECIATION-SERIES A (PROPERTY TAX REVENUE)^                          4.67           09/01/2021            1,763,945
   1,205,000  SAN JOSE CA USD (LEASE REVENUE, FIRST SECURITY BANK LOC)^              4.57           01/01/2021              669,691
   1,310,000  SAN MARCOS CA PFA (STATE & LOCAL GOVERNMENTS)^                         3.75           01/01/2015            1,010,010
   1,300,000  SAN MARCOS CA PFA (STATE & LOCAL GOVERNMENTS)^                         4.21           01/01/2019              822,068
   5,315,000  SAN MARCOS CA SERIES A (GO - STATES, TERRITORIES)                      6.25           09/02/2022            6,381,986
   3,000,000  SANTA ANA CA FINANCING AUTHORITY INNER CITY COMMUTER SERIES C
              (LEASE REVENUE)                                                        5.60           09/01/2019            3,090,450
   3,000,000  SANTA CLARA COUNTY CA HOUSING AUTHORITY BLOSSOM RIVER APARTMENTS
              SERIES A (HOUSING REVENUE)                                             6.50           09/01/2039            3,010,440
   1,500,000  SHAFTER CA CDA REFERENDUM COMMUNITY DEVELOPMENT PROJECT AREA
              (TAX REVENUE, FIRST SECURITY BANK LOC)                                 5.00           11/01/2036            1,536,495
   1,970,000  SIMI VALLEY CA USD CAPITAL IMPROVEMENT PROJECTS (LEASE REVENUE,
              AMBAC INSURED)                                                         5.25           08/01/2022            2,189,241
   1,765,000  SOUTH GATE CA PFA SOUTH GATE REDEVELOPMENT PROJECT #1 (TAX
              INCREMENTAL REVENUE, XLCA INSURED)                                     5.25           09/01/2019            1,868,535
   1,000,000  SOUTH PASADENA CA USD SERIES A (PROPERTY TAX REVENUE, FGIC
              INSURED)                                                               5.55           11/01/2020            1,127,740
   3,000,000  SOUTHERN CA LOGISTICS AIRPORT AUTHORITY HOUSING SET ASIDE
              REVENUE (AIRPORT REVENUE, XLCA INSURED)                                5.00           12/01/2036            3,032,730
   1,270,000  SOUTHERN CA PUBLIC POWER AUTHORITY (ELECTRIC REVENUE)                  6.75           07/01/2011            1,406,182
   5,690,000  SULPHUR SPRINGS CA UNION SCHOOL DISTRICT INTEREST ACCRUAL SERIES
              A (PROPERTY TAX REVENUE, MBIA INSURED)^                                3.76           09/01/2013            4,607,193
   2,590,000  SWEETWATER CA UNIFIED HIGH SCHOOL DISTRICT PFA SPECIAL TAX
              REVENUE (SPECIAL TAX REVENUE, FIRST SECURITY BANK LOC)                 5.00           09/01/2026            2,673,035
   5,400,000  UNION CITY CA COMMUNITY RDA SERIES A (SPECIAL FACILITIES
              REVENUE, AMBAC INSURED)                                                5.38           10/01/2034            5,572,368
   1,000,000  VENTURA COUNTY CA AREA HOUSING AUTHORITY SERIES A (HOUSING
              REVENUE, AMBAC INSURED)                                                5.05           12/01/2026              995,130
   2,500,000  VISTA CA COMMUNITY DEVELOPMENT COMMISSION VISTA REDEVELOPMENT
              PROJECT AREA (TAX INCREMENTAL REVENUE)                                 5.88           09/01/2037            2,516,575
   1,135,000  WALNUT VALLEY CA USD SERIES C (PROPERTY TAX REVENUE, FGIC
              INSURED)                                                               5.75           08/01/2015            1,137,497
   2,000,000  WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A (TAX REVENUE,
              XLCA INSURED)                                                          5.00           09/01/2034            2,099,940
     600,000  WESTMINSTER CA RDA ROSE GARDENS APARTMENT PROJECT SERIES A
              (HOUSING REVENUE)                                                      6.50           08/01/2010              600,234
   2,395,000  WINDSOR CA JOINT POWERS FINANCING AUTHORITY WINDSOR CIVIC CENTER
              SERIES A (LEASE REVENUE, FIRST SECURITY BANK LOC)                      5.38           10/01/2018            2,571,554
   1,600,000  YORBA LINDA CA RDA CAPITAL APPRECIATION REDEVELOPMENT SERIES A
              (SPECIAL TAX REVENUE, MBIA INSURED)^                                   4.52           09/01/2019              950,400
                                                                                                                        470,285,077
                                                                                                                    ---------------

PUERTO RICO: 1.03%
   3,800,000  CHILDREN'S TRUST TOBACCO SETTLEMENT ASSET-BACKED
              PREREFUNDEDSS.                                                         6.00           07/01/2010            4,059,350
   1,000,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU (OTHER REVENUE,
              FIRST SECURITY BANK LOC)SS.+/-                                         4.11           07/01/2029              927,820
                                                                                                                          4,987,170
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $456,012,764)                                                                       475,272,247
                                                                                                                    ---------------

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 29


CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS: 0.67%
   3,231,619  WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST~+++                                      $   3,231,619
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,231,619)                                                                          3,231,619
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $459,244,383)*                                                     99.09%                                     $ 478,503,866

OTHER ASSETS AND LIABILITIES, NET                                         0.91                                          4,406,141
                                                                        ------                                      -------------

TOTAL NET ASSETS                                                        100.00%                                     $ 482,910,007
                                                                        ------                                      -------------

--------------------------------------------------------------------------------
  ^   Zero coupon bond. Interest rate presented is yield to maturity.

SS. These securities are subject to a demand feature which reduces the effective maturity.

+/-   Variable rate investments.

  #   Security pledged as collateral for futures transactions. (See Note 2)

(i)   Illiquid security.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $3,231,619.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

30 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                      INTEREST RATE     MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 96.69%

COLORADO: 95.20%
$  1,250,000  ADAMS & WELD COUNTIES CO SCHOOL DISTRICT #27J BRIGHTON PREREFUNDED
              (PROPERTY TAX REVENUE, MBIA INSURED)SS.                                5.50%           12/01/2019     $   1,357,413
   1,000,000  ADAMS & WELD COUNTIES CO SCHOOL DISTRICT #27J BRIGHTON SERIES C
              (PROPERTY TAX REVENUE, MBIA INSURED)                                   5.38            12/01/2026         1,083,510
     500,000  ARAPAHOE COUNTY CO CENTENNIAL 25 METROPOLITAN DISTRICT (PROPERTY
              TAX REVENUE)                                                           6.38            12/01/2016           502,690
     500,000  ARAPAHOE COUNTY CO WATER & WASTEWATER AUTHORITY (WATER REVENUE,
              FIRST SECURITY BANK LOC)                                               5.00            12/01/2033           523,060
   1,000,000  AURORA CO WOODRIDGE APARTMENTS PROJECT MFHR (MBIA INSURED)SS.+/-       4.25            12/20/2040           999,140
   1,000,000  BOULDER CO PREREFUNDED (WATER REVENUE)SS.                              5.60            12/01/2017         1,068,600
   1,000,000  BOULDER COUNTY CO UNIVERSITY CORPORATION FOR ATMOSPHERIC PROJECT
              (OTHER REVENUE, MBIA INSURED)                                          5.50            09/01/2020         1,064,670
   1,000,000  BOULDER LARIMER & WELD COUNTIES ST. VRAIN VALLEY SCHOOL DISTRICT
              (PROPERTY TAX REVENUE, FGIC INSURED)                                   5.25            12/15/2020         1,115,740
     500,000  BROMLEY PARK CO METROPOLITAN DISTRICT #2 SERIES A (PROPERTY TAX
              REVENUE, RADIAN INSURED)                                               5.13            12/01/2037           470,520
     500,000  CASTLE PINES NORTH METRO DISTRICT COLORADO REFUNDED LIMITED TAX
              SERIES B (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)               5.00            12/01/2026           523,940
   1,250,000  COLORADO ECFA (OTHER REVENUE)                                          5.25            06/01/2021         1,273,388
     755,000  COLORADO ECFA ACADEMY CHARTER SCHOOL PROJECT PREREFUNDED (PRIVATE
              SCHOOL REVENUE)SS.                                                     6.25            12/15/2012           804,415
   3,750,000  COLORADO ECFA ALEXANDER DAWSON SCHOOL PROJECT (PRIVATE SCHOOL
              REVENUE)                                                               5.30            02/15/2029         3,807,713
     500,000  COLORADO ECFA CEREBRAL PALSY PROJECT SERIES A (OTHER REVENUE)          6.25            05/01/2036           500,105
     500,000  COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (OTHER REVENUE)++           6.13            12/15/2035           493,720
   1,040,000  COLORADO ECFA CHARTER SCHOOL COLLEGIATE PROJECT (EDUCATIONAL
              FACILITIES REVENUE, XLCA INSURED)                                      5.00            06/15/2019         1,095,609
   1,165,000  COLORADO ECFA CHARTER SCHOOL COLLEGIATE PROJECT (EDUCATIONAL
              FACILITIES REVENUE, XLCA INSURED)                                      5.25            06/15/2024         1,227,456
     500,000  COLORADO ECFA CHARTER SCHOOL CORE KNOWLEDGE PROJECT PREREFUNDED
              (LEASE REVENUE)SS.                                                     7.00            11/01/2029           534,555
   1,000,000  COLORADO ECFA CHARTER SCHOOL UNIVERSITY LAB SCHOOL PROJECT
              PREREFUNDED (PRIVATE SCHOOL REVENUE)SS.                                5.75            06/01/2016         1,078,180
     800,000  COLORADO ECFA CHEYENNE MOUNTAIN CHARTER SERIES A (LEASE REVENUE,
              MORAL OBLIGATION)                                                      5.25            06/15/2029           804,424
     100,000  COLORADO ECFA JOHNSON & WALES UNIVERSITY PROJECT SERIES A
              (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)                           5.00            04/01/2023           103,205
     200,000  COLORADO ECFA NATIONAL JEWISH FEDERAL BOARD SERIES B3 (HCFR,
              CITY NATIONAL BANK LOC)SS.+/-                                          3.75            12/01/2034           200,000
   1,445,000  COLORADO ECFA PARKER CORE CHARTER (EDUCATIONAL FACILITIES
              REVENUE, XLCA INSURED)                                                 5.00            11/01/2024         1,499,057
   1,500,000  COLORADO ECFA PINNACLE CHARTER SCHOOL PROJECT PREREFUNDED (LEASE
              REVENUE)SS.                                                            6.00            12/01/2021         1,652,835
   1,000,000  COLORADO ECFA PREREFUNDED (PRIVATE SCHOOL REVENUE)SS.                  7.13            12/15/2030         1,118,630
     600,000  COLORADO ECFA RENAISSANCE SCHOOL PROJECT (LEASE REVENUE)(i)            6.75            06/01/2029           570,066
   3,455,000  COLORADO ECFA UNIVERSITY DENVER PROJECT (COLLEGE & UNIVERSITY
              REVENUE, FGIC INSURED)                                                 5.25            03/01/2026         3,828,693
   1,040,000  COLORADO EXEMPLA INCORPORATED SERIES A (HCFR)                          5.50            01/01/2023         1,070,628
   1,000,000  COLORADO HEALTH FACILITIES AUTHORITY HOSPITAL PARKVIEW MEDICAL
              CENTER INCORPORATION (HOSPITAL REVENUE)                                5.00            09/01/2025           983,800
     205,000  COLORADO HEALTH FACILITIES AUTHORITY INCOME PROJECT (HCFR, FIRST
              SECURITY BANK LOC)SS.+/-                                               3.47            05/15/2024           205,000
   1,000,000  COLORADO HEALTH FACILITY AUTHORITY CATHOLIC HEALTH INITIATIVES
              SERIES A (HFFA REVENUE)                                                5.00            09/01/2041           983,920
     750,000  COLORADO HEALTH FACILITY AUTHORITY EVANGELICAL LUTHERAN PROJECT
              (HOSPITAL REVENUE)                                                     5.25            06/01/2031           741,990
     675,000  COLORADO HFA (HOUSING REVENUE)                                         4.80            05/01/2030           681,784
   2,680,000  COLORADO HFA SERIES A2 (HOUSING REVENUE)(h)                            6.45            04/01/2030         2,848,224
     285,000  COLORADO HFA SERIES A2 (HOUSING REVENUE)                               6.50            08/01/2031           298,825
     610,000  COLORADO HFA SERIES A3 (HOUSING REVENUE)                               5.25            05/01/2032           626,708
     105,000  COLORADO HFA SERIES A3 (HOUSING REVENUE)                               6.50            05/01/2016           109,151
     480,000  COLORADO HFA SERIES B2 (HOUSING REVENUE)                               6.10            08/01/2023           509,515
     320,000  COLORADO HFA SERIES B3 (HOUSING REVENUE)                               6.55            08/01/2033           333,056
   1,040,000  COLORADO HFA SERIES B3 (HOUSING REVENUE)SS.+/-                         6.70            08/01/2017         1,084,294
     365,000  COLORADO HFA SERIES C3 (HOUSING REVENUE, FHA INSURED)                  6.38            08/01/2033           386,776
      25,000  COLORADO HFA SERIES D2 (HOUSING REVENUE, GO OF AUTHORITY)              7.10            06/01/2014            25,801
     425,000  COLORADO HFA SERIES E3 (HOUSING REVENUE)                               6.60            08/01/2017           438,009

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 31


COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL   SECURITY NAME                                                     INTEREST RATE     MATURITY DATE        VALUE
COLORADO (continued)
$  1,320,000  COLORADO MOUNTAIN JUNIOR COLLEGE DISTRICT STUDENT HOUSING
              FACILITIES (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)                5.00%           06/01/2023     $   1,374,833
     210,000  COLORADO NATIONAL JEWISH MEDICAL & RESEARCH CENTER (HCFR)              5.00            01/01/2008           210,000
   2,000,000  COLORADO PARKVIEW MEDICAL CENTER PROJECT (HCFR)                        6.50            09/01/2020         2,225,800
   1,250,000  COLORADO SISTERS CHARITY HEALTHCARE SERIES A (HCFR, AMBAC
              INSURED)                                                               6.25            05/15/2011         1,373,000
   1,000,000  COLORADO SPRINGS CO SERIES B (OTHER REVENUE, DEXIA
              INSURED)SS.+/-                                                         3.37            11/01/2026         1,000,000
     300,000  COLORADO SPRINGS COLLEGE PROJECT CO COLLEGE PROJECT (COLLEGE &
              UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)SS.+/-                     3.70            06/01/2029           300,000
   1,000,000  COLORADO STATE COP (LEASE REVENUE, MBIA INSURED)                       5.00            11/01/2030         1,030,640
     500,000  COLORADO STEAMBOAT SPRINGS HEALTH PROJECT PREREFUNDED (HCFR)SS.        5.75            09/15/2022           513,935
     970,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER
              PREREFUNDED (WATER REVENUE)SS.                                         5.00            09/01/2019           982,988
   1,410,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER
              SERIES A (WATER REVENUE)                                               4.50            09/01/2024         1,429,091
      30,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER
              SERIES B (OTHER REVENUE)                                               5.00            09/01/2019            30,318
      55,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN WATER
              UNREFUNDED SERIES A (WATER REVENUE)                                    5.13            09/01/2018            55,629
   1,000,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY DRINKING
              WATER SERIES A (WATER REVENUE)                                         5.50            09/01/2022         1,144,770
   1,810,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY SERIES A
              (WATER REVENUE)                                                        4.88            09/01/2017         1,874,726
   1,000,000  COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY SERIES A
              (WATER REVENUE)                                                        5.00            09/01/2019         1,019,790
   1,000,000  DENVER CITY & COUNTY CO HELEN G. BONFILS FOUNDATION PROJECT
              SERIES B (RECREATIONAL FACILITIES REVENUE)                             5.13            12/01/2017         1,001,410
   1,250,000  DENVER CO CITY & COUNTY SERIES A (AIRPORT REVENUE, XLCA INSURED)       5.00            11/15/2022         1,287,638
   1,500,000  DENVER CO CONVENTION CENTER (OTHER REVENUE, XLCA INSURED)              5.00            12/01/2030         1,509,480
   1,475,000  DOUGLAS COUNTY CO PARKER HILLTOP PROJECT (HOUSING REVENUE, FHA
              INSURED)                                                               5.35            08/01/2018         1,499,338
   1,000,000  DOUGLAS COUNTY CO SCHOOL DISTRICT #1 DOUGLAS & ELBERT COUNTIES
              (PROPERTY TAX REVENUE, FGIC INSURED)                                   5.75            12/15/2022         1,120,130
     400,000  DOUGLAS COUNTY CO SCHOOL DISTRICT #1 DOUGLAS & ELBERT COUNTIES
              SERIES B (PROPERTY TAX REVENUE, STATE AID WITHHOLDING)^                3.65            12/15/2014           311,024
   6,000,000  E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL APPRECIATION SERIES A
              (OTHER REVENUE, MBIA INSURED)^                                         5.27            09/01/2034         1,498,740
   2,500,000  E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL APPRECIATION SERIES B
              (OTHER REVENUE, MBIA INSURED)^                                         4.69            09/01/2020         1,389,700
   2,500,000  EL PASO COUNTY CO SCHOOL DISTRICT #11 COLORADO SPRINGS (PROPERTY
              TAX REVENUE, STATE AID WITHHOLDING)                                    7.10            12/01/2017         3,129,125
   1,000,000  FORT COLLINS CO SERIES A (LEASE REVENUE, AMBAC INSURED)                5.38            06/01/2025         1,059,690
   1,200,000  GARFIELD COUNTY CO BUILDING CORPORATION PREREFUNDED (LEASE
              REVENUE, AMBAC INSURED)SS.                                             5.75            12/01/2019         1,271,400
   1,395,000  GARFIELD COUNTY CO SCHOOL DISTRICT RE002 (PROPERTY TAX REVENUE,
              FIRST SECURITY BANK LOC)                                               5.25            12/01/2021         1,495,231
   1,000,000  GLENDALE CO COP (LEASE REVENUE, XLCA INSURED)                          5.00            12/01/2025         1,025,270
   1,165,000  GREEN VALLEY CO METROPOLITAN DISTRICT (PROPERTY TAX REVENUE,
              AMBAC INSURED)                                                         5.75            12/01/2019         1,215,351
     525,000  HIGHLANDS RANCH METROPOLITAN DISTRICT #2 CO PREREFUNDED
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)SS.                     6.50            06/15/2011           582,146
     475,000  HIGHLANDS RANCH METROPOLITAN DISTRICT #2 CO UNREFUNDED (PROPERTY
              TAX REVENUE, FIRST SECURITY BANK LOC)                                  6.50            06/15/2011           526,048
     500,000  INVERNESS WATER & SANITATION DISTRICT CO ARAPAHOE & DOUGLAS
              COUNTIES SERIES A (PROPERTY TAX REVENUE, RADIAN INSURED)               4.60            12/01/2019           483,930
   2,000,000  JEFFERSON COUNTY CO SCHOOL DISTRICT #R001 (PROPERTY TAX REVENUE,
              MBIA INSURED)                                                          6.50            12/15/2011         2,240,200
     500,000  LA JUNTA CO ARK VALLEY REGIONAL MEDICAL CENTER PROJECT (HCFR)          6.00            04/01/2019           509,055
   1,000,000  MOUNTAIN VILLAGE METROPOLITAN DISTRICT CO SAN MIQUEL CITY
              SERIES B (PROPERTY TAX REVENUE, XLCA INSURED)                          4.75            12/01/2031           968,020
   1,250,000  NORTH RANGE METROPOLITAN DISTRICT #1 CO (PROPERTY TAX REVENUE,
              ACA INSURED)                                                           5.00            12/15/2024         1,088,013
     375,000  PARK MEADOWS BUSINESS IMPROVEMENT DISTRICT (SALES TAX REVENUE)         5.00            12/01/2017           372,956
     360,000  PARK MEADOWS BUSINESS IMPROVEMENT DISTRICT (SALES TAX REVENUE)         5.35            12/01/2031           348,660
   1,190,000  PINERY WEST METROPOLITAN DISTRICT #2 COLORADO (PROPERTY TAX
              REVENUE, RADIAN INSURED)                                               5.00            12/01/2027         1,142,114

32 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                      INTEREST RATE     MATURITY DATE        VALUE
COLORADO (continued)
$    210,000  PUEBLO CO PUBLIC PARKING LEASE PURCHASE & SUBLEASE (LEASE
              REVENUE)                                                               6.90%           07/01/2015     $     212,260
   1,000,000  REGIONAL TRANSPORTATION DISTRICT COLORADO (TRANSPORTATION
              REVENUE)                                                               5.00            12/01/2022         1,060,140
   1,000,000  STERLING HILLS WEST METROPOLITAN DISTRICT CO (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)                                      5.00            12/01/2031         1,051,050
     600,000  SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER
              REVENUE)                                                               7.38            09/01/2010           653,868
   1,000,000  SUPERIOR METROPOLITAN DISTRICT #1 COLORADO SPECIAL REVENUE (WATER
              & WASTEWATER AUTHORITY REVENUE, AMBAC INSURED)                         5.00            12/01/2028         1,038,350
   1,730,000  UNIVERSITY OF NORTHERN COLORADO AUXILIARY FACILITIES SYSTEM
              (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)                          5.50            06/01/2019         1,834,731
   2,030,000  VISTA RIDGE METROPOLITAN DISTRICT CO SERIES A (PROPERTY TAX
              REVENUE, RADIAN INSURED)                                               5.00            12/01/2036         1,923,100

                                                                                                                       90,042,503
                                                                                                                    -------------
PUERTO RICO: 1.49%
   1,305,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES L (TOLL ROAD
              REVENUE,MBIA INSURED)                                                  5.25            07/01/2023         1,405,811
                                                                                                                    -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $89,098,693)                                                                       91,448,314
                                                                                                                    -------------

      SHARES
SHORT-TERM INVESTMENTS: 4.20%
   3,975,973  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++                                            3,975,973
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,975,973)                                                                          3,975,973
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $93,074,666)*                                                     100.89%                                     $  95,424,287

OTHER ASSETS AND LIABILITIES, NET                                        (0.89)                                          (840,237)
                                                                        ------                                      -------------

TOTAL NET ASSETS                                                        100.00%                                     $  94,584,050
                                                                        ------                                      -------------

--------------------------------------------------------------------------------
SS. These securities are subject to a demand feature which reduces the effective maturity.

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(i)   Illiquid security.

(h) Security represents underlying bonds transferred to a separate securitization trust established in an inverse floater transaction in which the Portfolio acquired the residual interest certificates. This security serves as collateral for floating rate notes issued.

  ^   Zero coupon bond. Interest rate presented is yield to maturity.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $3,975,973.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 33


MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                      INTERES RATET     MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 98.64%

CALIFORNIA: 1.37%
$  2,000,000  LODI CA SERIES A (SEWER REVENUE, FIRST SECURITY BANK LOC)              5.00%           10/01/2032     $   2,049,980
     100,000  WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A (TAX REVENUE,
              XLCA INSURED)                                                          5.00            09/01/2034           104,997

                                                                                                                        2,154,977
                                                                                                                    -------------
GUAM: 0.29%
     500,000  GUAM GOVERNMENT SERIES A (PROPERTY TAX REVENUE)                        5.25            11/15/2037           460,480
                                                                                                                    -------------
MICHIGAN: 0.95%
   1,550,000  FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES REVENUE)        5.50            10/01/2027         1,486,807
                                                                                                                    -------------
MINNESOTA: 93.43%
     200,000  ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HCFR)                  4.70            11/01/2016           187,470
     200,000  ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HCFR)                  4.75            11/01/2017           187,840
     200,000  ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HCFR)                  4.80            11/01/2018           185,066
     200,000  ALBERT LEA MN ST. JOHNS LUTHERAN HOME SERIES A (HCFR)                  4.85            11/01/2019           183,414
   2,845,000  ANOKA-HENNEPIN MN INDEPENDENT SCHOOL DISTRICT #11 SERIES A
              (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)                        5.00            02/01/2018         2,960,166
     645,000  AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
              (HOUSING REVENUE)                                                      7.15            01/01/2020           668,975
   1,500,000  AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
              (HOUSING REVENUE)                                                      7.25            01/01/2032         1,547,940
     300,000  BECKER MN NORTHERN STATES POWER SERIES A (IDR)                         8.50            03/01/2019           356,763
   3,000,000  BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 SERIES B
              (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)         5.00            02/01/2016         3,099,960
   2,900,000  BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 SERIES B
              (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)         5.00            02/01/2019         2,996,628
     785,000  BROOKLYN PARK EDFA MN SERIES A (ECONOMIC DEVELOPMENT REVENUE)          4.50            02/01/2009           788,352
     185,000  BUFFALO MN HOUSING & RDA PUBLIC FACILITY BUFFALO WILD MARSH GOLF
              COURSE (LEASE REVENUE)                                                 4.38            05/01/2024           176,359
     945,000  CHASKA MN SERIES A PREREFUNDED (ELECTRIC REVENUE)SS.                   5.63            10/01/2014         1,002,768
     995,000  CHASKA MN SERIES A PREREFUNDED (ELECTRIC REVENUE)SS.                   5.70            10/01/2015         1,057,775
   1,165,000  CITY OF MINNEAPOLIS MN SERIES 2A (OTHER REVENUE)                       5.00            06/01/2028         1,089,951
     515,000  CUYUNA RANGE HOSPITAL DISTRICT MN (HOSPITAL REVENUE)                   4.50            06/01/2011           502,413
     470,000  CUYUNA RANGE HOSPITAL DISTRICT MN (HOSPITAL REVENUE)                   4.75            06/01/2013           457,409
     977,414  DAKOTA COUNTY MN COMMUNITY DEVELOPMENT AGENCY (SFMR, GNMA INSURED)     5.30            12/01/2039         1,007,997
     290,000  DULUTH MN HOUSING & REDEVELOPMENT AUTHORITY BENEDICTINE HEALTH
              CENTER PROJECT (HEALTHCARE FACILITIES REVENUE)                         5.50            11/01/2017           286,729
     385,000  DULUTH MN HOUSING & REDEVELOPMENT AUTHORITY BENEDICTINE HEALTH
              CENTER PROJECT (HEALTHCARE FACILITIES REVENUE)                         5.70            11/01/2022           375,864
     750,000  DULUTH MN HOUSING & REDEVELOPMENT AUTHORITY BENEDICTINE HEALTH
              CENTER PROJECT (HEALTHCARE FACILITIES REVENUE)                         5.88            11/01/2033           718,920
     155,000  EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)SS.                  5.90            02/01/2015           162,438
     255,000  EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)SS.                  6.00            02/01/2018           267,745
     300,000  EAST GRAND FORKS MN PREREFUNDED (ELECTRIC REVENUE)SS.                  6.10            02/01/2021           315,591
   1,000,000  ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES A (PROPERTY
              TAX REVENUE, MBIA INSURED)                                             5.00            02/01/2018         1,048,820
     800,000  FALCON HEIGHTS MN SERIES A (LEASE REVENUE)                             6.00            11/01/2027           791,696
     580,000  FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)            5.10            09/01/2014           600,138
     605,000  FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)            5.20            09/01/2015           626,471
     560,000  FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)            5.30            09/01/2016           580,065
   1,080,000  FRIDLEY MN BANFILL CROSSING HOMES PROJECT (HOUSING REVENUE)            6.75            09/01/2034         1,156,669
     700,000  GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT PREREFUNDED
              (LEASE REVENUE)SS.                                                     7.20            04/01/2016           784,105
     600,000  GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT PREREFUNDED
              (LEASE REVENUE)SS.                                                     7.40            04/01/2021           675,624
     585,000  GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT PREREFUNDED
              (LEASE REVENUE)SS.                                                     7.50            04/01/2031           660,512
   2,270,000  GOLDEN VALLEY MN CALVARY CENTER APARTMENTS (MFHR, GNMA)                4.85            12/20/2041         2,076,596
   1,075,000  HIBBING MN DULUTH CLINIC LIMITED PREREFUNDED (HCFR, FIRST
              SECURITY BANK LOC)SS.                                                  5.50            11/01/2013         1,195,895

34 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MINNESOTA (continued)
$  2,785,000  ITASCA COUNTY MN INDEPENDENT SCHOOL DISTRICT #318 (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)                                      5.00%           02/01/2017     $   2,933,914
     160,000  LAKEVILLE MN (OTHER REVENUE)                                           5.00            02/01/2013           163,594
     180,000  LAKEVILLE MN (OTHER REVENUE)                                           5.00            02/01/2016           183,832
     800,000  MEEKER COUNTY MN MEMORIAL HOSPITAL PROJECT (HOSPITAL REVENUE)          5.63            11/01/2022           782,632
     500,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS
              OBLIGATION GROUP PROJECT (HCFR)                                        5.25            12/01/2016           513,000
     500,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS
              OBLIGATION GROUP PROJECT (HCFR)                                        5.63            12/01/2022           512,470
     600,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS
              OBLIGATION GROUP PROJECT (HCFR)                                        5.88            12/01/2029           614,544
     485,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
              SERIES A (AIRPORT REVENUE, AMBAC INSURED)                              5.00            01/01/2035           495,044
   4,660,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
              SUBSERIES C PREREFUNDED (AIRPORT REVENUE, FGIC INSURED)SS.             5.25            01/01/2021         4,938,062
   1,000,000  MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A (HCFR)                   6.00            11/15/2023         1,120,560
   1,695,000  MINNEAPOLIS MN FAIRVIEW HEALTH SERVICES (HCFR, AMBAC INSURED)          5.00            11/15/2030         1,716,916
   1,000,000  MINNEAPOLIS MN GRANT PARK PROJECT (TAX INCREMENTAL REVENUE)            5.35            02/01/2030           886,390
     530,000  MINNEAPOLIS MN LIMITED TAX SUPPORTED COMMON BOARD SERIES 1A
              (OTHER REVENUE)                                                        4.75            12/01/2015           548,036
     555,000  MINNEAPOLIS MN LIMITED TAX SUPPORTED COMMON BOARD SERIES 1A
              (OTHER REVENUE)                                                        4.80            12/01/2016           573,654
     500,000  MINNEAPOLIS MN ST. ANTHONY FALLS PROJECT (TAX INCREMENTAL
              REVENUE)                                                               5.65            02/01/2027           469,025
       5,000  MINNEAPOLIS MN ST. MARY'S HOSPITAL & REHABILITATION                   10.00            06/01/2013             5,916
   2,000,000  MINNEAPOLIS ST. PAUL HOUSING FINANCE BOARD MN MORTGAGE-BACKED
              CITY LIVING A2 (HOUSING REVENUE, GNMA)                                 5.52            03/01/2041         2,085,580
   1,000,000  MINNEAPOLIS ST. PAUL METROPOLITAN AIRPORTS COMMISSION SERIES A
              (AIRPORT REVENUE, AMBAC INSURED)                                       5.00            01/01/2018         1,072,620
   1,210,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD EVANGELICAL
              LUTHERAN PROJECT (HCFR)                                                6.00            02/01/2022         1,273,634
   2,025,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH CARE
              SYSTEM SERIES A (HCFR)                                                 5.88            11/15/2010         2,135,383
   1,935,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH CARE
              SYSTEM SERIES A PREREFUNDED (ECONOMIC DEVELOPMENT REVENUE)SS.          6.38            11/15/2022         2,122,695
   1,095,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH CARE
              SYSTEM UNREFUNDED SERIES A
              (ECONOMIC DEVELOPMENT REVENUE, MBIA INSURED)                           5.50            11/15/2017         1,118,838
   1,520,000  MINNESOTA HOUSING FINANCE AGENCY SERIES B (HOUSING REVENUE,
              MBIA INSURED)                                                          4.75            07/01/2025         1,531,810
   1,000,000  MINNESOTA IRON RANGE RESOURCE & REHABILITATION GIANTS RIDGE
              RECREATION AREA (RECREATIONAL FACILITIES REVENUE)                      7.25            11/01/2016         1,064,550
   2,000,000  MINNESOTA STATE COLLEGE AT ST. BENEDICT SERIES 4T (COLLEGE &
              UNIVERSITY REVENUE)                                                    5.35            03/01/2020         2,019,180
   1,000,000  MINNESOTA STATE HFA SERIES B (HOSPITAL REVENUE, GO OF AGENCY)          4.75            07/01/2026           954,950
   1,100,000  MINNESOTA STATE MUNICIPAL POWER AGENCY (ELECTRIC REVENUE)              5.00            10/01/2037         1,074,931
     725,000  MINNESOTA STATE SERIES A (HOUSING REVENUE, MBIA INSURED)               5.35            07/01/2017           751,086
     825,000  MINNESOTA STATE SERIES D2 (HOUSING REVENUE, AMBAC INSURED)             5.80            07/01/2021           841,995
       5,000  MINNESOTA STATE SERIES E (HOUSING REVENUE, GO OF AGENCY)               5.90            07/01/2025             5,104
     895,000  MINNESOTA STATE ST. MARYS UNIVERSITY SERIES 5E (COLLEGE &
              UNIVERSITY REVENUE)                                                    6.75            03/01/2019           930,809
     505,000  MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
              (HCFR)                                                                 5.20            12/01/2009           505,869
     725,000  MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
              (HCFR)                                                                 5.40            12/01/2011           728,835
     500,000  MONTICELLO MN BIG LAKE COMMUNITY HOSPITAL DISTRICT SERIES A
              (HOUSING REVENUE)                                                      5.30            12/01/2010           501,710
     840,000  MOORHEAD MN (HOUSING REVENUE, FHA INSURED)                             7.10            08/01/2011           905,066
   2,040,000  MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A
              (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)         5.38            02/01/2019         2,161,849
     560,000  MOUNTAIN IRON MN HOUSING & RDA NORTHEAST SERVICES COOP PROJECT
              SERIES A (LEASE REVENUE)                                               6.25            10/01/2019           566,765
   2,000,000  NORTHERN MN MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, FIRST
              SECURITY BANK LOC)                                                     5.40            01/01/2015         2,083,340
   1,000,000  NORTHERN MN MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, FIRST
              SECURITY BANK LOC)                                                     5.30            01/01/2021         1,020,000
     360,000  OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE REVENUE)       5.90            02/01/2018           374,558
     455,000  OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE REVENUE)       6.00            02/01/2022           471,699

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 35


MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MINNESOTA (continued)
$    500,000  PINE CITY MN LEASE REVENUE SERIES A (LEASE REVENUE)                    6.00%           05/01/2026     $     488,015
     500,000  PINE CITY MN LEASE REVENUE SERIES A (LEASE REVENUE)                    6.25            05/01/2035           478,530
   1,000,000  PINE CITY MN NORTH BRANCH SERIES A (HCFR, GNMA INSURED)                5.00            10/20/2047           983,960
   1,475,000  PINE COUNTY MN HOUSING & RDA PUBLIC PROJECT REVENUE (LEASE
              REVENUE)                                                               5.00            02/01/2028         1,476,873
   1,890,000  RAMSEY MN CAPITAL IMPROVEMENT PLAN SERIES A (PROPERTY TAX
              REVENUE)                                                               5.00            02/01/2017         1,999,166
     300,000  ROBBINSDALE MN ECONOMIC DEVELOPMENT AUTHORITY HOUSING PROJECT
              SERIES A PREREFUNDED (HOUSING REVENUE)                                 6.63            01/01/2019           318,018
   2,805,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)                                      5.00            02/01/2019         2,946,288
   1,195,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX
              REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                       5.60            02/01/2018         1,224,110
   2,900,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 (PROPERTY TAX
              REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                       5.63            02/01/2020         2,971,398
     185,000  ROCHESTER MN HCFR MAYO CLINIC (HOSPITAL REVENUE)                       5.00            11/15/2031           186,626
   2,000,000  ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I (HCFR)       5.90            11/15/2010         2,133,260
   2,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 SERIES A
              (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)^        3.18            04/01/2009         1,922,660
   2,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 SERIES A
              (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)^        3.41            04/01/2011         1,791,860
   1,000,000  SHAKOPEE MN ST. FRANCIS REGIONAL MEDICAL CENTER (HCFR)                 5.25            09/01/2034           961,110
     710,000  SOUTH ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY AIRPORT
              PROJECT (LEASE REVENUE, ASSURED GUARANTY)                              4.70            09/01/2019           711,612
     500,000  SOUTH ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY AIRPORT
              PROJECT (LEASE REVENUE, ASSURED GUARANTY)                              5.13            09/01/2029           501,875
   5,000,000  SOUTHERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE,
              MBIA INSURED)^                                                         4.45            01/01/2020         2,948,500
   1,335,000  ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
              (HCFR, FIRST SECURITY BANK LOC)                                        5.75            05/01/2010         1,410,267
   1,750,000  ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
              (HCFR, FIRST SECURITY BANK LOC)                                        5.38            05/01/2011         1,847,440
   4,875,000  ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
              (HCFR, FIRST SECURITY BANK LOC)                                        5.75            05/01/2026         5,129,378
   2,025,000  ST. LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT #283 (PROPERTY
              TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                   5.45            02/01/2013         2,071,109
   1,050,000  ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)                                      5.00            02/01/2018         1,112,696
   2,000,000  ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 (PROPERTY TAX
              REVENUE, FIRST SECURITY BANK LOC)                                      5.00            02/01/2019         2,119,420
   2,000,000  ST. PAUL MN HOUSING & RDA (HOUSING REVENUE)                            5.00            10/01/2024         2,044,780
   2,000,000  ST. PAUL MN HOUSING & RDA COMMUNITY OF PEACE ACADEMY PROJECT A
              (TAX REVENUE)                                                          7.88            12/01/2030         2,287,520
     225,000  ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
              (HOUSING REVENUE)                                                      5.00            02/01/2012           223,434
     200,000  ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
              (HOUSING REVENUE)                                                      5.00            02/01/2013           197,698
     225,000  ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
              (HOUSING REVENUE)                                                      5.00            02/01/2014           220,946
     200,000  ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY
              (HOUSING REVENUE)                                                      5.00            02/01/2015           194,532
     360,000  ST. PAUL MN HOUSING & RDA MARIAN CENTER PROJECT A (HOUSING
              REVENUE)                                                               5.05            11/01/2017           342,202
     485,000  ST. PAUL MN HOUSING & RDA MARIAN CENTER PROJECT A (HOUSING
              REVENUE)                                                               5.20            11/01/2022           439,842
   1,700,000  ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT (HCFR)              5.25            05/15/2018         1,708,143
   3,000,000  ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT (HCFR)              5.30            05/15/2028         2,948,460
     650,000  ST. PAUL MN HOUSING & RDA SERIES A (LEASE REVENUE)                     5.75            09/01/2026           638,274
   2,500,000  ST. PAUL MN HOUSING & RDA ST. PAUL ACADEMY & SUMMIT SCHOOL
              PROJECT PREREFUNDED (PRIVATE SCHOOL REVENUE)SS.                        5.50            10/01/2024         2,603,925
      95,000  STEELE COUNTY MN ELDERLY HOUSING PROJECT PREREFUNDED (HCFR)SS.         6.63            06/01/2020           101,637
      15,000  STEELE COUNTY MN ELDERLY HOUSING PROJECT UNREFUNDED (HCFR)             6.63            06/01/2020            15,711
   1,000,000  TODD MORRISON CASS & WADENA COUNTIES MN UNITED HOSPITAL
              DISTRICT HEALTH CARE FACILITY LAKEWOOD (PROPERTY TAX REVENUE)          5.13            12/01/2024           951,600
   1,000,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
              REVENUE, GO OF UNIVERSITY)                                             5.75            07/01/2011         1,085,530
   2,795,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
              REVENUE, GO OF UNIVERSITY)                                             5.75            07/01/2017         3,262,631
   7,310,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
              REVENUE, GO OF UNIVERSITY)                                             5.50            07/01/2021         8,353,941
   2,085,000  VIRGINIA MN HOUSING & RDA HEALTHCARE FACILITY (LEASE REVENUE)          5.25            10/01/2025         2,070,551

36 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MINNESOTA (continued)
$     25,000  WASHINGTON COUNTY MN HOUSING & RDA BRIAR POND SERIES A
              (HOUSING REVENUE, GNMA INSURED)                                        5.55%           08/20/2028     $      25,303
     280,000  WESTERN MN MUNICIPAL POWER AGENCY (ELECTRIC PLANT REVENUE,
              MBIA INSURED)                                                          9.75            01/01/2016           392,428
   2,525,000  WESTERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE)          6.38            01/01/2016         2,798,555
     135,000  WINONA MN WINONA HEALTH OBLIGATED GROUP (HCFA)                         4.25            07/01/2008           135,126
     200,000  WINONA MN WINONA HEALTH OBLIGATED GROUP (HCFA)                         4.35            07/01/2009           200,692
     330,000  WINONA MN WINONA HEALTH OBLIGATED GROUP (HCFA)                         4.40            07/01/2010           331,241

                                                                                                                      146,850,442
                                                                                                                    -------------
PUERTO RICO: 1.62%
   1,000,000  COMMONWEALTH OF PUERTO RICO SERIES A (PROPERTY TAX REVENUE)            5.00            07/01/2018         1,022,010
      25,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II PREREFUNDEDSS.          5.25            07/01/2022            27,349
   1,400,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
              SERIES M-2 (LEASE REVENUE)                                             5.75            07/01/2034         1,502,718

                                                                                                                        2,552,077
                                                                                                                    -------------
WISCONSIN: 0.98%
   1,485,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
              ASSET-BACKED (OTHER REVENUE)                                           6.13            06/01/2027         1,536,143
                                                                                                                    -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $149,201,049)                                                                     155,040,926
                                                                                                                    -------------

      SHARES
SHORT-TERM INVESTMENTS: 0.34%
     535,775  WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND~+++                                                       535,775
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $535,775)                                                                              535,775
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $149,736,824)*                                                98.98%                                          $ 155,576,701

OTHER ASSETS AND LIABILITIES, NET                                    1.02                                               1,604,541
                                                                   ------                                           -------------

TOTAL NET ASSETS                                                   100.00%                                          $ 157,181,242
                                                                   ------                                           -------------

--------------------------------------------------------------------------------
SS. These securities are subject to a demand feature which reduces the effective maturity.

^     Zero coupon bond. Interest rate presented is yield to maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $535,775.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 37


NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 98.73%

ALASKA: 1.63%
$    380,000  ALASKA ENERGY AUTHORITY (ELECTRIC REVENUE, FIRST SECURITY BANK
              LOC)                                                                   7.00%           07/01/2009     $     393,167
     916,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
              SETTLEMENT REVENUE ASSET-BACKED PREREFUNDED
              (EXCISE TAX REVENUE)SS.                                                6.20            06/01/2022           958,218

                                                                                                                        1,351,385
                                                                                                                    -------------
ARIZONA: 4.18%
   1,275,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
              HOSPITAL SERIES B (HOSPITAL REVENUE)SS.+/-                             4.27            02/01/2042         1,259,063
     850,000  GILBERT AZ WATER RESERVE MUNICIPAL PROPERTY CORPORATION SUB
              LIEN (WATER REVENUE)                                                   4.75            10/01/2032           873,996
     690,000  QUAIL CREEK COMMUNITY FACILITIES DISTRIBUTION AZ (OTHER
              REVENUE)                                                               4.85            07/15/2012           679,892
     675,000  VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)            4.85            07/15/2014           668,061

                                                                                                                        3,481,012
                                                                                                                    -------------
ARKANSAS: 1.25%
     540,000  ARKANSAS STATE DEVELOPMENT FINANCIAL AUTHORITY PUBLIC HEALTH
              LABORATORY (HCFR, AMBAC INSURED)                                       3.90            12/01/2024           539,390
     500,000  FAYETTEVILLE AR (SALES TAX REVENUE, FIRST SECURITY BANK LOC)           4.13            11/01/2026           499,575

                                                                                                                        1,038,965
                                                                                                                    -------------
CALIFORNIA: 5.78%
     435,000  CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL PENINSULA
              PROJECT (GO - STATES, TERRITORIES)                                     4.60            11/01/2013           426,478
     500,000  FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY (TOLL ROAD
              REVENUE)                                                               5.25            07/15/2010           496,330
   3,095,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA SERIES 2003
              A1 PREREFUNDED (EXCISE TAX REVENUE)SS.                                 6.25            06/01/2033         3,391,192
     500,000  MONROVIA CA REDEVELOPMENT AGENCY CENTURY REDEVELOPMENT PROJECT
              AREA #1 (TAX INCREMENTAL REVENUE)                                      4.40            06/01/2012           495,950

                                                                                                                        4,809,950
                                                                                                                    -------------
COLORADO: 6.10%
   1,500,000   AURORA CO WOODRIDGE APARTMENTS PROJECT MFHRSS.+/-                     4.25            12/20/2040         1,498,710
      55,000   COLORADO ECFA CHARTER SCHOOL RENAISSANCE SCHOOL PROJECT (LEASE
               REVENUE)                                                              5.85            06/01/2008            54,897
     430,000   COLORADO ECFA PINNACLE CHARTER SCHOOL PROJECT (LEASE REVENUE)         5.25            12/01/2011           449,290
      70,000   COLORADO HEALTH FACILITIES EVANGELICAL UNREFUNDED (HFFA)              6.25            12/01/2010            73,381
     280,000   COLORADO HEALTH FACILITIES HEALTH EVANGELICAL
               PREREFUNDED(HFFA)SS.                                                  6.25            12/01/2010           294,445
     215,000   COLORADO HOSPITAL STEAMBOAT SPRINGS HEALTH (HCFR)                     5.30            09/15/2009           218,115
     530,000   DENVER CITY & COUNTY CO (HOUSING REVENUE)                             7.00            08/01/2010           563,236
     780,000   EAGLE COUNTY CO AIRPORT TERMINAL PROJECT SERIES A (AIRPORT
               REVENUE)                                                              5.00            05/01/2011           773,464
   1,115,000   MERIDIAN METROPOLITAN DISTRICT CO SERIES A (PROPERTY TAX
               REVENUE, RADIAN INSURED)                                              5.38            12/01/2013         1,151,249

                                                                                                                        5,076,787
                                                                                                                    -------------
CONNECTICUT: 0.90%
     750,000  CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITY AUTHORITY
              HOSPITAL FOR SPECIAL CARE
              SERIES D (EDUCATIONAL FACILITIES REVENUE, RADIAN INSURED)SS.+/-        4.15            07/01/2037           750,000
                                                                                                                    -------------
FLORIDA: 7.40%
     400,000  AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL (OTHER
              REVENUE)                                                               4.80            11/01/2012           367,784
     630,000  BOYNTON BEACH FL (WATER REVENUE, FGIC INSURED)                         5.00            11/01/2012           654,835
      80,000  BRADFORD COUNTY FL SANTE FE HEALTHCARE FACILITIES PROJECT
              (HCFR)                                                                 6.00            11/15/2009            82,619
     500,000  BROWARD COUNTY FL HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
              SERVICES (HCFR, SUNTRUST BANK LOC)                                     5.50            08/15/2014           522,595
     710,000  CHARLOTTE COUNTY FL IDA BOND ANTICIPATION NOTES (OTHER REVENUE)        5.75            10/01/2008           706,031
   1,000,000  CITIZENS PROPERTY INSURANCE CORPORATION FL HIGH RISK ACCOUNT
              SERIES A (OTHER REVENUE, MBIA INSURED)                                 5.00            03/01/2012         1,053,400
     265,000  HILLSBOROUGH COUNTY FL (SEWER REVENUE)                                 6.20            12/01/2008           269,147

38 Wells Fargo Advantage Municipal Income Funds

                         Portfolio Of Investments--December 31, 2007 (Unaudited)


NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
FLORIDA (CONTINUED)
$  1,000,000  SOUTH BROWARD HOSPITAL DISTRICT FL SERIES A (HOSPITAL REVENUE,
              MBIA INSURED)                                                          5.00%           05/01/2011     $   1,049,970
   1,450,000  VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)SS.+/-                    5.50            12/01/2028         1,450,000

                                                                                                                        6,156,381
                                                                                                                    -------------
ILLINOIS: 5.90%
   1,050,000  AURORA IL (TAX ALLOCATION REVENUE)                                     5.00            12/30/2010         1,044,236
   1,200,000  CHICAGO IL SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)               5.38            01/01/2013         1,273,092
     200,000  ILLINOIS CHICAGO CHARTER SCHOOL PROJECT (EDUCATIONAL
              FACILITIES REVENUE)                                                    4.50            12/01/2012           197,736
     360,000  ILLINOIS CHICAGO CHARTER SCHOOL PROJECT (EDUCATIONAL
              FACILITIES REVENUE)                                                    5.00            12/01/2014           361,656
     645,000  ILLINOIS LUTHERAN GENERAL HEALTH SYSTEMS SERIES A (HCFR, FIRST
              SECURITY BANK LOC)                                                     6.13            04/01/2012           680,875
     500,000  ILLINOIS METHODIST MEDICAL CENTER (HFFA REVENUE, MBIA INSURED)         5.50            11/15/2010           514,525
     800,000  NORTH CHICAGO IL (PROPERTY TAX REVENUE, FGIC INSURED)                  5.75            01/01/2010           840,016

                                                                                                                        4,912,136
                                                                                                                    -------------
IOWA: 2.57%
   2,000,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
              ASSET-BACKED SERIES B (EXCISE TAX REVENUE LOC)                         5.50            06/01/2011         2,140,340
                                                                                                                    -------------
KANSAS: 0.83%
     100,000  OLATHE KANSAS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
              (TAX INCREMENTAL REVENUE)                                              5.00            03/01/2012            99,326
     100,000  OLATHE KANSAS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
              (TAX INCREMENTAL REVENUE)                                              5.00            09/01/2012            99,255
     500,000  WYANDOTTE COUNTY KANSAS UNITED GOVERNMENT REFERENDUM SALES TAX
              SECOND LIEN AREA B (SALES TAX REVENUE)                                 5.00            12/01/2020           494,360

                                                                                                                          692,941
                                                                                                                    -------------
KENTUCKY: 0.61%
     475,000  KENTON COUNTY KY AIRPORT BOARD SERIES A (AIRPORT REVENUE, MBIA
              INSURED)                                                               5.63            03/06/2014           505,581
                                                                                                                    -------------
LOUISIANA: 1.49%
     160,000  LOUISIANA PFA REVENUE ARCHDIOCESE OF NEW ORLEANS PROJECT
              (HCFR, CIFG INSURED)                                                   5.00            07/01/2010           165,581
     100,000  LOUISIANA PFA REVENUE ARCHDIOCESE OF NEW ORLEANS PROJECT
              (HCFR, CIFG INSURED)                                                   5.00            07/01/2012           105,301
     910,000  PORT NEW ORLEANS LA BOARD COMMERCE SPECIAL PROJECT CG RAILWAY
              INCORPORATED (OTHER REVENUE, MBIA INSURED)                             5.25            08/15/2013           969,705

                                                                                                                        1,240,587
                                                                                                                    -------------
MARYLAND: 1.72%
     400,000  MARYLAND COMMUNITY DEVELOPMENT ADMINISTRATION RESIDENTIAL
              SERIES H (HOUSING REVENUE)                                             4.55            09/01/2012           406,152
   1,000,000  MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES ASTON WOODS
              APARTMENT PROJECT SERIES A PUTTABLE (MFHR, FNMA INSURED)               4.90            05/15/2031         1,024,790

                                                                                                                        1,430,942
                                                                                                                    -------------
MASSACHUSETTS: 0.53%
     430,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVENS ELECTRIC
              SYSTEMS (ELECTRIC REVENUE)                                             5.13            12/01/2011           437,607
                                                                                                                    -------------

MICHIGAN: 2.15%
   1,000,000  FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES REVENUE)        5.00            10/01/2017           981,030
     300,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY CHARITY OBLIGATION
              GROUP SERIES A PREREFUNDED (HOSPITAL REVENUE)SS.                       5.13            11/01/2029           310,263
     500,000  MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITIES LIMITED
              OBLIGATION BENTON HARBOR
              PROJECT (MFHR, FIFTH THIRD BANK LOC)SS.+/-                             4.35            06/01/2041           500,335

                                                                                                                        1,791,628
                                                                                                                    -------------

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 39


NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MINNESOTA: 2.00%
$    290,000  MARSHALL MN MEDICAL CENTER AVERA MARSHALL REGIONAL MEDICAL
              CENTER PROJECT (HCFR)                                                 4.50%            11/01/2011     $     292,729
     695,000  WESTERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE)         6.38             01/01/2016           770,296
     600,000  WESTERN MN MUNICIPAL POWER AGENCY SERIES A (POWER REVENUE, AMBAC
              INSURED)                                                              5.40             01/01/2009           600,828

                                                                                                                        1,663,853
                                                                                                                    -------------
MISSISSIPPI: 1.24%
   1,000,000  MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY
              MISSISSIPPI BAPTIST HEALTH SYSTEM INCORPORATED SERIES A
              (HOSPITAL REVENUE)                                                    5.00             08/15/2012         1,034,950
                                                                                                                    -------------
MISSOURI: 1.51%
   1,250,000  CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO
              (SALES TAX REVENUE, CIFG INSURED)                                     4.00             04/15/2026         1,256,288
                                                                                                                    -------------
MONTANA: 1.09%
     135,000  FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER PARK
              INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                      5.00             06/01/2011           136,982
     310,000  FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER PARK
              INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                      5.00             06/01/2012           313,819
     150,000  FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER PARK
              INTERNATIONAL AIRPORT SERIES B (AIRPORT REVENUE)                      5.00             06/01/2012           151,134
     305,000  MONTANA STATE BOARD HOUSING SERIES A2 (SFMR)                          4.20             12/01/2013           307,410

                                                                                                                          909,345
                                                                                                                    -------------
NEW JERSEY: 7.48%
     500,000  CITY OF BAYONNE NJ (PROPERTY TAX REVENUE)                             5.00             10/24/2008           504,105
     250,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (EXCISE TAX REVENUE)        5.63             06/15/2019           250,645
     995,000  NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES A
              (OTHER REVENUE, AMBAC INSURED)                                        5.20             06/01/2013         1,000,851
     225,000  NEW JERSEY STATE HIGHWAY AUTHORITY GARDEN STATE PARKWAY GENERAL
              (TOLL ROAD REVENUE)                                                   6.20             01/01/2010           231,444
     125,000  TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX REVENUE)      5.00             06/01/2013           135,343
   3,830,000  TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX REVENUE)      5.75             06/01/2032         4,104,496

                                                                                                                        6,226,884
                                                                                                                    -------------
NEW MEXICO: 1.82%
   1,500,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY (HOUSING REVENUE, GNMA
              INSURED)                                                              4.20             07/01/2028         1,514,985
                                                                                                                    -------------
NEW YORK: 1.07%
     360,000  NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN COLLEGE
              AERONAUTICS SERIES A (COLLEGE & UNIVERSITY REVENUE)                   5.00             12/01/2016           354,143
     520,000  NIAGARA NY FRONTIER TRANSIT AUTHORITY BUFFALO NIAGARA
              INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE, MBIA INSURED)        5.75             04/01/2011           539,006

                                                                                                                          893,149
                                                                                                                    -------------
NORTH CAROLINA: 1.59%
   1,250,000  PITT COUNTY NC MEMORIAL HOSPITAL (HOSPITAL REVENUE)                   5.38             12/01/2010         1,320,100
                                                                                                                    -------------
OHIO: 1.24%
   1,000,000  AMERICAN MUNICIPAL POWER OHIO INCORPORATED PREPAYMENT SERIES A
              (ELECTRIC REVENUE)                                                    5.00             02/01/2010         1,031,010
                                                                                                                    -------------
OKLAHOMA: 0.91%
     687,204  COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT #4 GERONIMO
              (EDUCATIONAL FACILITIES REVENUE)                                      6.25             08/15/2014           753,615
                                                                                                                    -------------

40 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
OREGON: 0.83%
$    190,000  GRANTS PASS OR URBAN RENEWAL AGENCY PARKWAY REDEVELOPMENT AREA
              (TAX INCREMENTAL REVENUE)                                             5.00%            08/01/2008     $     191,286
     500,000  WESTERN GENERATION AGENCY OREGON WAUNA COGENERATION PROJECT
              SERIES B (ELECTRIC REVENUE)                                           5.00             01/01/2012           501,255

                                                                                                                          692,541
                                                                                                                    -------------
OTHER: 0.63%
     500,000  CHARTER MAC EQUITY ISSUER TRUST++                                     7.10             06/30/2009           521,345
                                                                                                                    -------------
PENNSYLVANIA: 3.37%
     350,000  ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH INTERNATIONAL
              AIRPORT (AIRPORT REVENUE, FGIC INSURED)                               6.00             01/01/2013           369,467
   1,000,000  CUMBERLAND COUNTY PA MUNICIPAL AUTHORITY WESLEY SERIES A
              PREREFUNDED (NURSING HOME REVENUE)SS.                                 7.25             01/01/2035         1,181,070
     750,000  CUMBERLAND COUNTY PA MUNICIPAL AUTHORITY PRESBYTERIAN HOMES
              PROJECT SERIES B (HEALTHCARE FACILITIES REVENUE, RADIAN
              INSURED)SS.+/-                                                        4.25             12/01/2026           751,110
     500,000  PENNSYLVANIA HOUSING FINANCE AGENCY SERIES L (MFHR, GO OF
              AUTHORITY)                                                            4.20             07/01/2009           501,480

                                                                                                                        2,803,127
                                                                                                                    -------------
PUERTO RICO: 3.35%
     350,000  CHILDREN'S TRUST FUND PUERTO RICO TOBACCO SETTLEMENT ASSET-
              BACKED PREREFUNDEDSS.                                                 5.75             07/01/2010           364,182
   1,280,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY (FUEL SALES TAX
              REVENUE, MBIA INSURED)                                                5.50             07/01/2013         1,361,818
   1,020,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES CC (TOLL
              ROAD REVENUE)                                                         5.00             07/01/2012         1,059,494

                                                                                                                        2,785,494
                                                                                                                    -------------
RHODE ISLAND: 0.87%
     350,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING (HOUSING
              REVENUE)                                                              4.50             09/01/2008           353,388
     365,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING (HOUSING
              REVENUE)                                                              4.50             09/01/2009           372,986

                                                                                                                          726,374
                                                                                                                    -------------
SOUTH CAROLINA: 4.32%
     345,000  BERKELEY COUNTY SC DAVOL INCORPORATED INTERNATIONAL PAPER
              COMPANY PROJECT (IDR)                                                 5.75             02/01/2008           345,324
   1,000,000  BERKELEY COUNTY SC SCHOOL DISTRICT COP BERKELEY SCHOOL
              FACILITIES GROUP INCORPORATED (LEASE REVENUE, MBIA INSURED)           5.15             02/01/2008         1,001,500
     600,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B^                                                             7.95             01/01/2028           124,974
   1,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
              HEALTH (HOSPITAL REVENUE)SS.+/-                                       4.17             08/01/2039           994,000
   1,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
              HEALTH ALLIANCE SERIES A PREREFUNDED (NURSING HOME REVENUE)SS.        7.13             12/15/2015         1,126,820

                                                                                                                        3,592,618
                                                                                                                    -------------
SOUTH DAKOTA: 2.81%
     640,000  HEARTLAND SD CONSUMERS POWER DISTRICT (ELECTRIC REVENUE, FIRST
              SECURITY BANK LOC)                                                    6.00             01/01/2009           647,942
     830,000  LOWER BRULE SIOUX TRIBE SD SERIES B (OTHER REVENUE)                   5.15             05/01/2014           799,332
     685,000  RAPID CITY SD AREA SCHOOL DISTRICT #51-4 CAPITAL OUTLAY
              CERTIFICATIONS (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)        5.00             01/01/2009           690,679
     200,000  SOUTH DAKOTA STATE HEFA (HCFR, ACA INSURED)                           5.20             04/01/2008           200,534

                                                                                                                        2,338,487
                                                                                                                    -------------
TENNESSEE: 0.25%
     200,000  METROPOLITAN NASHVILLE AIRPORT AUTHORITY IMPROVEMENT SERIES C
              (AIRPORT REVENUE, FGIC INSURED)                                       5.38             07/01/2013           205,804
                                                                                                                    -------------

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 41


NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
TEXAS: 5.17%
$  1,000,000  ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A               5.00%            08/15/2034     $   1,041,380
     105,000  DENISON TX HOUSING AUTHORITY MANNING PARK PLAZA (HOUSING REVENUE,
              HUD INSURED)                                                          5.00             10/01/2009           105,371
     265,000  DUNCANVILLE TX HOSPITAL AUTHORITY METHODIST HOSPITALS DALLAS
              PROJECT (HOSPITAL REVENUE, GO OF HOSPITAL)                            9.00             01/01/2010           279,853
   1,000,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION TEXAS
              MEDICAL CENTER PROJECT SERIES A (HOSPITAL REVENUE, FIRST
              SECURITY BANK LOC)                                                    5.20             05/15/2020         1,030,580
     995,000  HOUSTON TX HOUSING FINANCE CORPORATION SERIES A (SFMR, GNMA
              INSURED)SS.+/-                                                        6.75             06/01/2033         1,021,019
     220,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL
              HEALTH SYSTEMS OF EAST TEXAS (HFFA REVENUE)                           5.00             02/15/2008           220,438
     100,000  SAM RAYBURN TX MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, MBIA
              INSURED)                                                              6.00             09/01/2010           105,436
     470,000  STATE OF TEXAS AFFORDABLE HOUSING CORPORATION (STATE AGENCY
              HOUSING REVENUE, GNMA INSURED)                                        5.50             09/01/2038           497,678

                                                                                                                        4,301,755
                                                                                                                    -------------
UTAH: 0.22%
     180,000  UTAH HOUSING CORPORATION SERIES D CLASS 1 (SINGLE FAMILY
              MORTGAGE REVENUE)                                                     2.95             07/01/2033           179,271
                                                                                                                    -------------
VIRGINIA: 1.14%
     395,000  VIRGINIA COLLEGE BUILDING AUTHORITY EDUCATIONAL FACILITIES
              (COLLEGE & UNIVERSITY REVENUE)                                        4.50             06/01/2012           397,236
     535,000  VIRGINIA COLLEGE BUILDING AUTHORITY REGENT UNIVERSITY PROJECT
              (COLLEGE & UNIVERSITY REVENUE)                                        5.00             06/01/2014           550,948

                                                                                                                          948,184
                                                                                                                    -------------
WASHINGTON: 8.49%
     950,000  PORT ANACORTES WA SERIES A (AIRPORT REVENUE)                          5.13             09/01/2009           953,848
     500,000  PORT KALAMA WA SERIES B (AIRPORT REVENUE)                             5.25             12/01/2015           528,820
     260,000  PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA INSURED)      4.25             12/01/2011           266,708
     200,000  PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA INSURED)      4.25             12/01/2012           205,370
     185,000  PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA INSURED)      4.25             12/01/2013           189,882
     345,000  QUINAULT WA INDIAN NATION REFUNDED QUINAULT BEACH SERIES A
              (OTHER REVENUE, ACA INSURED)                                          5.80             12/01/2015           340,467
     555,000  TACOMA WA DEPARTMENT OF PUBLIC UTILITY & LIGHT DIVISION
              (ELECTRIC REVENUE)                                                    4.20             07/01/2008           558,391
   1,760,000  TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
              ASSET-BACKED                                                          6.50             06/01/2026         1,817,288
   1,000,000  VANCOUVER WA BOND ANTICIPATION NOTES VILLAGE PARK APARTMENTS
              (HOUSING REVENUE)                                                     4.20             03/01/2008         1,000,550
     205,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT #1
              SERIES B (ELECTRIC REVENUE)                                           7.25             07/01/2009           212,589
     950,000  WASHINGTON STATE SERIES A & AT6 (TAX REVENUE)                         6.25             02/01/2011           990,784

                                                                                                                        7,064,697
                                                                                                                    -------------
WEST VIRGINIA: 2.09%
     630,000  BERKELEY COUNTY WV PUBLIC SEWER (SEWER REVENUE)                       4.50             10/01/2013           626,491
     545,000  BERKELEY COUNTY WV PUBLIC SEWER (SEWER REVENUE)                       4.55             10/01/2014           541,839
     200,000  KANAWHA COUNTY WV (HOUSING REVENUE, FGIC INSURED)                     7.38             09/01/2011           228,586
     330,000  WEST VIRGINIA WATER DEVELOPMENT AUTHORITY SEWER SYSTEMS LOAN
              PROGRAM (SEWER REVENUE)                                               7.10             11/01/2009           345,002

                                                                                                                        1,741,918
                                                                                                                    -------------
WISCONSIN: 2.20%
   1,765,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED
              (OTHER REVENUE)                                                       6.13             06/01/2027         1,825,783
                                                                                                                    -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $82,234,225)                                                                       82,147,819
                                                                                                                    -------------

42 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS: 0.37%
     305,392  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++                                        $     305,392
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $305,392)                                                                              305,392
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $82,539,617)*                                  99.10%                                                         $  82,453,211

OTHER ASSETS AND LIABILITIES, NET                     0.90                                                                752,927
                                                    ------                                                          -------------

TOTAL NET ASSETS                                    100.00%                                                         $  83,206,138
                                                    ------                                                          -------------

SS. These securities are subject to a demand feature which reduces the effective maturity.

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

  ^   Zero coupon bond. Interest rate presented is yield to maturity.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $305,392.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 43


NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 95.32%

ALABAMA: 0.31%
$    800,000  ALABAMA DRINKING WATER FINANCE REVOLVING FEDERAL LOAN SERIES A
              (WATER REVENUE, AMBAC INSURED)                                        4.85%            08/15/2022     $     805,512
                                                                                                                    -------------
ARIZONA: 4.30%
   1,000,000  ARIZONA HFA MORTGAGE-BACKED SECURITIES PROGRAM SERIES B (HOUSING
              REVENUE, FHLMC)                                                       5.15             12/01/2035         1,033,730
     500,000  CHANDLER AZ (FUEL SALES TAX REVENUE)                                  6.00             07/01/2011           546,355
   1,000,000  ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT SERIES
              B (PROPERTY TAX REVENUE)                                              6.20             07/15/2032           995,720
     215,000  NAVAJO COUNTY AZ MUNICIPAL PROPERTY CORPORATION (LEASE REVENUE,
              ACA INSURED)                                                          5.63             07/01/2010           217,894
   2,491,394  PHOENIX AZ & PIMA COUNTY AZ IDA SERIES 2007-1 (SFHR, GNMA
              INSURED)                                                              5.25             08/01/2038         2,519,048
     250,000  PHOENIX AZ IDA CAPITAL MALL LLC PROJECT PREREFUNDED (LEASE
              REVENUE, AMBAC INSURED)SS.                                            5.38             09/15/2022           264,505
      35,000  PHOENIX AZ IDA STATEWIDE SERIES C (HOUSING REVENUE, GNMA INSURED)     5.30             04/01/2020            35,394
     400,000  PIMA COUNTY AZ IDA ACCLAIM CHARTER SCHOOL PROJECT (EDUCATIONAL
              FACILITIES REVENUE)                                                   5.60             12/01/2016           392,236
     810,000  PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT (WATER &
              SEWER REVENUE)                                                        5.75             12/01/2032           711,577
     225,000  PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT (WATER &
              WASTEWATER AUTHORITY REVENUE)                                         6.55             12/01/2037           219,175
   1,400,000  PINAL COUNTY AZ USD #43 (PROPERTY TAX REVENUE, FIRST SECURITY
              BANK LOC)                                                             5.00             07/01/2025         1,530,522
     300,000  SCOTTSDALE AZ PRESERVATION AUTHORITY (SALES TAX REVENUE)              5.25             07/01/2017           318,168
   1,100,000  SURPRISE AZ MUNICIPAL PROPERTY CORPORATION (WATER & WASTEWATER
              AUTHORITY REVENUE)                                                    4.70             04/01/2022         1,052,513
     725,000  SURPRISE AZ MUNICIPAL PROPERTY CORPORATION (WATER & WASTEWATER
              AUTHORITY REVENUE)                                                    4.90             04/01/2032           663,803
     500,000  TUCSON AZ SERIES 1994C (FUEL SALES TAX REVENUE, FGIC INSURED)         7.00             07/01/2012           572,055

                                                                                                                       11,072,695
                                                                                                                    -------------
ARKANSAS: 1.18%
   2,000,000  CABOT AR SALES & USE TAX (SALES TAX REVENUE, XLCA COMPANY
              INSURED)                                                              4.60             12/01/2025         2,002,560
   1,220,000  HOWARD COUNTY AR (SALES TAX REVENUE, RADIAN INSURED)                  4.25             06/01/2047         1,023,043

                                                                                                                        3,025,603
                                                                                                                    -------------
CALIFORNIA: 18.64%
   2,500,000  ACCESS TO LOANS FOR LEARNING STUDENT LOAN CORPORATION STUDENT
              LOAN PROGRAM SERIES D2 (COLLEGE & UNIVERSITY REVENUE, GUARANTEED
              STUDENT LOANS)                                                        7.85             07/01/2025         2,596,400
   2,850,000  APPLE VALLEY CA REDEVELOPMENT AGENCY PROJECT AREA #2 (OTHER
              REVENUE, AMBAC INSURED)                                               5.00             06/01/2037         2,914,353
     350,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK CAPITAL
              APPRECIATION SERIES A (OTHER REVENUE, ACA INSURED)^                   7.19             12/01/2022           122,028
   1,850,000  CALIFORNIA STATEWIDE CDA ESKATON (ACA INSURED)SS.+/-                  2.50             05/15/2029         1,850,000
   1,650,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED
              CONVERTIBLE (HCFR LOC)SS.+/-                                          2.50             05/15/2029         1,650,000
   3,675,000  CENTRAL UNIFIED SCHOOL DISTRICT (LEASE REVENUE, FIRST SECURITY
              BANK LOC)                                                             5.00             08/01/2026         3,816,635
     265,000  DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY (HOUSING REVENUE)     5.00             12/15/2037           252,741
     500,000  DINUBA CA FINANCING AUTHORITY (SEWER REVENUE)                         5.38             09/01/2038           450,580
     445,000  EL CENTRO CA FINANCING AUTHORITY SERIES A (WATER REVENUE, FIRST
              SECURITY BANK LOC)                                                    5.00             10/01/2026           466,494
   3,900,000  FILLMORE CA PFA FILLMORE WATER RECYCLING FINANCING (OTHER
              REVENUE, CIFG INSURED)                                                5.25             05/01/2030         4,285,866
     500,000  FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY (TOLL ROAD
              REVENUE)                                                              5.25             07/15/2010           496,330
     680,000  HESPERIA USD CA CAPITAL IMPROVEMENT PROJECT (LEASE REVENUE,
              AMBAC INSURED)                                                        5.00             02/01/2031           695,422
   1,810,000  IMPERIAL CA REDEVELOPMENT AGENCY IMPERIAL REDEVELOPMENT PROJECT
              (SPECIAL TAX REVENUE, AMBAC INSURED)                                  5.00             12/01/2037         1,833,946
   2,000,000  INLAND CA EMPIRE TOBACCO SECURITIZATION AUTHORITY SERIES C2
              (OTHER REVENUE)^                                                      6.95             06/01/2047           135,360
     800,000  LODI CA SERIES A (SEWER REVENUE, FIRST SECURITY BANK LOC)             5.00             10/01/2037           818,544
   6,900,000  METROPOLITAN WATER DISTRICT OF SOUTHERN CA WATERWORKS SERIES A6
              (WATER REVENUE)SS.+/-++                                               7.93             08/10/2018         8,886,924
     570,000  PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)
   2,000,000  RANCHO CUCAMONGA CA REDEVELOPMENT AGENCY RANCHO                       5.75             12/01/2012           592,179
              REDEVELOPMENT-HOUSING SET ASIDE-A (HOUSING REVENUE, MBIA INSURED)     5.00             09/01/2034         2,044,960
   3,150,000  SAN BERNARDINO COUNTY CA FINANCING AUTHORITY CT HOUSING
              FACILITIES PROJECT (OTHER REVENUE, MBIA INSURED)                      5.50             06/01/2037         3,364,515
     165,000  SAN FRANCISCO CA AIRPORT IMPROVEMENT UNITED AIRLINES
              INCORPORATED PROJECT (AIRPORT REVENUE)                                8.00             07/01/2013           186,584

44 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
CALIFORNIA (continued)
$    900,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
              REVENUE)                                                              4.50%            03/01/2011     $     897,588
     265,000  SOUTHERN CALIFORNIA LOGISTICS AIRPORT AUTHORITY (AIRPORT
              REVENUE)                                                              6.00             12/01/2037           260,286
   2,035,000  SOUTHERN CALIFORNIA LOGISTICS AIRPORT AUTHORITY LOGISTICS
              AIRPORT (AIRPORT REVENUE)                                             6.00             12/01/2032         2,016,685
   4,975,000  STUDENT EDUCATION LOAN MARKETING CORPORATION CA SERIES IV D1
              (HEFAR, GUARANTEED STUDENT LOANS)                                     5.88             01/01/2018         4,983,557
     655,000  TEHACHAPI CA REDEVELOPMENT AGENCY TEHACHAPI REDEVELOPMENT
              PROJECT (TAX INCREMENTAL REVENUE, RADIAN INSURED)                     5.35             12/01/2037           639,522
     620,000  TRAVIS CA USD (LEASE REVENUE, MBIA INSURED)                           5.00             09/01/2027           638,650
   1,000,000  WEST SACRAMENTO CA FINANCING AUTHORITY SERIES A (TAX REVENUE,
              XLCA INSURED)                                                         5.00             09/01/2026         1,056,130

                                                                                                                       47,952,279
                                                                                                                    -------------

COLORADO: 2.31%
     650,000  COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (OTHER REVENUE)++          6.13             12/15/2035           641,836
     200,000  COLORADO ECFA CHARTER SCHOOL CORE KNOWLEDGE PROJECT PREREFUNDED
              (LEASE REVENUE)SS.                                                    7.00             11/01/2029           213,822
     500,000  COLORADO ECFA UNION COLONY CHARTER SCHOOL PROJECT (EDUCATIONAL
              FACILITIES REVENUE)++                                                 5.75             12/01/2037           477,355
      20,000  COLORADO HFA SERIES A2 (HOUSING REVENUE)                              7.15             11/01/2014            20,325
     810,000  COLORADO HFA SERIES A2 (SFHR, MBIA INSURED)                           6.50             08/01/2031           820,862
     385,000  COLORADO HFA SERIES B2 (HOUSING REVENUE)                              7.10             04/01/2017           397,670
   1,105,000  COLORADO HFA SERIES B3 (HOUSING REVENUE, FIRST SECURITY
              BANK LOC)                                                             6.70             08/01/2017         1,152,062
     570,000  COLORADO HFA SERIES D2 (SFHR)                                         6.90             04/01/2029           594,459
     500,000  DENVER CITY & COUNTY CO THE BOSTON LOFTS PROJECT SERIES A
              (HOUSING REVENUE, FHA INSURED)                                        5.75             10/01/2027           503,665
     690,000  EAGLE COUNTY CO AIRPORT TERMINAL CORPORATE PROJECT SERIES A
              (AIRPORT REVENUE)                                                     5.15             05/01/2017           666,395
     420,000  SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER
              REVENUE)                                                              7.38             09/01/2010           457,708

                                                                                                                        5,946,159
                                                                                                                    -------------

DISTRICT OF COLUMBIA: 1.10%
   3,850,000  DISTRICT OF COLUMBIA CAPITAL APPRECIATION MANDARIN ORIENTAL
              (TAX INCREMENTAL REVENUE, FIRST SECURITY BANK LOC)^#                  4.12             07/01/2015         2,835,487
                                                                                                                    -------------

FLORIDA: 6.61%
   1,275,000  AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL (OTHER
              REVENUE)                                                              4.80             11/01/2012         1,172,312
   1,950,000  BREVARD COUNTY FL RETIREMENT HOUSING FUNDING (HCFR LOC)
              SS.+/-                                                                5.50             12/01/2028         1,950,000
   1,300,000  CHARLOTTE COUNTY FL IDA BOND ANTICIPATION NOTES
              (OTHER REVENUE)                                                       5.75             10/01/2008         1,292,733
   2,400,000  CLAY COUNTY FL HOUSING FINANCE AUTHORITY SERIES A2 (HOUSING
              REVENUE, FNMA)                                                        4.85             04/01/2028         2,424,432
   1,350,000  CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B
              (OTHER REVENUE)                                                       5.13             05/01/2016         1,209,398
     600,000  FLORIDA DEVELOPMENT FINANCE CORPORATION LEARNING GATE COMMUNITY
              SCHOOL PROJECT SERIES A (EDUCATIONAL FACILITIES REVENUE)              6.00             02/15/2037           589,500
     500,000  FLORIDA GLEN OAKS APARTMENTS PROJECT (HOUSING REVENUE, FNMA
              INSURED)                                                              5.90             02/01/2030           505,150
     500,000  FLORIDA HOUSING FINANCING CORPORATION HOMEOWNER MORTGAGE
              SERIES 4 (HOUSING REVENUE, GNMA INSURED)                              4.70             01/01/2015           512,585
     600,000  FOUNTAINBLEAU LAKES FL COMMUNITY DEVELOPMENT DISTRICT SERIES B
              (SPECIAL TAX REVENUE)                                                 6.00             05/01/2015           569,262
   2,515,000  JACKSONVILLE FL HOUSING FINANCE AUTHORITY AMT SERIES A-2
              (HOUSING REVENUE, GOVERNMENT NATIONAL MORTGAGE ASSOCIATION)           5.00             04/01/2030         2,574,731
   1,835,000  PALM BEACH COUNTY FL SERIES A (HOUSING REVENUE,
              GNMA INSURED)                                                         4.85             04/01/2032         1,843,955
   2,350,000  VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)SS.+/-                   5.50             12/01/2028         2,350,000

                                                                                                                       16,994,058
                                                                                                                    -------------

GEORGIA: 0.86%
   1,000,000  ATLANTA GA SERIES A PREREFUNDED (AIRPORT REVENUE, FGIC
              INSURED)SS.                                                           5.75             01/01/2020         1,051,040
     500,000  FULTON COUNTY GA CONCORDE PLACE APARTMENTS PROJECT SERIES C
              PREREFUNDED (HOUSING REVENUE)SS.                                      6.90             07/01/2008           509,090
     650,000  IRWIN COUNTY GA MUNICIPAL CORRECTIONS PROJECT SERIES A (LEASE
              REVENUE)                                                              8.00             08/01/2037           651,872

                                                                                                                        2,212,002
                                                                                                                    -------------

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 45


NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
GUAM: 0.06%
$    120,000  GUAM EDUCATION FINANCING FOUNDATION CERTIFICATES PARTNERSHIP
              GUAM PUBLIC SCHOOL FACILITIES PROJECT SERIES B (EDUCATIONAL
              FACILITIES REVENUE, ACA INSURED)                                      4.50%            10/01/2026     $      99,892
      60,000  GUAM HOUSING CORPORATION GUARANTEED MORTGAGE-BACKED SECURITIES
              SERIES A (HOUSING REVENUE, FHLMC INSURED)                             5.75             09/01/2031            63,317

                                                                                                                          163,209
                                                                                                                    -------------

HAWAII: 0.03%
      70,000  HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION SERIES A
              (HOUSING REVENUE, FNMA INSURED)                                       5.75             07/01/2030            71,383
                                                                                                                    -------------

IDAHO: 0.18%
     165,000  IDAHO HOUSING & FINANCE ASSOCIATION SERIES H2 (HOUSING REVENUE,
              FHA INSURED)                                                          6.15             01/01/2028           168,878
     115,000  IDAHO HOUSING AGENCY SERIES C2 (HOUSING REVENUE)                      6.35             07/01/2015           115,128
     150,000  IDAHO IHC HOSPITALS INCORPORATED (HCFR)                               6.65             02/15/2021           190,587

                                                                                                                          474,593
                                                                                                                    -------------

ILLINOIS: 11.27%
     500,000  CHICAGO IL BRYNE MAWR BELLE PROJECT (HOUSING REVENUE, GNMA
              INSURED)                                                              6.13             06/01/2039           508,965
   2,250,000  CHICAGO IL HOUSING AUTHORITY PREREFUNDED (HOUSING
              REVENUE)SS.#                                                          5.38             07/01/2019         2,448,675
     500,000  CHICAGO IL PAUL G. STEWART PHASES I & II (HOUSING REVENUE, FHA
              INSURED)                                                              4.20             09/20/2017           487,075
   1,000,000  EUREKA IL EUREKA COLLEGE PROJECT SERIES 1998B (COLLEGE &
              UNIVERSITY REVENUE, MBIA INSURED)                                     7.00             01/01/2019         1,038,330
     500,000  HAMPSHIRE IL SPECIAL SERVICE AREA #18 CROWN DEVELOPMENT PROJECT
              TAMMS FARM SERIES A (SPECIAL TAX REVENUE)                             6.00             03/01/2044           468,575
   1,800,000  HARVEY IL SERIES A (PROPERTY TAX REVENUE)                             5.50             12/01/2027         1,769,976
   2,090,000  HARVEY IL SERIES A (PROPERTY TAX REVENUE)                             5.63             12/01/2032         2,046,047
     202,577  ILLINOIS DEVELOPMENT FINANCE AUTHORITY BALANCE COMMUNITY
              REHABILITATION SERIES A                                               7.88             07/01/2020           167,219
   1,000,000  ILLINOIS FINANCING AUTHORITY CHARTER SCHOOLS UNO CHARTER
              SERIES C (OTHER REVENUE, ACA INSURED)                                 5.38             09/01/2032           872,490
   4,000,000  ILLINOIS OSF HEALTHCARE SYSTEM PREREFUNDED (HCFR)SS.                  6.25             11/15/2029         4,259,000
     500,000  JACKSON & WILLIAMSON COUNTIES IL COMMUNITY HIGH SCHOOL DISTRICT
              #165 PREREFUNDED (PROPERTY TAX REVENUE, AMBAC INSURED)SS.             6.25             12/01/2015           528,115
   1,000,000  MCHENRY COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT #157 (PROPERTY
              TAX REVENUE, FIRST SECURITY BANK LOC)                                 9.00             12/01/2017         1,366,850
   7,350,000  REGIONAL TRANSPORTATION AUTHORITY SERIES D (SALES TAX REVENUE,
              FGIC INSURED)                                                         7.75             06/01/2019         9,469,593
     905,000  ROCKFORD IL FAUST LAMARK APARTMENTS PROJECT SERIES A HOUSING &
              URBAN DEVELOPMENT (HOUSING REVENUE, MBIA INSURED)                     6.75             01/01/2018           933,155
     410,000  SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY LOCAL GOVERNMENT
              PROGRAM COLLINSVILLE LIMITED (SALES TAX REVENUE)                      5.00             03/01/2025           389,127
     600,000  SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY LOCAL GOVERNMENT
              PROGRAM COLLINSVILLE LIMITED (SALES TAX REVENUE)                      5.35             03/01/2031           573,870
   1,105,000  TAZEWELL COUNTY IL SCHOOL DISTRICT #51 (PROPERTY TAX REVENUE,
              FGIC INSURED)                                                         9.00             12/01/2023         1,672,340

                                                                                                                       28,999,402
                                                                                                                    -------------

INDIANA: 0.49%
     290,000  INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT SERIES B (OTHER
              REVENUE)                                                              6.00             01/10/2020           334,973
     925,000  NOBELSVILLE IN REDEVELOPMENT AUTHORITY LEASE RENTAL HAZEL DELL
              ROAD SERIES A (LEASE REVENUE)                                         5.00             02/01/2029           919,006

                                                                                                                        1,253,979
                                                                                                                    -------------

IOWA: 0.27%
     300,000  CORALVILLE IA COP SERIES D (OTHER REVENUE)                            5.00             06/01/2014           310,635
     360,000  CORALVILLE IA COP SERIES D (OTHER REVENUE)                            5.25             06/01/2016           378,731

                                                                                                                          689,366
                                                                                                                    -------------

46 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
KANSAS: 3.52%
$    500,000  CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
              (TAX INCREMENTAL REVENUE)                                              5.50%           09/01/2026     $     463,120
     400,000  OVERLAND PARK KS DEVELOPMENT CORPORATION FIRST TIER CONVENTION
              SERIES A (OTHER REVENUE, AMBAC INSURED)                                5.13            01/01/2032           406,196
   3,000,000  OVERLAND PARK KS DEVELOPMENT CORPORATION SECOND TIER CONVENTION
              SERIES B (OTHER REVENUE, AMBAC INSURED)                                5.13            01/01/2032         3,046,470
   1,345,000  SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE-BACKED SECURITIES SERIES
              A (SFHR, GNMA)                                                         5.40            12/01/2037         1,398,020
     515,000  SEDGWICK & SHAWNEE COUNTIES KS SERIES A2 (HOUSING REVENUE, GNMA
              INSURED)                                                               6.70            06/01/2029           521,963
   1,385,000  WYANDOTTE COUNTY KANSAS CITY KS UNITED GOVERNMENT TRANSPORTATION
              DEVELOPMENT STRICT LEGENDS VILLAGE WEST PROJECT (OTHER REVENUE)        4.88            10/01/2028         1,244,547
   2,000,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT REFERENDUM SALES TAX
              SECOND LIEN AREA B (SALES TAX REVENUE)                                 5.00            12/01/2020         1,977,440

                                                                                                                        9,057,756
                                                                                                                    -------------
LOUISIANA: 1.57%
   1,000,000  LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES A (HEFAR,
              CIFG INSURED)                                                          5.00            07/01/2030         1,013,130
   3,000,000  LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES
              PROJECT SERIES A
              (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)                           5.00            07/01/2032         3,015,780

                                                                                                                        4,028,910
                                                                                                                    -------------
MASSACHUSETTS: 1.19%
   2,500,000  MASSACHUSETTS COLLEGE BUILDING AUTHORITY SERIES (COLLEGE &
              UNIVERSITY REVENUE, COMMONWEALTH OF MASSACHUSETTS)                     7.50            05/01/2014         2,966,750
      90,000  MASSACHUSETTS WATER POLLUTION ABATEMENT MWRA PROGRAM SERIES A
              PREREFUNDED (WATER REVENUE)SS.                                         6.00            08/01/2023            94,986

                                                                                                                        3,061,736
                                                                                                                    -------------
MICHIGAN: 3.78%
   1,180,000  CRESCENT ACADEMY MI COP (OTHER REVENUE)(i)                             5.75            12/01/2036         1,033,432
   1,750,000  DETROIT MI DOWNTOWN DEVELOPMENT AUTHORITY DEVELOPMENT AREA #1
              PROJECT SERIES A (TAX INCREMENTAL REVENUE, MBIA INSURED)               4.75            07/01/2025         1,752,748
   2,580,000  FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES REVENUE)        5.75            10/01/2037         2,487,275
     965,000  MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
              OBLIGATION BRADFORD (EDUCATIONAL FACILITIES REVENUE)                   6.50            09/01/2037           953,632
     560,000  STAR INTERNATIONAL ACADEMY MI FULL TERM (LEASE REVENUE)                6.13            03/01/2037           536,222
   2,760,000  WAYLAND MI UNION SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC
              INSURED)                                                               8.00            05/01/2010         2,949,943

                                                                                                                        9,713,252
                                                                                                                    -------------
MINNESOTA: 0.20%
     500,000  AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
              (HOUSING REVENUE)                                                      7.25            01/01/2032           515,980
                                                                                                                    -------------
MISSISSIPPI: 0.21%
     520,000  MISSISSIPPI HOME CORPORATION HOUSING MADONNA MANOR APARTMENTS #3
              (MFHR, GNMA)                                                           5.25            01/20/2024           528,819
                                                                                                                    -------------
MISSOURI: 1.28%
     370,000  CASS COUNTY MO (HOSPITAL REVENUE)                                      5.00            05/01/2014           372,168
     900,000  CASS COUNTY MO (HOSPITAL REVENUE)                                      5.50            05/01/2027           874,890
   1,000,000  CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO
              (SALES TAX REVENUE, CIFG INSURED)                                      4.00            04/15/2026         1,005,030
     300,000  COTTLEVILLE MO COP (LEASE REVENUE)                                     5.00            08/01/2020           304,863
     250,000  COTTLEVILLE MO COP (LEASE REVENUE)                                     5.10            08/01/2023           253,055
     500,000  OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                  4.80            09/01/2023           494,650

                                                                                                                        3,304,656
                                                                                                                    -------------

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 47


NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MONTANA: 0.34%
$    325,000  FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY GLACIER PARK
              INTERNATIONAL AIRPORT A (AIRPORT REVENUE)                              5.00%           06/01/2013     $     329,183
     535,000  FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY GLACIER PARK
              INTERNATIONAL AIRPORT A (AIRPORT REVENUE)                              5.00            06/01/2015           539,596

                                                                                                                          868,779
                                                                                                                    -------------
NEVADA: 0.30%
     800,000  RENO-SPARKS NV INDIAN COLONY GOVERNMENTAL (OTHER REVENUE, US
              BANK NA LOC)                                                           5.13            06/01/2027           777,448
                                                                                                                    -------------
NEW HAMPSHIRE: 0.06%
     150,000  NEW HAMPSHIRE THE MEMORIAL HOSPITAL (HCFR)                             5.25            06/01/2026           141,866
                                                                                                                    -------------
NEW JERSEY: 2.65%
   1,150,000  HIGHER EDUCATION STUDENT ASSISTANCE AUTHORITY NJ SERIES A
              (HEFAR, MBIA INSURED)                                                  6.10            06/01/2016         1,189,848
   1,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CEDAR CREST VILLAGE
              INCORPORATED FACILITIES SERIES A PREREFUNDED (HCFR)SS.                 7.25            11/15/2021         1,149,660
   2,500,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX (OTHER
              REVENUE)                                                               5.63            06/15/2018         2,509,075
     880,000  NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES A
              (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)                          5.15            06/01/2012           889,442
   1,000,000  TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX REVENUE)       5.75            06/01/2032         1,071,670

                                                                                                                        6,809,695
                                                                                                                    -------------
NEW MEXICO: 1.18%
   1,475,000  BERNALILLO COUNTY NM (OTHER REVENUE)                                   5.25            04/01/2027         1,623,577
   1,400,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 CLASS I
              (HOUSING REVENUE, GNMA INSURED)                                        4.40            01/01/2027         1,419,194

                                                                                                                        3,042,771
                                                                                                                    -------------
NEW YORK: 3.50%
     650,000  ERIE COUNTY NY DEVELOPMENT AGENCY GLOBAL CONCEPTS CHARTER SCHOOL
              PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)                               6.25            10/01/2037           627,816
   1,200,000  ERIE COUNTY NY IDAG CITY SCHOOL DISTRICT BUFFALO PROJECT SERIES
              A (OTHER REVENUE, FIRST SECURITY BANK LOC)                             5.75            05/01/2028         1,354,188
   1,190,000  GENESEE COUNTY NY IDA UNITED MEMORIAL MEDICAL CENTER PROJECT
              (HFFA REVENUE)                                                         4.75            12/01/2014         1,130,631
   1,450,000  NEW YORK STATE DORMITORY AUTHORITY INSURED MANHATTAN COLLEGE
              SERIES B (COLLEGE & UNIVERSITY REVENUE, RADIAN INSURED)                5.30            07/01/2037         1,461,629
     400,000  NEW YORK STATE DORMITORY AUTHORITY NEW YORK UNIVERSITY HOSPITAL
              CENTER SERIES B (HOSPITAL REVENUE)                                     5.63            07/01/2037           387,260
   1,125,000  SENECA NATION INDIANS NY CAPITAL IMPROVEMENTS AUTHORITY SERIES A
              (OTHER REVENUE)++                                                      5.25            12/01/2016         1,139,333
   2,700,000  TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B1C (EXCISE
              TAX REVENUE)                                                           5.50            06/01/2019         2,889,972

                                                                                                                        8,990,829
                                                                                                                    -------------
NORTH CAROLINA: 0.50%
   1,280,000  MOOREVILLE TOWN NC (LEASE REVENUE)                                     5.00            09/01/2032         1,288,691
                                                                                                                    -------------
NORTH DAKOTA: 0.58%
      45,000  NORTH DAKOTA STATE HOME MORTGAGE FINANCING PROGRAM SERIES C
              (HOUSING REVENUE)                                                      5.95            07/01/2017            45,994
      25,000  NORTH DAKOTA STATE HOME MORTGAGE FINANCING PROGRAM SERIES C
              (HOUSING REVENUE)                                                      6.10            07/01/2028            25,589
   1,410,000  NORTH DAKOTA STATE HOUSING FINANCE AGENCY (HOUSING REVENUE)            4.70            07/01/2031         1,418,629

                                                                                                                        1,490,212
                                                                                                                    -------------
OHIO: 1.56%
     550,000  DEERFIELD TOWNSHIP OH (TAX ALLOCATION REVENUE)                         5.00            12/01/2025           532,895
     250,000  JOHNSTOWN OH MORTGAGE (SEWER REVENUE)                                  6.00            12/01/2017           252,863
   1,800,000  OHIO ENTERPRISE BOND SERIES2-A (ECONOMIC DEVELOPMENT REVENUE)          5.50            12/01/2019         1,789,038
   1,500,000  TOLEDO-LUCAS COUNTY OH PORT AUTHORITY TOWN SQUARE AT LEVIS
              COMMONS (OTHER REVENUE)                                                5.40            11/01/2036         1,436,535

                                                                                                                        4,011,331
                                                                                                                    -------------

48 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
OKLAHOMA: 1.24%
$    500,000  CHICKASAW NATION OK HEALTH SYSTEMS (HEALTHCARE FACILITIES
              REVENUE)++                                                             6.00%           12/01/2025     $     502,755
   1,500,000  CHICKASAW NATION OK HEALTH SYSTEMS (HEALTHCARE FACILITIES
              REVENUE)++                                                             6.25            12/01/2032         1,504,605
   1,079,891  COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT #4 GERONIMO
              (EDUCATIONAL FACILITIES REVENUE)                                       6.25            08/15/2014         1,184,252

                                                                                                                        3,191,612
                                                                                                                    -------------
OREGON: 1.67%
   1,285,000  JACKSON COUNTY OR SERIES B (AIRPORT REVENUE)                           5.13            12/01/2023         1,303,041
   1,405,000  OREGON STATE HEALTH HOUSING ECFA ASPEN FOUNDATION II SERIES A
              (HCFR)(I)                                                              6.13            04/15/2029           957,732
     535,000  OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES M
              (HOUSING REVENUE)                                                      6.20            07/01/2028           542,854
   1,495,000  OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES N
              (HOUSING REVENUE)                                                      3.90            07/01/2029         1,494,821

                                                                                                                        4,298,448
                                                                                                                    -------------
PENNSYLVANIA: 0.78%
   1,250,000  HARRISBURG PA HARRISBURG UNIVERSITY OF SCIENCE SERIES A
              (COLLEGE & UNIVERSITY REVENUE)                                         5.40            09/01/2016         1,261,088
     750,000  PHILADELPHIA PA FIRST PHILADELPHIA CHARTER SERIES A (OTHER
              REVENUE)                                                               5.85            08/15/2037           736,688

                                                                                                                        1,997,776
                                                                                                                    -------------
PUERTO RICO: 0.92%
     210,000  CHILDREN'S TRUST TOBACCO SETTLEMENT ASSET-BACKED PREREFUNDED
              (EXCISE TAX REVENUE)SS.                                                5.75            07/01/2010           218,509
     300,000  CHILDREN'S TRUST TOBACCO SETTLEMENT ASSET-BACKED PREREFUNDED
              (OTHER REVENUE)SS.                                                     6.00            07/01/2010           320,475
       5,000  PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY (SEWER
              REVENUE)                                                              10.25            07/01/2009             5,263
   1,600,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
              SERIES M (LEASE REVENUE, US GOVERNMENT GUARANTEED)                     6.25            07/01/2031         1,814,592

                                                                                                                        2,358,839
                                                                                                                    -------------
SOUTH CAROLINA: 4.05%
   7,800,000  CONNECTOR 2000 ASSOCIATION INCORPORATED SC CAPITAL
              APPRECIATION SERIES B (TOLL ROAD REVENUE)^                             7.70            01/01/2034         1,093,872
   1,850,000  CONNECTOR 2000 ASSOCIATION INCORPORATED SC CAPITAL
              APPRECIATION SERIES B (TOLL ROAD REVENUE)^                             7.45            01/01/2038           206,146
   1,780,000  GREENVILLE COUNTY SC SCHOOL DISTRICT BUILDING EQUITY SOONER
              (OTHER REVENUE, ASSURED GUARANTY)                                      4.63            12/01/2020         1,844,863
     700,000  GREENVILLE COUNTY SC SCHOOL DISTRICT INSTALLMENT PURCHASE
              BUILDING EQUITY SOONER (OTHER REVENUE)                                 5.50            12/01/2016           784,203
   1,000,000  LEE COUNTY SC SCHOOL FACILITIES INCORPORATED SERIES 2006
              (LEASE REVENUE, RADIAN INSURED)                                        6.00            12/01/2031         1,054,980
     750,000  SCAGO EDUCATIONAL FACILITIES CORPORATION FOR SCHOOL PROJECT
              (LEASE REVENUE, GUARANTEE AGREEMENT)                                   5.00            12/01/2015           816,465
   1,835,000  THREE RIVERS SC SOLID WASTE AUTHORITY CAPITAL APPRECIATION
              LANDFILL GAS PROJECT (SOLID WASTE REVENUE)^                            5.48            10/01/2030           536,389
   1,835,000  THREE RIVERS SC SOLID WASTE AUTHORITY CAPITAL APPRECIATION
              LANDFILL GAS PROJECT (SOLID WASTE REVENUE)^                            5.47            10/01/2031           509,341
   3,500,000  TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SC SERIES B
              (OTHER REVENUE)                                                        6.00            05/15/2022         3,569,090

                                                                                                                       10,415,349
                                                                                                                    -------------
SOUTH DAKOTA: 0.71%
   1,440,000  LOWER BRULE SIOUX TRIBE SD SERIES B                                    5.60            05/01/2020         1,355,486
     480,000  SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY SERIES B (HOUSING
              REVENUE)                                                               4.75            05/01/2025           481,286

                                                                                                                        1,836,772
                                                                                                                    -------------
TENNESSEE: 0.89%
     750,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
              BOARD METHODIST PREREFUNDED (HCFR)SS.                                  6.50            09/01/2021           854,715
   1,250,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
              BOARD METHODIST REFUNDED (HCFR)                                        6.50            09/01/2021         1,424,525

                                                                                                                        2,279,240
                                                                                                                    -------------

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 49


NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
TEXAS: 4.70%
$  3,000,000  ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A
              (SALES TAX REVENUE, MBIA INSURED)                                      5.00%           08/15/2034     $   3,124,140
   2,110,000  BEXAR COUNTY TX REVENUE PROJECT (OTHER REVENUE, MBIA INSURED)          5.75            08/15/2022         2,211,343
     325,000  CARROLL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
              REVENUE, PERMANENT SCHOOL FUND GUARANTEED)                             6.75            08/15/2020           409,923
      30,000  GALVESTON TX PROPERTY FINANCE AUTHORITY SERIES A (HOUSING
              REVENUE)                                                               8.50            09/01/2011            29,311
   1,400,000  GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)          5.50            10/01/2019         1,385,566
     310,000  LONGVIEW TX WATER & SEWER (WATER & SEWER REVENUE, MBIA
              INSURED)                                                               5.25            03/01/2022           331,530
     315,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL
              HEALTH SYSTEMS OF EAST TEXAS (HFFA REVENUE)                            5.00            02/15/2008           315,627
     340,000  PARMER COUNTY HOSPITAL DISTRICT (HCFR)                                 5.50            02/15/2027           341,343
     160,000  TEXARKANA TX HEALTH FACILITIES DEVELOPMENT CORPORATION
              WADLEY REGIONAL MEDICAL CENTER SERIES B (HCFR, MBIA INSURED)           6.00            10/01/2017           185,797
   2,365,000  TEXAS HOUSING AUTHORITY STUDENT SERIES B (COLLEGE &
              UNIVERSITY REVENUE)++^^                                                6.75            01/01/2033           521,814
   1,250,000  TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION SERIES
              C (OTHER REVENUE)SS.+/-                                                4.79            12/15/2026         1,127,813
     435,000  TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION KIPP
              INCORPORATED EDUCATION SERIES A (PRIVATE SCHOOL REVENUE, ACA
              INSURED)                                                               4.65            02/15/2019           400,561
     520,000  TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION UPLIFT
              EDUCATION SERIES A (OTHER REVENUE)                                     5.75            12/01/2027           516,318
     330,000  TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION UPLIFT
              EDUCATION SERIES A (OTHER REVENUE)                                     5.88            12/01/2036           327,033
     925,000  TEXAS STATE PFA COSMOS FOUNDATION SERIES A (OTHER REVENUE)             5.00            02/15/2018           873,616

                                                                                                                       12,101,735
                                                                                                                    -------------
UTAH: 1.44%
   2,500,000  UTAH STATE BUILDING OWNERSHIP AUTHORITY STATE FACILITIES
              SERIES B (LEASE REVENUE)                                               5.25            05/15/2024         2,632,025
     250,000  UTAH STATE BUILDING OWNERSHIP AUTHORITY STATE FACILITIES
              SERIES C (LEASE REVENUE, FIRST SECURITY BANK LOC)                      5.50            05/15/2019           280,198
     800,000  WEST VALLEY CITY UT MONTICELLO ACADEMY (EDUCATIONAL
              FACILITIES REVENUE)                                                    6.38            06/01/2037           803,696

                                                                                                                        3,715,919
                                                                                                                    -------------
VIRGINIA: 0.09%
     250,000  WHITE OAK VILLAGE VA SHOPS COMMUNITY DEVELOPMENT AUTHORITY
              (SPECIAL TAX REVENUE)                                                  5.30            03/01/2017           243,613
                                                                                                                    -------------
WASHINGTON: 5.24%
     500,000  CLARK COUNTY WA SCHOOL DISTRICT #98 PREREFUNDED (PROPERTY
              TAX REVENUE, MBIA INSURED)SS.                                          6.15            12/01/2015           541,910
     750,000  KING COUNTY WA HOUSING AUTHORITY EGIS HOUSING PROGRAM
              (HOUSING REVENUE, FIRST SECURITY BANK LOC)                             5.00            12/01/2018           770,955
     500,000  SEATTLE WA SERIES B PREREFUNDED (WATER REVENUE, FGIC
              INSURED)SS.                                                            6.00            07/01/2029           526,545
     590,000  TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
              ASSET-BACKED                                                           5.50            06/01/2012           613,612
   4,210,000  TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
              ASSET-BACKED                                                           6.50            06/01/2026         4,347,036
   1,360,000  WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY SERIES B
              (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)                          5.00            02/15/2027         1,372,335
   1,220,000  WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY SERIES C
              (HEALTH FACILITIES FINANCING AUTHORITY REVENUE, RADIAN INSURED)        5.38            08/15/2028         1,236,848
   1,600,000  WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY SERIES C
              (HEALTH FACILITIES FINANCING AUTHORITY REVENUE, RADIAN INSURED)        5.50            08/15/2036         1,626,192
   2,500,000  WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY VA MASON
              MEDICAL SERIES A (HEALTH FACILITIES FINANCING AUTHORITY REVENUE)       6.13            08/15/2037         2,441,400

                                                                                                                       13,476,833
                                                                                                                    -------------
WEST VIRGINIA: 0.34%
     500,000  BERKLEY COUNTY WV PUBLIC SEWER BERKLEY COUNTY REFERENDUM
              (SEWER REVENUE)                                                        5.00            10/01/2022           487,235
     400,000  OHIO COUNTY WV COMMISSION SEWAGE SYSTEM FORT HENRY CENTRE
              FINANCING DISTRICT SERIES A (TAX INCREMENTAL REVENUE)                  5.85            06/01/2034           384,404

                                                                                                                          871,639
                                                                                                                    -------------

50 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
WISCONSIN: 2.04%
$  3,235,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED        6.00%           06/01/2017     $   3,286,081
   2,035,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES D
              (HOUSING REVENUE, GO OF AUTHORITY)                                     5.05            11/01/2035         1,969,867

                                                                                                                        5,255,948
                                                                                                                    -------------
WYOMING: 1.18%
   3,000,000  EVANSVILLE WY POLYPIPE INCORPORATED PROJECT (IDR, JPMORGAN CHASE
              BANK LOC)                                                              4.65            12/01/2016         3,025,620
                                                                                                                    -------------
TOTAL MUNICIPAL BONDS & NOTES (COST $243,154,180)                                                                     245,197,801
                                                                                                                    -------------

      SHARES
SHORT-TERM INVESTMENTS: 3.26%

MUTUAL FUNDS: 3.26%
   8,372,754  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++                                            8,372,754
                                                                                                                    -------------
TOTAL SHORT-TERM INVESTMENTS (COST $8,372,754)                                                                          8,372,754
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $251,526,934)*                                                98.58%                                          $ 253,570,555

OTHER ASSETS AND LIABILITIES, NET                                    1.42                                               3,657,350
                                                                   ------                                           -------------

TOTAL NET ASSETS                                                   100.00%                                          $ 257,227,905
                                                                   ------                                           -------------

--------------------------------------------------------------------------------
ss. These securities are subject to a demand feature which reduces the effective maturity.

^     Zero coupon bond. Interest rate presented is yield to maturity.

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

#     Security pledged as collateral for futures transactions. (See Note 2)

(i)   Illiquid security.

^^ This security is currently in default with regard to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $8,372,754.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 51


NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 74.06%

NEBRASKA: 48.05%

$  1,000,000  BLAIR NE BOND ANTICIPATION NOTES SERIES B (WATER REVENUE)              4.65%           06/15/2012     $   1,011,770
     500,000  CASS COUNTY NE SANITARY & IMPROVEMENT DISTRICT #5 (PROPERTY TAX
              REVENUE)                                                               5.00            11/15/2027           502,785
     365,000  DAVID CITY NE HENNIGSEN FOODS INCORPORATED PROJECT (IDR, BANK
              OF TOKYO MITSUBISHI)                                                   5.40            09/15/2010           365,770
   1,000,000  GRAND ISLAND NE (ELECTRIC REVENUE, MBIA INSURED)                       5.13            08/15/2016         1,059,000
     240,000  LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYANLGH MEDICAL
              CENTER PROJECT (HOSPITAL REVENUE)                                      5.00            06/01/2021           247,236
   1,750,000  LANCASTER COUNTY NE SCHOOL DISTRICT #1 LINCOLN PUBLIC SCHOOLS
              (PROPERTY TAX REVENUE)                                                 5.25            01/15/2022         1,854,108
   1,250,000  LINCOLN NE SERIES A (PARKING FACILITIES REVENUE)                       5.38            08/15/2014         1,291,200
     250,000  NEBRASKA EDUCATIONAL FINANCE AUTHORITY CREIGHTON UNIVERSITY
              PROJECT SERIES C (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)
              SS.+/-                                                                 3.77            07/01/2035           250,000
   1,250,000  NEBRASKA EDUCATIONAL TELECOMMUNICATIONS COMMISSION DTV PROJECT
              (LEASE REVENUE)                                                        6.00            02/01/2010         1,293,225
     135,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (HOUSING REVENUE,
              GNMA INSURED)                                                          5.65            03/01/2028           135,705
      75,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (OTHER REVENUE)         6.30            09/01/2020            75,893
     495,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (SFHR)                  5.50            03/01/2036           522,235
     345,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E (HOUSING REVENUE,
              GNMA INSURED)                                                          5.90            09/01/2024           351,051
     710,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E (HOUSING REVENUE,
              GNMA INSURED)                                                          5.95            09/01/2031           719,869
     500,000  NEBRASKA PUBLIC POWER DISTRICT SERIES A (POWER REVENUE, FGIC
              INSURED)                                                               5.00            01/01/2031           512,925
     500,000  OMAHA CONVENTION HOTEL CORPORATION CONVENTION CENTER FIRST TIER
              (STATE AGENCY HOUSING REVENUE)                                         5.00            02/01/2035           505,435
   1,000,000  OMAHA NE (TAX REVENUE)                                                 5.00            10/15/2022         1,053,510
   1,000,000  OMAHA NE DOWNTOWN NORTHEAST REDEVELOPMENT PROJECT (SPECIAL TAX
              REVENUE)                                                               6.00            11/01/2014         1,044,110
     865,000  OMAHA NE RIVERFRONT REDEVELOPMENT PROJECT SERIES A (SALES TAX
              REVENUE)                                                               5.50            02/01/2017           937,772
   1,000,000  OMAHA PUBLIC POWER DISTRICT SERIES A (ELECTRIC REVENUE)                5.00            02/01/2039         1,027,140

                                                                                                                       14,760,739
                                                                                                                    -------------
PUERTO RICO: 25.23%
     500,000  COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT (OTHER REVENUE,
              FIRST SECURITY BANK LOC)                                               5.25            07/01/2020           552,190
   1,345,000  MUNICIPAL SECURITIES TRUST CERTIFICATES SERIES 2000-107 CLASS A
              (ELECTRIC REVENUE, FIRST SECURITY BANK LOC)SS.+/-                      3.50            05/19/2009         1,345,000
      25,000  PUERTO RICO ELECTRIC POWER AUTHORITY PUTTERS SERIES 1830
              (ELECTRIC PLANT REVENUE, FIRST SECURITY BANK LOC)SS.+/-                3.52            01/01/2015            25,000
   1,500,000  PUERTO RICO HOUSING FINANCIAL CORPORATION SERIES F8J
              (HOUSING REVENUE, FHA INSURED)SS.+/-                                   3.52            06/01/2021         1,500,000
   1,000,000  PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES C (SPECIAL
              TAX REVENUE, AMBAC INSURED)                                            5.50            07/01/2025         1,102,290
   3,225,000  PUERTO RICO SALES TAX FINANCING CORPORATION MUNICIPAL
              SECURITIES TRUST CERTIFICATES
              SERIES SGC 4 CLASS A (OTHER REVENUE, SOCIETE GENERALE LOC)SS.+/-       3.77            08/01/2049         3,225,000

                                                                                                                        7,749,480
                                                                                                                    -------------
VIRGIN ISLANDS: 0.78%
     250,000  VIRGIN ISLANDS WATER & POWER AUTHORITY SERIES A (WATER REVENUE)        5.00            07/01/2031           238,376
                                                                                                                    -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $22,435,652)                                                                       22,748,595
                                                                                                                    -------------

52 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
SHORT-TERM INVESTMENTS: 25.08%
   7,705,903  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++         3.24            01/02/2008     $   7,705,903
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,705,903)                                                                          7,705,903
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $30,141,555)*                                                 99.14%                                          $  30,454,498

OTHER ASSETS AND LIABILITIES, NET                                    0.86                                                 263,254
                                                                   ------                                           -------------

TOTAL NET ASSETS                                                   100.00%                                          $  30,717,752
                                                                   ------                                           -------------

--------------------------------------------------------------------------------
ss. These securities are subject to a demand feature which reduces the effective maturity.

+/-   Variable rate investments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $7,705,903.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

54 Wells Fargo Advantage Municipal Income Funds

             Statements of Assets and Liabilities--December 31, 2007 (Unaudited)


                                                                                                   California
                                                                                                  Limited-Term     California
                                                                                                 Tax-Free Fund   Tax-Free Fund
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value .........................................................   $  70,543,539   $ 475,272,247
      Investments in affiliates ..............................................................       1,506,203       3,231,619
                                                                                                 ------------------------------
   Total investments at market value (see cost below) ........................................      72,049,742     478,503,866
                                                                                                 ------------------------------
   Cash ......................................................................................          50,000          50,000
   Receivable for Fund shares issued .........................................................          91,222       1,480,142
   Receivable for investments sold ...........................................................          85,215               0
   Receivables for dividends and interest ....................................................         995,022       6,216,542
                                                                                                 ------------------------------
Total assets .................................................................................      73,271,201     486,250,550
                                                                                                 ------------------------------

LIABILITIES
   Payable for floating rate notes issued (Note 2) ...........................................               0               0
   Payable for daily variation margin on futures contracts ...................................          16,250          68,750
   Payable for Fund shares redeemed ..........................................................               0       1,141,969
   Payable for investments purchased .........................................................       1,510,545               0
   Dividends payable .........................................................................         214,672       1,720,147
   Payable to investment advisor and affiliates (Note 3) .....................................          28,277         250,911
   Payable for interest rate swaps/spread locks ..............................................               0               0
   Accrued expenses and other liabilities ....................................................          34,885         158,766
                                                                                                 ------------------------------
Total liabilities ............................................................................       1,804,629       3,340,543
                                                                                                 ------------------------------
TOTAL NET ASSETS .............................................................................   $  71,466,572   $ 482,910,007
                                                                                                 ------------------------------

NET ASSETS CONSIST OF
   Paid-in capital ...........................................................................   $  71,521,415   $ 464,832,840
   Undistributed net investment income (loss) ................................................         133,916          60,589
   Undistributed net realized gain (loss) on investments .....................................        (255,750)     (1,189,996)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and
     translation of assets and liabilities denominated in foreign currencies .................         101,755      19,259,483
   Net unrealized appreciation (depreciation) of futures .....................................         (34,764)        (52,909)
   Net unrealized appreciation (depreciation) of options, swap agreements, and short sales ...               0               0
                                                                                                 ------------------------------
TOTAL NET ASSETS .............................................................................   $  71,466,572   $ 482,910,007
                                                                                                 ------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A ......................................................................   $  39,859,897   $ 364,239,112
   Shares outstanding - Class A ..............................................................       3,832,004      33,246,478
   Net asset value per share - Class A .......................................................          $10.40          $10.96
   Maximum offering price per share - Class A ................................................         $10.722         $11.483
   Net assets - Class B ......................................................................              NA   $  35,991,941
   Shares outstanding - Class B ..............................................................              NA       3,219,930
   Net asset value and offering price per share - Class B ....................................              NA          $11.18
   Net assets - Class C ......................................................................   $   4,691,860   $  29,132,970
   Shares outstanding - Class C ..............................................................         451,146       2,607,536
   Net asset value and offering price per share - Class C ....................................          $10.40          $11.17
   Net assets - Class Z ......................................................................              NA              NA
   Shares outstanding - Class Z ..............................................................              NA              NA
   Net asset value and offering price per share - Class Z ....................................              NA              NA
   Net assets - Administrator Class ..........................................................   $  26,914,815   $  53,545,984
   Shares outstanding - Administrator Class ..................................................       2,628,042       4,878,395
   Net asset value and offering price per share - Administrator Class ........................   $       10.24   $       10.98
                                                                                                 ------------------------------

Investments at cost ..........................................................................   $  71,947,987   $ 459,244,383
                                                                                                 ------------------------------

--------------------------------------------------------------------------------
1     Each Fund has an unlimited number of authorized shares.

2 Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.

3 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--December 31, 2007 (Unaudited)

                                Wells Fargo Advantage Municipal Income Funds  55


                                                                                            National
                                                              Colorado      Minnesota     Limited-Term     National       Nebraska
                                                           Tax-Free Fund  Tax-Free Fund  Tax-Free Fund  Tax-Free Fund  Tax-Free Fund
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value ....................  $  91,448,314  $ 155,040,926  $  82,147,819  $ 245,197,801  $  22,748,595
      Investments in affiliates .........................      3,975,973        535,775        305,392      8,372,754      7,705,903
                                                           -------------------------------------------------------------------------
   Total investments at market value (see cost below) ...     95,424,287    155,576,701     82,453,211    253,570,555     30,454,498
                                                           -------------------------------------------------------------------------
   Cash .................................................         50,000         50,000         50,000         50,000         50,000
   Receivable for Fund shares issued ....................            609        686,464            430      1,938,331              0
   Receivable for investments sold ......................              0        387,845              0              0              0
   Receivables for dividends and interest ...............        855,714      2,396,797      1,017,750      2,848,923        358,638
                                                           -------------------------------------------------------------------------
Total assets                                                  96,330,610    159,097,807     83,521,391    258,407,809     30,863,136
                                                           -------------------------------------------------------------------------

LIABILITIES
   Payable for floating rate notes issued
     (Note 2) ...........................................      1,340,000              0              0              0              0
   Payable for daily variation margin on
     futures contracts ..................................              0              0              0         17,188              0
   Payable for Fund shares redeemed .....................          6,162         55,156              0            502              0
   Payable for investments purchased ....................              0      1,174,704              0              0              0
   Dividends payable ....................................        317,670        581,733        280,357        953,885         98,619
   Payable to investment advisor and affiliates
     (Note 3) ...........................................         38,124         52,882         15,027        100,171         10,210
   Payable for interest rate swaps/spread locks .........              0              0          6,572         44,105              0
   Accrued expenses and other liabilities ...............         44,604         52,090         13,297         64,053         36,555
                                                           -------------------------------------------------------------------------
Total liabilities .......................................      1,746,560      1,916,565        315,253      1,179,904        145,384
                                                           -------------------------------------------------------------------------
TOTAL NET ASSETS ........................................  $  94,584,050  $ 157,181,242  $  83,206,138  $ 257,227,905  $  30,717,752
                                                           -------------------------------------------------------------------------

NET ASSETS CONSIST OF
   Paid-in capital ......................................  $  91,949,964  $ 150,773,825  $  84,537,760  $ 258,665,598  $  29,693,234
   Undistributed net investment income (loss) ...........        193,693        508,558        (43,790)       844,765         20,105
   Undistributed net realized gain (loss) on
     investments ........................................         90,772         58,982     (1,194,854)    (4,247,551)       691,470
   Net unrealized appreciation (depreciation) of
     investments, foreign denominated currencies and
     translation of assets and liabilities in foreign
     currencies .........................................      2,349,621      5,839,877        (86,406)     2,043,621        312,943
   Net unrealized appreciation (depreciation) of
     futures ............................................              0              0              0        (34,423)             0
   Net unrealized appreciation (depreciation) of options,
     swap agreements,  and short sales ..................              0              0         (6,572)       (44,105)             0
                                                           -------------------------------------------------------------------------
TOTAL NET ASSETS ........................................  $  94,584,050  $ 157,181,242  $  83,206,138  $ 257,227,905  $  30,717,752
                                                           -------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
  PER SHARE 1
   Net assets - Class A .................................  $  49,965,421  $  40,343,440  $   3,981,304  $  93,030,229             NA
   Shares outstanding - Class A .........................      4,725,709      3,763,098        373,495      9,044,236             NA
   Net asset value per share - Class A ..................         $10.57         $10.72         $10.66         $10.29             NA
   Maximum offering price per share - Class A ...........        $11.073        $11.233        $10.992        $10.773             NA
   Net assets - Class B .................................  $   4,905,943  $   5,382,406  $     208,324  $  10,735,501             NA
   Shares outstanding - Class B .........................        463,332        502,093         19,562      1,043,523             NA
   Net asset value and offering price per share -
     Class B ............................................  $       10.59         $10.72         $10.65         $10.29             NA
   Net assets - Class C .................................             NA  $   1,289,302  $     605,883  $   6,816,273             NA
   Shares outstanding - Class C .........................             NA        120,280         56,942        662,843             NA
   Net asset value and offering price per share -
     Class C ............................................             NA         $10.72         $10.64         $10.28             NA
   Net assets - Class Z .................................             NA  $   3,759,987             NA             NA             NA
   Shares outstanding - Class Z .........................             NA        350,715             NA             NA             NA
   Net asset value and offering price per share -
     Class Z ............................................             NA         $10.72             NA             NA             NA
   Net assets - Administrator Class .....................  $  39,712,686  $ 106,406,107  $  78,410,627  $ 146,645,902  $  30,717,752
   Shares outstanding - Administrator Class .............      3,755,421      9,927,708      7,358,275     14,254,848      3,172,991
   Net asset value and offering price per share -
     Administrator Class ................................  $       10.57  $       10.72  $       10.66  $       10.29  $        9.68
                                                           -------------------------------------------------------------------------

Investments at cost                                        $  93,074,666  $ 149,736,824  $  82,539,617  $ 251,526,934  $  30,141,555
                                                           -------------------------------------------------------------------------

56 Wells Fargo Advantage Municipal Income Funds

Statements of Operations--For the Six Months Ended December 31, 2007 (Unaudited)


                                                                               California
                                                                              Limited-Term         California
                                                                              Tax-Free Fund       Tax-Free Fund
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends .............................................................   $             0   $            9,446
   Interest ..............................................................         1,549,696           12,559,908
   Income from affiliated securities .....................................            28,424               72,910
                                                                             -------------------------------------
Total investment income ..................................................         1,578,120           12,642,264
                                                                             -------------------------------------
EXPENSES
   Advisory fees .........................................................           141,236              971,440
   Administration fees
      Fund Level .........................................................            17,655              121,430
      Class A ............................................................            56,384              511,430
      Class B ............................................................                NA               55,110
      Class C ............................................................             6,764               41,107
      Class Z ............................................................                NA                   NA
      Administrator Class ................................................            12,756               25,843
   Custody fees ..........................................................             7,062               48,572
   Shareholder servicing fees ............................................            87,879              606,488
   Accounting fees .......................................................            11,808               21,506
   Distribution fees
      Class B ............................................................                NA              147,616
      Class C ............................................................            18,117              110,108
   Interest expenses and fees ............................................                 0                    0
   Professional fees .....................................................            10,406               13,220
   Registration fees .....................................................             2,218                7,086
   Shareholder reports ...................................................             4,208               26,185
   Trustees' fees ........................................................             4,478                4,478
   Other fees and expenses ...............................................             1,880                7,122
                                                                             -------------------------------------
Total expenses ...........................................................           382,851            2,718,741
                                                                             -------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ..........................           (96,496)            (582,158)
   Net expenses ..........................................................           286,355            2,136,583
                                                                             -------------------------------------
Net investment income (loss) .............................................         1,291,765           10,505,681
                                                                             -------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .......           (20,870)            (649,870)
   Futures transactions ..................................................            34,660             (153,509)
   Options, swap agreements and short sale transactions ..................                 0                    0
                                                                             -------------------------------------
Net realized gain and loss from investments ..............................            13,790             (803,379)
                                                                             -------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .......           314,481             (359,220)
   Futures transactions ..................................................           (34,726)             (84,670)
   Options, swap agreements and short sale transactions ..................                 0                    0
                                                                             -------------------------------------
Net change in unrealized appreciation (depreciation) of investments ......           279,755             (443,890)
                                                                             -------------------------------------
Net realized and unrealized gain (loss) on investments ...................           293,545           (1,247,269)
                                                                             -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........   $     1,585,310   $        9,258,412
                                                                             =====================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Six Months Ended December 31, 2007 (Unaudited)

                                Wells Fargo Advantage Municipal Income Funds  57


                                                                        National
                                                        Colorado        Minnesota      Limited-Term     National        Nebraska
                                                      Tax-Free Fund   Tax-Free Fund   Tax-Free Fund   Tax-Free Fund   Tax-Free Fund
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME .................................  $            0   $           0   $           0   $           0   $           0
   Dividends ......................................       2,344,170       4,097,700       1,938,448       6,493,523         809,529
   Interest .......................................          39,704          35,915          21,701         179,903          30,723
                                                     -------------------------------------------------------------------------------
   Income from affiliated securities
Total investment income ...........................       2,383,874       4,133,615       1,960,149       6,673,426         840,252
                                                     -------------------------------------------------------------------------------
EXPENSES
   Advisory fees ..................................         186,461         324,162         173,369         520,718          71,603
   Administration fees
      Fund Level ..................................          23,308          40,520          21,671          65,090          26,851
      Class A .....................................          70,325          54,765           5,109         127,339              NA
      Class B .....................................           7,731           8,204             323          17,024              NA
      Class C .....................................              NA           1,920             873           9,557              NA
      Class Z .....................................              NA           7,796              NA              NA              NA
      Administrator Class .........................          18,738          56,062          41,091          75,208              NA
   Custody fees ...................................           9,323          16,208           8,668          26,036           3,580
   Shareholder servicing fees .....................         115,700         202,602         108,064         325,450          44,752
   Accounting fees                                           12,363          20,293          21,473          16,845          10,568
   Distribution fees
      Class B .....................................          20,708          21,975             865          45,599              NA
      Class C .....................................              NA           5,144           2,337          25,599              NA
   Interest expenses and fees .....................          28,958               0               0               0               0
   Professional fees ..............................          10,937          13,624          10,914          13,955          10,673
   Registration fees ..............................           2,879          11,541          13,967          21,621              30
   Shareholder reports ............................           6,000           8,592           3,357          16,525           4,164
   Trustees' fees .................................           4,478           4,478           4,478           4,478           4,478
   Other fees and expenses                                    1,157           2,209           1,520           4,184             517
                                                     -------------------------------------------------------------------------------
Total expenses ....................................         519,066         800,095         418,079       1,315,228         177,216
                                                     -------------------------------------------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ...        (120,016)       (226,087)       (149,587)       (325,233)        (42,960)
   Net expenses ...................................         399,050         574,008         268,492         989,995         134,256
                                                     -------------------------------------------------------------------------------
Net investment income (loss) ......................       1,984,824       3,559,607       1,691,657       5,683,431         705,996
                                                     -------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign
      currency translation ........................         (21,477)        184,660         136,461         534,812         623,834
   Futures transactions ...........................          98,236         436,353          51,530         207,392         182,411
   Options, swap agreements and short sale
     transactions .................................               0         118,712         (24,536)       (159,650)         26,381
                                                     -------------------------------------------------------------------------------
Net realized gain and loss from investments .......          76,759         739,725         163,455         582,554         832,626
                                                     -------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION) OF
   Securities, foreign currencies and
     foreign currency translation .................         (67,545)         64,226         343,126        (670,535)       (347,069)
   Futures transactions ...........................          70,829          75,187          18,796         (34,423)        (14,168)
   Options, swap agreements and short sale
     transactions .................................               0               0          (6,572)        (44,105)              0
                                                     -------------------------------------------------------------------------------
Net change in unrealized appreciation
(depreciation) of investments .....................           3,284         139,413         355,350        (749,063)       (361,237)
                                                     -------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments .......................................          80,043         879,138         518,805        (166,509)        471,389
                                                     -------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS .........................  $    2,064,867   $   4,438,745   $   2,210,462   $   5,516,922   $   1,177,385
                                                     ===============================================================================

58 Wells Fargo Advantage Municipal Income Funds

                                             Statements of Changes in Net Assets


                                                                                               CALIFORNIA LIMITED-TERM TAX-FREE FUND
                                                                                               -------------------------------------
                                                                                                       For the
                                                                                                  Six Months Ended        For the
                                                                                                  December 31, 2007     Year Ended
                                                                                                      (Unaudited)      June 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................................   $   70,745,990      $  67,004,795

OPERATIONS
   Net investment income (loss) ...............................................................        1,291,765          2,447,609
   Net realized gain (loss) on investments ....................................................           13,790            (22,753)
   Net change in unrealized appreciation (depreciation) of investments ........................          279,755             61,285
                                                                                                  ----------------------------------
Net increase (decrease) in net assets resulting from operations ...............................        1,585,310          2,486,141
                                                                                                  ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .................................................................................         (727,158)        (1,430,991)
      Class B .................................................................................               NA                 NA
      Class C .................................................................................          (69,143)          (159,354)
      Class Z .................................................................................               NA                 NA
      Administrator Class .....................................................................         (493,829)          (846,739)
   Net realized gain on sales of investments
      Class A .................................................................................                0                 NA
      Class B .................................................................................               NA                 NA
      Class C .................................................................................                0                 NA
      Class Z .................................................................................               NA                 NA
      Administrator Class .....................................................................                0                 NA
                                                                                                  ----------------------------------
Total distributions to shareholders ...........................................................       (1,290,130)        (2,437,084)
                                                                                                  ----------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ........................................................        1,202,430         10,486,453
   Reinvestment of distributions - Class A ....................................................          474,780          1,107,490
   Cost of shares redeemed - Class A ..........................................................       (3,122,886)        (9,926,732)
                                                                                                  ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class A ...       (1,445,676)         1,667,211
                                                                                                  ----------------------------------
   Proceeds from shares sold - Class B ........................................................               NA                 NA
   Reinvestment of distributions - Class B ....................................................               NA                 NA
   Cost of shares redeemed - Class B ..........................................................               NA                 NA
                                                                                                  ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class B ...               NA                 NA
                                                                                                  ----------------------------------
   Proceeds from shares sold - Class C ........................................................           37,266            192,926
   Reinvestment of distributions - Class C ....................................................           46,996            118,737
   Cost of shares redeemed - Class C ..........................................................         (419,020)        (2,224,408)
                                                                                                  ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class C ...         (334,758)        (1,912,745)
                                                                                                  ----------------------------------
   Proceeds from shares sold - Class Z ........................................................               NA                 NA
   Reinvestment of distributions - Class Z ....................................................               NA                 NA
   Cost of shares redeemed - Class Z ..........................................................               NA                 NA
                                                                                                  ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class Z ...               NA                 NA
                                                                                                  ----------------------------------
   Proceeds from shares sold - Administrator Class ............................................        8,514,990         12,268,014
   Reinvestment of distributions - Administrator Class ........................................          118,895            233,014
   Cost of shares redeemed - Administrator Class ..............................................       (6,428,049)        (8,563,356)
                                                                                                  ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
      transaction - Administrator Class .......................................................        2,205,836          3,937,672
                                                                                                  ----------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ........          425,402          3,692,138
                                                                                                  ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................................          720,582          3,741,195
                                                                                                  ==================================
ENDING NET ASSETS .............................................................................   $   71,466,572      $  70,745,990
                                                                                                  ==================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                 Wells Fargo Advantage Municipal Income Funds 59


                                                                                                       CALIFORNIA TAX-FREE FUND
                                                                                                  ----------------------------------
                                                                                                       For the
                                                                                                  Six Months Ended       For the
                                                                                                  December 31, 2007     Year Ended
                                                                                                      (Unaudited)     June 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................................   $  488,523,151      $ 480,150,096

OPERATIONS
   Net investment income (loss) ...............................................................       10,505,681         20,428,745
   Net realized gain (loss) on investments ....................................................         (803,379)         2,476,069
   Net change in unrealized appreciation (depreciation) of investments ........................         (443,890)          (509,156)
                                                                                                  ----------------------------------
Net increase (decrease) in net assets resulting from operations ...............................        9,258,412         22,395,658
                                                                                                  ----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .................................................................................       (8,048,573)       (15,465,282)
      Class B .................................................................................         (719,856)        (1,757,868)
      Class C .................................................................................         (537,039)        (1,041,143)
      Class Z .................................................................................               NA                 NA
      Administrator Class .....................................................................       (1,200,212)        (2,163,667)
   Net realized gain on sales of investments
      Class A .................................................................................       (1,122,341)        (1,046,418)
      Class B .................................................................................         (111,125)          (151,160)
      Class C .................................................................................          (89,727)           (85,865)
      Class Z .................................................................................               NA                 NA
      Administrator Class .....................................................................         (164,580)          (134,808)
                                                                                                  ----------------------------------
Total distributions to shareholders ...........................................................      (11,993,453)       (21,846,211)
                                                                                                  ----------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ........................................................       27,632,461         53,442,456
   Reinvestment of distributions - Class A ....................................................        5,238,037         10,702,973
   Cost of shares redeemed - Class A ..........................................................      (31,956,526)       (48,940,101)
                                                                                                  ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class A ...          913,972         15,205,328
                                                                                                  ----------------------------------
   Proceeds from shares sold - Class B ........................................................          541,078          1,276,772
   Reinvestment of distributions - Class B ....................................................          514,831          1,316,213
   Cost of shares redeemed - Class B ..........................................................       (7,699,465)       (14,332,021)
                                                                                                  ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class B ...       (6,643,556)       (11,739,036)
                                                                                                  ----------------------------------
   Proceeds from shares sold - Class C ........................................................        1,461,716          5,344,484
   Reinvestment of distributions - Class C ....................................................          374,964            777,301
   Cost of shares redeemed - Class C ..........................................................       (2,267,050)        (5,579,964)
                                                                                                  ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class C ...         (430,370)           541,821
                                                                                                  ----------------------------------
   Proceeds from shares sold - Class Z ........................................................               NA                 NA
   Reinvestment of distributions - Class Z ....................................................               NA                 NA
   Cost of shares redeemed - Class Z ..........................................................               NA                 NA
                                                                                                  ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class Z ...               NA                 NA
                                                                                                  ----------------------------------
   Proceeds from shares sold - Administrator Class ............................................       12,686,566         21,187,667
   Reinvestment of distributions - Administrator Class ........................................          228,786            416,110
   Cost of shares redeemed - Administrator Class ..............................................       (9,633,501)       (17,788,282)
                                                                                                  ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
      transaction - Administrator Class .......................................................        3,281,851          3,815,495
                                                                                                  ----------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ........       (2,878,103)         7,823,608
                                                                                                  ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................................       (5,613,144)         8,373,055
                                                                                                  ==================================
ENDING NET ASSETS .............................................................................   $  482,910,007      $ 488,523,151
                                                                                                  ==================================

                                                                                                        COLORADO TAX-FREE FUND
                                                                                                  ----------------------------------
                                                                                                      For the
                                                                                                  Six Months Ended       For the
                                                                                                  December 31, 2007     Year Ended
                                                                                                     (Unaudited)      June 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................................   $   91,329,704      $  83,519,066

OPERATIONS
   Net investment income (loss) ...............................................................        1,984,824          3,753,471
   Net realized gain (loss) on investments ....................................................           76,759            265,904
   Net change in unrealized appreciation (depreciation) of investments ........................            3,284           (318,246)
                                                                                                  ----------------------------------
Net increase (decrease) in net assets resulting from operations ...............................        2,064,867          3,701,129
                                                                                                  ----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .................................................................................       (1,045,902)        (1,963,739)
      Class B .................................................................................          (94,417)          (247,267)
      Class C .................................................................................               NA                 NA
      Class Z .................................................................................               NA                 NA
      Administrator Class .....................................................................         (823,871)        (1,514,353)
   Net realized gain on sales of investments
      Class A .................................................................................          (26,749)                 0
      Class B .................................................................................           (2,626)                 0
      Class C .................................................................................               NA                 NA
      Class Z .................................................................................               NA                 NA
      Administrator Class .....................................................................         (20,939)                  0
                                                                                                  ----------------------------------
Total distributions to shareholders ...........................................................       (2,014,504)        (3,725,359)
                                                                                                  ----------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ........................................................        4,607,374         15,087,648
   Reinvestment of distributions - Class A ....................................................          550,739          1,188,372
   Cost of shares redeemed - Class A ..........................................................       (5,069,885)        (9,923,848)
                                                                                                  ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class A ...           88,228          6,352,172
                                                                                                  ----------------------------------
   Proceeds from shares sold - Class B ........................................................           17,245             69,954
   Reinvestment of distributions - Class B ....................................................           52,928            164,483
   Cost of shares redeemed - Class B ..........................................................       (1,223,934)        (1,870,661)
                                                                                                  ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class B ...       (1,153,761)        (1,636,224)
                                                                                                  ----------------------------------
   Proceeds from shares sold - Class C ........................................................               NA                 NA
   Reinvestment of distributions - Class C ....................................................               NA                 NA
   Cost of shares redeemed - Class C ..........................................................               NA                 NA
                                                                                                  ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class C ...               NA                 NA
                                                                                                  ----------------------------------
   Proceeds from shares sold - Class Z ........................................................               NA                 NA
   Reinvestment of distributions - Class Z ....................................................               NA                 NA
   Cost of shares redeemed - Class Z ..........................................................               NA                 NA
                                                                                                  ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class Z ...               NA                 NA
                                                                                                  ----------------------------------
   Proceeds from shares sold - Administrator Class ............................................        8,513,621          9,907,317
   Reinvestment of distributions - Administrator Class ........................................           54,675            125,664
   Cost of shares redeemed - Administrator Class ..............................................       (4,298,780)        (6,914,061)
                                                                                                  ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
      transaction - Administrator Class .......................................................        4,269,516          3,118,920
                                                                                                  ----------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ........        3,203,983          7,834,868
                                                                                                  ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................................        3,254,346          7,810,638
                                                                                                  ==================================
ENDING NET ASSETS .............................................................................   $   94,584,050      $  91,329,704
                                                                                                  ==================================

                                                                                                        MINNESOTA TAX-FREE FUND
                                                                                                  ----------------------------------
                                                                                                       For the
                                                                                                  Six Months Ended       For the
                                                                                                  December 31, 2007     Year Ended
                                                                                                     (Unaudited)      June 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................................   $  163,872,387      $ 160,447,308

OPERATIONS
   Net investment income (loss) ...............................................................        3,559,607          7,152,404
   Net realized gain (loss) on investments ....................................................          739,725            472,449
   Net change in unrealized appreciation (depreciation) of investments ........................          139,413           (758,622)
                                                                                                  ----------------------------------
Net increase (decrease) in net assets resulting from operations ...............................        4,438,745          6,866,231
                                                                                                  ----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .................................................................................         (830,616)        (1,626,585)
      Class B .................................................................................         (102,652)          (266,233)
      Class C .................................................................................          (23,944)           (29,894)
      Class Z .................................................................................          (78,555)          (162,017)
      Administrator Class .....................................................................       (2,520,057)        (5,056,413)
   Net realized gain on sales of investments
      Class A .................................................................................         (130,128)          (104,817)
      Class B .................................................................................          (17,560)           (21,599)
      Class C .................................................................................           (4,240)            (2,203)
      Class Z .................................................................................          (12,155)           (10,332)
      Administrator Class .....................................................................         (355,212)          (309,015)
                                                                                                  ----------------------------------
Total distributions to shareholders ...........................................................       (4,075,119)        (7,589,108)
                                                                                                  ----------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ........................................................        4,132,990          4,999,230
   Reinvestment of distributions - Class A ....................................................          613,313          1,300,665
   Cost of shares redeemed - Class A ..........................................................       (2,376,269)        (6,384,428)
                                                                                                  ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class A ...        2,370,034            (84,533)
                                                                                                  ----------------------------------
   Proceeds from shares sold - Class B ........................................................           36,032            229,594
   Reinvestment of distributions - Class B ....................................................           71,970            195,254
   Cost of shares redeemed - Class B ..........................................................         (941,726)        (3,020,008)
                                                                                                  ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class B ...         (833,724)        (2,595,160)
                                                                                                  ----------------------------------
   Proceeds from shares sold - Class C ........................................................          306,004            693,194
   Reinvestment of distributions - Class C ....................................................           21,705             27,976
   Cost of shares redeemed - Class C ..........................................................         (287,406)          (100,003)
                                                                                                  ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class C ...           40,303            621,167
                                                                                                  ----------------------------------
   Proceeds from shares sold - Class Z ........................................................          707,569            956,596
   Reinvestment of distributions - Class Z ....................................................           68,707            142,878
   Cost of shares redeemed - Class Z ..........................................................         (420,535)        (1,437,003)
                                                                                                  ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class Z ...          355,741           (337,529)
                                                                                                  ----------------------------------
   Proceeds from shares sold - Administrator Class ............................................        5,655,965         26,359,069
   Reinvestment of distributions - Administrator Class ........................................          641,224          1,111,565
   Cost of shares redeemed - Administrator Class ..............................................      (15,284,314)       (20,926,623)
                                                                                                  ----------------------------------
   Net increase (decrease) in net assets resulting from capital share
      transaction - Administrator Class .......................................................       (8,987,125)         6,544,011
                                                                                                  ----------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ........       (7,054,771)         4,147,956
                                                                                                  ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................................       (6,691,145)         3,425,079
                                                                                                  ==================================
ENDING NET ASSETS .............................................................................   $  157,181,242      $ 163,872,387
                                                                                                  ==================================

60  Wells Fargo Advantage Municipal Income Funds

                                             Statements of Changes in Net Assets


                                                                                           CALIFORNIA LIMITED-TERM TAX-FREE FUND
                                                                                          ---------------------------------------
                                                                                                For the
                                                                                           Six Months Ended          For the
                                                                                           December 31, 2007        Year Ended
                                                                                              (Unaudited)         June 30, 2007
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .............................................................                115,593          1,003,336
   Shares issued in reinvestment of distributions - Class A ..........................                 45,663            106,064
   Shares redeemed - Class A .........................................................               (300,679)          (949,826)
                                                                                          ---------------------------------------
   Net increase (decrease) in shares outstanding - Class A ...........................               (139,423)           159,574
                                                                                          ---------------------------------------
   Shares sold - Class B .............................................................                     NA                 NA
   Shares issued in reinvestment of distributions - Class B ..........................                     NA                 NA
   Shares redeemed - Class B .........................................................                     NA                 NA
                                                                                          ---------------------------------------
   Net increase (decrease) in shares outstanding - Class B ...........................                     NA                 NA
                                                                                          ---------------------------------------
   Shares sold - Class C .............................................................                  3,594             18,471
   Shares issued in reinvestment of distributions - Class C ..........................                  4,522             11,372
   Shares redeemed - Class C .........................................................                (40,351)          (213,057)
                                                                                          ---------------------------------------
   Net increase (decrease) in shares outstanding - Class C ...........................                (32,235)          (183,214)
                                                                                          ---------------------------------------
   Shares sold - Class Z .............................................................                     NA                 NA
   Shares issued in reinvestment of distributions - Class Z ..........................                     NA                 NA
   Shares redeemed - Class Z .........................................................                     NA                 NA
                                                                                          ---------------------------------------
   Net increase (decrease) in shares outstanding - Class Z ...........................                     NA                 NA
                                                                                          ---------------------------------------
   Shares sold - Administrator Class .................................................                831,911          1,190,886
   Shares issued in reinvestment of distributions - Administrator Class ..............                 11,618             22,681
   Shares redeemed - Administrator Class .............................................               (627,429)          (832,043)
                                                                                          ---------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ...............                216,100            381,524
                                                                                          ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ......................................................................                 44,442            357,884
                                                                                          =======================================

Ending balance of undistributed net investment income (loss) .........................    $           133,916    $       132,281
                                                                                          ---------------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                 Wells Fargo Advantage Municipal Income Funds 61


                                                                                                 CALIFORNIA TAX-FREE FUND
                                                                                          ---------------------------------------
                                                                                                For the
                                                                                           Six Months Ended          For the
                                                                                           December 31, 2007        Year Ended
                                                                                              (Unaudited)         June 30, 2007
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .............................................................              2,509,621          4,769,916
   Shares issued in reinvestment of distributions - Class A ..........................                476,063            953,337
   Shares redeemed - Class A .........................................................             (2,905,176)        (4,364,540)
                                                                                          ---------------------------------------
   Net increase (decrease) in shares outstanding - Class A ...........................                 80,508          1,358,713
                                                                                          ---------------------------------------
   Shares sold - Class B .............................................................                 48,084            111,590
   Shares issued in reinvestment of distributions - Class B ..........................                 45,868            114,934
   Shares redeemed - Class B .........................................................               (685,208)        (1,251,769)
                                                                                          ---------------------------------------
   Net increase (decrease) in shares outstanding - Class B ...........................               (591,256)        (1,025,245)
                                                                                          ---------------------------------------
   Shares sold - Class C .............................................................                130,183            467,829
   Shares issued in reinvestment of distributions - Class C ..........................                 33,416             67,889
   Shares redeemed - Class C .........................................................               (202,349)          (488,705)
                                                                                          ---------------------------------------
   Net increase (decrease) in shares outstanding - Class C ...........................                (38,750)            47,013
                                                                                          ---------------------------------------
   Shares sold - Class Z .............................................................                     NA                 NA
   Shares issued in reinvestment of distributions - Class Z ..........................                     NA                 NA
   Shares redeemed - Class Z .........................................................                     NA                 NA
                                                                                          ---------------------------------------
   Net increase (decrease) in shares outstanding - Class Z ...........................                     NA                 NA
                                                                                          ---------------------------------------
   Shares sold - Administrator Class .................................................              1,153,659          1,890,287
   Shares issued in reinvestment of distributions - Administrator Class ..............                 20,762             36,992
   Shares redeemed - Administrator Class .............................................               (876,359)        (1,581,291)
                                                                                          ---------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ...............                298,062            345,988
                                                                                          ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ......................................................................               (251,436)           726,469
                                                                                          =======================================

Ending balance of undistributed net investment income (loss) .........................    $            60,589    $        60,588
                                                                                          ---------------------------------------

                                                                                                  COLORADO TAX-FREE FUND
                                                                                          ---------------------------------------
                                                                                                For the
                                                                                           Six Months Ended          For the
                                                                                           December 31, 2007       Year Ended
                                                                                              (Unaudited)         June 30, 2007
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .............................................................                437,185          1,403,188
   Shares issued in reinvestment of distributions - Class A ..........................                 52,062            110,811
   Shares redeemed - Class A .........................................................               (479,161)          (923,892)
                                                                                          ---------------------------------------
   Net increase (decrease) in shares outstanding - Class A ...........................                 10,086            590,107
                                                                                          ---------------------------------------
   Shares sold - Class B .............................................................                  1,635              6,584
   Shares issued in reinvestment of distributions - Class B ..........................                  4,996             15,306
   Shares redeemed - Class B .........................................................               (115,733)          (174,360)
                                                                                          ---------------------------------------
   Net increase (decrease) in shares outstanding - Class B ...........................               (109,102)          (152,470)
                                                                                          ---------------------------------------
   Shares sold - Class C .............................................................                     NA                 NA
   Shares issued in reinvestment of distributions - Class C ..........................                     NA                 NA
   Shares redeemed - Class C .........................................................                     NA                 NA
                                                                                          ---------------------------------------
   Net increase (decrease) in shares outstanding - Class C ...........................                     NA                 NA
                                                                                          ---------------------------------------
   Shares sold - Class Z .............................................................                     NA                 NA
   Shares issued in reinvestment of distributions - Class Z ..........................                     NA                 NA
   Shares redeemed - Class Z .........................................................                     NA                 NA
                                                                                          ---------------------------------------
   Net increase (decrease) in shares outstanding - Class Z ...........................                     NA                 NA
                                                                                          ---------------------------------------
   Shares sold - Administrator Class .................................................                802,695            923,653
   Shares issued in reinvestment of distributions - Administrator Class ..............                  5,168             11,710
   Shares redeemed - Administrator Class .............................................               (406,582)          (643,435)
                                                                                          ---------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ...............                401,281            291,928
                                                                                          ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ......................................................................                302,265            729,565
                                                                                          =======================================

Ending balance of undistributed net investment income (loss) .........................    $           193,693    $       173,059
                                                                                          ---------------------------------------

                                                                                                  MINNESOTA TAX-FREE FUND
                                                                                          --------------------------------------
                                                                                               For the
                                                                                           Six Months Ended          For the
                                                                                           December 31, 2007        Year Ended
                                                                                              (Unaudited)         June 30, 2007
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .............................................................                384,283            459,203
   Shares issued in reinvestment of distributions - Class A ..........................                 57,128            119,501
   Shares redeemed - Class A .........................................................               (221,597)          (588,339)
                                                                                          ---------------------------------------
   Net increase (decrease) in shares outstanding - Class A ...........................                219,814             (9,635)
                                                                                          ---------------------------------------
   Shares sold - Class B .............................................................                  3,349             21,121
   Shares issued in reinvestment of distributions - Class B ..........................                  6,706             17,931
   Shares redeemed - Class B .........................................................                (87,719)          (277,854)
                                                                                          ---------------------------------------
   Net increase (decrease) in shares outstanding - Class B ...........................                (77,664)          (238,802)
                                                                                          ---------------------------------------
   Shares sold - Class C .............................................................                 28,650             63,807
   Shares issued in reinvestment of distributions - Class C ..........................                  2,022              2,574
   Shares redeemed - Class C .........................................................                (26,777)            (9,192)
                                                                                          ---------------------------------------
   Net increase (decrease) in shares outstanding - Class C ...........................                  3,895             57,189
                                                                                          ---------------------------------------
   Shares sold - Class Z .............................................................                 65,885             88,091
   Shares issued in reinvestment of distributions - Class Z ..........................                  6,399             13,129
   Shares redeemed - Class Z .........................................................                (39,157)          (132,292)
                                                                                          ---------------------------------------
   Net increase (decrease) in shares outstanding - Class Z ...........................                 33,127            (31,072)
                                                                                          ---------------------------------------
   Shares sold - Administrator Class .................................................                527,184          2,423,744
   Shares issued in reinvestment of distributions - Administrator Class ..............                 59,781            102,185
   Shares redeemed - Administrator Class .............................................             (1,426,723)        (1,926,743)
                                                                                          ---------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ...............               (839,758)           599,186
                                                                                          ---------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ......................................................................               (660,586)           376,866
                                                                                          =======================================

Ending balance of undistributed net investment income (loss) .........................    $           508,558    $       504,775
                                                                                          ---------------------------------------

62 Wells Fargo Advantage Municipal Income Funds

                                             Statements of Changes in Net Assets


                                                            NATIONAL LIMITED-TERM TAX-FREE FUND
                                                            ------------------------------------
                                                                 For the
                                                             Six Months Ended        For the
                                                            December 31, 2007       Year Ended
                                                               (Unaudited)        June 30, 2007
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .................................   $      84,664,018     $ 100,205,582

OPERATIONS
   Net investment income (loss) .........................           1,691,657         3,446,945
   Net realized gain (loss) on investments ..............             163,455          (167,714)
   Net change in unrealized appreciation (depreciation)
     of investments .....................................             355,350            72,984
                                                            ------------------------------------
Net increase (decrease) in net assets resulting from
  operations ............................................           2,210,462         3,352,215
                                                            ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ...........................................             (67,609)          (93,091)
      Class B ...........................................              (3,393)          (11,495)
      Class C ...........................................              (9,200)          (19,214)
      Administrator Class ...............................          (1,615,011)       (3,318,106)
Net realized gain on sales of investments
   Administrator Class ..................................                   0                 0
                                                            ------------------------------------
Total distributions to shareholders .....................          (1,695,213)       (3,441,906)
                                                            ------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..................           1,258,466         2,261,351
   Reinvestment of distributions - Class A ..............              47,632            80,958
   Cost of shares redeemed - Class A ....................          (1,181,028)         (703,078)
                                                            ------------------------------------
   Net increase (decrease) in net assets resulting from
     capital share transaction - Class A ................             125,070         1,639,231
                                                            ------------------------------------
   Proceeds from shares sold - Class B ..................                   0           124,769
   Reinvestment of distributions - Class B ..............               2,327             9,295
   Cost of shares redeemed - Class B ....................             (67,026)         (238,815)
                                                            ------------------------------------
   Net increase (decrease) in net assets resulting from
     capital share transaction - Class B ................             (64,699)         (104,751)
                                                            ------------------------------------
   Proceeds from shares sold - Class C ..................                  95            40,095
   Reinvestment of distributions - Class C ..............               7,621            19,206
   Cost of shares redeemed - Class C ....................             (42,936)         (278,099)
                                                            ------------------------------------
   Net increase (decrease) in net assets resulting from
     capital share transaction - Class C ................             (35,220)         (218,798)
                                                            ------------------------------------
   Proceeds from shares sold - Administrator Class ......          10,010,004        23,703,701
   Reinvestment of distributions - Administrator Class ..             168,607           428,674
   Cost of shares redeemed - Administrator Class ........         (12,176,891)      (40,899,930)
                                                            ------------------------------------
   Net increase (decrease) in net assets resulting from
     capital share transaction - Administrator Class ....          (1,998,280)      (16,767,555)
                                                            ------------------------------------
Net increase (decrease) in net assets resulting from
  capital share transaction - Total .....................          (1,973,129)      (15,451,873)
                                                            ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...................          (1,457,880)      (15,541,564)
                                                            ====================================
ENDING NET ASSETS .......................................   $      83,206,138     $  84,664,018
                                                            ====================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                 Wells Fargo Advantage Municipal Income Funds 63


                                                                  NATIONAL TAX-FREE FUND              NEBRASKA TAX-FREE FUND
                                                            ---------------------------------   ----------------------------------
                                                                 For the                            For the
                                                             Six Months Ended      For the      Six Months Ended       For the
                                                            December 31, 2007     Year Ended    December 31, 2007    Year Ended
                                                               (Unaudited)      June 30, 2007      (Unaudited)      June 30, 2007
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .................................   $     262,057,307   $ 276,949,333   $      36,910,241   $  36,905,395

OPERATIONS
   Net investment income (loss) .........................           5,683,431      11,246,096             705,996       1,474,862
   Net realized gain (loss) on investments ..............             582,554       2,566,101             832,626          94,798
   Net change in unrealized appreciation
     (depreciation) of investments ......................            (749,063)     (1,069,976)           (361,237)       (222,346)
                                                            ----------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations ............................................           5,516,922      12,742,221           1,177,385       1,347,314
                                                            ----------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ...........................................          (1,950,591)     (3,739,885)                 NA              NA
      Class B ...........................................            (214,802)       (549,862)                 NA              NA
      Class C ...........................................            (120,893)       (229,396)                 NA              NA
      Administrator Class ...............................          (3,409,157)     (6,702,906)           (704,886)     (1,473,475)
Net realized gain on sales of investments
   Administrator Class ..................................                   0               0            (137,606)        (84,848)
                                                            ----------------------------------------------------------------------
Total distributions to shareholders .....................          (5,695,443)    (11,222,049)           (842,492)     (1,558,323)
                                                            ----------------------------------------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..................           7,871,994       8,255,007                  NA              NA
   Reinvestment of distributions - Class A ..............           1,008,608       2,306,366                  NA              NA
   Cost of shares redeemed - Class A ....................          (5,450,506)    (17,311,533)                 NA              NA
                                                            ----------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from capital share transaction - Class A ...........           3,430,096      (6,750,160)                 NA              NA
                                                            ----------------------------------------------------------------------
   Proceeds from shares sold - Class B ..................              65,828         514,947                  NA              NA
   Reinvestment of distributions - Class B ..............             102,733         313,459                  NA              NA
   Cost of shares redeemed - Class B ....................          (2,950,794)     (6,843,437)                 NA              NA
                                                            ----------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from capital share transaction - Class B ...........          (2,782,233)     (6,015,031)                 NA              NA
                                                            ----------------------------------------------------------------------
   Proceeds from shares sold - Class C ..................             820,302         244,873                  NA              NA
   Reinvestment of distributions - Class C ..............              55,620         129,163                  NA              NA
   Cost of shares redeemed - Class C ....................            (772,241)       (859,420)                 NA              NA
                                                            ----------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from capital share transaction - Class C ...........             103,681        (485,384)                 NA              NA
                                                            ----------------------------------------------------------------------
   Proceeds from shares sold - Administrator Class ......          14,189,536      31,095,119           1,575,621       4,286,577
   Reinvestment of distributions - Administrator Class ..             326,773         834,990              48,450          60,710
   Cost of shares redeemed - Administrator Class ........         (19,918,734)    (35,091,732)         (8,151,453)     (4,131,432)
                                                            ----------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     capital share transaction - Administrator Class ....          (5,402,425)     (3,161,623)         (6,527,382)        215,855
                                                            ----------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  capital share transaction - Total .....................          (4,650,881)    (16,412,198)         (6,527,382)        215,855
                                                            ----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...................          (4,829,402)    (14,892,026)         (6,192,489)          4,846
                                                            ======================================================================
ENDING NET ASSETS .......................................   $     257,227,905   $ 262,057,307   $      30,717,752   $  36,910,241
                                                            ======================================================================

64 Wells Fargo Advantage Municipal Income Funds

                                             Statements of Changes in Net Assets


                                                                                                NATIONAL LIMITED-TERM TAX-FREE FUND
                                                                                                -----------------------------------
                                                                                                     For the
                                                                                                 Six Months Ended        For the
                                                                                                December 31, 2007       Year Ended
                                                                                                   (Unaudited)        June 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ....................................................................          118,471             211,810
   Shares issued in reinvestment of distributions - Class A .................................            4,475               7,590
   Shares redeemed - Class A ................................................................         (111,494)            (65,829)
                                                                                                  ---------------------------------
   Net increase (decrease) in shares outstanding - Class A ..................................           11,452             153,571
                                                                                                  ---------------------------------
   Shares sold - Class B ....................................................................                0              11,690
   Shares issued in reinvestment of distributions - Class B .................................              219                 872
   Shares redeemed - Class B ................................................................           (6,318)            (22,432)
                                                                                                  ---------------------------------
   Net increase (decrease) in shares outstanding - Class B ..................................           (6,099)             (9,870)
                                                                                                  ---------------------------------
   Shares sold - Class C ....................................................................                9               3,758
   Shares issued in reinvestment of distributions - Class C .................................              718               1,803
   Shares redeemed - Class C ................................................................           (4,053)            (26,076)
                                                                                                  ---------------------------------
   Net increase (decrease) in shares outstanding - Class C ..................................           (3,326)            (20,515)
                                                                                                  ---------------------------------
   Shares sold - Administrator Class ........................................................          941,485           2,221,247
   Shares issued in reinvestment of distributions - Administrator Class .....................           15,848              40,182
   Shares redeemed - Administrator Class ....................................................       (1,144,619)         (3,837,744)
                                                                                                  ---------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ......................         (187,286)         (1,576,315)
                                                                                                  ---------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....         (185,259)         (1,453,129)
                                                                                                  =================================

Ending balance of undistributed net investment income (loss) ................................     $    (43,790)       $    (40,234)
                                                                                                  ---------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                 Wells Fargo Advantage Municipal Income Funds 65


                                                                       NATIONAL TAX-FREE FUND            NEBRASKA TAX-FREE FUND
                                                                  --------------------------------  -------------------------------
                                                                       For the                           For the
                                                                   Six Months Ended     For the      Six Months Ended     For the
                                                                  December 31, 2007   Year Ended    December 31, 2007    Year Ended
                                                                     (Unaudited)     June 30, 2007     (Unaudited)     June 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .......................................         764,777          790,452              NA               NA
   Shares issued in reinvestment of distributions - Class A ....          97,881          220,988              NA               NA
   Shares redeemed - Class A ...................................        (530,066)      (1,660,021)             NA               NA
                                                                    ----------------------------------------------------------------
   Net increase (decrease) in shares outstanding - Class A .....         332,592         (648,581)             NA               NA
                                                                    ----------------------------------------------------------------
   Shares sold - Class B .......................................           6,453           49,491              NA               NA
   Shares issued in reinvestment of distributions - Class B ....           9,971           30,018              NA               NA
   Shares redeemed - Class B ...................................        (286,595)        (656,287)             NA               NA
                                                                    ----------------------------------------------------------------
   Net increase (decrease) in shares outstanding - Class B .....        (270,171)        (576,778)             NA               NA
                                                                    ----------------------------------------------------------------
   Shares sold - Class C .......................................          79,920           23,480              NA               NA
   Shares issued in reinvestment of distributions - Class C ....           5,401           12,379              NA               NA
   Shares redeemed - Class C ...................................         (75,010)         (82,464)             NA               NA
                                                                    ----------------------------------------------------------------
   Net increase (decrease) in shares outstanding - Class C .....          10,311          (46,605)             NA               NA
                                                                    ----------------------------------------------------------------
   Shares sold - Administrator Class ...........................       1,379,274        2,978,686         163,476          440,066
   Shares issued in reinvestment of distributions -
     Administrator Class .......................................          31,713           79,972           5,013            6,236
   Shares redeemed - Administrator Class .......................      (1,934,682)      (3,363,332)       (842,817)        (425,237)
                                                                    ----------------------------------------------------------------
   Net increase (decrease) in shares outstanding -
     Administrator Class .......................................        (523,695)        (304,674)       (674,328)          21,065
                                                                    ----------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ..................................        (450,963)      (1,576,638)       (674,328)          21,065
                                                                    ================================================================

Ending balance of undistributed net investment income (loss) ...    $    844,765      $   856,777      $   20,105       $   18,995
                                                                    ----------------------------------------------------------------

66  Wells Fargo Advantage Municipal Income Funds            Financial Highlights


                                                            Beginning                    Net Realized    Distributions
                                                            Net Asset        Net        and Unrealized     from Net
                                                            Value Per     Investment      Gain (Loss)     Investment
                                                              Share     Income (Loss)   on Investments      Income
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------
Class A
July 1, 2007 to December 31, 2007 (Unaudited) ...........     $10.36         0.19            0.04               (0.19)
July 1, 2006 to June 30, 2007 ...........................     $10.34         0.36            0.02               (0.36)
July 1, 2005 to June 30, 2006 ...........................     $10.60         0.30           (0.24)              (0.29)
July 1, 2004 to June 30, 2005 ...........................     $10.46         0.28            0.15               (0.27)
July 1, 2003 to June 30, 2004 ...........................     $10.74         0.23           (0.22)              (0.23)
July 1, 2002 to June 30, 2003 ...........................     $10.50         0.25            0.24               (0.25)

Class C
July 1, 2007 to December 31, 2007 (Unaudited) ...........     $10.36         0.15            0.04               (0.15)
July 1, 2006 to June 30, 2007 ...........................     $10.34         0.30            0.01               (0.29)
July 1, 2005 to June 30, 2006 ...........................     $10.59         0.22           (0.23)              (0.21)
July 1, 2004 to June 30, 2005 ...........................     $10.46         0.20            0.14               (0.19)
July 1, 2003 to June 30, 2004 ...........................     $10.74         0.15           (0.22)              (0.15)
August 30, 2002 3 to June 30, 2003 ......................     $10.63         0.13            0.11               (0.13)

Administrator Class
July 1, 2007 to December 31, 2007 (Unaudited) ...........     $10.20         0.19            0.05               (0.20)
July 1, 2006 to June 30, 2007 ...........................     $10.18         0.38            0.02               (0.38)
July 1, 2005 to June 30, 2006 ...........................     $10.43         0.32           (0.23)              (0.31)
July 1, 2004 to June 30, 2005 ...........................     $10.29         0.31            0.15               (0.30)
July 1, 2003 to June 30, 2004 ...........................     $10.57         0.26           (0.22)              (0.26)
July 1, 2002 to June 30, 2003 ...........................     $10.34         0.27            0.23               (0.27)

CALIFORNIA TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------
Class A
July 1, 2007 to December 31, 2007 (Unaudited) ...........     $11.02         0.24           (0.03)              (0.24)
July 1, 2006 to June 30, 2007 ...........................     $11.00         0.48            0.05               (0.48)
July 1, 2005 to June 30, 2006 ...........................     $11.51         0.48           (0.40)              (0.48)
July 1, 2004 to June 30, 2005 ...........................     $11.01         0.49            0.56               (0.49)
July 1, 2003 to June 30, 2004 ...........................     $11.57         0.50           (0.46)              (0.50)
July 1, 2002 to June 30, 2003 ...........................     $11.29         0.51            0.33               (0.53)

Class B
July 1, 2007 to December 31, 2007 (Unaudited) ...........     $11.24         0.21           (0.03)              (0.21)
July 1, 2006 to June 30, 2007 ...........................     $11.22         0.41            0.05               (0.41)
July 1, 2005 to June 30, 2006 ...........................     $11.74         0.41           (0.41)              (0.41)
July 1, 2004 to June 30, 2005 ...........................     $11.22         0.40            0.58               (0.40)
July 1, 2003 to June 30, 2004 ...........................     $11.79         0.41           (0.46)              (0.41)
July 1, 2002 to June 30, 2003 ...........................     $11.51         0.42            0.33               (0.44)

Class C
July 1, 2007 to December 31, 2007 (Unaudited) ...........     $11.24         0.21           (0.04)              (0.21)
July 1, 2006 to June 30, 2007 ...........................     $11.22         0.41            0.05               (0.41)
July 1, 2005 to June 30, 2006 ...........................     $11.74         0.41           (0.41)              (0.41)
July 1, 2004 to June 30, 2005 ...........................     $11.22         0.40            0.58               (0.40)
July 1, 2003 to June 30, 2004 ...........................     $11.79         0.41           (0.46)              (0.41)
July 1, 2002 to June 30, 2003 ...........................     $11.51         0.43            0.32               (0.44)

Administrator Class
July 1, 2007 to December 31, 2007 (Unaudited) ...........     $11.04         0.26           (0.03)              (0.26)
July 1, 2006 to June 30, 2007 ...........................     $11.03         0.51            0.04               (0.51)
July 1, 2005 to June 30, 2006 ...........................     $11.54         0.51           (0.40)              (0.51)
July 1, 2004 to June 30, 2005 ...........................     $11.03         0.52            0.57               (0.52)
July 1, 2003 to June 30, 2004 ...........................     $11.59         0.53           (0.46)              (0.53)
July 1, 2002 to June 30, 2003 ...........................     $11.32         0.53            0.32               (0.55)
----------------------------------------------------------------------------------------------------------------------

1 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements
      (Note 3).

2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

3     Commencement of operations.

4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights            Wells Fargo Advantage Municipal Income Funds  67


                                                                           Ending       Ratio to Average Net Assets (Annualized) 1
                                                         Distributions   Net Asset   -----------------------------------------------
                                                           from Net      Value Per   Net Investment    Gross     Expenses      Net
                                                        Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A
July 1, 2007 to December 31, 2007 (Unaudited) ........       0.00          $10.40         3.61%         1.10%     (0.25)%     0.85%
July 1, 2006 to June 30, 2007 ........................       0.00          $10.36         3.50%         1.09%     (0.24)%     0.85%
July 1, 2005 to June 30, 2006 ........................      (0.03)         $10.34         2.85%         1.09%     (0.24)%     0.85%
July 1, 2004 to June 30, 2005 ........................      (0.02)         $10.60         2.63%         1.08%     (0.23)%     0.85%
July 1, 2003 to June 30, 2004 ........................      (0.06)         $10.46         2.13%         1.05%     (0.20)%     0.85%
July 1, 2002 to June 30, 2003 ........................       0.00          $10.74         2.35%         0.99%     (0.18)%     0.81%

Class C
July 1, 2007 to December 31, 2007 (Unaudited) ........       0.00          $10.40         2.86%         1.83%     (0.23)%     1.60%
July 1, 2006 to June 30, 2007 ........................       0.00          $10.36         2.75%         1.84%     (0.24)%     1.60%
July 1, 2005 to June 30, 2006 ........................      (0.03)         $10.34         2.09%         1.85%     (0.25)%     1.60%
July 1, 2004 to June 30, 2005 ........................      (0.02)         $10.59         1.88%         1.83%     (0.23)%     1.60%
July 1, 2003 to June 30, 2004 ........................      (0.06)         $10.46         1.41%         1.80%     (0.20)%     1.60%
August 30, 2002 3 to June 30, 2003 ...................       0.00          $10.74         1.39%         1.79%     (0.19)%     1.60%

Administrator Class
July 1, 2007 to December 31, 2007 (Unaudited) ........       0.00          $10.24         3.87%         0.92%     (0.32)%     0.60%
July 1, 2006 to June 30, 2007 ........................       0.00          $10.20         3.74%         0.91%     (0.31)%     0.60%
July 1, 2005 to June 30, 2006 ........................      (0.03)         $10.18         3.11%         0.91%     (0.31)%     0.60%
July 1, 2004 to June 30, 2005 ........................      (0.02)         $10.43         2.93%         0.79%     (0.19)%     0.60%
July 1, 2003 to June 30, 2004 ........................      (0.06)         $10.29         2.40%         0.73%     (0.13)%     0.60%
July 1, 2002 to June 30, 2003 ........................       0.00          $10.57         2.49%         0.72%     (0.12)%     0.60%

CALIFORNIA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A
July 1, 2007 to December 31, 2007 (Unaudited) ........      (0.03)         $10.96         4.39%         1.03%     (0.23)%     0.80%
July 1, 2006 to June 30, 2007 ........................      (0.03)         $11.02         4.31%         1.03%     (0.23)%     0.80%
July 1, 2005 to June 30, 2006 ........................      (0.11)         $11.00         4.32%         1.04%     (0.24)%     0.80%
July 1, 2004 to June 30, 2005 ........................      (0.06)         $11.51         4.36%         1.05%     (0.25)%     0.80%
July 1, 2003 to June 30, 2004 ........................      (0.10)         $11.01         4.46%         1.03%     (0.23)%     0.80%
July 1, 2002 to June 30, 2003 ........................      (0.03)         $11.57         4.60%         0.95%     (0.16)%     0.79%

Class B
July 1, 2007 to December 31, 2007 (Unaudited) ........      (0.03)         $11.18         3.64%         1.78%     (0.24)%     1.54%
July 1, 2006 to June 30, 2007 ........................      (0.03)         $11.24         3.57%         1.78%     (0.23)%     1.55%
July 1, 2005 to June 30, 2006 ........................      (0.11)         $11.22         3.56%         1.79%     (0.24)%     1.55%
July 1, 2004 to June 30, 2005 ........................      (0.06)         $11.74         3.52%         1.79%     (0.24)%     1.55%
July 1, 2003 to June 30, 2004 ........................      (0.11)         $11.22         3.60%         1.77%     (0.22)%     1.55%
July 1, 2002 to June 30, 2003 ........................      (0.03)         $11.79         3.81%         1.71%     (0.17)%     1.54%

Class C
July 1, 2007 to December 31, 2007 (Unaudited) ........      (0.03)         $11.17         3.65%         1.77%     (0.22)%     1.55%
July 1, 2006 to June 30, 2007 ........................      (0.03)         $11.24         3.56%         1.78%     (0.23)%     1.55%
July 1, 2005 to June 30, 2006 ........................      (0.11)         $11.22         3.56%         1.79%     (0.24)%     1.55%
July 1, 2004 to June 30, 2005 ........................      (0.06)         $11.74         3.52%         1.79%     (0.24)%     1.55%
July 1, 2003 to June 30, 2004 ........................      (0.11)         $11.22         3.60%         1.77%     (0.22)%     1.55%
July 1, 2002 to June 30, 2003 ........................      (0.03)         $11.79         3.80%         1.68%     (0.14)%     1.54%

Administrator Class
July 1, 2007 to December 31, 2007 (Unaudited) ........      (0.03)         $10.98         4.63%         0.85%     (0.30)%     0.55%
July 1, 2006 to June 30, 2007 ........................      (0.03)         $11.04         4.56%         0.85%     (0.30)%     0.55%
July 1, 2005 to June 30, 2006 ........................      (0.11)         $11.03         4.58%         0.86%     (0.31)%     0.55%
July 1, 2004 to June 30, 2005 ........................      (0.06)         $11.54         4.60%         0.75%     (0.20)%     0.55%
July 1, 2003 to June 30, 2004 ........................      (0.10)         $11.03         4.69%         0.70%     (0.15)%     0.55%
July 1, 2002 to June 30, 2003 ........................      (0.03)         $11.59         4.82%         0.65%     (0.08)%     0.57%

                                                                     Portfolio    Net Assets at
                                                           Total      Turnover    End of Period
                                                          Return 2     Rate 4    (000's omitted)
-------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND
-------------------------------------------------------------------------------------------------
Class A
July 1, 2007 to December 31, 2007 (Unaudited) ........     2.22%         46%            $ 39,860
July 1, 2006 to June 30, 2007 ........................     3.74%         80%            $ 41,140
July 1, 2005 to June 30, 2006 ........................     0.58%         82%            $ 39,433
July 1, 2004 to June 30, 2005 ........................     4.20%        111%            $ 52,029
July 1, 2003 to June 30, 2004 ........................     0.11%         48%            $ 63,231
July 1, 2002 to June 30, 2003 ........................     4.74%         64%            $ 99,568
-------------------------------------------------------------------------------------------------
Class C
July 1, 2007 to December 31, 2007 (Unaudited) ........     1.84%         46%            $  4,692
July 1, 2006 to June 30, 2007 ........................     2.97%         80%            $  5,006
July 1, 2005 to June 30, 2006 ........................    (0.08)%        82%            $  6,894
July 1, 2004 to June 30, 2005 ........................     3.33%        111%            $ 10,273
July 1, 2003 to June 30, 2004 ........................    (0.64)%        48%            $ 11,523
August 30, 2002 3 to June 30, 2003 ...................     2.26%         64%            $ 11,301

Administrator Class
July 1, 2007 to December 31, 2007 (Unaudited) ........     2.36%         46%            $ 26,915
July 1, 2006 to June 30, 2007 ........................     4.00%         80%            $ 24,600
July 1, 2005 to June 30, 2006 ........................     0.89%         82%            $ 20,677
July 1, 2004 to June 30, 2005 ........................     4.54%        111%            $ 17,707
July 1, 2003 to June 30, 2004 ........................     0.36%         48%            $ 15,425
July 1, 2002 to June 30, 2003 ........................     4.93%         64%            $ 39,338

CALIFORNIA TAX-FREE FUND
-------------------------------------------------------------------------------------------------
Class A
July 1, 2007 to December 31, 2007 (Unaudited) ........     1.99%         25%            $364,239
July 1, 2006 to June 30, 2007 ........................     4.89%         49%            $365,396
July 1, 2005 to June 30, 2006 ........................     0.76%         48%            $350,038
July 1, 2004 to June 30, 2005 ........................     9.72%         30%            $371,633
July 1, 2003 to June 30, 2004 ........................     0.41%         41%            $357,779
July 1, 2002 to June 30, 2003 ........................     7.77%         34%            $398,186

Class B
July 1, 2007 to December 31, 2007 (Unaudited) ........     1.62%         25%            $ 35,992
July 1, 2006 to June 30, 2007 ........................     4.11%         49%            $ 42,839
July 1, 2005 to June 30, 2006 ........................    (0.00)%        48%            $ 54,258
July 1, 2004 to June 30, 2005 ........................     8.90%         30%            $ 66,182
July 1, 2003 to June 30, 2004 ........................    (0.43)%        41%            $ 91,719
July 1, 2002 to June 30, 2003 ........................     6.87%         34%            $140,419

Class C
July 1, 2007 to December 31, 2007 (Unaudited) ........     1.53%         25%            $ 29,133
July 1, 2006 to June 30, 2007 ........................     4.11%         49%            $ 29,732
July 1, 2005 to June 30, 2006 ........................    (0.00)%        48%            $ 29,168
July 1, 2004 to June 30, 2005 ........................     8.89%         30%            $ 31,904
July 1, 2003 to June 30, 2004 ........................    (0.43)%        41%            $ 34,089
July 1, 2002 to June 30, 2003 ........................     6.87%         34%            $ 46,666

Administrator Class
July 1, 2007 to December 31, 2007 (Unaudited) ........     2.12%         25%            $ 53,546
July 1, 2006 to June 30, 2007 ........................     5.06%         49%            $ 50,556
July 1, 2005 to June 30, 2006 ........................     1.02%         48%            $ 46,686
July 1, 2004 to June 30, 2005 ........................    10.07%         30%            $ 41,926
July 1, 2003 to June 30, 2004 ........................     0.66%         41%            $ 36,408
July 1, 2002 to June 30, 2003 ........................     7.90%         34%            $ 38,681

68 Wells Fargo Advantage Municipal Income Funds             Financial Highlights


                                                            Beginning                    Net Realized    Distributions
                                                            Net Asset        Net        and Unrealized      from Net
                                                            Value Per     Investment      Gain (Loss)     Investment
                                                              Share     Income (Loss)   on Investments       Income
----------------------------------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------

Class A
July 1, 2007 to December 31, 2007 (Unaudited) ...........     $10.57         0.22            0.01            (0.22)
July 1, 2006 to June 30, 2007 ...........................     $10.55         0.45            0.02            (0.45)
July 1, 2005 to June 30, 2006 ...........................     $10.94         0.46           (0.40)           (0.45)
July 1, 2004 to June 30, 2005 ...........................     $10.64         0.46            0.30            (0.46)
July 1, 2003 to June 30, 2004 ...........................     $11.01         0.47           (0.37)           (0.47)
July 1, 2002 to June 30, 2003 ...........................     $10.61         0.50            0.40            (0.50)

Class B
July 1, 2007 to December 31, 2007 (Unaudited) ...........     $10.58         0.19            0.01            (0.18)
July 1, 2006 to June 30, 2007 ...........................     $10.57         0.37            0.01            (0.37)
July 1, 2005 to June 30, 2006 ...........................     $10.95         0.38           (0.39)           (0.37)
July 1, 2004 to June 30, 2005 ...........................     $10.65         0.38            0.30            (0.38)
July 1, 2003 to June 30, 2004 ...........................     $11.02         0.39           (0.37)           (0.39)
July 1, 2002 to June 30, 2003 ...........................     $10.63         0.42            0.39            (0.42)

Administrator Class
July 1, 2007 to December 31, 2007 (Unaudited) ...........     $10.57         0.23            0.01            (0.23)
July 1, 2006 to June 30, 2007 ...........................     $10.55         0.48            0.02            (0.48)
July 1, 2005 to June 30, 2006 ...........................     $10.94         0.49           (0.40)           (0.48)
July 1, 2004 to June 30, 2005 ...........................     $10.64         0.49            0.30            (0.49)
July 1, 2003 to June 30, 2004 ...........................     $11.01         0.50           (0.37)           (0.50)
July 1, 2002 to June 30, 2003 ...........................     $10.62         0.52            0.39            (0.52)

MINNESOTA TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------

Class A
July 1, 2007 to December 31, 2007 (Unaudited) ...........     $10.70         0.23            0.05            (0.23)
July 1, 2006 to June 30, 2007 ...........................     $10.74         0.45           (0.01)           (0.45)
July 1, 2005 to June 30, 2006 ...........................     $11.15         0.45           (0.37)           (0.45)
July 1, 2004 to June 30, 2005 ...........................     $10.89         0.45            0.30            (0.44)
July 1, 2003 to June 30, 2004 ...........................     $11.27         0.46           (0.39)           (0.45)
July 1, 2002 to June 30, 2003 ...........................     $10.84         0.47            0.43            (0.47)

Class B
July 1, 2007 to December 31, 2007 (Unaudited) ...........     $10.69         0.20            0.05            (0.19)
July 1, 2006 to June 30, 2007 ...........................     $10.74         0.38           (0.03)           (0.37)
July 1, 2005 to June 30, 2006 ...........................     $11.15         0.37           (0.37)           (0.37)
July 1, 2004 to June 30, 2005 ...........................     $10.89         0.38            0.29            (0.36)
July 1, 2003 to June 30, 2004 ...........................     $11.27         0.37           (0.39)           (0.36)
July 1, 2002 to June 30, 2003 ...........................     $10.84         0.39            0.43            (0.39)
----------------------------------------------------------------------------------------------------------------------

5     Following represents ratios excluding interest expenses and fees (see Note
      2) - Inverse Floating Rate Obligations:

                                                             Gross Expenses Excluding      Net Expenses Excluding
                                                            Interest Expense and Fees    Interest Expense and Fees
Class A
July 1, 2007 to December 31 2007 (Unaudited) ............             1.08%                        0.85%
July 1, 2006 to June 30, 2007 ...........................             1.08%                        0.85%
July 1, 2005 to June 30, 2006 ...........................             1.09%                        0.85%
July 1, 2004 to June 30, 2005 ...........................             1.07%                        0.85%
July 1, 2003 to June 30, 2004 ...........................             1.06%                        0.85%
July 1, 2002 to June 30, 2003 ...........................             0.99%                        0.77%

Class B
July 1, 2007 to December 31 2007 (Unaudited) ............             1.82%                        1.59%
July 1, 2006 to June 30, 2007 ...........................             1.83%                        1.60%
July 1, 2005 to June 30, 2006 ...........................             1.84%                        1.60%
July 1, 2004 to June 30, 2005 ...........................             1.82%                        1.60%
July 1, 2003 to June 30, 2004 ...........................             1.81%                        1.60%
July 1, 2002 to June 30, 2003 ...........................             1.76%                        1.52%

Administrator Class
July 1, 2007 to December 31 2007 (Unaudited) ............             0.90%                        0.60%
July 1, 2006 to June 30, 2007 ...........................             0.90%                        0.60%
July 1, 2005 to June 30, 2006 ...........................             0.90%                        0.60%
July 1, 2004 to June 30, 2005 ...........................             0.77%                        0.60%
July 1, 2003 to June 30, 2004 ...........................             0.73%                        0.60%
July 1, 2002 to June 30, 2003 ...........................             0.71%                        0.60%

The accompanying notes are an integral part of these financial statements.

Financial Highlights             Wells Fargo Advantage Municipal Income Funds 69


                                                                         Ending       Ratio to Average Net Assets (Annualized) 1
                                                       Distributions   Net Asset   -----------------------------------------------
                                                         from Net      Value Per   Net Investment     Gross    Expenses      Net
                                                      Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses
----------------------------------------------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------------------

Class A
July 1, 2007 to December 31, 2007 (Unaudited) .....       (0.01)         $10.57         4.20%        1.14% 5    (0.23)%    0.91% 5
July 1, 2006 to June 30, 2007 .....................        0.00          $10.57         4.21%        1.15% 5    (0.23)%    0.92% 5
July 1, 2005 to June 30, 2006 .....................        0.00          $10.55         4.28%        1.17% 5    (0.24)%    0.93% 5
July 1, 2004 to June 30, 2005 .....................        0.00          $10.94         4.24%        1.13% 5    (0.22)%    0.91% 5
July 1, 2003 to June 30, 2004 .....................        0.00          $10.64         4.37%        1.10% 5    (0.21)%    0.89% 5
July 1, 2002 to June 30, 2003 .....................        0.00          $11.01         4.60%        1.07% 5    (0.22)%    0.85% 5

Class B
July 1, 2007 to December 31, 2007 (Unaudited) .....       (0.01)         $10.59         3.45%        1.88% 5    (0.23)%    1.65% 5
July 1, 2006 to June 30, 2007 .....................        0.00          $10.58         3.47%        1.90% 5    (0.23)%    1.67% 5
July 1, 2005 to June 30, 2006 .....................        0.00          $10.57         3.53%        1.92% 5    (0.24)%    1.68% 5
July 1, 2004 to June 30, 2005 .....................        0.00          $10.95         3.49%        1.88% 5    (0.22)%    1.66% 5
July 1, 2003 to June 30, 2004 .....................        0.00          $10.65         3.62%        1.85% 5    (0.21)%    1.64% 5
July 1, 2002 to June 30, 2003 .....................        0.00          $11.02         3.83%        1.84% 5    (0.24)%    1.60% 5

Administrator Class
July 1, 2007 to December 31, 2007 (Unaudited) .....       (0.01)         $10.57         4.43%        0.96% 5    (0.30)%    0.66% 5
July 1, 2006 to June 30, 2007 .....................        0.00          $10.57         4.46%        0.97% 5    (0.30)%    0.67% 5
July 1, 2005 to June 30, 2006 .....................        0.00          $10.55         4.53%        0.98% 5    (0.30)%    0.68% 5
July 1, 2004 to June 30, 2005 .....................        0.00          $10.94         4.49%        0.83% 5    (0.17)%    0.66% 5
July 1, 2003 to June 30, 2004 .....................        0.00          $10.64         4.62%        0.77% 5    (0.13)%    0.64% 5
July 1, 2002 to June 30, 2003 .....................        0.00          $11.01         4.76%        0.79% 5    (0.11)%    0.68% 5

MINNESOTA TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------------------

Class A
July 1, 2007 to December 31, 2007 (Unaudited) .....       (0.03)         $10.72         4.24%        1.07%      (0.22)%    0.85%
July 1, 2006 to June 30, 2007 .....................       (0.03)         $10.70         4.18%        1.07%      (0.22)%    0.85%
July 1, 2005 to June 30, 2006 .....................       (0.04)         $10.74         4.17%        1.08%      (0.23)%    0.85%
July 1, 2004 to June 30, 2005 .....................       (0.05)         $11.15         4.06%        1.06%      (0.21)%    0.85%
July 1, 2003 to June 30, 2004 .....................        0.00          $10.89         4.11%        1.04%      (0.19)%    0.85%
July 1, 2002 to June 30, 2003 .....................        0.00          $11.27         4.27%        0.98%      (0.21)%    0.77%

Class B
July 1, 2007 to December 31, 2007 (Unaudited) .....       (0.03)         $10.72         3.50%        1.82%      (0.23)%    1.59%
July 1, 2006 to June 30, 2007 .....................       (0.03)         $10.69         3.43%        1.82%      (0.22)%    1.60%
July 1, 2005 to June 30, 2006 .....................       (0.04)         $10.74         3.41%        1.83%      (0.23)%    1.60%
July 1, 2004 to June 30, 2005 .....................       (0.05)         $11.15         3.31%        1.81%      (0.21)%    1.60%
July 1, 2003 to June 30, 2004 .....................        0.00          $10.89         3.36%        1.79%      (0.19)%    1.60%
July 1, 2002 to June 30, 2003 .....................        0.00          $11.27         3.51%        1.71%      (0.19)%    1.52%

                                                                 Portfolio    Net Assets at
                                                       Total      Turnover    End of Period
                                                      Return 2     Rate 4    (000's omitted)
--------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------------------
Class A
July 1, 2007 to December 31, 2007 (Unaudited) .....     2.16%       10%          $ 49,965
July 1, 2006 to June 30, 2007 .....................     4.46%       21%          $ 49,827
July 1, 2005 to June 30, 2006 .....................     0.60%       23%          $ 43,538
July 1, 2004 to June 30, 2005 .....................     7.24%       33%          $ 50,410
July 1, 2003 to June 30, 2004 .....................     0.93%       31%          $ 51,120
July 1, 2002 to June 30, 2003 .....................     8.62%       37%          $ 59,877

Class B
July 1, 2007 to December 31, 2007 (Unaudited) .....     1.88%       10%          $  4,906
July 1, 2006 to June 30, 2007 .....................     3.59%       21%          $  6,057
July 1, 2005 to June 30, 2006 .....................    (0.05)%      23%          $  7,661
July 1, 2004 to June 30, 2005 .....................     6.43%       33%          $  9,095
July 1, 2003 to June 30, 2004 .....................     0.17%       31%          $ 10,672
July 1, 2002 to June 30, 2003 .....................     7.70%       37%          $ 14,368

Administrator Class
July 1, 2007 to December 31, 2007 (Unaudited) .....     2.29%       10%          $ 39,713
July 1, 2006 to June 30, 2007 .....................     4.72%       21%          $ 35,446
July 1, 2005 to June 30, 2006 .....................     0.85%       23%          $ 32,321
July 1, 2004 to June 30, 2005 .....................     7.50%       33%          $ 36,304
July 1, 2003 to June 30, 2004 .....................     1.18%       31%          $ 41,196
July 1, 2002 to June 30, 2003 .....................     8.70%       37%          $ 51,730

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------------------

Class A
July 1, 2007 to December 31, 2007 (Unaudited) .....     2.68%       20%          $ 40,343
July 1, 2006 to June 30, 2007 .....................     4.14%       19%          $ 37,897
July 1, 2005 to June 30, 2006 .....................     0.73%       20%          $ 38,145
July 1, 2004 to June 30, 2005 .....................     7.06%       18%          $ 37,829
July 1, 2003 to June 30, 2004 .....................     0.61%       12%          $ 37,468
July 1, 2002 to June 30, 2003 .....................     8.49%       23%          $ 41,485

Class B
July 1, 2007 to December 31, 2007 (Unaudited) .....     2.39%       20%          $  5,382
July 1, 2006 to June 30, 2007 .....................     3.27%       19%          $  6,200
July 1, 2005 to June 30, 2006 .....................    (0.02)%      20%          $  8,787
July 1, 2004 to June 30, 2005 .....................     6.27%       18%          $ 10,987
July 1, 2003 to June 30, 2004 .....................    (0.14)%      12%          $ 15,059
July 1, 2002 to June 30, 2003 .....................     7.68%       23%          $ 22,012

70  Wells Fargo Advantage Municipal Income Funds            Financial Highlights


                                                                      Beginning                    Net Realized    Distributions
                                                                      Net Asset        Net        and Unrealized      from Net
                                                                      Value Per    Investment       Gain (Loss)      Investment
                                                                        Share     Income (Loss)   on Investments       Income
--------------------------------------------------------------------------------------------------------------------------------
MINNESOTA TAX-FREE FUND (continued)
--------------------------------------------------------------------------------------------------------------------------------
Class C
July 1, 2007 to December 31, 2007 (Unaudited) .....................    $ 10.69         0.19            0.06            (0.19)
July 1, 2006 to June 30, 2007 .....................................    $ 10.73         0.36           (0.01)           (0.36)
July 1, 2005 to June 30, 2006 .....................................    $ 11.15         0.37           (0.38)           (0.37)
April 8, 2005 3 to June 30, 2005 ..................................    $ 10.97         0.08            0.18            (0.08)

Class Z
July 1, 2007 to December 31, 2007 (Unaudited) .....................    $ 10.70         0.23            0.05            (0.23)
July 1, 2006 to June 30, 2007 .....................................    $ 10.74         0.46           (0.01)           (0.46)
July 1, 2005 to June 30, 2006 .....................................    $ 11.15         0.47           (0.38)           (0.46)
April 8, 2005 3 to June 30, 2005 ..................................    $ 10.97         0.10            0.18            (0.10)

Administrator Class
July 1, 2007 to December 31, 2007 (Unaudited) .....................    $ 10.69         0.25            0.05            (0.24)
July 1, 2006 to June 30, 2007 .....................................    $ 10.73         0.48           (0.01)           (0.48)
July 1, 2005 to June 30, 2006 .....................................    $ 11.14         0.48           (0.37)           (0.48)
July 1, 2004 to June 30, 2005 .....................................    $ 10.89         0.48            0.29            (0.47)
July 1, 2003 to June 30, 2004 .....................................    $ 11.27         0.49           (0.39)           (0.48)
July 1, 2002 to June 30, 2003 .....................................    $ 10.84         0.49            0.43            (0.49)

NATIONAL LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
Class A
July 1, 2007 to December 31, 2007 (Unaudited) .....................    $ 10.59         0.20            0.07            (0.20)
July 1, 2006 to June 30, 2007 .....................................    $ 10.61         0.38           (0.02)           (0.38)
July 1, 2005 to June 30, 2006 .....................................    $ 10.81         0.32           (0.20)           (0.32)
July 1, 2004 to June 30, 2005 .....................................    $ 10.81         0.28           (0.00)           (0.28)
January 30, 2004 3 to June 30, 2004 ...............................    $ 11.03         0.10           (0.22)           (0.10)

Class B
July 1, 2007 to December 31, 2007 (Unaudited) .....................    $ 10.58         0.16            0.07            (0.16)
July 1, 2006 to June 30, 2007 .....................................    $ 10.60         0.29           (0.02)           (0.29)
July 1, 2005 to June 30, 2006 .....................................    $ 10.80         0.24           (0.20)           (0.24)
July 1, 2004 to June 30, 2005 .....................................    $ 10.80         0.20           (0.00)           (0.20)
January 30, 2004 3 to June 30, 2004 ...............................    $ 11.03         0.07           (0.23)           (0.07)

Class C
July 1, 2007 to December 31, 2007 (Unaudited) .....................    $ 10.58         0.16            0.06            (0.16)
July 1, 2006 to June 30, 2007 .....................................    $ 10.59         0.29           (0.01)           (0.29)
July 1, 2005 to June 30, 2006 .....................................    $ 10.80         0.24           (0.21)           (0.24)
July 1, 2004 to June 30, 2005 .....................................    $ 10.79         0.20            0.01            (0.20)
January 30, 2004 3 to June 30, 2004 ...............................    $ 11.03         0.06           (0.24)           (0.06)

Administrator Class
July 1, 2007 to December 31, 2007 (Unaudited) .....................    $ 10.59         0.20            0.08            (0.21)
July 1, 2006 to June 30, 2007 .....................................    $ 10.61         0.40           (0.02)           (0.40)
July 1, 2005 to June 30, 2006 .....................................    $ 10.81         0.34           (0.20)           (0.34)
July 1, 2004 to June 30, 2005 .....................................    $ 10.81         0.31            0.00            (0.31)
July 1, 2003 to June 30, 2004 .....................................    $ 11.09         0.29           (0.28)           (0.29)
July 1, 2002 to June 30, 2003 .....................................    $ 10.73         0.37            0.36            (0.37)

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
Class A
July 1, 2007 to December 31, 2007 (Unaudited) .....................    $ 10.29         0.22            0.00            (0.22)
July 1, 2006 to June 30, 2007 .....................................    $ 10.24         0.42            0.05            (0.42)
July 1, 2005 to June 30, 2006 .....................................    $ 10.61         0.43           (0.37)           (0.43)
July 1, 2004 to June 30, 2005 .....................................    $ 10.16         0.45            0.45            (0.45)
July 1, 2003 to June 30, 2004 .....................................    $ 10.53         0.45           (0.37)           (0.45)
July 1, 2002 to June 30, 2003 .....................................    $ 10.29         0.50            0.23            (0.49)

Class B
July 1, 2007 to December 31, 2007 (Unaudited) .....................    $ 10.30         0.20           (0.03)           (0.18)
July 1, 2006 to June 30, 2007 .....................................    $ 10.25         0.38            0.04            (0.37)
July 1, 2005 to June 30, 2006 .....................................    $ 10.61         0.36           (0.37)           (0.35)
July 1, 2004 to June 30, 2005 .....................................    $ 10.16         0.39            0.44            (0.38)
July 1, 2003 to June 30, 2004 .....................................    $ 10.53         0.38           (0.38)           (0.37)
July 1, 2002 to June 30, 2003 .....................................    $ 10.29         0.42            0.23            (0.41)
--------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Financial Highlights             Wells Fargo Advantage Municipal Income Funds 71


                                                                                        Ending
                                                                      Distributions    Net Asset
                                                                         from Net      Value Per
                                                                      Realized Gains     Share
------------------------------------------------------------------------------------------------
MINNESOTA TAX-FREE FUND (continued)
------------------------------------------------------------------------------------------------
Class C
July 1, 2007 to December 31, 2007 (Unaudited) .....................       (0.03)        $ 10.72
July 1, 2006 to June 30, 2007 .....................................       (0.03)        $ 10.69
July 1, 2005 to June 30, 2006 .....................................       (0.04)        $ 10.73
April 8, 2005 3 to June 30, 2005 ..................................        0.00         $ 11.15

Class Z
July 1, 2007 to December 31, 2007 (Unaudited) .....................       (0.03)        $ 10.72
July 1, 2006 to June 30, 2007 .....................................       (0.03)        $ 10.70
July 1, 2005 to June 30, 2006 .....................................       (0.04)        $ 10.74
April 8, 2005 3 to June 30, 2005 ..................................        0.00         $ 11.15

Administrator Class
July 1, 2007 to December 31, 2007 (Unaudited) .....................       (0.03)        $ 10.72
July 1, 2006 to June 30, 2007 .....................................       (0.03)        $ 10.69
July 1, 2005 to June 30, 2006 .....................................       (0.04)        $ 10.73
July 1, 2004 to June 30, 2005 .....................................       (0.05)        $ 11.14
July 1, 2003 to June 30, 2004 .....................................        0.00         $ 10.89
July 1, 2002 to June 30, 2003 .....................................        0.00         $ 11.27

NATIONAL LIMITED-TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------
Class A
July 1, 2007 to December 31, 2007 (Unaudited) .....................        0.00         $ 10.66
July 1, 2006 to June 30, 2007 .....................................        0.00         $ 10.59
July 1, 2005 to June 30, 2006 .....................................        0.00         $ 10.61
July 1, 2004 to June 30, 2005 .....................................        0.00         $ 10.81
January 30, 2004 3 to June 30, 2004 ...............................        0.00         $ 10.81

Class B
July 1, 2007 to December 31, 2007 (Unaudited) .....................        0.00         $ 10.65
July 1, 2006 to June 30, 2007 .....................................        0.00         $ 10.58
July 1, 2005 to June 30, 2006 .....................................        0.00         $ 10.60
July 1, 2004 to June 30, 2005 .....................................        0.00         $ 10.80
January 30, 2004 3 to June 30, 2004 ...............................        0.00         $ 10.80

Class C
July 1, 2007 to December 31, 2007 (Unaudited) .....................        0.00         $ 10.64
July 1, 2006 to June 30, 2007 .....................................        0.00         $ 10.58
July 1, 2005 to June 30, 2006 .....................................        0.00         $ 10.59
July 1, 2004 to June 30, 2005 .....................................        0.00         $ 10.80
January 30, 2004 3 to June 30, 2004 ...............................        0.00         $ 10.79

Administrator Class
July 1, 2007 to December 31, 2007 (Unaudited) .....................        0.00         $ 10.66
July 1, 2006 to June 30, 2007 .....................................        0.00         $ 10.59
July 1, 2005 to June 30, 2006 .....................................        0.00         $ 10.61
July 1, 2004 to June 30, 2005 .....................................        0.00         $ 10.81
July 1, 2003 to June 30, 2004 .....................................        0.00         $ 10.81
July 1, 2002 to June 30, 2003 .....................................        0.00         $ 11.09

NATIONAL TAX-FREE FUND
------------------------------------------------------------------------------------------------
Class A
July 1, 2007 to December 31, 2007 (Unaudited) .....................        0.00         $ 10.29
July 1, 2006 to June 30, 2007 .....................................        0.00         $ 10.29
July 1, 2005 to June 30, 2006 .....................................        0.00         $ 10.24
July 1, 2004 to June 30, 2005 .....................................        0.00         $ 10.61
July 1, 2003 to June 30, 2004 .....................................        0.00         $ 10.16
July 1, 2002 to June 30, 2003 .....................................        0.00         $ 10.53

Class B
July 1, 2007 to December 31, 2007 (Unaudited) .....................        0.00         $ 10.29
July 1, 2006 to June 30, 2007 .....................................        0.00         $ 10.30
July 1, 2005 to June 30, 2006 .....................................        0.00         $ 10.25
July 1, 2004 to June 30, 2005 .....................................        0.00         $ 10.61
July 1, 2003 to June 30, 2004 .....................................        0.00         $ 10.16
July 1, 2002 to June 30, 2003 .....................................        0.00         $ 10.53

                                                                 Ratio to Average Net Assets (Annualized) 1
                                                              -----------------------------------------------
                                                              Net Investment     Gross    Expenses      Net
                                                              Income (Loss)    Expenses    Waived    Expenses
-------------------------------------------------------------------------------------------------------------
MINNESOTA TAX-FREE FUND (continued)
-------------------------------------------------------------------------------------------------------------
Class C
July 1, 2007 to December 31, 2007 (Unaudited) .............        3.49%         1.82%     (0.22%)     1.60%
July 1, 2006 to June 30, 2007 .............................        3.41%         1.82%     (0.22%)     1.60%
July 1, 2005 to June 30, 2006 .............................        3.40%         1.83%     (0.23%)     1.60%
April 8, 2005 3 to June 30, 2005 ..........................        3.36%         1.82%     (0.22%)     1.60%

Class Z
July 1, 2007 to December 31, 2007 (Unaudited) .............        4.35%         1.23%     (0.48%)     0.75%
July 1, 2006 to June 30, 2007 .............................        4.28%         1.24%     (0.49%)     0.75%
July 1, 2005 to June 30, 2006 .............................        4.25%         1.25%     (0.47%)     0.78%
April 8, 2005 3 to June 30, 2005 ..........................        4.17%         1.24%     (0.46%)     0.78%

Administrator Class
July 1, 2007 to December 31, 2007 (Unaudited) .............        4.49%         0.89%     (0.29%)     0.60%
July 1, 2006 to June 30, 2007 .............................        4.43%         0.89%     (0.29%)     0.60%
July 1, 2005 to June 30, 2006 .............................        4.42%         0.90%     (0.30%)     0.60%
July 1, 2004 to June 30, 2005 .............................        4.31%         0.76%     (0.16%)     0.60%
July 1, 2003 to June 30, 2004 .............................        4.35%         0.71%     (0.11%)     0.60%
July 1, 2002 to June 30, 2003 .............................        4.43%         0.65%     (0.05%)     0.60%

NATIONAL LIMITED-TERM TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------
Class A
July 1, 2007 to December 31, 2007 (Unaudited) .............        3.69%         1.11%     (0.28%)     0.83%
July 1, 2006 to June 30, 2007 .............................        3.54%         1.11%     (0.26%)     0.85%
July 1, 2005 to June 30, 2006 .............................        2.96%         1.12%     (0.27%)     0.85%
July 1, 2004 to June 30, 2005 .............................        2.61%         1.14%     (0.29%)     0.85%
January 30, 2004 3 to June 30, 2004 .......................        2.15%         1.05%     (0.20%)     0.85%

Class B
July 1, 2007 to December 31, 2007 (Unaudited) .............        2.92%         1.87%     (0.29%)     1.58%
July 1, 2006 to June 30, 2007 .............................        2.77%         1.86%     (0.26%)     1.60%
July 1, 2005 to June 30, 2006 .............................        2.21%         1.88%     (0.28%)     1.60%
July 1, 2004 to June 30, 2005 .............................        1.85%         1.88%     (0.28%)     1.60%
January 30, 2004 3 to June 30, 2004 .......................        1.52%         1.82%     (0.22%)     1.60%

Class C
July 1, 2007 to December 31, 2007 (Unaudited) .............        2.94%         1.87%     (0.29%)     1.58%
July 1, 2006 to June 30, 2007 .............................        2.77%         1.86%     (0.26%)     1.60%
July 1, 2005 to June 30, 2006 .............................        2.21%         1.88%     (0.28%)     1.60%
July 1, 2004 to June 30, 2005 .............................        1.89%         1.89%     (0.29%)     1.60%
January 30, 2004 3 to June 30, 2004 .......................        1.36%         1.79%     (0.19%)     1.60%

Administrator Class
July 1, 2007 to December 31, 2007 (Unaudited) .............        3.91%         0.95%     (0.35%)     0.60%
July 1, 2006 to June 30, 2007 .............................        3.77%         0.93%     (0.33%)     0.60%
July 1, 2005 to June 30, 2006 .............................        3.23%         0.94%     (0.34%)     0.60%
July 1, 2004 to June 30, 2005 .............................        2.82%         0.83%     (0.23%)     0.60%
July 1, 2003 to June 30, 2004 .............................        2.60%         0.71%     (0.11%)     0.60%
July 1, 2002 to June 30, 2003 .............................        3.29%         0.71%     (0.11%)     0.60%

NATIONAL TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------
Class A
July 1, 2007 to December 31, 2007 (Unaudited) .............        4.27%         1.06%     (0.21%)     0.85%
July 1, 2006 to June 30, 2007 .............................        4.03%         1.06%     (0.21%)     0.85%
July 1, 2005 to June 30, 2006 .............................        4.17%         1.05%     (0.20%)     0.85%
July 1, 2004 to June 30, 2005 .............................        4.38%         1.04%     (0.19%)     0.85%
July 1, 2003 to June 30, 2004 .............................        4.35%         1.03%     (0.18%)     0.85%
July 1, 2002 to June 30, 2003 .............................        4.74%         0.95%     (0.12%)     0.83%

Class B
July 1, 2007 to December 31, 2007 (Unaudited) .............        3.51%         1.80%     (0.21%)     1.59%
July 1, 2006 to June 30, 2007 .............................        3.28%         1.81%     (0.21%)     1.60%
July 1, 2005 to June 30, 2006 .............................        3.41%         1.81%     (0.21%)     1.60%
July 1, 2004 to June 30, 2005 .............................        3.62%         1.79%     (0.19%)     1.60%
July 1, 2003 to June 30, 2004 .............................        3.61%         1.78%     (0.18%)     1.60%
July 1, 2002 to June 30, 2003 .............................        3.98%         1.70%     (0.12%)     1.58%

                                                                         Portfolio    Net Assets at
                                                               Total      Turnover    End of Period
                                                              Return 2     Rate 4    (000's omitted)
----------------------------------------------------------------------------------------------------
MINNESOTA TAX-FREE FUND (continued)
----------------------------------------------------------------------------------------------------
Class C
July 1, 2007 to December 31, 2007 (Unaudited) .............     2.39%       20%         $   1,289
July 1, 2006 to June 30, 2007 .............................     3.35%       19%         $   1,245
July 1, 2005 to June 30, 2006 .............................    (0.13)%      20%         $     635
April 8, 2005 3 to June 30, 2005 ..........................     2.38%       18%         $     389

Class Z
----------------------------------------------------------------------------------------------------
July 1, 2007 to December 31, 2007 (Unaudited) .............     2.73%       20%         $   3,760
July 1, 2006 to June 30, 2007 .............................     4.24%       19%         $   3,397
July 1, 2005 to June 30, 2006 .............................     0.82%       20%         $   3,743
April 8, 2005 3 to June 30, 2005 ..........................     2.57%       18%         $   4,511

Administrator Class
July 1, 2007 to December 31, 2007 (Unaudited) .............     2.90%       20%         $ 106,406
July 1, 2006 to June 30, 2007 .............................     4.40%       19%         $ 115,134
July 1, 2005 to June 30, 2006 .............................     0.98%       20%         $ 109,137
July 1, 2004 to June 30, 2005 .............................     7.23%       18%         $ 128,854
July 1, 2003 to June 30, 2004 .............................     0.86%       12%         $ 143,410
July 1, 2002 to June 30, 2003 .............................     8.67%       23%         $ 185,450

NATIONAL LIMITED-TERM TAX-FREE FUND
----------------------------------------------------------------------------------------------------
Class A
July 1, 2007 to December 31, 2007 (Unaudited) .............     2.55%       31%         $   3,981
July 1, 2006 to June 30, 2007 .............................     3.38%       77%         $   3,836
July 1, 2005 to June 30, 2006 .............................     1.11%       69%         $   2,212
July 1, 2004 to June 30, 2005 .............................     2.61%       26%         $   3,978
January 30, 2004 3 to June 30, 2004 .......................    (1.20)%      24%         $   1,147

Class B
July 1, 2007 to December 31, 2007 (Unaudited) .............     2.16%       31%         $     208
July 1, 2006 to June 30, 2007 .............................     2.61%       77%         $     272
July 1, 2005 to June 30, 2006 .............................     0.35%       69%         $     377
July 1, 2004 to June 30, 2005 .............................     1.85%       26%         $     759
January 30, 2004 3 to June 30, 2004 .......................    (1.57)%      24%         $     628

Class C
July 1, 2007 to December 31, 2007 (Unaudited) .............     2.07%       31%         $     606
July 1, 2006 to June 30, 2007 .............................     2.71%       77%         $     637
July 1, 2005 to June 30, 2006 .............................     0.25%       69%         $     856
July 1, 2004 to June 30, 2005 .............................     1.95%       26%         $     960
January 30, 2004 3 to June 30, 2004 .......................    (1.69)%      24%         $     163

Administrator Class
July 1, 2007 to December 31, 2007 (Unaudited) .............     2.67%       31%         $  78,411
July 1, 2006 to June 30, 2007 .............................     3.64%       77%         $  79,919
July 1, 2005 to June 30, 2006 .............................     1.36%       69%         $  96,761
July 1, 2004 to June 30, 2005 .............................     2.87%       26%         $ 121,244
July 1, 2003 to June 30, 2004 .............................     0.06%       24%         $ 170,340
July 1, 2002 to June 30, 2003 .............................     6.86%       40%         $ 152,835

NATIONAL TAX-FREE FUND
----------------------------------------------------------------------------------------------------
Class A
July 1, 2007 to December 31, 2007 (Unaudited) .............     2.17%       61%         $  93,030
July 1, 2006 to June 30, 2007 .............................     4.60%       84%         $  89,674
July 1, 2005 to June 30, 2006 .............................     0.56%       85%         $  95,887
July 1, 2004 to June 30, 2005 .............................     9.06%       59%         $ 101,814
July 1, 2003 to June 30, 2004 .............................     0.76%       63%         $ 103,469
July 1, 2002 to June 30, 2003 .............................     7.20%       37%         $ 113,616

Class B
July 1, 2007 to December 31, 2007 (Unaudited) .............     1.69%       61%         $  10,736
July 1, 2006 to June 30, 2007 .............................     3.82%       84%         $  13,525
July 1, 2005 to June 30, 2006 .............................    (0.09)%      85%         $  19,369
July 1, 2004 to June 30, 2005 .............................     8.24%       59%         $  24,488
July 1, 2003 to June 30, 2004 .............................     0.01%       63%         $  31,420
July 1, 2002 to June 30, 2003 .............................     6.40%       37%         $  48,540

72 Wells Fargo Advantage Municipal Income Funds             Financial Highlights


                                                        Beginning                    Net Realized    Distributions
                                                        Net Asset        Net        and Unrealized      from Net
                                                        Value Per     Investment      Gain (Loss)      Investment
                                                          Share     Income (Loss)   on Investments       Income
------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND (continued)
------------------------------------------------------------------------------------------------------------------
Class C
July 1, 2007 to December 31, 2007 (Unaudited) .......    $ 10.29         0.18           (0.01)           (0.18)
July 1, 2006 to June 30, 2007 .......................    $ 10.24         0.34            0.05            (0.34)
July 1, 2005 to June 30, 2006 .......................    $ 10.61         0.36           (0.38)           (0.35)
July 1, 2004 to June 30, 2005 .......................    $ 10.16         0.39            0.44            (0.38)
July 1, 2003 to June 30, 2004 .......................    $ 10.53         0.38           (0.38)           (0.37)
July 1, 2002 to June 30, 2003 .......................    $ 10.29         0.42            0.23            (0.41)

Administrator Class
July 1, 2007 to December 31, 2007 (Unaudited) .......    $ 10.29         0.23            0.00            (0.23)
July 1, 2006 to June 30, 2007 .......................    $ 10.25         0.44            0.04            (0.44)
July 1, 2005 to June 30, 2006 .......................    $ 10.61         0.46           (0.37)           (0.45)
July 1, 2004 to June 30, 2005 .......................    $ 10.16         0.48            0.45            (0.48)
July 1, 2003 to June 30, 2004 .......................    $ 10.53         0.47           (0.36)           (0.48)
July 1, 2002 to June 30, 2003 .......................    $ 10.30         0.52            0.22            (0.51)

NEBRASKA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------
Administrator Class
July 1, 2007 to December 31, 2007 (Unaudited) .......    $  9.59         0.20            0.12            (0.19)
July 1, 2006 to June 30, 2007 .......................    $  9.65         0.39           (0.04)           (0.39)
July 1, 2005 to June 30, 2006 .......................    $ 10.04         0.39           (0.34)           (0.39)
July 1, 2004 to June 30, 2005 .......................    $ 10.02         0.39            0.17            (0.39)
July 1, 2003 to June 30, 2004 .......................    $ 10.44         0.39           (0.35)           (0.39)
July 1, 2002 to June 30, 2003 .......................    $ 10.16         0.42            0.37            (0.42)

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.


Financial Highlights             Wells Fargo Advantage Municipal Income Funds 73


                                                                          Ending       Ratio to Average Net Assets (Annualized) 1
                                                         Distributions   Net Asset   -----------------------------------------------
                                                           from Net      Value Per   Net Investment     Gross    Expenses      Net
                                                        Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND (continued)
------------------------------------------------------------------------------------------------------------------------------------
Class C
July 1, 2007 to December 31, 2007 (Unaudited) .......        0.00         $ 10.28         3.52%         1.81%     (0.21)%     1.60%
July 1, 2006 to June 30, 2007 .......................        0.00         $ 10.29         3.28%         1.81%     (0.21)%     1.60%
July 1, 2005 to June 30, 2006 .......................        0.00         $ 10.24         3.42%         1.81%     (0.21)%     1.60%
July 1, 2004 to June 30, 2005 .......................        0.00         $ 10.61         3.63%         1.79%     (0.19)%     1.60%
July 1, 2003 to June 30, 2004 .......................        0.00         $ 10.16         3.62%         1.78%     (0.18)%     1.60%
July 1, 2002 to June 30, 2003 .......................        0.00         $ 10.53         3.95%         1.71%     (0.13)%     1.58%

Administrator Class
July 1, 2007 to December 31, 2007 (Unaudited) .......        0.00         $ 10.29         4.51%         0.88%     (0.28)%     0.60%
July 1, 2006 to June 30, 2007 .......................        0.00         $ 10.29         4.27%         0.88%     (0.28)%     0.60%
July 1, 2005 to June 30, 2006 .......................        0.00         $ 10.25         4.41%         0.87%     (0.27)%     0.60%
July 1, 2004 to June 30, 2005 .......................        0.00         $ 10.61         4.62%         0.74%     (0.14)%     0.60%
July 1, 2003 to June 30, 2004 .......................        0.00         $ 10.16         4.60%         0.70%     (0.10)%     0.60%
July 1, 2002 to June 30, 2003 .......................        0.00         $ 10.53         4.97%         0.67%     (0.07)%     0.60%

NEBRASKA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
Administrator Class
July 1, 2007 to December 31, 2007 (Unaudited) .......       (0.04)        $  9.68         3.93%         0.99%     (0.24)%     0.75%
July 1, 2006 to June 30, 2007 .......................       (0.02)        $  9.59         4.02%         0.97%     (0.22)%     0.75%
July 1, 2005 to June 30, 2006 .......................       (0.05)        $  9.65         3.95%         0.88%     (0.13)%     0.75%
July 1, 2004 to June 30, 2005 .......................       (0.15)        $ 10.04         3.88%         0.84%     (0.07)%     0.77%
July 1, 2003 to June 30, 2004 .......................       (0.07)        $ 10.02         3.83%         0.87%     (0.04)%     0.83%
July 1, 2002 to June 30, 2003 .......................       (0.09)        $ 10.44         4.06%         0.87%     (0.05)%     0.82%

                                                                   Portfolio    Net Assets at
                                                          Total     Turnover    End of Period
                                                        Return 2     Rate 4    (000's omitted)
----------------------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND (continued)
----------------------------------------------------------------------------------------------
Class C
July 1, 2007 to December 31, 2007 (Unaudited) .......     1.69%       61%         $   6,816
July 1, 2006 to June 30, 2007 .......................     3.82%       84%         $   6,715
July 1, 2005 to June 30, 2006 .......................    (0.18)%      85%         $   7,160
July 1, 2004 to June 30, 2005 .......................     8.25%       59%         $   8,497
July 1, 2003 to June 30, 2004 .......................     0.02%       63%         $   9,829
July 1, 2002 to June 30, 2003 .......................     6.40%       37%         $  15,161

Administrator Class
July 1, 2007 to December 31, 2007 (Unaudited) .......     2.30%       61%         $ 146,646
July 1, 2006 to June 30, 2007 .......................     4.75%       84%         $ 152,143
July 1, 2005 to June 30, 2006 .......................     0.91%       85%         $ 154,533
July 1, 2004 to June 30, 2005 .......................     9.33%       59%         $ 182,359
July 1, 2003 to June 30, 2004 .......................     1.01%       63%         $ 183,520
July 1, 2002 to June 30, 2003 .......................     7.34%       37%         $ 260,989

NEBRASKA TAX-FREE FUND
----------------------------------------------------------------------------------------------
Administrator Class
July 1, 2007 to December 31, 2007 (Unaudited) .......     3.37%       59%         $  30,718
July 1, 2006 to June 30, 2007 .......................     3.68%       27%         $  36,910
July 1, 2005 to June 30, 2006 .......................     0.49%       19%         $  36,905
July 1, 2004 to June 30, 2005 .......................     5.70%       14%         $  41,963
July 1, 2003 to June 30, 2004 .......................     0.35%        9%         $  46,253
July 1, 2002 to June 30, 2003 .......................     7.91%       19%         $  64,760

74 Wells Fargo Advantage Municipal Income Funds    Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at December 31, 2007, was comprised of 113 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Limited-Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, National Limited-Term Tax-Free Fund, National Tax-Free Fund, and Nebraska Tax-Free Fund.

Each Fund, except the National Limited-Term Tax-Free Fund and National Tax-Free Fund, is a non-diversified series of the Trust. The National Limited-Term Tax-Free Fund and National Tax-Free Fund are diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

Notes to Financial Statements    Wells Fargo Advantage Municipal Income Funds 75


Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 2007.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of December 31, 2007, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At June 30, 2007, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

--------------------------------------------------------------------------------
                                                     Expiration    Capital Loss
FUND                                                    Year      Carryforwards
--------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND                   2015        $ 260,672
--------------------------------------------------------------------------------
COLORADO TAX-FREE FUND                                  2012            6,503
--------------------------------------------------------------------------------
NATIONAL LIMITED-TERM TAX-FREE FUND                     2009          554,191
                                                        2014           61,116
                                                        2015          526,856
--------------------------------------------------------------------------------

76 Wells Fargo Advantage Municipal Income Funds    Notes to Financial Statements


--------------------------------------------------------------------------------
                                                     Expiration    Capital Loss
FUND                                                    Year      Carryforwards
--------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND                                  2008        3,892,239
                                                        2009          157,637
                                                        2012          267,373
                                                        2013          511,385
--------------------------------------------------------------------------------

The Funds had deferred post-October losses occurring subsequent to June 30, 2007. For tax purposes, such losses were treated as having occurred on July 1, 2007. As of June 30, 2007, post-October losses were as follows:

--------------------------------------------------------------------------------
                                                                     Deferred
                                                                   Post-October
FUND                                                               Capital Loss
--------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND                                $   8,906
--------------------------------------------------------------------------------
NATIONAL LIMITED-TERM TAX-FREE FUND                                    208,810
--------------------------------------------------------------------------------

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At December 31, 2007 the following Funds held futures contracts:

---------------------------------------------------------------------------------------------------------------------------
                                                                                                             Net Unrealized
                                                                                                              Appreciation
FUND                                    Contracts          Type          Expiration Date   Notional Amount   (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND   20 Short    US Five Year Notes      March 2008        $2,191,838        $(13,788)
                                        20 Short     US Ten Year Notes      March 2008        $2,246,838         (20,976)
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE FUND                100 Short      US Long Bond         March 2008        11,584,581         (52,909)
---------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND                  25 Short       US Long Bond         March 2008        28,974,954         (34,423)
---------------------------------------------------------------------------------------------------------------------------

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

SWAP CONTRACTS

The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers.

Notes to Financial Statements    Wells Fargo Advantage Municipal Income Funds 77


These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

As of December 31, 2007, the following Funds had open swap contracts:

------------------------------------------------------------------------------------------------------------------------------------
                                       Swap Contract     Notional   Interest Rate/   Interest Rate/                   Net Unrealized
FUND                                       Party        Principal   Index Received     Index Paid     Maturity Date     Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL LIMITED-TERM TAX-FREE FUND   Lehman Brothers  $  745,000       5.80%              NA           3/20/2013         (6,572)
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND                Lehman Brothers   5,000,000       5.80%              NA           3/20/2013        (44,105)
------------------------------------------------------------------------------------------------------------------------------------

INVERSE FLOATING RATE OBLIGATIONS

The Funds may participate in inverse floating rate obligation ("Inverse Floater") structures whereby a fixed-rate bond (the "Fixed-Rate Bond") purchased by the Fund is transferred to a tender option bond trust ("TOB Trust"). The TOB Trust issues floating rate notes ("Floating-Rate Notes") to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust's assets and cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, ("FAS No. 140"), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability under the caption "payable for floating rate notes issued" in the Fund's Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. At December 31, 2007, the Floating Rate Notes outstanding were as follows:

----------------------------------------------------------------------------------------
                                                                         Collateral for
                           Floating Rate                                 Floating Rate
FUND                     Notes Outstanding   Range of Interest Rates   Notes Outstanding
----------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND      $ 1,340,000           3.21% - 4.05%            $2,848,224
----------------------------------------------------------------------------------------

Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Certain previously reported amounts have been revised by the Fund to account for transfers of certain municipal bond securities to trusts in connection with its investments in inverse floating rate securities as secured borrowings as such transfers do not qualify as sales under FAS No. 140. The changes relate to the reported amounts of investments, realized and unrealized gains, interest income and expense, and to the Fund's expense and turnover ratios (if applicable). These revisions have no effect on the Fund's previously reported net assets, net asset values per share or total return and are not considered material to previously issued financial statements.

Financial Highlights amounts have been revised to reflect the inclusion of interest and fee expense related to the Fund's investment in certain inverse floater programs. These revisions are not considered material to previously issued financial statements.

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

78 Wells Fargo Advantage Municipal Income Funds    Notes to Financial Statements


---------------------------------------------------------------------------------------------------------------------------------
                                                                Advisory                                            Subadvisory
                                                               Fees (% of                                           Fees (% of
                                         Average Daily       Average Daily                    Average Daily       Average Daily
FUND                                       Net Assets          Net Assets)    Subadviser       Net Assets           Net Assets)
--------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND   First $500 million        0.400      Wells Capital   First $100 million         0.150
                                         Next $500 million        0.350       Management      Next $200 million         0.100
                                           Next $2 billion        0.300      Incorporated     Over $300 million         0.050
                                           Next $2 billion        0.275
                                           Over $5 billion        0.250

CALIFORNIA TAX-FREE FUND                First $500 million        0.400      Wells Capital   First $100 million         0.200
                                         Next $500 million        0.350       Management      Next $200 million         0.175
                                           Next $2 billion        0.300      Incorporated     Next $200 million         0.150
                                           Next $2 billion        0.275                       Over $500 million         0.100
                                           Over $5 billion        0.250

COLORADO TAX-FREE FUND                  First $500 million        0.400      Wells Capital   First $100 million         0.200
                                         Next $500 million        0.350       Management      Next $200 million         0.175
                                           Next $2 billion        0.300      Incorporated     Next $200 million         0.150
                                           Next $2 billion        0.275                       Over $500 million         0.100
                                           Over $5 billion        0.250

MINNESOTA TAX-FREE FUND                 First $500 million        0.400      Wells Capital   First $100 million         0.200
                                         Next $500 million        0.350       Management      Next $200 million         0.175
                                           Next $2 billion        0.300      Incorporated     Next $200 million         0.150
                                           Next $2 billion        0.275                       Over $500 million         0.100
                                           Over $5 billion        0.250

NATIONAL LIMITED-TERM TAX-FREE FUND     First $500 million        0.400      Wells Capital   First $100 million         0.150
                                         Next $500 million        0.350       Management      Next $200 million         0.100
                                           Next $2 billion        0.300      Incorporated     Over $300 million         0.050
                                           Next $2 billion        0.275
                                           Over $5 billion        0.250

NATIONAL TAX-FREE FUND                  First $500 million        0.400      Wells Capital   First $100 million         0.200
                                         Next $500 million        0.350       Management      Next $200 million         0.175
                                           Next $2 billion        0.300      Incorporated     Next $200 million         0.150
                                           Next $2 billion        0.275                       Over $500 million         0.100
                                           Over $5 billion        0.250

NEBRASKA TAX-FREE FUND                  First $500 million        0.400      Wells Capital   First $100 million         0.200
                                         Next $500 million        0.350       Management      Next $200 million         0.175
                                           Next $2 billion        0.300      Incorporated     Next $200 million         0.150
                                           Next $2 billion        0.275                       Over $500 million         0.100
                                           Over $5 billion        0.250

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

--------------------------------------------------------------------------------
                                                             Administration Fees
                                            Average Daily       (% of Average
                                             Net Assets       Daily Net Assets)
--------------------------------------------------------------------------------
Fund level                                First $5 billion          0.05
                                           Next $5 billion          0.04
                                          Over $10 billion          0.03

Class Level

Notes to Financial Statements    Wells Fargo Advantage Municipal Income Funds 79


--------------------------------------------------------------------------------
                                                             Administration Fees
                                            Average Daily       (% of Average
                                              Net Assets      Daily Net Assets)
--------------------------------------------------------------------------------
Class A, Class B, Class C                 All asset levels          0.28

Class Z                                   All asset levels          0.40*

Administrator Class                       All asset levels          0.10

* Effective November 1, 2007, the class-level administration fee for Class Z was reduced by 0.05%, as shown in the table. Prior to November 1, 2007, the class-level administration fee for Class Z was 0.45%.

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rate:

--------------------------------------------------------------------------------
                                                                 % of Average
                                                               Daily Net Assets
--------------------------------------------------------------------------------
All Municipal Income Funds                                          0.02

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the period ended December 31, 2007, distribution fees incurred are disclosed on the Statements of Operations.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged up to the following annual fees:

--------------------------------------------------------------------------------
                                                                 % of Average
                                                               Daily Net Assets
--------------------------------------------------------------------------------
Class A, Class B, Class C, Class Z, Administrator Class             0.25

For the period ended December 31, 2007, shareholder servicing fees paid were as follows:

-------------------------------------------------------------------------------------------------
                                                                                    Administrator
FUND                                     Class A    Class B    Class C    Class Z       Class
-------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND   $ 50,343         NA   $  5,794         NA   $  31,742

CALIFORNIA TAX-FREE FUND                 456,634   $ 49,079     36,167         NA      64,608

COLORADO TAX-FREE FUND                    61,952      6,903         NA         NA      46,845

MINNESOTA TAX-FREE FUND                   48,898      7,325      1,715   $  4,509     140,155

NATIONAL LIMITED-TERM TAX-FREE FUND        4,270        288        779         NA     102,727

NATIONAL TAX-FREE FUND                   113,697     15,200      8,533         NA     188,020

NEBRASKA TAX-FREE FUND                        NA         NA         NA         NA      44,752

OTHER FEES AND EXPENSES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

80 Wells Fargo Advantage Municipal Income Funds    Notes to Financial Statements


WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the period ended December 31, 2007, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the period ended December 31, 2007, were as follows:

-------------------------------------------------------------------------------------------------
                                                                                    Administrator
FUND                                     Class A    Class B    Class C    Class Z       Class
-------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND       0.85%        NA        1.60%      NA        0.60%

CALIFORNIA TAX-FREE FUND                    0.80%      1.55%       1.55%      NA        0.55%

COLORADO TAX-FREE FUND                      0.85%      1.60%         NA       NA        0.60%

MINNESOTA TAX-FREE FUND                     0.85%      1.60%       1.60%    0.75%       0.60%

NATIONAL LIMITED-TERM TAX-FREE FUND         0.80%*     1.55%*      1.55%*     NA        0.60%

NATIONAL TAX-FREE FUND                      0.85%      1.60%       1.60%      NA        0.60%

NEBRASKA TAX-FREE FUND                        NA         NA          NA       NA        0.75%

* Effective November 1, 2007, the net operating expense ratio for the National Limited-Term Tax-Free Fund Class A, Class B and Class C decreased from 0.85% to 0.80%, 1.60% to 1.55% and 1.60% to 1.55%, respectively. The weighted blended net operating expense ratio for the period ended December 31, 2007 for the National Limited-Term Tax-Free Fund Class A, Class B and Class C is 0.83%, 1.58% and 1.58%, respectively.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the period ended December 31, 2007, were as follows:

--------------------------------------------------------------------------------
FUND                                       Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE FUND      $   31,555,197      $   32,055,807

CALIFORNIA TAX-FREE FUND                      120,814,472         126,988,980

COLORADO TAX-FREE FUND                          9,143,571           9,243,769

MINNESOTA TAX-FREE FUND                        30,732,537          35,626,121

NATIONAL LIMITED-TERM TAX-FREE FUND            26,679,794          26,491,214

NATIONAL TAX-FREE FUND                        152,876,837         167,071,675

NEBRASKA TAX-FREE FUND                         19,569,637          32,990,527

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the period ended December 31, 2007, the Funds had no borrowings under the agreement.

6. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Fund Management has agreed to honor these fee reductions for the benefit of shareholders across the successor

Notes to Financial Statements    Wells Fargo Advantage Municipal Income Funds 81


funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

8. SUBSEQUENT EVENT

At its November 7, 2007 regular quarterly Board meeting, the Board of Trustees of the Trust unanimously approved the liquidation of the Wells Fargo Advantage Nebraska Tax-Free Fund (the "Nebraska Fund"). The liquidation was proposed by Wells Fargo Funds Management, LLC and approved by the Board based, in part, on a review of the Nebraska Fund's long-term viability given its current and projected asset size. Shareholders of the Nebraska Fund on the date of liquidation received a distribution of their account proceeds, including any accrued dividends, in complete redemption of their shares. The liquidation occured on or about January 25, 2008.

At its November 7, 2007 meeting, the Board also unanimously approved the reorganization of each "Target Fund" identified below into certain existing Wells Fargo Advantage Funds ("Acquiring Funds") (each a "Reorganization", collectively the "Reorganizations"), as shown in the table below.

--------------------------------------------------------------------------------
Target Fund                                               Acquiring Fund
--------------------------------------------------------------------------------
National Tax-Free Fund                                 Municipal Bond Fund

National Limited Tax-Free Fund                    Short-Term Municipal Bond Fund

Each Reorganization is subject to the satisfaction of certain conditions, including approval by the respective Target Fund shareholders. A special meeting of the shareholders of the Target Funds is expected to be held in the second quarter of 2008 for the purpose of enabling shareholders to vote on whether to approve their respective Reorganization(s). In connection with the Reorganizations, Class B shares of the National Limited-Term Tax-Free Fund were closed to new investors and additional investments to existing shareholders, effective at the close of business December 20, 2007. If shareholders of a Target Fund approve their respective Reorganization(s), the Target Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund in an amount equal to the then current value of the Target Fund shares.

Upon completion of each Reorganization, the Target Fund will liquidate by distributing the Acquiring Fund shares to the Target Fund shareholders, so that Target Fund shareholders would receive shares of a specified class of the Acquiring Fund with a total value equal to the then current value of their Target Fund shares, cease operations and dissolve. Each Reorganization is structured as a tax-free transaction and it is anticipated that no gain or loss for federal income tax purposes would be recognized by shareholders as a result of these Reorganizations. Shareholders should consult with their own tax advisors regarding the application of tax laws and this transaction to their particular situations. Additionally, Fund shareholders will not incur any sales loads or similar transaction charges or bear any of the costs associated with the Reorganizations.

Prior to each Reorganization, Target Fund shareholders may continue to purchase, redeem and exchange their shares subject to the limitations described in each Target Fund's prospectus (except for the Class B shares of the National Limited-Term Tax-Free Fund). Each proposed Reorganization, if approved by shareholders, is expected to occur by the end of the third quarter of 2008.

82 Wells Fargo Advantage Municipal Income Funds    Notes to Financial Statements


Additional information, including a detailed description of each Reorganization and the Board's reasons for approving it will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of each Target Fund by the second quarter of 2008. The Proxy
Statement/Prospectus will also confirm the date, time and location of the special shareholder meeting.

In addition to the closing of Class B shares of the National Limited-Term Tax-Free Fund, the Board also approved the closing of all other Wells Fargo Advantage Funds Class B shares to new investors and additional investments from existing shareholders effective on or about the close of business February 14, 2008, except in connection with permitted exchanges and the reinvestment of any distributions. Once the Class B shares are closed, existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds subject to the limitations described in each Fund's prospectus. All Class B share features and attributes, including the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged.

In addition, the Board also approved modifying certain share class names and features. Class Z shares will be renamed Investor Class shares and will be modified to assume the features and attributes associated with Investor Class shares, including their exchange privileges. These share class modifications are expected to take place by the end of the third quarter of 2008. Additional information will be provided to shareholders approximately 60 days in advance of the modifications.

Other Information                Wells Fargo Advantage Municipal Income Funds 83


PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information 1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 148 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

-------------------------------------------------------------------------------------------------------------------
                          Position Held and           Principal Occupations During
Name and Age              Length of Service 2         Past Five Years                           Other Directorships
-------------------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee, since 1987         Co-Director for the Calloway School       None
65                                                    of Stephens University of Wake
                                                      Forest University. Prior thereto,
                                                      the Thomas Goho Chair of Finance of
                                                      Wake Forest University, Calloway
                                                      School of Business and Accountancy,
                                                      from 2006-2007 and Associate
                                                      Professor of Finance from
                                                      1999-2005.

-------------------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee, since 1998;        Chairman, CEO and Co-Founder of           None
65                        Chairman, since 2005        Crystal Geyser Water Company and
                          (Lead Trustee since         President of Crystal Geyser Roxane
                          2001)                       Water Company.

-------------------------------------------------------------------------------------------------------------------
Richard M. Leach 4        Trustee, since 1987         Retired. Prior thereto, President         None
74                                                    of Richard M. Leach Associates
                                                      (a financial consulting firm).

-------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell        Trustee, since 2006         Professor of Insurance and Risk           None
54                                                    Management, Wharton School,
                                                      University of Pennsylvania.
                                                      Director of the Boettner Center on
                                                      Pensions and Retirement Research.
                                                      Research associate and board
                                                      member, Penn Aging Research Center.
                                                      Research associate, National Bureau
                                                      of Economic Research.

-------------------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee, since 1996         Senior Counselor to the public            None
56                                                    relations firm of Himle-Horner and
                                                      Senior Fellow at the Humphrey
                                                      Institute, Minneapolis, Minnesota
                                                      (a public policy organization).

-------------------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee, since 1996         Principal of the law firm of              None
67                                                    Willeke & Daniels.
-------------------------------------------------------------------------------------------------------------------

84 Wells Fargo Advantage Municipal Income Funds                Other Information


INTERESTED TRUSTEE 3

-------------------------------------------------------------------------------------------------------------------
                          Position Held and           Principal Occupations During Past
Name and Age              Length of Service 2         Five Years                                Other Directorships
-------------------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee, since 1987         Private Investor/Real Estate              None
63                                                    Developer. Prior thereto, Chairman
                                                      of Whitepoint Capital, LLC until
                                                      2004.

-------------------------------------------------------------------------------------------------------------------

OFFICERS

-------------------------------------------------------------------------------------------------------------------
                          Position Held and           Principal Occupations During Past
Name and Age              Length of Service 2         Five Years                                Other Directorships
-------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since 2003       Executive Vice President of Wells         None
48                                                    Fargo Bank, N.A. and President of
                                                      Wells Fargo Funds Management, LLC
                                                      since 2003. Senior Vice President
                                                      and Chief Administrative Officer of
                                                      Wells Fargo Funds Management, LLC
                                                      from 2001 to 2003.

-------------------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since 2000       Senior Vice President and Secretary       None
47                        Chief Legal Counsel,        of Wells Fargo Funds Management,
                          since 2003                  LLC since 2001. Vice President and
                                                      Managing Senior Counsel of Wells
                                                      Fargo Bank, N.A. since 1996.

-------------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt      Treasurer, since 2007       Vice President and Manager of Fund        None
48                                                    Accounting, Reporting and Tax for
                                                      Wells Fargo Funds Management, LLC
                                                      since 2007. Director of Fund
                                                      Administration and SEC Reporting
                                                      for TIAA-CREF from 2005 to 2007.
                                                      Chief Operating Officer for UMB
                                                      Fund Services, Inc. from 2004 to
                                                      2005. Controller for Sungard
                                                      Transaction Networks from 2002 to
                                                      2004.

-------------------------------------------------------------------------------------------------------------------
Debra Ann Early           Chief Compliance            Chief Compliance Officer of Wells         None
43                        Officer, since 2007         Fargo Funds Management, LLC since
                                                      2007. Chief Compliance Officer of
                                                      Parnassus Investments from 2005 to
                                                      2007. Chief Financial Officer of
                                                      Parnassus Investments from 2004 to
                                                      2007 and Senior Audit Manager of
                                                      PricewaterhouseCoopers LLP from
                                                      1998 to 2004.

-------------------------------------------------------------------------------------------------------------------

1 The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of December 31, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

4     Retired as Trustee effective December 31, 2007.

List of Abbreviations            Wells Fargo Advantage Municipal Income Funds 85


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK.

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Lehman Brothers Bond Indexes, which are published by Lehman Brothers Inc. The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Lehman Brothers, and neither Dow Jones nor Lehman Brothers makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Lehman Brothers Bond Indexes. IN NO EVENT SHALL DOW JONES, LEHMAN BROTHERS OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2008 Wells Fargo Funds Management, LLC. All rights reserved.

www.wellsfargo.com/advantagefunds                                   108273 02-08
                                                              SMILD/SAR105 12-07

                                                           ------------------
                                                     [LOGO]
                                                            WELLS  ADVANTAGE
                                                            FARGO  FUNDS
                                                           ------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]   Semi-Annual Report

                    December 31, 2007
--------------------------------------------------------------------------------

                    WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                    o   WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

                    o   WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

                    o   WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

                    o   WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME
                        FUND

                    o   WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

WANT TO RECEIVE YOUR ANNUAL AND SEMI-ANNUAL REPORTS FASTER?

Sign up for e-delivery at www.wellsfargo.com/advantagefunds,
Keyword: eDocs.

Contents
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS ..................................................      2
PERFORMANCE HIGHLIGHTS
Intermediate Tax-Free Fund ..............................................      4
Municipal Bond Fund .....................................................      6
Short-Term Municipal Bond Fund ..........................................      8
Ultra Short-Term Municipal Income Fund ..................................     10
Wisconsin Tax-Free Fund .................................................     12
FUND EXPENSES ...........................................................     14
PORTFOLIO OF INVESTMENTS
Intermediate Tax-Free Fund ..............................................     16
Municipal Bond Fund .....................................................     27
Short-Term Municipal Bond Fund ..........................................     36
Ultra Short-Term Municipal Income Fund ..................................     46
Wisconsin Tax-Free Fund .................................................     54
FINANCIAL STATEMENTS
Statements of Assets and Liabilities ....................................     60
Statements of Operations ................................................     62
Statements of Changes in Net Assets .....................................     64
Financial Highlights ....................................................     70
NOTES TO FINANCIAL STATEMENTS ...........................................     74
OTHER INFORMATION .......................................................     82
LIST OF ABBREVIATIONS ...................................................     84

                -----------------------------------------------------
                NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
                -----------------------------------------------------

[GRAPHIC OMITTED]   WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO
       INVESTMENT HISTORY

1971   INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997   WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND
       OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & Bieler value FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

Integrity. Expertise. Solutions.
--------------------------------------------------------------------------------

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $155 BILLION IN ASSETS UNDER MANAGEMENT, AS OF DECEMBER 31, 2007.

EQUITY FUNDS
----------------------------------------------------------------------------------------------------------------------------------
Asia Pacific Fund                       Equity Index Fund                                 Opportunity Fund
C&B Large Cap Value Fund                Equity Value Fund                                 Overseas Fund
C&B Mid Cap Value Fund                  Growth and Income Fund                            Small Cap Disciplined Fund
Capital Growth Fund                     Growth Fund                                       Small Cap Growth Fund
Common Stock Fund                       Growth Equity Fund                                Small Cap Opportunities Fund
Discovery Fund                          Index Fund                                        Small Cap Value Fund
Diversified Equity Fund                 International Core Fund                           Small Company Growth Fund
Diversified Small Cap Fund              International Equity Fund                         Small Company Value Fund
Dividend Income Fund                    International Value Fund                          Small/Mid Cap Value Fund
Emerging Growth Fund                    Large Cap Appreciation Fund                       Specialized Financial Services Fund
Emerging Markets Focus Fund             Large Cap Growth Fund                             Specialized Technology Fund
Endeavor Large Cap Fund                 Large Company Core Fund                           Strategic Small Cap Value Fund
Endeavor Select Fund                    Large Company Growth Fund                         U.S. Value Fund
Enterprise Fund                         Mid Cap Disciplined Fund                          Value Fund
Equity Income Fund                      Mid Cap Growth Fund

BOND FUNDS
----------------------------------------------------------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund   Inflation-Protected Bond Fund                     Short-Term High Yield Bond Fund
California Tax-Free Fund                Intermediate Government Income Fund 1             Short-Term Municipal Bond Fund
Colorado Tax-Free Fund                  Intermediate Tax-Free Fund                        Stable Income Fund
Corporate Bond Fund                     Minnesota Tax-Free Fund                           Strategic Income Fund
Diversified Bond Fund                   Municipal Bond Fund                               Total Return Bond Fund
Government Securities Fund 1            National Limited-Term Tax-Free Fund               Ultra Short-Term Income Fund
High Income Fund                        National Tax-Free Fund                            Ultra Short-Term Municipal Income Fund
High Yield Bond Fund                    Short Duration Government Bond Fund 1             Ultra-Short Duration Bond Fund
Income Plus Fund                        Short-Term Bond Fund                              Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
----------------------------------------------------------------------------------------------------------------------------------
Aggressive Allocation Fund              WealthBuilder Conservative Allocation Portfolio   Target 2020 Fund 2
Asset Allocation Fund                   WealthBuilder Equity Portfolio                    Target 2025 Fund 2
Balanced Fund                           WealthBuilder Growth Allocation Portfolio         Target 2030 Fund 2
Conservative Allocation Fund            WealthBuilder Growth Balanced Portfolio           Target 2035 Fund 2
Growth Balanced Fund                    WealthBuilder Moderate Balanced Portfolio         Target 2040 Fund 2
Moderate Balanced Fund                  WealthBuilder Tactical Equity Portfolio           Target 2045 Fund 2
Life Stage-Aggressive Portfolio         Target Today Fund 2                               Target 2050 Fund 2
Life Stage-Conservative Portfolio       Target 2010 Fund 2
Life Stage-Moderate Portfolio           Target 2015 Fund 2

MONEY MARKET FUNDS
----------------------------------------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund 1       Heritage Money Market Fund                        National Tax-Free Money Market Fund
California Tax-Free Money Market Fund   Minnesota Money Market Fund                       National Tax-Free Money Market Trust
California Tax-Free Money Market Trust  Money Market Fund                                 Overland Express Sweep Fund
Cash Investment Money Market Fund       Money Market Trust                                Prime Investment Money Market Fund
Government Money Market Fund 1          Municipal Money Market Fund                       Treasury Plus Money Market Fund 1

VARIABLE TRUST FUNDS 3
--------------------------------------------------------------------------------------------------------------------------
VT Asset Allocation Fund                VT International Core Fund                        VT Opportunity Fund
VT C&B Large Cap Value Fund             VT Large Company Core Fund                        VT Small Cap Growth Fund
VT Discovery Fund                       VT Large Company Growth Fund                      VT Small/Mid Cap Value Fund
VT Equity Income Fund                   VT Money Market Fund                              VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------

 1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

 2 The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

 3 The Variable Trust Funds are generally available only through insurance company variable contracts.

NOT PART OF THE SEMI-ANNUAL REPORT.

2 Wells Fargo Advantage Municipal Income Funds            Letter to Shareholders


[PHOTO OMITTED]

---------------
KARLA M. RABUSCH,
PRESIDENT
WELLS FARGO ADVANTAGE FUNDS
----------------------------

--------------------------------------------------------------------------------
AS AN ALTERNATIVE OPTION FOR BANKS SEEKING LIQUIDITY SUPPORT FROM THE FED BUT NOT WISHING TO PUBLICLY DISPLAY THEIR NEEDS FOR CASH THROUGH THE DISCOUNT WINDOW, THE FED INTRODUCED A SILENT-AUCTION LOAN MECHANISM.
--------------------------------------------------------------------------------

Dear Valued Shareholder,

In this semi-annual report for the six-month period that ended December 31, 2007, you may notice a few changes compared to the report that you received last year at this time. We have redesigned the report so that performance and investment information is more accessible. You may also notice two new pages that feature information about WELLS FARGO ADVANTAGE FUNDS and the Funds that we have to offer to many types of investors.

We will continue to provide you with a general review of the economy and its impact on the stock and bond markets in our semi-annual letter to you, which we have expanded for easier readability. In our next report to you, which will cover the 12-month period that will end June 30, 2008, we will also include the portfolio manager's discussion and a chart showing the growth of a hypothetical $10,000 investment since each fund's inception.

LIQUIDITY PROBLEMS IN THE FIXED-INCOME MARKETS SPARKED A GLOBAL CREDIT CRUNCH.

As liquidity in the fixed-income markets evaporated, a global credit crunch drove U.S. Treasury prices up and widened spreads between Treasuries and the rest of the credit market. Defaults in subprime mortgages were mostly to blame, as participants in the global financial system seemed to collectively discover that these debt obligations were embedded in a vast spectrum of structured debt products and that their expected cash flows were increasingly unlikely to perform as anticipated. As a result, credit and structured product spreads widened dramatically while investors fled unknown risk and sought the safety of U.S. Treasuries--a true flight-to-quality rally.

The stall in the credit market engine was extreme enough to get the attention of the Fed. In mid-August, the Fed announced a surprise cut in the discount rate by 50 basis points in an effort to bolster liquidity after injecting billions of dollars into the capital system during the preceding weeks. (100 basis points equals 1.00%.) However, in the Fed's estimation, these actions were not sufficient, and the Fed subsequently dropped both the federal funds rate and the discount rate by another 50 basis points at its scheduled meeting in mid-September, reversing more than a year of ongoing "inflation risk" vigilance and replacing it with a "risk to growth" cautionary assessment of economic conditions. After a modest rebound in credit conditions during late September and October, the credit crunch returned for a second act in mid-November, prompting further monetary accommodation by the Fed in the last month of the year. As an alternative option for banks seeking liquidity support from the Fed but not wishing to publicly display their needs for cash through the discount window, the Fed introduced a silent-auction loan mechanism. This was a new and innovative way for the Fed to offer supplemental monetary accommodation. However, conventional methods were not neglected either as the Fed further cut the federal funds rate in December by a quarter point to 4.25%.

Although the credit crunch resulted in widened spreads and challenged debt valuations across the board, investment-grade sectors were still able to produce

Letter to Shareholders            Wells Fargo Advantage Municipal Income Funds 3


positive return corporate issues, asset-backed securities (ABS), and even mortgage-backed securities (MBS). Much of the period's spread widening can be attributed to the strong rally in U.S. Treasuries. Yields in credit and structured products declined as well during the period but did not nearly keep pace with the descent of U.S. Treasury yields.

Despite the Fed's efforts, credit spreads and municipal bonds never fully recovered from the credit crunch in July and August, thus marking the end to several protracted quarters of bullish credit valuations. For much of the second half of 2007, higher credit quality tiers generally outperformed each respectively inferior quality level in municipal bonds, from investment grade down through high yield. The AAA-rated municipal bond index generated 372 basis points of total return over the second half of 2007, while the BAA-rated municipal index lost 358 basis points. Thus, portfolios composed of higher-quality municipal bonds generally offered better price protection as the market sold off lower-quality issues in favor of the highest-quality tiers. With the heightened vigilance on credit risk, monoline insurers came under significant valuation pressures late in 2007, as did several credit sectors. Prerefunded municipal bonds generally performed well compared with other municipal bonds, while revenue municipal bonds underperformed. Overall, high-quality and low fundamental credit risk were the key measures of municipal bond valuations over the second half of 2007.

THE UNCERTAINTY OF FUTURE FED ACTION COMBINED WITH OTHER MARKET FORCES SUPPORTS OUR BELIEF THAT SUCCESSFUL INVESTING INCLUDES A BALANCED APPROACH OF OWNING A DIVERSIFIED PORTFOLIO WHILE KEEPING A LONG-TERM PERSPECTIVE.

While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking investment teams who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------
FOR MUCH OF THE SECOND HALF OF 2007, HIGHER CREDIT QUALITY TIERS GENERALLY OUTPERFORMED EACH RESPECTIVELY INFERIOR QUALITY LEVEL IN MUNICIPAL BONDS, FROM INVESTMENT GRADE DOWN THROUGH HIGH YIELD.
--------------------------------------------------------------------------------

4 Wells Fargo Advantage Municipal Income Funds            Performance Highlights


WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Lyle J. Fitterer, CFA, CPA
Kenneth M. Salinger, CFA

FUND INCEPTION

July 31, 2001

--------------------------------------------------------------------------------
CREDIT QUALITY 1
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                 (45%)
AA                                                                   (7%)
A                                                                    (7%)
BBB                                                                 (21%)
BB                                                                   (2%)
Cash                                                                 (1%)
Unrated                                                             (17%)

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                                             (7%)
1-3 Years                                                           (13%)
3-5 Years                                                           (27%)
5-10 Years                                                          (47%)
10-20 Years                                                          (6%)

--------------------------------------------------------------------------------
1 The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution are subject to change.

Performance Highlights            Wells Fargo Advantage Municipal Income Funds 5

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF DECEMBER 31, 2007)

------------------------------------------------------------------------------------------------------------------------------------
                                           Including Sales Charge                   Excluding Sales Charge           Expense Ratio
INTERMEDIATE TAX-FREE FUND        6 Months*  1 Year  5 Year  Life of Fund  6 Months*  1 Year  5 Year  Life of Fund  Gross 3   Net 4
------------------------------------------------------------------------------------------------------------------------------------
Class A (WFTAX)                     (2.69)   (2.38)   3.24       4.38        3.25      3.57    4.47       5.35        1.05%   0.70%

Class C (WFTFX)                      1.86     1.82    3.71       4.58        2.86      2.82    3.71       4.58        1.80%   1.45%

Investor Class (SIMBX)                                                       3.16      3.48    4.58       5.51        1.24%   0.75%

BENCHMARK

   Lehman Brothers 7-Year Municipal
   Bond Index 5                                                              4.79      5.06    3.86       4.68

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END
SALES CHARGE IS 3.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to high-yield securities risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

--------------------------------------------------------------------------------

 2 Performance shown for the Class A and Class C shares prior to inception on July 31, 2007 reflects the performance of the Investor Class shares, and includes expenses that are not applicable to those of Class A and Class C shares. Investor Class annual returns are substantially similar to what the Class A and Class C annual returns would be because the shares are invested in the same portfolio of securities and differ only to the extent that the classes do not have the same expenses. Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the predecessor fund.

 3 For Class A and Class C shares, this is the first fiscal year for the Fund, and thus reflects the gross expense ratio as stated in the August 1, 2007, prospectus and is based on estimates for the current fiscal year. For Investor Class shares, the gross expense ratio shown is as stated in the November 1, 2007, prospectus. It is based on the Fund's previous fiscal year expenses, including acquired fund expenses which are excluded from the gross expenses reported in the Financial Highlights.

 4 The investment adviser has contractually committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

 5 Lehman Brothers 7-Year Municipal Bond Index is the 7-year component of the Lehman Brothers Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa.You cannot invest directly in an Index.

6 Wells Fargo Advantage Municipal Income Funds            Performance Highlights


WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND (the Fund) seeks current income exempt from federal income tax.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Lyle J. Fitterer, CFA, CPA
Kenneth M. Salinger, CFA

FUND INCEPTION

October 23, 1986

--------------------------------------------------------------------------------
CREDIT QUALITY 1
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                 (35%)
AA                                                                   (9%)
A                                                                    (5%)
BBB                                                                 (22%)
BB                                                                   (2%)
CCC                                                                  (1%)
Unrated                                                             (26%)

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                                             (5%)
1-3 Years                                                           (11%)
3-5 Years                                                           (15%)
5-10 Years                                                          (41%)
10-20 Years                                                         (16%)
20 + Years                                                          (12%)

--------------------------------------------------------------------------------
1 The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution are subject to change.

Performance Highlights            Wells Fargo Advantage Municipal Income Funds 7

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF DECEMBER 31, 2007)

--------------------------------------------------------------------------------------------------------------------------------
                                        Including Sales Charge                   Excluding Sales Charge           Expense Ratio
MUNICIPAL BOND FUND              6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross 3   Net 4
--------------------------------------------------------------------------------------------------------------------------------
Class A (WMFAX)                   (2.86)     (2.33)    4.97     3.86       1.74       2.23     5.94      4.33     1.08%    0.85%
--------------------------------------------------------------------------------------------------------------------------------
Class B (WMFBX)                   (3.64)     (3.53)    4.84     3.58       1.36       1.47     5.17      3.58     1.83%    1.60%
--------------------------------------------------------------------------------------------------------------------------------
Class C (WMFCX)                    0.25       0.36     5.15     3.57       1.25       1.36     5.15      3.57     1.83%    1.60%
--------------------------------------------------------------------------------------------------------------------------------
Administrator Class (WMFDX)                                                1.80       2.48     6.13      4.46     0.90%    0.60%
--------------------------------------------------------------------------------------------------------------------------------
Investor Class (SXFIX)                                                     1.66       2.17     5.96      4.38     1.25%    0.80%
--------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   Lehman Brothers Municipal Bond Index 5                                  3.22       3.36     4.30      5.18
--------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. ADMINISTRATOR CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. CURRENTLY CLASSES A, B, C AND ADMINISTRATOR SHARES ARE CLOSED TO NEW INVESTORS.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to high-yield securities risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

--------------------------------------------------------------------------------

2 Performance shown prior to April 11, 2005 for the Class A, Class B, Class C, and Investor Class shares reflects the performance of the Investor Class shares of the Strong Municipal Bond Fund, the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Administrator Class shares on April 11, 2005, reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.

3 Reflects the gross expense ratio as stated in the November 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses, including acquired fund expenses which are excluded from the gross expenses reported in the Financial Highlights.

4 The investment adviser has contractually committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

8 Wells Fargo Advantage Municipal Income Funds            Performance Highlights


WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND (the Fund) seeks current income exempt from federal income tax consistent with capital preservation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Wendy Casetta
Lyle J. Fitterer, CFA, CPA

FUND INCEPTION

December 31, 1991

--------------------------------------------------------------------------------
CREDIT QUALITY 1
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                        (46%)
AA                                                                          (9%)
A                                                                           (5%)
BBB                                                                        (14%)
B                                                                           (2%)
CCC                                                                         (1%)
Unrated                                                                    (23%)

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                                                   (22%)
1-3 Years                                                                  (35%)
3-5 Years                                                                  (36%)
5-10 Years                                                                  (6%)
20+Years                                                                    (1%)

--------------------------------------------------------------------------------

1 The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution are subject to change.

Performance Highlights            Wells Fargo Advantage Municipal Income Funds 9

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF DECEMBER 31, 2007)

-----------------------------------------------------------------------------------------------------------------------------------
                                           Including Sales Charge                  Excluding Sales Charge            Expense Ratio
SHORT-TERM MUNICIPAL BOND FUND     6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross 3    Net 4
-----------------------------------------------------------------------------------------------------------------------------------
Class C (WSSCX)                       1.11      2.04     2.42     2.78       2.11       3.04     2.42     2.78      1.74%    1.55%
-----------------------------------------------------------------------------------------------------------------------------------
Investor Class (STSMX)                                                       2.57       3.96     3.50     3.94      1.16%    0.66%
-----------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   Lehman Brothers 3-Year Municipal Bond Index 5                             3.71       5.00     2.67     3.99
-----------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE PERIOD SHOWN. INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to high-yield securities risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

--------------------------------------------------------------------------------

2 Performance shown prior to April 11, 2005 for the Class C and Investor Class shares reflects the performance of the Class C and Investor Class shares, respectively, of the Strong Short-Term Municipal Bond Fund, the predecessor fund. Performance shown prior to the inception of the Class C shares of the predecessor fund on January 31, 2003, reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Class C sales charges and expenses.

3 Reflects the gross expense ratio as stated in the November 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses, including acquired fund expenses which are excluded from the gross expenses reported in the Financial Highlights.

4 The investment adviser has contractually committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 Lehman Brothers 3-Year Municipal Bond Index is the 3-year component of the Lehman Brothers Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

10 Wells Fargo Advantage Municipal Income Funds           Performance Highlights


                    WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND (the Fund) seeks current income exempt from federal income tax consistent with capital preservation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Julio C. Bonilla, CFA
Wendy Casetta
Lyle J. Fitterer, CFA, CPA

FUND INCEPTION

November 30, 1995

--------------------------------------------------------------------------------
CREDIT QUALITY 1
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                                                        (31%)
AA                                                                         (20%)
A                                                                           (8%)
BBB                                                                        (10%)
Cash                                                                        (2%)
Unrated                                                                    (29%)

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                                                   (66%)
1-3 Years                                                                  (16%)
3-5 Years                                                                  (17%)
5-10 Years                                                                  (1%)

--------------------------------------------------------------------------------

1 The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution are subject to change.

Performance Highlights           Wells Fargo Advantage Municipal Income Funds 11

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF DECEMBER 31, 2007)

--------------------------------------------------------------------------------------------------------------
                                                                                               Expense Ratio
ULTRA SHORT-TERM MUNICIPAL INCOME FUND                6 Months*   1 Year   5 Year   10 Year   Gross 3   Net 4
--------------------------------------------------------------------------------------------------------------
Advisor Class (SMAVX)                                   2.34       3.98     2.28      2.63       1.07%  0.72%
--------------------------------------------------------------------------------------------------------------
Institutional Class (SMAIX)                             2.52       4.35     2.83      3.23       0.62%  0.37%
--------------------------------------------------------------------------------------------------------------
Investor Class (SMUAX)                                  2.34       3.99     2.47      2.97       1.25%  0.72%
--------------------------------------------------------------------------------------------------------------
BENCHMARK
   Lehman Brothers 1-Year Municipal Bond Index 5        2.76       4.37     2.36      3.44
--------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADVISOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to high-yield securities risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

--------------------------------------------------------------------------------
2 Performance shown prior to April 11, 2005 for the Advisor Class, Institutional Class and Investor Class shares reflects the performance of the Advisor Class, Institutional Class and Investor Class shares, respectively, of the Strong Ultra Short-Term Municipal Income Fund, the predecessor fund. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses. Performance shown prior to the inception of the Institutional Class of the predecessor fund on July 31, 2000, shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

3 Reflects the gross expense ratio as stated in the November 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses, including acquired fund expenses which are excluded from the gross expenses reported in the Financial Highlights.

4 The investment adviser has contractually committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 Lehman Brothers 1-Year Municipal Bond Index is the 1-year component of the Lehman Brothers Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

12 Wells Fargo Advantage Municipal Income Funds           Performance Highlights


WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax and Wisconsin individual income tax.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Lyle J. Fitterer, CFA, CPA
Thomas Stoeckmann

FUND INCEPTION

April 6, 2001

--------------------------------------------------------------------------------
CREDIT QUALITY 1
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

BB                                                                          (2%)
B                                                                           (1%)
Unrated                                                                    (19%)
AAA                                                                        (44%)
AA                                                                         (10%)
A                                                                          (11%)
BBB                                                                        (13%)

--------------------------------------------------------------------------------
MATURITY DISTRIBUTION 1
(AS OF DECEMBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

20+ Years                                                                   (4%)
0-1 Year                                                                   (18%)
1-3 Years                                                                  (13%)
3-5 Years                                                                  (17%)
5-10 Years                                                                 (39%)
10-20 Years                                                                 (9%)

--------------------------------------------------------------------------------
1 The ratings indicated are from Standard & Poor's and/or Moody's Investors Service. Credit quality and maturity distribution are subject to change.

Performance Highlights           Wells Fargo Advantage Municipal Income Funds 13

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF DECEMBER 31, 2007)

------------------------------------------------------------------------------------------------------------------------------------
                                       Including Sales Charge                      Excluding Sales Charge             Expense Ratio
WISCONSIN TAX-FREE FUND        6 Months*   1 Year   5 Year Life of Fund   6 Months*   1 Year   5 Year Life of Fund   Gross 3   Net 4
------------------------------------------------------------------------------------------------------------------------------------
Class C (WWTCX)                  1.43     1.52        3.27       4.22        2.43      2.52      3.27        4.22       1.89%  1.49%
------------------------------------------------------------------------------------------------------------------------------------
Investor Class (SWFRX)                                                       2.81      3.28      4.23        5.34       1.31%  0.75%
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   Lehman Brothers Municipal Bond Index 5                                    3.22       3.36      4.30        5.04
------------------------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%.PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to Wisconsin municipal securities risk, Puerto Rico securities risk and high-yield securities risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

--------------------------------------------------------------------------------
2 Performance shown prior to April 11, 2005 for the Class C and Investor Class shares reflects the performance of the Class C and Investor Class shares, respectively, of the Strong Wisconsin Tax-Free Fund, the predecessor fund. Performance shown prior to the inception of the Class C shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Class C sales charges and expenses.

3 Reflects the gross expense ratio as stated in the November 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

4 The investment adviser has contractually committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

14 Wells Fargo Advantage Municipal Income Funds                    Fund Expenses


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from July 1, 2007 to December 31, 2007.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------------------------------------
                                                                  Beginning       Ending         Expenses
                                                                Account Value  Account Value    Paid During    Net Annual
WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND                  07-01-2007     12-31-2007      Period 1    Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
CLASS A 2

   Actual                                                         $1,000.00       $1,032.50        $2.98         0.70%

   Hypothetical (5% return before expenses)                       $1,000.00       $1,018.02        $2.96         0.70%

---------------------------------------------------------------------------------------------------------------------------
CLASS C 2

   Actual                                                         $1,000.00       $1,028.60        $6.16         1.45%

   Hypothetical (5% return before expenses)                       $1,000.00       $1,014.88        $6.12         1.45%

---------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS

   Actual                                                         $1,000.00       $1,031.60        $3.84         0.75%

   Hypothetical (5% return before expenses)                       $1,000.00       $1,021.42        $3.82         0.75%

---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------------------------------------
CLASS A

   Actual                                                         $1,000.00       $1,017.40        $4.32         0.85%

   Hypothetical (5% return before expenses)                       $1,000.00       $1,020.92        $4.33         0.85%

CLASS B

   Actual                                                         $1,000.00       $1,013.60        $8.12         1.60%

   Hypothetical (5% return before expenses)                       $1,000.00       $1,017.14        $8.13         1.60%

CLASS C

   Actual                                                         $1,000.00       $1,012.50        $8.12         1.60%

   Hypothetical (5% return before expenses)                       $1,000.00       $1,017.14        $8.13         1.60%
---------------------------------------------------------------------------------------------------------------------------

Fund Expenses                    Wells Fargo Advantage Municipal Income Funds 15


---------------------------------------------------------------------------------------------------------------------------
                                                                 Beginning         Ending       Expenses
                                                               Account Value   Account Value   Paid During    Net Annual
WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND (continued)            07-01-2007      12-31-2007     Period 1     Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS

   Actual                                                        $1,000.00       $1,018.00        $3.05          0.60%

   Hypothetical (5% return before expenses)                      $1,000.00       $1,022.18        $3.06          0.60%

INVESTOR CLASS
   Actual                                                        $1,000.00       $1,016.60        $4.07          0.80%

   Hypothetical (5% return before expenses)                      $1,000.00       $1,021.17        $4.08          0.80%

---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------------------------------------
CLASS C

   Actual                                                        $1,000.00       $1,021.10        $7.90          1.55%

   Hypothetical (5% return before expenses)                      $1,000.00       $1,017.39        $7.88          1.55%

---------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS

   Actual                                                        $1,000.00       $1,025.70        $3.37          0.66%

   Hypothetical (5% return before expenses)                      $1,000.00       $1,021.88        $3.36          0.66%

---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND
---------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS

   Actual                                                        $1,000.00       $1,023.40        $3.67          0.72%

   Hypothetical (5% return before expenses)                      $1,000.00       $1,021.58        $3.67          0.72%

---------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS

   Actual                                                        $1,000.00       $1,025.20        $1.89          0.37%

   Hypothetical (5% return before expenses)                      $1,000.00       $1,023.34        $1.89          0.37%

INVESTOR CLASS

   Actual                                                        $1,000.00       $1,023.40        $3.67          0.72%

   Hypothetical (5% return before expenses)                      $1,000.00       $1,021.58        $3.67          0.72%

---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------------------
CLASS C

   Actual                                                        $1,000.00       $1,024.30        $7.60          1.49%

   Hypothetical (5% return before expenses)                      $1,000.00       $1,017.69        $7.58          1.49%

---------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS

   Actual                                                        $1,000.00       $1,028.10        $3.83          0.75%

   Hypothetical (5% return before expenses)                      $1,000.00       $1,021.42        $3.82          0.75%

--------------------------------------------------------------------------------
1 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365 (to reflect the one-half year period).

2 This class commenced operations on July 31, 2007. Actual expenses shown for this class are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 154/365 (to reflect the period from July 31, 2007 to December 31, 2007).

16 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 99.01%

ALABAMA: 3.10%
$  2,255,000  ALABAMA STATE BOARD OF EDUCATION GEORGE C WALLACE COMMUNITY
              COLLEGE(COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)                   5.25%           07/01/2023     $   2,403,244
   1,835,000  JEFFERSON COUNTY AL SERIES A                                           5.25            01/01/2011         1,929,980
   3,500,000  MONTGOMERY AL BMC SPECIAL CARE FACILITIES BAPTIST HEALTH SERIES
              A2(HEALTH FACILITIES FINANCING AUTHORITY REVENUE, MBIA INSURED)
              SS.                                                                    5.00            11/15/2014         3,804,710
   1,540,000  MONTGOMERY AL BMC SPECIAL CARE FACILITIES BAPTIST HEALTH SERIES
              A2 PREREFUNDED (SPECIAL FACILITIES REVENUE, MBIA INSURED)SS.           5.00            11/15/2014         1,674,072
   3,000,000  MONTGOMERY AL BMC SPECIAL CARE FACILITIES BAPTIST HEALTH SERIES
              C (HEALTH FACILITIES FINANCING AUTHORITY REVENUE)SS.                   5.25            11/15/2014         3,306,540

                                                                                                                       13,118,546
                                                                                                                    -------------
ALASKA: 0.11%
     350,000  ALASKA ENERGY AUTHORITY BRADLEY LAKE FOURTH SERIES (ELECTRIC
              REVENUE LOC)                                                           6.00            07/01/2015           402,549
      55,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
              SETTLEMENT REVENUE ASSET-BACKED                                        4.80            06/01/2011            57,880

                                                                                                                          460,429
                                                                                                                    -------------
ARIZONA: 5.90%
     250,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
              SERIES A PREREFUNDED (HOSPITAL REVENUE)SS.                             5.25            02/15/2013           265,438
   4,875,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
              SERIES B (HOSPITAL REVENUE)SS.+/-                                      4.27            02/01/2042         4,814,063
   3,745,000  ARIZONA HFA MORTGAGE-BACKED SECURITIES PROGRAM SERIES B (HOUSING
              REVENUE, FHLMC)                                                        5.15            12/01/2035         3,871,319
     215,000  ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT
              (PROPERTY TAX REVENUE)                                                 5.10            07/15/2013           215,550
     230,000  ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT
              (PROPERTY TAX REVENUE)                                                 5.20            07/15/2014           230,727
     125,000  ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT
              (PROPERTY TAX REVENUE)                                                 5.25            07/15/2015           125,151
     200,000  ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT
              (PROPERTY TAX REVENUE)                                                 5.38            07/15/2016           200,742
     200,000  ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT
              (PROPERTY TAX REVENUE)                                                 5.45            07/15/2017           199,848
   1,000,000  ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT
              (PROPERTY TAX REVENUE)                                                 5.90            07/15/2022         1,000,690
   2,000,000  GILBERT AZ WATER RESERVE MUNICIPAL PROPERTY CORPORATION SUB LIEN
              (WATER REVENUE)                                                        4.75            10/01/2032         2,056,460
   3,600,000  GILBERT AZ WATER RESOURCE MUNICIPAL PROPERTY CORPORATION (SEWER
              REVENUE)                                                               4.90            04/01/2019         3,610,512
   3,000,000  GOODYEAR AZ MCDOWELL ROAD COMMERCIAL CORRIDOR IMPROVEMENT
              DISTRICT(SPECIAL TAX REVENUE, AMBAC INSURED)                           5.25            01/01/2020         3,203,910
     245,000  SCOTTSDALE WATERFRONT COMMERCIAL COMMUNITY FACILITIES DISTRICT
              AZ (PROPERTY TAX REVENUE)                                              5.35            07/15/2017           244,814
     250,000  SCOTTSDALE WATERFRONT COMMERCIAL COMMUNITY FACILITIES DISTRICT
              AZ (PROPERTY TAX REVENUE)                                              5.75            07/15/2022           247,808
   3,750,000  SURPRISE AZ MUNICIPAL PROPERTY CORPORATION (WATER & WASTEWATER
              AUTHORITY REVENUE)                                                     4.70            04/01/2022         3,588,113
     725,000  VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)            4.85            07/15/2014           717,547
     375,000  VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)#           6.00            07/15/2013           392,569

                                                                                                                       24,985,261
                                                                                                                    -------------
ARKANSAS: 1.29%
   1,000,000  CABOT AR SALES & USE TAX                                               4.60            12/01/2025         1,001,280
     485,000  HEBER SPRINGS AR (SALES TAX REVENUE, CIFG INSURED)                     4.70            06/01/2030           474,325
   2,345,000  HOWARD COUNTY AR (SALES TAX REVENUE, RADIAN INSURED)                   4.25            06/01/2047         1,966,423
   2,000,000  ROGERS AR CAPITAL IMPROVEMENT (PROPERTY TAX REVENUE, XLCA
              INSURED)                                                               4.25            03/01/2031         2,023,740

                                                                                                                        5,465,768
                                                                                                                    -------------
CALIFORNIA: 2.89%
   3,000,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED (HCFR
              LOC)SS.+/-                                                             2.50            05/15/2029         3,000,000
     800,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED
              CONVERTIBLE (HCFR LOC)SS.+/-                                           2.50            05/15/2029           800,000
   1,800,000  DINUBA CA REDEVELOPMENT AGENCY MERGED CITY REDEVELOPMENT PROJECT
              #2(OTHER REVENUE)                                                      4.45            10/01/2011         1,802,574

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 17


INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
CALIFORNIA (continued)
$  1,900,000  FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY (TOLL ROAD
              REVENUE)                                                               5.25%           07/15/2010     $   1,886,054
   1,240,000  LOS ANGELES CA HOUSING AUTHORITY REFERENCE SERIES A (HOUSING
              REVENUE, FNMA)                                                         4.88            08/15/2027         1,252,747
     325,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
              REVENUE)                                                               4.50            03/01/2011           324,129
     250,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
              REVENUE)                                                               5.50            03/01/2008           250,178
   2,805,000  SOUTHERN CA LOGISTICS AIRPORT AUTHORITY (AIRPORT REVENUE)              5.25            12/01/2017         2,789,881
     100,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY                             6.75            07/01/2013           115,483

                                                                                                                       12,221,046
                                                                                                                    -------------
COLORADO: 2.29%
   1,370,000  COLORADO ECFA CHARTER SCHOOL MONUMENT ACADEMY PROJECT (OTHER
              REVENUE)                                                               5.50            10/01/2017         1,348,587
     205,000  COLORADO ECFA CHEYENNE MOUNTAIN CHARTER SERIES A (LEASE REVENUE)       5.00            06/15/2015           212,636
     220,000  COLORADO ECFA CHEYENNE MOUNTAIN CHARTER SERIES A (LEASE REVENUE)       5.00            06/15/2016           227,832
     230,000  COLORADO ECFA CHEYENNE MOUNTAIN CHARTER SERIES A (LEASE REVENUE)       5.00            06/15/2017           237,717
   6,175,000  DENVER COLORADO HEALTH & HOSPITAL AUTHORITY SERIES A PREREFUNDED
              (HCFR)SS.                                                              6.25            12/01/2014         7,185,230
     250,000  NORTH RANGE METRO DISTRICT #1 CO (PROPERTY TAX REVENUE, ACA
              INSURED)                                                               5.00            12/15/2015           240,625
     245,000  NORTHWEST PARKWAY CO PUBLIC HIGHWAY AUTHORITY CAPITAL
              APPRECIATION CONVERTIBLE (TOLL ROAD REVENUE LOC)^                      2.15            06/15/2012           222,720

                                                                                                                       9,675,347
                                                                                                                    -------------
DISTRICT OF COLUMBIA: 0.12%
     450,000  DISTRICT OF COLUMBIA CATHOLIC UNIVERSITY OF AMERICA (OTHER
              REVENUE, MBIA INSURED)                                                 5.00            10/01/2017           491,207
                                                                                                                    -------------
FLORIDA: 7.81%
   1,150,000  AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL (OTHER
              REVENUE)                                                               4.80            11/01/2012         1,057,379
   1,800,000  BREVARD COUNTY FL RETIREMENT HOUSING FUNDING (HCFR LOC)SS.+/-          5.50            12/01/2028         1,800,000
   1,500,000  BROWARD COUNTY FL HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
              SERVICES(HCFR, SUNTRUST BANK LOC)                                      5.50            08/15/2014         1,567,785
   5,465,000  CAPITAL TRUST AGENCY FL SEMINOLE TRIBE CONVENTION SERIES A
              (OTHER REVENUE LOC)SS.                                                 8.95            10/01/2033         6,850,760
   1,525,000  CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B (OTHER
              REVENUE)                                                               5.13            05/01/2016         1,366,171
   3,000,000  FLORIDA HOUSING FINANCE CORPORATION HOUSING AUGUSTINE CLUB
              APARTMENTS D1(HOUSING REVENUE, MBIA INSURED)SS.                        5.75            10/01/2030         3,259,650
     515,000  FLORIDA STATE JACKSONVILLE TRANSTATION AUTHORITY (TAX REVENUE)         9.20            01/01/2015           647,170
   1,650,000  GULF BREEZE FL (OTHER REVENUE, FGIC INSURED)                           5.00            12/01/2020         1,757,382
     835,000  GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B (OTHER
              REVENUE LOC)                                                           4.75            12/01/2015           873,318
     500,000  GULF BREEZE FL REVENUE PUTTABLE (GO STATES, TERRITORIES LOC,
              FGIC INSURED)SS.                                                       5.50            12/01/2015           526,000
     385,000  HIGHLANDS COUNTY FL HOSPITAL ADVENTIST HEALTH SYSTEM D
              PREREFUNDED (HCFR)SS.                                                  5.38            11/15/2035           423,431
     660,000  MIAMI DADE COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE, FGIC
              INSURED)                                                               5.00            05/01/2016           710,853
   3,245,000  ORLANDO FL HOUSING AUTHORITY WEST OAKS APARTMENTS PROJECTS
              PUTTABLE (HOUSING REVENUE, FNMA)SS.                                    5.05            08/01/2033         3,422,209
     500,000  ORLANDO FL UTILITIES COMMISSION SUBSERIES D (UTILITIES REVENUE
              LOC)                                                                   6.75            10/01/2017           594,440
   1,250,000  PALM BEACH COUNTY FL BIOMEDICAL RESEARCH PARK PROJECT SERIES C
              (OTHER REVENUE, XLCA COMPANY INSURED)                                  5.00            11/01/2017         1,354,225
   1,535,000  SANTA ROSA BAY BRIDGE AUTHORITY FL (TOLL ROAD REVENUE, ACA
              INSURED)^                                                              3.76            07/01/2012         1,298,103
   2,000,000  SEMINOLE INDIAN TRIBE OF FLORIDA SERIES A (GO - STATES,
              TERRITORIES)++                                                         5.75            10/01/2022         2,001,420
   1,000,000  SOUTH BROWARD HOSPITAL DISTRICT FL SERIES A (HOSPITAL REVENUE,
              MBIA INSURED)                                                          5.00            05/01/2011         1,049,970
   2,500,000  VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)SS.+/-                    5.50            12/01/2028         2,500,000

                                                                                                                       33,060,266
                                                                                                                    -------------
GEORGIA: 0.66%
   1,000,000  FORSYTH COUNTY GA HOSPITAL AUTHORITY GEORGIA BAPTIST HEALTHCARE
              SYSTEMS PROJECT (HEALTHCARE FACILITIES REVENUE)                        6.25            10/01/2018         1,147,800
      10,000  GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE PREREFUNDED
              SERIES Y(ELECTRIC REVENUE LOC, MBIA INSURED)SS.                        6.50            01/01/2017            11,658
     690,000  GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES Y
              (ELECTRIC REVENUE LOC, MBIA INSURED)                                   6.50            01/01/2017           797,661
     850,000  IRWIN COUNTY GA MUNICIPAL CORRECTIONS PROJECT SERIES A (LEASE
              REVENUE)                                                               8.00            08/01/2037           852,448

                                                                                                                        2,809,567
                                                                                                                    -------------

18 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
GUAM: 0.30%
$  1,195,000  GUAM EDUCATION FINANCING FOUNDATION COP GUAM PUBLIC SCHOOL
              FACILITIES PROJECT SERIES A (EDUCATIONAL FACILITIES REVENUE)           5.00%           10/01/2017     $   1,251,392
                                                                                                                    -------------
ILLINOIS: 5.19%
     250,000  AURORA IL SERIES B                                                     4.90            12/30/2011           247,633
     555,000  CHICAGO IL SERIES A PREREFUNDED (PROPERTY TAX REVENUE, MBIA
              INSURED)SS.^                                                           3.71            01/01/2016           540,687
     580,000  EUREKA IL EUREKA COLLEGE PROJECT SESIES 1998B (COLLEGE &
              UNIVERSITY REVENUE, MBIA INSURED)                                      7.00            01/01/2019           602,231
   1,075,000  HAMPSHIRE IL SPECIAL SERVICE AREA #19 CROWN DEVELOPMENT PRAIRIE
              RIDGE EAST B (SPECIAL TAX REVENUE)                                     5.63            03/01/2022         1,021,057
     800,000  HARVEY IL SERIES A (PROPERTY TAX REVENUE)                              5.63            12/01/2032           783,176
   2,250,000  HUNTLEY IL SPECIAL SERVICE AREA #9 (SPECIAL TAX REVENUE,
              GUARANTEE AGREEMENT)                                                   4.60            03/01/2017         2,310,570
     305,000  ILLINOIS FINANCE AUTHORITY CHICAGO CHARTER SCHOOL FOUNDATION
              PROJECT SERIES A                                                       5.25            12/01/2012           310,402
   1,840,000  ILLINOIS FINANCE AUTHORITY EAST ST. LOUIS PROJECT (PROPERTY TAX
              REVENUE, XLCA)                                                         5.00            11/15/2013         1,963,630
   1,570,000  ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
              SERIES A(OTHER REVENUE)                                                4.90            07/01/2013         1,590,379
   2,020,000  ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
              SERIES A(OTHER REVENUE)                                                4.95            07/01/2014         2,049,128
     180,000  ILLINOIS FINANCIAL AUTHORITY NEWMAN FOUNDATION IL FINANCIAL
              (OTHER REVENUE, RADIAN INSURED)                                        5.00            02/01/2020           181,037
   1,150,000  ILLINOIS HEALTH FACILITIES AUTHORITY DECATUR MEMORIAL HOSPITAL
              (HOSPITAL REVENUE)                                                     5.50            10/01/2011         1,212,307
     650,000  ILLINOIS HEALTH FACILITIES AUTHORITY MICHAEL REESE HOSPITAL
              SERIES A (HOSPITAL REVENUE, FIRST SECURITY BANK LOC)                   7.60            02/15/2019           791,336
     500,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY SERIES G (HOUSING
              REVENUE, GO OF AUTHORITY)                                              4.30            01/01/2016           507,785
     765,000  ILLINOIS MERCY HOSPITAL & MEDICAL CENTER (HOSPITAL REVENUE)           10.00            01/01/2015           949,189
     500,000  ILLINOIS STATE FIRST SERIES (GO STATES, TERRITORIES, MBIA
              INSURED)                                                               5.25            10/01/2018           533,895
   1,000,000  NORTHWEST SUBURBAN MUNICIPAL JOINT ACTION WATER AGENCY IL
              SPECIAL OBLIGATION SERIES A (WATER REVENUE)                            5.00            05/01/2014         1,087,280
   1,225,000  SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY LOCAL GOVERNMENT
              PROGRAM COLLINSVILLE LIMITED (SALES TAX REVENUE)                       5.00            03/01/2025         1,162,635
     455,000  TAZEWELL COUNTY IL SCHOOL DISTRICT #51 (PROPERTY TAX REVENUE,
              FGIC INSURED)                                                          9.00            12/01/2017           636,554
     535,000  TAZEWELL COUNTY IL SCHOOL DISTRICT #51 (PROPERTY TAX REVENUE,
              FGIC INSURED)                                                          9.00            12/01/2018           760,898
   2,805,000  VILLAGE OF HAWTHORN WOODS IL AQUATIC CENTER PROJECT (OTHER
              REVENUE)                                                               4.75            12/30/2017         2,707,526

                                                                                                                       21,949,335
                                                                                                                    -------------
INDIANA: 0.68%
     350,000  CLARKSVILLE IN (HCFR LOC)SS.+/-                                        5.50            12/01/2025           350,000
   1,000,000  FORT WAYNE IN RDA GRAND WAYNE CENTER PROJECT (LEASE REVENUE)           5.00            02/01/2020         1,042,280
     500,000  INDIANA HEALTH & EDUCATIONAL FACILITY (COLLEGE & UNIVERSITY
              REVENUE)                                                               5.00            10/01/2016           517,885
     980,000  JEFFERSONVILLE IN BUILDING CORPORATION FIRST MORTGAGE SERIES C
              (OTHER REVENUE)                                                        4.25            08/15/2017           970,651

                                                                                                                        2,880,816
                                                                                                                    -------------
IOWA: 1.84%
   1,000,000  AMES IA MARY GREELEY MEDICAL CENTER (HOSPITAL REVENUE, AMBAC
              INSURED)                                                               5.00            06/15/2021         1,028,800
   1,000,000  CORALVILLE IA TAX INCREMENT SERIES C (TAX ALLOCATION REVENUE)          5.00            06/01/2013         1,021,500
     700,000  CORALVILLE IA TAX INCREMENT SERIES C (TAX INCREMENTAL REVENUE)         5.00            06/01/2016           712,481
     225,000  DES MOINES IA HOSPITAL REVENUE REFUNDED IOWA HEALTH SYSTEMS
              (HFFA REVENUE LOC, AMBAC INSURED)                                      5.25            08/15/2015           225,374
   3,645,000  IOWA FINANCE AUTHORITY REFUNDED CARE INITIATIVES PROJECT
              PREREFUNDED (HEALTHCARE FACILITIES REVENUE)SS.                         9.25            07/01/2025         4,404,326
     385,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE
              ASSET-BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC)SS.          5.50            06/01/2012           414,811

                                                                                                                        7,807,292
                                                                                                                    -------------

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 19


INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
KANSAS: 1.92%
$    280,000  CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
              (TAX ALLOCATION REVENUE)                                               5.00%           09/01/2013     $     276,587
     305,000  CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
              (TAX ALLOCATION REVENUE)                                               5.00            09/01/2014           298,223
     700,000  CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
              (TAX ALLOCATION REVENUE)                                               5.30            09/01/2017           683,921
     120,000  KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES HARTFORD
              (HCFR LOC)                                                             6.13            04/01/2012           122,296
     175,000  MANHATTAN KS TRANSPORTATION DEVELOPMENT DISTRICT                       4.15            08/01/2015           180,882
     235,000  OVERLAND PARK KS DEVELOPMENT CORPORATION FIRST TIER CONVENTION
              SERIES A (OTHER REVENUE, AMBAC INSURED)                                4.00            01/01/2011           238,720
     260,000  OVERLAND PARK KS DEVELOPMENT CORPORATION FIRST TIER CONVENTION
              SERIES A (OTHER REVENUE, AMBAC INSURED)                                4.00            01/01/2012           264,134
     300,000  OVERLAND PARK KS DEVELOPMENT CORPORATION SECOND TIER CONVENTION
              SERIES B (OTHER REVENUE, AMBAC INSURED)                                4.00            01/01/2011           304,749
     525,000  OVERLAND PARK KS DEVELOPMENT CORPORATION SECOND TIER CONVENTION
              SERIES B (OTHER REVENUE, AMBAC INSURED)                                4.00            01/01/2012           533,348
     525,000  PITTSBURG KS SPECIAL OBLIGATED TAX NORTH BROADWAY REDEVELOPMENT
              (PROPERTY TAX REVENUE)                                                 4.50            04/01/2016           489,195
   1,485,000  WYANDOTTE COUNTY KANSAS CITY KS UNITED GOVERNMENT TRANSPORTATION
              DEVELOPMENT STRICT LEGENDS VILLAGE WEST PROJECT (OTHER REVENUE)        4.88            10/01/2028         1,334,406
   3,450,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT REFERENDUM SALES TAX
              SECOND LIEN AREA B (SALES TAX REVENUE)                                 5.00            12/01/2020         3,411,084

                                                                                                                        8,137,545
                                                                                                                    -------------
KENTUCKY: 0.44%
   1,850,000  KENTUCKY EDFA RETIREMENT HOUSING FOUNDATION (HCFR LOC)SS.+/-           5.50            12/01/2028         1,850,000
                                                                                                                    -------------
LOUISIANA: 6.14%
   4,420,000  EAST BATON ROUGE LA MORTGAGE FINANCE AUTHORITY SERIES A (SFHR)         5.40            04/01/2038         4,674,017
   1,250,000  JEFFERSON PARISH LA FINANCIAL AUTHORITY SINGLE FAMILY MORTGAGE
              SERIES D (HOUSING REVENUE, GNMA)                                       4.00            12/01/2023         1,267,650
     500,000  JEFFERSON PARISH LA HOSPITAL SERVICE DISTRICT #001 WEST
              JEFFERSON MEDICAL CENTER SERIES A (HCFR, FIRST SECURITY BANK LOC)      5.25            01/01/2013           512,560
     400,000  JEFFERSON PARISH LA SINGLE FAMILY MORTGAGE SERIES C (HOUSING
              REVENUE, GOVERNMENT NATIONAL MORTGAGE ASSOCIATION)                     4.25            12/01/2017           404,700
   2,580,000  LAFOURCHE PARISH LA HOUSING AUTHORITY CITY PLACE II PROJECT
              (MULTI-FAMILY HOUSING REVENUE, GOVERNMENT NATIONAL MORTGAGE
              ASSOCIATION)                                                           6.70            01/20/2040         2,810,652
   1,000,000  LOUISIANA CORRECTIONAL FACILITIES CORPORATION (LEASE REVENUE,
              AMBAC INSURED)                                                         5.00            09/01/2019         1,091,470
   2,500,000  LOUISIANA OFFICE FACILITIES CORPORATION CAPITOL COMPLEX PROGRAM
              SERIES A(LEASE REVENUE, MBIA INSURED)                                  5.38            03/01/2019         2,576,150
     200,000  LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW ORLEANS
              PROJECT (HCFR, CIFG INSURED)                                           5.00            07/01/2014           212,878
     115,000  LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW ORLEANS
              PROJECT (HCFR, CIFG INSURED)                                           5.00            07/01/2015           122,619
     100,000  LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW ORLEANS
              PROJECT (HCFR, CIFG INSURED)                                           5.00            07/01/2016           106,774
     150,000  LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW ORLEANS
              PROJECT (HCFR, CIFG INSURED)                                           5.00            07/01/2017           159,806
     505,000  LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES
              PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)          4.00            07/01/2015           501,768
     870,000  LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES
              PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)          4.13            07/01/2016           866,607
     925,000  LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES
              PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)          4.25            07/01/2017           922,142
   1,500,000  LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES
              PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)          5.00            07/01/2022         1,538,790
     800,000  LOUISIANA STATE SERIES A (FUEL SALES TAX REVENUE, AMBAC INSURED)       5.38            06/01/2016           859,848
     825,000  NEW ORLEANS LA (SEWER REVENUE, MBIA INSURED)                           5.00            06/01/2012           876,670

20 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
LOUISIANA (continued)
$  1,685,000  NEW ORLEANS LA AVIATION BOARD NEW ORLEANS AVIATION SERIES B1
              (AIRPORT REVENUE, FIRST SECURITY BANK LOC)                             5.25%           01/01/2019     $   1,812,571
   1,365,000  NEW ORLEANS LA PUBLIC IMPROVEMENT SERIES A (PROPERTY TAX
              REVENUE, RADIAN INSURED)                                               5.00            12/01/2016         1,390,512
   1,445,000  NEW ORLEANS LA PUBLIC IMPROVEMENT SERIES A (PROPERTY TAX
              REVENUE, RADIAN INSURED)                                               5.00            12/01/2017         1,463,207
     740,000  NEW ORLEANS LA SEWER SERVICE                                           5.50            06/01/2020           763,895
   1,000,000  PORT NEW ORLEANS LA BOARD COMMERCE SPECIAL PROJECT CG RAILWAY
              INCORPORATED (OTHER REVENUE, MBIA INSURED)                             5.25            08/15/2013         1,065,610

                                                                                                                       26,000,896
                                                                                                                    -------------
MARYLAND: 0.22%
     900,000  WESTMINSTER MD MCDANIEL COLLEGE (COLLEGE & UNIVERSITY REVENUE)         5.00            11/01/2019           921,897
                                                                                                                    -------------
MICHIGAN: 2.16%
     845,000  FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES REVENUE)        5.00            10/01/2017           828,970
   2,270,000  FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES REVENUE)        5.38            10/01/2022         2,214,521
     435,000  FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES REVENUE)        5.50            10/01/2027           417,265
   1,200,000  MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
              OBLIGATION NATAKI TALIBAH (EDUCATIONAL FACILITIES REVENUE)             6.25            10/01/2023         1,200,720
   1,855,000  MICHIGAN STATE BUILDING AUTHORITY (LEASE REVENUE)                      4.63            10/15/2021         1,855,612
     445,000  MICHIGAN STATE ENVIRONMENTAL PROTECTION PROGRAM (PCR)                  6.25            11/01/2012           481,370
   2,000,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY DAUGHTERS CHARITY
              (HOSPITAL REVENUE)                                                     5.25            11/01/2015         2,131,980

                                                                                                                        9,130,438
                                                                                                                    -------------
MINNESOTA: 1.86%
     535,000  CUYUNA RANGE HOSPITAL DISTRICT MINNESOTA (HOSPITAL REVENUE)            4.75            06/01/2012           524,450
     100,000  CUYUNA RANGE HOSPITAL DISTRICT MINNESOTA (HOSPITAL REVENUE)            4.75            06/01/2013            97,321
     595,000  CUYUNA RANGE HOSPITAL DISTRICT MINNESOTA (HOSPITAL REVENUE)            4.75            06/01/2014           572,985
     590,000  MARSHALL MN AVERA MARSHALL REGIONAL MEDICAL CENTER PROJECT
              (HOSPITAL REVENUE)                                                     4.50            11/01/2012           593,280
     730,000  MINNEAPOLIS MN GRANT PARK PROJECT (TAX INCREMENTAL REVENUE)            5.00            02/01/2016           705,019
     215,000  MINNEAPOLIS MN ST. MARY'S HOSPITAL & REHABILITATION                   10.00            06/01/2013           254,403
   1,000,000  ROCHESTER CITY MN MADONNA TOWERS INCORPORATED PROJECT SERIES A
              (HOUSING REVENUE)                                                      5.50            11/01/2017           988,720
   2,500,000  ST. PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEMS SERIES A
              (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)                          5.00            11/15/2015         2,694,075
     500,000  ST. PAUL MN HOUSING & RDA HMONG ACADEMY PROJECT SERIES A (LEASE
              REVENUE)                                                               5.50            09/01/2018           501,325
     910,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
              PLANT REVENUE LOC)                                                     5.50            01/01/2012           949,985

                                                                                                                        7,881,563
                                                                                                                    -------------
MISSISSIPPI: 0.39%
     510,000  MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION NATCHEZ
              MISSISSIPPI CONVENTION
              CENTER PROJECT PREREFUNDEDSS.                                          5.70            07/01/2015           574,270
   1,040,000  MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY
              MISSISSIPPI BAPTIST HEALTH SYSTEM INCORPORATED SERIES A
              (HOSPITAL REVENUE)                                                     5.00            08/15/2018         1,068,735

                                                                                                                        1,643,005
                                                                                                                    -------------
MISSOURI: 3.77%
   1,000,000  CASS COUNTY MO (HOSPITAL REVENUE)                                      5.00            05/01/2016           995,220
     580,000  CASS COUNTY MO (HOSPITAL REVENUE)                                      5.00            05/01/2017           573,574
     830,000  CASS COUNTY MO (HOSPITAL REVENUE)                                      5.50            05/01/2013           856,602
   1,500,000  CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO
              (SALES TAX REVENUE, CIFG INSURED)                                      4.00            04/15/2026         1,507,545
   1,905,000  FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX INCREMENTAL
              REVENUE)                                                               4.50            04/01/2021         1,877,225
   3,425,000  I470 & 350 TRANSPORTATION DEVELOPMENT DISTRICT MO (SALES TAX
              REVENUE, RADIAN INSURED)                                               4.60            06/01/2029         3,444,454
     500,000  KANSAS CITY MO MAINCOR PROJECT SERIES A (TAX INCREMENTAL REVENUE)      5.25            03/01/2018           488,045
     475,000  LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                     5.25            12/01/2014           475,105

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 21


INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MISSOURI (continued)
$  2,000,000  MARYLAND HEIGHTS MO SOUTH HEIGHTS REDEVLOPMENT PROJECT SERIES A
              (TAX INCREMENTAL REVENUE)                                              5.50%           09/01/2018     $   1,982,340
   1,000,000  MISSOURI DEVELOPMENT FINANCE BOARD EASTLAND CENTER PROJECT SERIES
              A (OTHER REVENUE)                                                      5.00            04/01/2020         1,019,220
   1,125,000  MISSOURI STATE DEVELOPMENT FINANCE BOARD ARNOLD ROAD
              INFRASTRUCTURE PROJECT SERIES B (OTHER REVENUE)                        5.00            11/01/2027         1,104,379
     100,000  OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                  4.50            09/01/2011           101,616
     145,000  OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                  4.50            09/01/2013           147,606
     170,000  OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                  4.50            09/01/2014           173,029
     225,000  OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                  4.55            09/01/2016           227,477
   1,000,000  ST. CHARLES COUNTY MO IDA HOUSING VANDERBILT APARTMENTSSS.+/-          5.00            02/01/2029         1,000,560

                                                                                                                       15,973,997
                                                                                                                    -------------
MONTANA: 0.55%
   2,250,000  MONTANA STATE BOARD INVESTMENT PAYROLL TAX WORKERS COMPENSATION
              PROJECT (OTHER REVENUE, MBIA INSURED)                                  6.88            06/01/2011         2,340,653
                                                                                                                    -------------
NEBRASKA: 0.12%
     505,000  O'NEILL NE ST. ANTHONY'S PROJECT                                       6.25            09/01/2012           516,898
                                                                                                                    -------------
NEVADA: 0.24%
     970,000  CLARK COUNTY NV SPECIAL IMPROVEMENT DISTRICT #121A (STATE & LOCAL
              GOVERNMENTS, AMBAC INSURED)                                            4.25            12/01/2013         1,002,883
                                                                                                                    -------------
NEW JERSEY: 8.15%
   2,548,000  BAYONNE NJ BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)              5.00            10/24/2008         2,565,861
   4,920,000  MERCER COUNTY IMPROVEMENT AUTHORITY NJ STATE JUSTICE COMPLEX
              (LEASE REVENUE)                                                        5.80            01/01/2018         5,427,498
   1,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (CIGARETTE TAX REVENUE)      5.00            06/15/2012         1,059,800
   1,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (EXCISE TAX REVENUE)         5.63            06/15/2019         1,002,580
   3,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX (OTHER
              REVENUE)                                                               5.63            06/15/2018         3,010,890
  20,000,000  TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX REVENUE)       5.75            06/01/2032        21,433,400

                                                                                                                       34,500,029
                                                                                                                    -------------
NEW MEXICO: 0.38%
   1,635,000  OTERO COUNTY NM (JAIL FACILITIES REVENUE)                              5.50            04/01/2013         1,588,468
                                                                                                                    -------------
NEW YORK: 3.70%
   1,100,000  BROOKHAVEN NY IDAG (OTHER REVENUE, NORTH FORK BANK)SS.+/-              4.25            11/01/2037         1,108,250
   6,000,000  ERIE COUNTY NY IDAG CITY SCHOOL DISTRICT BUFFALO PROJECT SERIES A
              (OTHER REVENUE, FIRST SECURITY BANK LOC)                               5.75            05/01/2028         6,770,940
   1,065,000  GENESEE COUNTY NY IDA UNITED MEMORIAL MEDICAL CENTER PROJECT
              (HFFA REVENUE)                                                         4.75            12/01/2014         1,011,867
      80,000  NASSAU COUNTY NY IDA                                                   6.88            07/01/2010            84,156
     275,000  NEW YORK CITY NY IDAG 2006 PROJECT SAMARITAN AIDS SERVICES (IDR,
              CITIBANK NA LOC)                                                       4.50            11/01/2015           289,889
   1,000,000  NEW YORK CITY NY IDAG 2006 PROJECT SAMARITAN AIDS SERVICES (IDR,
              CITIBANK NA LOC)                                                       5.00            11/01/2024         1,022,310
     680,000  NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN COLLEGE AERONAUTICS
              SERIES A                                                               5.00            12/01/2016           668,936
     400,000  NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX+/-               5.25            02/01/2029           420,520
     465,000  NEW YORK STATE DORMITORY AUTHORITY HOSPITAL SERIES A (HCFR LOC)        6.00            08/15/2015           492,398
   1,000,000  NEW YORK STATE DORMITORY AUTHORITY NEW YORK UNIVERSITY HOSPITAL
              CENTER SERIES B (HOSPITAL REVENUE)                                     5.25            07/01/2024           960,030
   1,625,000  SENECA NATION INDIANS NY CAPITAL IMPROVEMENTS AUTHORITY SERIES A
              (OTHER REVENUE)++                                                      5.25            12/01/2016         1,645,703
     100,000  TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B                   4.00            06/01/2012           100,804
   1,000,000  TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B1C                 5.50            06/01/2019         1,070,360

                                                                                                                       15,646,163
                                                                                                                    -------------
NORTH DAKOTA: 0.23%
     850,000  MERCER COUNTY ND ANTELOPE VALLEY STATION (ELECTRIC REVENUE LOC)        7.20            06/30/2013           953,921
                                                                                                                    -------------

22 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
OHIO: 1.80%
$    500,000  AKRON BATH COPLEY OH JOINT TOWNSHIP AKRON GENERAL HEALTH SYSTEMS
              (HCFR)                                                                 5.00%           01/01/2014     $    517,805
     300,000  AKRON BATH COPLEY OH JOINT TOWNSHIP AKRON GENERAL HEALTH SYSTEMS
              (HCFR)                                                                 5.00            01/01/2015           310,560
   2,500,000  AMERICAN MUNICIPAL POWER OH INCORPORATED PREPAYMENT SERIES A
              (ELECTRIC REVENUE)                                                     5.00            02/01/2010         2,577,525
   2,000,000  BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A2
              (EXCISE TAX REVENUE)                                                   5.13            06/01/2024         1,890,560
   1,040,000  FRANKLIN COUNTY OH CHILDREN'S HOSPITAL PROJECT (HCFR)                 10.38            06/01/2013         1,221,012
   1,100,000  RIVERSOUTH OH AUTHORITY LAZARUS BUILDING REDEVELOPMENT SERIES A
              (OTHER REVENUE)                                                        5.75            12/01/2027         1,096,062

                                                                                                                        7,613,524
                                                                                                                    -------------
OKLAHOMA: 1.75%
   1,000,000  CHICKASAW NATION OK HEALTH SYSTEMS (HCFR)++                            5.38            12/01/2017         1,012,760
   2,750,000  CHICKASAW NATION OK HEALTH SYSTEMS (HCFR)++                            6.00            12/01/2025         2,765,153
     350,000  MCCLAIN COUNTY OK ECONOMIC DEVELOPMENT AUTHORITY NEWCASTLE
              PUBLIC SCHOOLS PROJECT (LEASE REVENUE)                                 5.00            09/01/2012           360,686
   1,890,000  MCCLAIN COUNTY OK ECONOMIC DEVELOPMENT NEWCASTLE PUBLIC SCHOOLS
              PROJECT (LEASE REVENUE)                                                5.00            09/01/2013         1,954,544
     775,000  MCGEE CREEK AUTHORITY OK (WATER REVENUE, MBIA INSURED)                 6.00            01/01/2023           903,363
     405,000  STILLWATER OK MEDICAL CENTER AUTHORITY (HOSPITAL REVENUE)              5.25            05/15/2016           416,000

                                                                                                                        7,412,506
                                                                                                                    -------------
PENNSYLVANIA: 5.71%
     895,000  CHESTER COUNTY PA AVON GROVE CHARTER SCHOOL PROJECT SERIES A (IDR)     5.65            12/15/2017           893,085

     520,000  CHESTER COUNTY PA AVON GROVE CHARTER SCHOOL PROJECT SERIES A (IDR)     6.38            12/15/2037           515,856

     350,000  CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                 5.63            10/01/2015           350,760
   2,610,000  CUMBERLAND COUNTY PA MUNICIPAL AUTHORITY WESLEY SERIES A
              PREREFUNDED (NURSING HOME REVENUE)SS.                                  7.25            01/01/2035         3,082,593
   1,850,000  DAUPHIN COUNTY PA GENERAL AUTHORITY HAPSCO WESTERN PA HOSPITAL
              PROJECT SERIES A1 (HOSPITAL REVENUE, MBIA INSURED)                     5.50            07/01/2023         2,061,714
   1,500,000  DAUPHIN COUNTY PA HAPSCO WESTERN PA HOSPITAL PROJECT B (HOSPITAL
              REVENUE, MBIA INSURED)                                                 6.25            07/01/2016         1,679,520
   2,050,000  DELAWARE COUNTY PA RESOURCE RECOVERY FACILITY SERIES A (IDR)           6.10            07/01/2013         2,083,456
   1,500,000  HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL
              APPRECIATION LIMITED OBLIGATION SERIES C^                              4.57            12/15/2010         1,312,350
   1,500,000  HARRISBURG PA HARRISBURG UNIVERSITY OF SCIENCE SERIES A (COLLEGE
              & UNIVERSITY REVENUE)                                                  5.40            09/01/2016         1,513,305
   1,000,000  LANCASTER COUNTY PA HOSPITAL AUTHORITY BRETHREN VILLAGE PROJECT
              SERIES A (HOSPITAL REVENUE)%%                                          5.20            07/01/2012           999,920
     200,000  MILLCREEK RICHLAND JOINT AUTHORITY PA MYERSTOWN PROJECT SERIES A
              (SEWER REVENUE, RADIAN INSURED)                                        4.70            08/01/2017           198,288
     565,000  MILLCREEK RICHLAND JOINT AUTHORITY PA SERIES B (SEWER REVENUE,
              RADIAN INSURED)                                                        4.70            08/01/2017           560,164
     500,000  MILLCREEK RICHLAND JOINT AUTHORITY PA SERIES B (SEWER REVENUE,
              RADIAN INSURED)                                                        5.25            08/01/2022           507,120
     650,000  PENNSYLVANIA HEFA ALLEGHENY DELAWARE VALLEY SERIES A (HCFR LOC)        5.70            11/15/2011           689,962
   1,885,000  PENNSYLVANIA STATE DEPARTMENT OF GENERAL SERVICES (LEASE REVENUE,
              FIRST SECURITY BANK LOC)                                               5.25            05/01/2016         2,005,075
   1,320,000  PHILADELPHIA AUTHORITY FOR INDUSTRIAL DEVELOPMENT FIRST
              PHILADELPHIA CHARTER HIGH SERIES A (IDR)                               5.30            08/15/2017         1,328,818
   1,345,000  PHILADELPHIA PA EIGHTEENTH SERIES AGC (UTILITIES REVENUE,
              GUARANTEE AGREEMENT)                                                   5.25            08/01/2016         1,459,890
   1,500,000  PHILADELPHIA PA FRANKLIN TOWNE CHARTER HIGH SERIES A (IDR)             5.00            01/01/2017         1,492,485
   1,000,000  PHILADELPHIA PA TEMPLE UNIVERSITY HEALTH SYSTEMS SERIES B (HEFAR)      5.00            07/01/2012         1,011,230
     370,000  ROBINSON TOWNSHIP PA MUNICIPAL AUTHORITY (WATER & SEWER REVENUE)       6.90            05/15/2018           429,263

                                                                                                                       24,174,854
                                                                                                                    -------------
PUERTO RICO: 2.90%
     500,000  COMMONWEALTH OF PUERTO RICO (TAX REVENUE, FIRST SECURITY BANK LOC)     6.50            07/01/2013           574,725
   1,000,000  COMMONWEALTH OF PUERTO RICO SERIES A (PROPERTY TAX REVENUE)            5.00            07/01/2018         1,022,010
   1,400,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 00 (ELECTRIC REVENUE,      5.00            07/01/2013         1,495,564
              CIFG INSURED)

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 23


INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
PUERTO RICO (continued)
$    615,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
              SERIES J (OTHER REVENUE, AMBAC INSURED)SS.+/-                          5.00%           07/01/2036     $     637,534
   3,600,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
              SERIES M-2 (LEASE REVENUE)SS.                                          5.75            07/01/2034         3,864,132
   3,500,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
              SERIES M-2 (LEASE REVENUE, AMBAC INSURED)SS.                           5.50            07/01/2035         3,801,980
     855,000  PUERTO RICO PUBLIC FINANCE CORPORATION COMMONWEALTH
              APPROPRIATION SERIES A (LEASE REVENUE, MBIA INSURED)SS.+/-             5.25            08/01/2029           885,412

                                                                                                                       12,281,357
                                                                                                                    -------------
SOUTH CAROLINA: 5.85%
   1,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
              HEALTH SERIES C PREREFUNDED (HOSPITAL REVENUE)SS.                      6.00            08/01/2020         1,129,550
     400,000  CHARLESTON EDUCATIONAL EXCELLENCE FINANCING CORPORATION SC
              CHARLESTON COUNTY SCHOOL DISTRICT PROJECT (LEASE REVENUE)              5.00            12/01/2018           420,004
   1,750,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B^                                                              7.40            01/01/2037           212,748
   2,000,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B^                                                              7.45            01/01/2038           222,860
     250,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B^                                                              7.80            01/01/2032            39,848
     500,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B (TOLL ROAD REVENUE)^                                          7.47            01/01/2036            64,145
   2,000,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B (TOLL ROAD REVENUE)^                                          7.65            01/01/2035           263,460
     100,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B (TOLL ROAD REVENUE)^                                          7.75            01/01/2033            14,943
   3,500,000  GREENVILLE COUNTY SC SCHOOL DISTRICT BUILDING EQUITY SOONER
              (OTHER REVENUE, ASSURED GUARANTY)                                      4.63            12/01/2020         3,627,540
   5,000,000  GREENVILLE HOSPITAL SYSTEM SC (HCFR, AMBAC INSURED)                    5.50            05/01/2026         5,291,450
   1,000,000  KERSHAW COUNTY SC PUBLIC SCHOOLS DISTRICT PROJECT (LEASE
              REVENUE, CIFG INSURED)                                                 5.00            12/01/2020         1,045,320
   1,150,000  LEE COUNTY SC SCHOOL FACILITIES INCORPORATED SERIES 2006 (LEASE
              REVENUE, RADIAN INSURED)                                               6.00            12/01/2016         1,260,458
   1,220,000  LEE COUNTY SC SCHOOL FACILITIES INCORPORATED SERIES 2006 (LEASE
              REVENUE, RADIAN INSURED)                                               6.00            12/01/2017         1,337,620
   1,300,000  LEE COUNTY SC SCHOOL FACILITIES INCORPORATED SERIES 2006 (LEASE
              REVENUE, RADIAN INSURED)                                               6.00            12/01/2018         1,419,847
   1,640,000  MCCORMICK COUNTY SC HEALTH CARE CENTER PROJECT PREREFUNDED
              (HEALTHCARE FACILITIES REVENUE)SS.                                     8.00            03/01/2014         1,975,659
     500,000  PIEDMONT MUNICIPAL POWER AGENCY SC SERIES B (ELECTRIC REVENUE,
              MBIA INSURED)                                                          5.25            01/01/2011           504,515
      20,000  SCAGO EDUCATIONAL FACILITIES CORPORATION FOR COLLETON SCHOOL
              DISTRICT SC (LEASE REVENUE, GUARANTEE AGREEMENT)                       5.00            12/01/2016            21,819
   1,000,000  SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
              NONPROFIT INSTITUTIONS FURMAN UNIVERSITY PROJECT (COLLEGE &
              UNIVERSITY REVENUE, AMBAC INSURED)                                     5.50            10/01/2030         1,052,090
   1,030,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY EBENEZER
              NURSING SERIES A (HFFAR, GNMA)                                         6.90            01/20/2037         1,110,361
   2,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
              HEALTH (HOSPITAL REVENUE)SS.+/-                                        4.17            08/01/2039         1,988,000
   1,500,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
              HEALTH SERIES C PREREFUNDED (HOSPITAL REVENUE)SS.                      6.88            08/01/2027         1,760,070

                                                                                                                       24,762,307
                                                                                                                    -------------
SOUTH DAKOTA: 0.53%
     650,000  HEARTLAND SD CONSUMERS POWER DISTRICT (ELECTRIC REVENUE LOC)           6.00            01/01/2012           693,745
     500,000  LOWER BRULE SIOUX TRIBE SD SERIES B                                    5.25            05/01/2015           478,970
   1,000,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES SANFORD HEALTH
              (HEALTHCARE FACILITIES REVENUE)                                        5.00            11/01/2015         1,064,760

                                                                                                                        2,237,475
                                                                                                                    -------------

24 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
TENNESSEE: 1.18%
$    980,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN (WATER &
              SEWER REVENUE)                                                         6.50%           12/01/2014     $   1,164,485
   3,000,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
              FLOAT BAPTIST MEMORIAL HEALTHCARESS.+/-                                5.00            09/01/2020         3,019,320
     725,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD LE
              BONHUER CHILDRENS MEDICAL CENTER SERIES D (HCFR, MBIA INSURED)         5.50            08/15/2019           820,222

                                                                                                                        5,004,027
                                                                                                                    -------------
TEXAS: 4.90%
   1,850,000  TEXARKANA TX INDEPENDENT SCHOOL DISTRICT CAPITAL APPRECIATION
              SCHOOL BUILDING (PROPERTY TAX REVENUE, US GOVERNMENT GUARANTEED)^      4.49            02/15/2018         1,180,282
   5,000,000  ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                5.00            08/15/2034         5,206,900
   1,080,000  BEXAR COUNTY TX REVENUE PROJECT                                        5.75            08/15/2022         1,131,872
   1,640,000  EAGLE PASS TX (OTHER REVENUE, AMBAC INSURED)                           5.25            02/15/2014         1,752,110
   1,000,000  GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                          5.25            10/01/2014           992,080
   2,170,000  HUTTO TX INDEPENDENT SCHOOL DISTRICT CAPITAL APPRECIATION SCHOOL
              BUILDING (EDUCATIONAL FACILITIES REVENUE, PERMANENT SCHOOL FUND
              GUARANTEED)^                                                           4.57            08/01/2018         1,344,944
   2,170,000  HUTTO TX INDEPENDENT SCHOOL DISTRICT CAPITAL APPRECIATION SCHOOL
              BUILDING (EDUCATIONAL FACILITIES REVENUE, PERMANENT SCHOOL FUND
              GUARANTEED)^                                                           4.84            08/01/2020         1,188,205
   1,495,000  MIDTOWN RDA TEXAS (TAX INCREMENTAL REVENUE, AMBAC INSURED)             5.00            01/01/2020         1,579,886
   1,135,000  NORTH TEXAS HEALTH FACILITIES DEVELOPMENT CORPORATION TX UNITED
              REGIONAL HEALTH CARE SYSTEM (HFFA REVENUE, FIRST SECURITY BANK LOC)    5.00            09/01/2016         1,224,279
     450,000  NORTH TEXAS HEALTH FACILITIES DEVELOPMENT CORPORATION TX UNITED
              REGIONAL HEALTH CARE SYSTEM (HFFA REVENUE, FIRST SECURITY BANK LOC)    5.00            09/01/2017           484,749
   1,850,000  TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION SERIES C
              (OTHER REVENUE)+/-                                                     4.79            12/15/2026         1,669,163
     425,000  TEXAS STATE PFA (OTHER REVENUE)                                        5.00            12/01/2012           429,777
     855,000  TEXAS STATE PFA CHARTER SCHOOL KIPP INCORPORATED EDUCATION SERIES
              A (PRIVATE SCHOOL REVENUE, ACA INSURED)                                4.50            02/15/2016           804,358
     960,000  TEXAS STATE PFA COSMOS FOUNDATION SERIES A (OTHER REVENUE)             5.00            02/15/2018           906,672
     155,000  TEXAS STATE PFA UPLIFT EDUCATION SERIES A (OTHER REVENUE)              4.50            12/01/2009           154,995
     635,000  WACO TX HEALTH FACILITIES DEVELOPMENT CORPORATION HILLCREST
              SYSTEM PROJECT SERIES A (HCFR, MBIA INSURED)                           5.00            08/01/2016           684,555

                                                                                                                       20,734,827
                                                                                                                    -------------
UTAH: 0.76%
   1,000,000  COUNTY OF UTAH UT LAKEVIEW ACADEMY SERIES A (EDUCATIONAL
              FACILITIES REVENUE)                                                    5.35            07/15/2017           988,230
     500,000  UTAH COUNTY UT LINCOLN ACADEMY SERIES A (EDUCATIONAL FACILITIES
              REVENUE)++                                                             5.45            06/15/2017           497,795
     750,000  UTAH STATE CHARTER SCHOOL FINANCE AUTHORITY CHANNING HALL SERIES A
              (EDUCATIONAL FACILITIES REVENUE)++                                     5.75            07/15/2022           739,815
   1,000,000  WEST VALLEY CITY UT MONTICELLO ACADEMY (EDUCATIONAL FACILITIES
              REVENUE)++                                                             6.38            06/01/2037         1,004,620

                                                                                                                        3,230,460
                                                                                                                    -------------
VIRGIN ISLANDS: 0.24%
   1,000,000  VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES                              5.50            10/01/2014         1,014,440
                                                                                                                    -------------
VIRGINIA: 4.14%
   1,850,000  MARQUIS CDA VA (OTHER REVENUE)                                         5.63            09/01/2018         1,837,402
   1,750,000  REYNOLDS CROSSING CDA REYNOLDS CROSSING PROJECT (SPECIAL TAX
              REVENUE)                                                               5.10            03/01/2021         1,617,490
   9,485,000  TOBACCO SETTLEMENT FINANCING CORPORATION ASSET-BACKED (EXCISE TAX
              REVENUE)                                                               5.50            06/01/2026        10,507,957
     405,000  VIRGINIA COLLEGE BUILDING AUTHORITY (HEFAR)                            5.00            06/01/2013           416,445
     210,000  VIRGINIA COLLEGE BUILDING AUTHORITY (HEFAR)                            5.00            06/01/2015           216,017
     100,000  VIRGINIA HOUSING DEVELOPMENT AUTHORITY SERIES D SUBSERIES D1
              (HOUSING REVENUE LOC)                                                  4.50            07/01/2010           102,519
   1,100,000  WATKINS CENTRE CDA VA (OTHER REVENUE)                                  5.40            03/01/2020         1,060,950
   1,800,000  WHITE OAK VILLAGE VA SHOPS CDA (SPECIAL TAX REVENUE)                   5.30            03/01/2017         1,754,010

                                                                                                                       17,512,790
                                                                                                                    -------------

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 25


INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
WASHINGTON: 3.09%
$    310,000  GRANT COUNTY WA PUBLIC UTILITY DISTRICT #2 SERIES G (ELECTRIC
              REVENUE LOC)                                                           5.25%           01/01/2012     $     333,080
   2,225,000  QUINAULT WA INDIAN NATION REFUNDED QUINAULT BEACH SERIES A (OTHER
              REVENUE, ACA INSURED)                                                  5.80            12/01/2015         2,195,764
     400,000  SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT #3 SERIES A               6.00            06/01/2010           400,572
     450,000  TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
              ASSET-BACKED                                                           5.50            06/01/2012           468,009
   3,485,000  TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
              ASSET-BACKED                                                           6.50            06/01/2026         3,598,437
   4,000,000  WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY SERIES B (HCFR,
              MBIA INSURED)                                                          5.00            02/15/2027         4,036,280
   2,000,000  WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY VA MASON
              MEDICAL SERIES A (HEALTH FACILITIES FINANCING AUTHORITY REVENUE)       6.13            08/15/2037         1,953,120
      75,000  WASHINGTON STATE HOUSING FINANCE COMMISSION CRISTA MINISTRIES
              PROJECT A                                                              5.35            07/01/2014            75,455

                                                                                                                       13,060,717
                                                                                                                    -------------
WEST VIRGINIA: 0.26%
   1,115,000  OHIO COUNTY WV COUNTY COMMISSION FORT HENRY CENTRE FINANCING
              DISTRICT SERIES A (TAX INCREMENTAL REVENUE)                            5.63            06/01/2022         1,091,786
                                                                                                                    -------------
WISCONSIN: 3.45%
     465,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED        5.00            06/01/2008           466,795
     565,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED        5.00            06/01/2009           572,221
   2,045,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED        6.00            06/01/2017         2,077,291
   7,945,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED
              (OTHER REVENUE)                                                        6.13            06/01/2027         8,218,610
      85,000  JACKSON WI CDA KETTLE MORAINE LUTHERAN (PRIVATE SCHOOL REVENUE,
              MARSHALL & ISLEY BANK LOC)SS.+/-                                       3.44            06/01/2031            85,000
      70,000  ST. CROIX FALLS WI CDA                                                 3.95            12/01/2008            70,217
      70,000  ST. CROIX FALLS WI CDA                                                 4.20            12/01/2009            70,666
      75,000  ST. CROIX FALLS WI CDA                                                 4.40            12/01/2010            76,271
     150,000  WESTON WI CDA COMMUNITY DEVELOPMENT SERIES A                           4.25            10/01/2017           150,899
     890,000  WISCONSIN HEFA BELL TOWER RESIDENCE PROJECT                            4.75            07/01/2015           922,378
     230,000  WISCONSIN HEFA DIVINE SAVIOR HEALTHCARE (HCFR LOC)                     4.70            05/01/2008           229,696
   1,360,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES C
              (HOUSING REVENUE, GO OF AUTHORITY)                                     4.75            03/01/2012         1,414,495
      20,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E            4.00            05/01/2013            20,352
     210,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E            4.15            05/01/2015           213,755

                                                                                                                       14,588,646
                                                                                                                    -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $418,917,320)                                                                     418,984,344
                                                                                                                    -------------

26 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS: 0.44%

MUTUAL FUNDS: 0.44%
   1,885,751  Wells Fargo Advantage National Tax-Free Money Market Trust~+++                                        $   1,885,751
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,885,751)                                                                          1,885,751
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $420,803,071)*                                                99.45%                                          $ 420,870,095
Other Assets and Liabilities, Net                                    0.55                                               2,315,769
                                                                   ------                                           -------------

TOTAL NET ASSETS                                                   100.00%                                          $ 423,185,864
                                                                   ======                                           -------------

--------------------------------------------------------------------------------
SS. These securities are subject to a demand feature which reduces the effective maturity.

+/-   Variable rate investments.

#     Security pledged as collateral for futures transactions. (See Note 2)

^     Zero coupon bond. Interest rate presented is yield to maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

%%    Securities issued on a when-issued (TBA) basis. (See Note 2)

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $1,885,751.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 27


MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 98.39%

ALABAMA: 0.31%
$  1,310,000  ALABAMA HFA EAST LAKE (MFHR, GNMA)                                     4.80%           06/20/2032     $   1,224,496
                                                                                                                    -------------
ALASKA: 0.21%
     783,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
              SETTLEMENT REVENUE ASSET-BACKED PREREFUNDED (EXCISE TAX
              REVENUE)SS.                                                            6.20            06/01/2022           819,088
                                                                                                                    -------------
ARIZONA: 5.43%
      25,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
              SERIES A                                                               5.30            11/15/2008            25,462
      30,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
              SERIES A PREREFUNDEDSS.                                                5.50            11/15/2010            31,254
     290,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
              SERIES A PREREFUNDEDSS.                                                5.38            02/15/2018           314,485
     195,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
              SERIES A PREREFUNDEDSS.                                                6.13            11/15/2022           205,349
      85,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
              SERIES A PREREFUNDEDSS.                                                5.88            02/15/2027            93,799
     100,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
              SERIES A PREREFUNDEDSS.                                                6.25            11/15/2029           105,533
   4,045,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
              SERIES B (HOSPITAL REVENUE)SS.+/-                                      4.27            02/01/2042         3,994,438
   1,500,000  ARIZONA HFA MORTGAGE-BACKED SECURITIES PROGRAM SERIES B
              (HOUSING REVENUE, FHLMC)                                               5.15            12/01/2035         1,550,595
   1,030,000  ESTRELLA AZ MOUNTAIN RANCH COMMUNITY FACILITIES DISTRICT
              (PROPERTY TAX REVENUE)                                                 5.90            07/15/2022         1,030,711
   2,500,000  GILBERT AZ WATER RESOURCE MUNICIPAL PROPERTY CORPORATION (SEWER
              REVENUE)                                                               4.90            04/01/2019         2,507,300
   2,989,673  PHOENIX AZ & PIMA COUNTY AZ IDA SERIES 2007-1 (SFHR, GNMA
              INSURED)SS.                                                            5.25            08/01/2038         3,022,858
     510,000  PIMA COUNTY AZ IDA ACCLAIM CHARTER SCHOOL PROJECT (EDUCATIONAL
              FACILITIES REVENUE)                                                    5.60            12/01/2016           500,101
     500,000  PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT (WATER &
              SEWER REVENUE)                                                         5.45            12/01/2017           468,455
     810,000  PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT (WATER &
              SEWER REVENUE)                                                         5.75            12/01/2032           711,577
     775,000  PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT (WATER &
              WASTEWATER AUTHORITY REVENUE)                                          6.55            12/01/2037           754,935
     265,000  SCOTTSDALE WATERFRONT COMMERICAL COMMUNITY FACILITIES DISTRICT
              AZ (PROPERTY TAX REVENUE)                                              6.00            07/15/2027           263,786
     310,000  SCOTTSDALE WATERFRONT COMMERICAL COMMUNITY FACILITIES DISTRICT
              AZ (PROPERTY TAX REVENUE)                                              6.05            07/15/2032           306,243
   1,600,000  SURPRISE AZ MUNICIPAL PROPERTY CORPORATION (WATER & WASTEWATER
              AUTHORITY REVENUE)                                                     4.70            04/01/2022         1,530,928
     725,000  SURPRISE AZ MUNICIPAL PROPERTY CORPORATION (WATER & WASTEWATER
              AUTHORITY REVENUE)                                                     4.90            04/01/2032           663,803
   3,425,000  VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)            6.00            07/15/2013         3,585,461

                                                                                                                       21,667,073
                                                                                                                    -------------
ARKANSAS: 1.22%
   2,060,000  CABOT AR SALES & USE TAX                                               4.60            12/01/2025         2,062,637
   3,355,000  HOWARD COUNTY AR (SALES TAX REVENUE, RADIAN INSURED)                   4.25            06/01/2047         2,813,369

                                                                                                                        4,876,006
                                                                                                                    -------------
CALIFORNIA: 8.51%
     585,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK CAPITAL
              APPRECIATION SERIES A (OTHER REVENUE, ACA INSURED)^                    7.19            12/01/2022           203,960
   1,590,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SERIES A
              CAPITAL APPRECIATION (ECONOMIC DEVELOPMENT REVENUE, ACA
              INSURED)^                                                              6.80            12/01/2017           819,232
   3,000,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED
              CONVERTIBLE (HCFR LOC)SS.+/-                                           2.50            05/15/2029         3,000,000
   2,900,000  CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATIONSS.+/-           5.50            12/01/2028         2,900,000
   1,000,000  CALIFORNIA STATEWIDE CDA COMMUNITY FACILITIES DISTRICT
              2007-1-ORINDA (SPECIAL TAX REVENUE)                                    6.00            09/01/2037           990,320
     420,000  DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY (HOUSING
              REVENUE)                                                               5.00            12/15/2037           400,571
   1,500,000  DINUBA CA FINANCING AUTHORITY MEASURE R ROAD IMPROVEMENT (LEASE
              REVENUE)                                                               5.38            09/01/2038         1,351,740
   1,900,000  DINUBA CA REDEVELOPMENT AGENCY MERGED CITY REDEVELOPMENT
              PROJECT #2 (OTHER REVENUE)                                             4.45            10/01/2011         1,902,717
   1,900,000  FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY (TOLL ROAD
              REVENUE)                                                               5.25            07/15/2010         1,886,054
   2,700,000  IMPERIAL CA REDEVELOPMENT AGENCY IMPERIAL REDEVELOPMENT PROJECT
              (SPECIAL TAX REVENUE, AMBAC INSURED)                                   5.00            12/01/2032         2,740,176

28 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
CALIFORNIA (continued)
$  3,000,000  INLAND CA EMPIRE TOBACCO SECURITIZATION AUTHORITY SERIES C2
              (OTHER REVENUE)^                                                       6.95%           06/01/2047     $     203,040
   2,090,000  LOS ANGELES CA HFA PEPPERMILL I & II                                   5.13            04/01/2028         2,078,881
   1,000,000  MADERA COUNTY CA VALLEY CHILDREN'S HOSPITAL (HCFR LOC)                 6.50            03/15/2015         1,133,300
   1,800,000  PORT HUENEME CA REDEVELOPMENT AGENCY CENTRAL COMMUNITY PROJECT
              (TAX INCREMENTAL REVENUE LOC)                                          5.50            05/01/2014         1,940,418
   1,400,000  RANCHO CUCAMONGA CA REDEVELOPMENT AGENCY RANCHO
              REDEVELOPMENT-HOUSING SET ASIDE-A (HOUSING REVENUE, MBIA
              INSURED)                                                               5.00            09/01/2034         1,431,472
   4,785,000  SAN BERNARDINO COUNTY CA FINANCING AUTHORITY CT HOUSING
              FACILITIES PROJECT (OTHER REVENUE, MBIA INSURED)                       5.50            06/01/2037         5,110,859
   1,400,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
              REVENUE)                                                               5.50            03/01/2008         1,400,994
   3,535,000  SOUTHERN CALIFORNIA LOGISTICS AIRPORT AUTHORITY (AIRPORT
              REVENUE)                                                               6.00            12/01/2037         3,472,112
   1,000,000  TEHACHAPI CA REDEVELOPMENT AGENCY TEHACHAPI REVEDEVEPMENT
              PROJECT (TAX INCREMENTAL REVENUE, RADIAN INSURED)                      5.35            12/01/2037           976,370

                                                                                                                       33,942,216
                                                                                                                    -------------
COLORADO: 2.53%
   1,550,000  COLORADO ECFA CEREBRAL PALSY PROJECT SERIES A (OTHER REVENUE)          6.25            05/01/2036         1,550,326
     850,000  COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (OTHER REVENUE)++           6.13            12/15/2035           839,324
   1,170,000  COLORADO ECFA CHARTER SCHOOL CARBON VALLEY ACADEMY (LEASE
              REVENUE)                                                               5.63            12/01/2036         1,058,967
     500,000  COLORADO ECFA CHARTER SCHOOL MONUMENT ACADEMY PROJECT (OTHER
              REVENUE)                                                               5.50            10/01/2017           492,185
     590,000  COLORADO ECFA UNION COLONY CHARTER SCHOOL PROJECT (EDUCATIONAL
              FACILITIES REVENUE)++                                                  5.75            12/01/2037           563,279
   5,000,000  E-470 PUBLIC HIGHWAY AUTHORITY CAPITAL APPRECIATION SENIOR LIEN
              SERIES B (TOLL ROAD REVENUE LOC)^                                      4.24            09/01/2016         3,475,750
     800,000  EAGLE COUNTY CO AIRPORT TERMINAL CORPORATE PROJECT SERIES A
              (AIRPORT REVENUE)                                                      5.15            05/01/2017           772,632
     500,000  EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT TERMINAL
              IMPROVEMENT PROJECT SERIES B (AIRPORT REVENUE)                         5.05            05/01/2015           484,015
     890,000  EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT TERMINAL
              IMPROVEMENT PROJECT SERIES B (AIRPORT REVENUE)                         5.25            05/01/2020           844,521

                                                                                                                       10,080,999
                                                                                                                    -------------
DISTRICT OF COLUMBIA: 0.16%
     410,000  DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION          5.38            05/15/2010           420,840
     205,000  DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION          5.70            05/15/2012           214,436

                                                                                                                          635,276
                                                                                                                    -------------
FLORIDA: 7.33%
   1,875,000  AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL (OTHER
              REVENUE)                                                               4.80            11/01/2012         1,723,988
   1,050,000  BREVARD COUNTY FL RETIREMENT HOUSING FUNDING (HCFR LOC)SS.+/-          5.50            12/01/2028         1,050,000
   1,980,000  CHARLOTTE COUNTY FL IDA BOND ANTICIPATION NOTES (OTHER REVENUE)        5.75            10/01/2008         1,968,932
   3,700,000  CLAY COUNTY FL HFA SERIES A2 (HOUSING REVENUE, FNMA)                   4.85            04/01/2028         3,737,666
   2,125,000  CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B
              (OTHER REVENUE)                                                        5.13            05/01/2016         1,903,681
     900,000  FLORIDA DEVELOPMENT FINANCE CORPORATION LEARNING GATE COMMUNITY
              SCHOOL PROJECT SERIES A (EDUCATIONAL FACILITIES REVENUE)               6.00            02/15/2037           884,250
   1,015,000  FLORIDA HOUSING FINANCE CORPORATION HOMEOWNER MORTGAGE SERIES 4
              (HOUSING REVENUE, GNMA)                                                4.70            07/01/2015         1,042,101
     900,000  FOUNTAINBLEAU LAKES FL COMMUNITY DEVELOPMENT DISTRICT SERIES B
              (SPECIAL TAX REVENUE)                                                  6.00            05/01/2015           853,893
     265,000  GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES B (OTHER
              REVENUE LOC)                                                           4.75            12/01/2015           277,161
   3,775,000  JACKSONVILLE FL HFA AMT SERIES A2 (HOUSING REVENUE, GOVERNMENT
              NATIONAL MORTGAGE ASSOCIATION)                                         5.00            04/01/2030         3,864,656
   2,400,000  LEE COUNTY FL (SOLID WASTE REVENUE, MBIA INSURED)                      5.63            10/01/2013         2,548,560
   1,000,000  MIAMI DADE COUNTY FL IDA AIRIS MIAMI II LLC PROJECT (IDR, AMBAC
              INSURED)                                                               6.00            10/15/2025         1,042,210
   3,215,000  ORLANDO FL HOUSING AUTHORITY WEST OAKS APARTMENTS PROJECTS
              PUTTABLE (HOUSING REVENUE, FNMA)SS.                                    5.05            08/01/2033         3,390,571

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 29


MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
FLORIDA (continued)
$  3,800,000  SEMINOLE INDIAN TRIBE OF FLORIDA SERIES A (GO - STATES,
              TERRITORIES)++                                                         5.75%           10/01/2022     $   3,802,698
   1,150,000  VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)SS.+/-                    5.50            12/01/2028         1,150,000

                                                                                                                       29,240,367
                                                                                                                    -------------
GEORGIA: 3.31%
   4,940,000  ATLANTA GA RAPID TRANSIT AUTHORITY SERIES P (SALES TAX REVENUE
              LOC)                                                                   6.25            07/01/2020         5,780,245
   2,135,000  EAST POINT GA HOUSING AUTHORITY BOND LAUREL EIDGE WASHINGTON
              ROAD APARTMENTSSS.+/-                                                  5.00            10/01/2032         2,094,093
     465,000  FORSYTH COUNTY GA HOSPITAL AUTHORITY GEORGIA BAPTIST HEALTH
              CARE SYSTEM PROJECT (HCFR)                                             6.38            10/01/2028           564,319
       5,000  GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE PREREFUNDED
              SERIES Y (ELECTRIC REVENUE LOC, MBIA INSURED)SS.                       6.50            01/01/2017             5,829
     450,000  GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES Y
              (ELECTRIC REVENUE LOC, MBIA INSURED)                                   6.50            01/01/2017           520,214
       5,000  GEORGIA STATE SERIES B (OTHER REVENUE)                                 6.25            03/01/2011             5,463
   1,000,000  IRWIN COUNTY GA MUNICIPAL CORRECTIONS PROJECT SERIES A (LEASE
              REVENUE)                                                               8.00            08/01/2037         1,002,880
   2,000,000  MUNICIPAL ELECTRIC AUTHORITY OF GEORGIA PROJECT ONE SUBSERIES A
              (UTILITIES REVENUE LOC)                                                5.25            01/01/2014         2,194,740
   1,060,000  THOMASVILLE GA HOUSING AUTHORITY HOUSING WOOD VY APARTMENTS
              PROJECT SERIES ASS.+/-                                                 5.10            12/01/2035         1,033,765

                                                                                                                       13,201,548
                                                                                                                    -------------
GUAM: 0.04%
     175,000  GUAM EDUCATION FINANCING FOUNDATION CERTIFICATES PARTNERSHIP
              GUAM PUBLIC SCHOOL FACILITIES PROJECT SERIES B (EDUCATIONAL
              FACILITIES REVENUE, ACA INSURED)                                       4.50            10/01/2026           145,675
                                                                                                                    -------------
HAWAII: 0.26%
   1,000,000  HAWAII STATE (AIRPORT REVENUE, FGIC INSURED)                           5.75            07/01/2015         1,050,960
                                                                                                                    -------------
IDAHO: 0.30%
   1,190,000  IDAHO HOUSING & FINANCE ASSOCIATION SERIES E-CL I (SFMR)               3.60            07/01/2033         1,187,537
                                                                                                                    -------------
ILLINOIS: 4.08%
   2,740,000  AURORA IL SERIES B                                                     5.85            12/30/2013         2,703,996
     870,000  CHICAGO IL PAUL G. STEWART PHASES I & II (HOUSING REVENUE, FHA
              INSURED)                                                               4.20            09/20/2017           847,511
     250,000  DU PAGE COUNTY IL SPECIAL SERVICE MONARCH LANDING PROJECT
              (SPECIAL TAX REVENUE)                                                  5.40            03/01/2016           248,190
   1,750,000  EUREKA IL EUREKA COLLEGE PROJECT SESIES 1998B (COLLEGE &
              UNIVERSITY REVENUE, MBIA INSURED)                                      7.00            01/01/2019         1,817,078
     715,000  HAMPSHIRE IL SPECIAL SERVICE AREA #18 CROWN DEVELOPMENT PROJECT
              TAMMS FARM SERIES A (SPECIAL TAX REVENUE)                              6.00            03/01/2044           670,062
   3,250,000  HARVEY IL SERIES A (PROPERTY TAX REVENUE)                              5.50            12/01/2027         3,195,790
   2,745,000  HARVEY IL SERIES A (PROPERTY TAX REVENUE)                              5.63            12/01/2032         2,687,273
     410,000  ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
              SERIES A (HCFR, GO)                                                    5.35            07/01/2027           401,165
   1,450,000  ILLINOIS FINANCING AUTHORITY CHARTER SCHOOLS UNO CHARTER SERIES
              C (OTHER REVENUE, ACA INSURED)                                         5.38            09/01/2032         1,265,111
     615,000  SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY LOCAL GOVERNMENT
              PROGRAM COLLINSVILLE LIMITED (SALES TAX REVENUE)                       5.00            03/01/2025           583,690
     900,000  SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY LOCAL GOVERNMENT
              PROGRAM COLLINSVILLE LIMITED (SALES TAX REVENUE)                       5.35            03/01/2031           860,805
   1,000,000  VERNON HILLS IL TOWN CENTER PROJECT SERIES A (TAX INCREMENTAL
              REVENUE)                                                               6.25            12/30/2026         1,000,740

                                                                                                                       16,281,411
                                                                                                                    -------------
INDIANA: 0.94%
   1,825,000  NOBELSVILLE IN RDA LEASE RENTAL HAZEL DELL ROAD SERIES A (LEASE
              REVENUE)                                                               5.00            02/01/2029         1,813,174
   2,000,000  VALPARAISO IN ECONOMIC DEVELOPMENT VALPARAISO FAMILY YMCA
              (OTHER REVENUE)                                                        6.00            12/01/2036         1,950,320

                                                                                                                        3,763,494
                                                                                                                    -------------

30 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
IOWA: 0.09%
$    145,000  IOWA FINANCE AUTHORITY AMT MORTGAGE-BACKED SECURITIES PROGRAM
              SERIES D (HOUSING REVENUE, GNMA)                                       4.30%           07/01/2033     $     145,254
     110,000  IOWA FINANCE AUTHORITY CHILD SERVICES (OTHER REVENUE)                  5.00            06/01/2009           109,447
     125,000  IOWA FINANCE AUTHORITY CHILD SERVICES (OTHER REVENUE)                  5.00            06/01/2010           123,904

                                                                                                                          378,605
                                                                                                                    -------------
KANSAS: 3.49%
     765,000  CITY OF OLATHECITY KS SPECIAL OBLIGATION WEST VILLAGE CENTER
              PROJECT (TAX INCREMENTAL REVENUE)                                      5.50            09/01/2026           708,574
     355,000  KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES HARTFORD
              (HCFR LOC)                                                             6.13            04/01/2012           361,791
   5,000,000  OVERLAND PARK KS DEVELOPMENT CORPORATION SECOND TIER CONVENTION
              SERIES B (OTHER REVENUE, AMBAC INSURED)                                5.13            01/01/2032         5,077,450
   3,250,000  SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE-BACKED SECURITIES
              SERIES A (SFHR, GNMA)                                                  5.40            12/01/2037         3,378,115
     725,000  SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE-BACKED SECURITIES
              SERIES A5 (HOUSING REVENUE LOC)+/-                                     5.70            12/01/2036           757,415
   2,130,000  WYANDOTTE COUNTY KANSAS CITY KS UNITED GOVERNMENT
              TRANSPORTATION DEVELOPMENT STRICT LEGENDS VILLAGE WEST PROJECT
              (OTHER REVENUE)                                                        4.88            10/01/2028         1,913,997
   1,750,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT REFERENDUM SALES TAX SECOND
              LIEN AREA B (SALES TAX REVENUE)                                        5.00            12/01/2020         1,730,260

                                                                                                                       13,927,602
                                                                                                                    -------------
KENTUCKY: 0.84%
   1,745,000  KENTUCKY EDFA CHRISTIAN CARE COMMUNITIES PROJECTS                      5.38            11/20/2035         1,800,805
   1,550,000  KENTUCKY EDFA RETIREMENT HOUSING FOUNDATION (HCFR LOC)SS.+/-           5.50            12/01/2028         1,550,000

                                                                                                                        3,350,805
                                                                                                                    -------------
LOUISIANA: 0.81%
   3,185,000  CLAIBORNE PARISH LA LAW ENFORCEMENT DISTRICT CLAIBORNE
              CORRECTIONAL FACILITIES PROJECT                                        6.25            03/01/2019         3,218,443
                                                                                                                    -------------
MASSACHUSETTS: 1.39%
   3,500,000  MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES INCORPORATED
              PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)                        5.50            01/01/2013         3,678,115
     800,000  MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES INCORPORATED
              PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)                        5.50            01/01/2016           834,480
   1,000,000  MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES INCORPORATED
              PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)                        5.50            01/01/2017         1,040,240

                                                                                                                        5,552,835
                                                                                                                    -------------
MICHIGAN: 2.49%
   1,610,000  CRESCENT ACADEMY MI COP (OTHER REVENUE)(i)                             5.75            12/01/2036         1,410,022
   3,950,000  FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES REVENUE)        5.75            10/01/2037         3,808,037
   1,480,000  MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
              OBLIGATION BRADFORD (EDUCATIONAL FACILITIES REVENUE)++                 6.50            09/01/2037         1,462,566
   1,175,000  MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
              OBLIGATION NATAKI TALIBAH (EDUCATIONAL FACILITIES REVENUE)             6.25            10/01/2023         1,175,705
   1,150,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY DAUGHTERS CHARITY
              (HOSPITAL REVENUE)                                                     5.25            11/01/2015         1,225,889
     900,000  STAR INTERNATIONAL ACADEMY MI FULL TERM (LEASE REVENUE)                6.13            03/01/2037           861,786

                                                                                                                        9,944,005
                                                                                                                    -------------
MINNESOTA: 1.79%
     810,000  BROOKLYN PARK MN EDFA HUNTINGTON SITE DEVELOPMENT SERIES A
              (TAX INCREMENTAL REVENUE)                                              5.00            08/01/2009           821,162
   1,000,000  FALCON HEIGHT MN KALEIDOSCOPE CHARTER SCHOOL SERIES A (LEASE
              REVENUE)                                                               6.00            11/01/2037           963,400
     545,000  MEEKER COUNTY MN HOSPITAL FACILITIES-MEMORIAL HOSPITAL PROJECT
              (HCFR)                                                                 5.13            11/01/2015           530,301

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 31


MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MINNESOTA (continued)
$    570,000  MEEKER COUNTY MN HOSPITAL FACILITIES-MEMORIAL HOSPITAL PROJECT
              (HCFR)                                                                 5.25%           11/01/2016     $     555,619
     330,000  MEEKER COUNTY MN HOSPITAL FACILITIES-MEMORIAL HOSPITAL PROJECT
              (HCFR)                                                                 5.25            11/01/2017           321,694
     490,000  ROCHESTER CITY MN MADONNA TOWERS INCORPORATED PROJECT SERIES A
              (HOUSING REVENUE)                                                      5.50            11/01/2017           484,473
     825,000  ROCHESTER CITY MN MADONNA TOWERS INCORPORATED PROJECT SERIES A
              (HOUSING REVENUE)                                                      5.88            11/01/2028           799,128
   1,000,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
              PLANT REVENUE LOC)                                                     5.50            01/01/2012         1,043,940
   1,500,000  WOODBURY MN MATH SCIENCE ACADEMY PROJECT SERIES A                      7.50            12/01/2031         1,604,325

                                                                                                                        7,124,042
                                                                                                                    -------------
MISSISSIPPI: 0.37%
     500,000  GULFPORT-BILOXI REGIONAL AIRPORT AUTHORITY MS PASSENGER
              FACILITIES SERIES A (AIRPORT REVENUE, ACA INSURED)                     5.00            10/01/2022           465,355
   1,000,000  MISSISSIPPI HOME CORPORATION HOUSING MADONNA MANOR APARTMENTS
              #3 (MFHR, GNMA)                                                        5.25            01/20/2024         1,016,960

                                                                                                                        1,482,315
                                                                                                                    -------------
MISSOURI: 3.11%
     560,000  CASS COUNTY MO (HOSPITAL REVENUE)                                      5.00            05/01/2014           563,282
   1,360,000  CASS COUNTY MO (HOSPITAL REVENUE)                                      5.50            05/01/2027         1,322,056
     600,000  COTTLEVILLE MO COP (LEASE REVENUE)                                     5.25            08/01/2031           600,630
     975,000  DESLOGE MO US HIGHWAY 67 STATE STREET REDEVELOPMENT PROJECT            5.20            04/15/2020           991,019
   1,000,000  KANSAS CITY MO MAINCOR PROJECT SERIES A (TAX INCREMENTAL
              REVENUE)                                                               5.25            03/01/2018           976,090
   3,475,000  LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                     5.25            12/01/2014         3,475,765
     760,000  OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                  5.00            09/01/2026           753,578
   3,700,000  ST. CHARLES COUNTY MO IDA HOUSING VANDERBILT APARTMENTSSS.+/-          5.00            02/01/2029         3,702,072

                                                                                                                       12,384,492
                                                                                                                    -------------
MONTANA: 0.32%
     510,000  FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY GLACIER PARK
              INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                       5.00            06/01/2014           516,115
     560,000  FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY GLACIER PARK
              INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                       5.00            06/01/2016           563,035
     195,000  FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY GLACIER PARK
              INTERNATIONAL AIRPORT SERIES B (AIRPORT REVENUE)                       5.00            06/01/2023           196,398

                                                                                                                        1,275,548
                                                                                                                    -------------
NEVADA: 0.78%
   2,000,000  RENO-SPARKS NV INDIAN COLONY GOVERNMENTAL (OTHER REVENUE, US
              BANK NA LOC)                                                           5.00            06/01/2024         1,953,940
   1,200,000  RENO-SPARKS NV INDIAN COLONY GOVERNMENTAL (OTHER REVENUE, US
              BANK NA LOC)                                                           5.13            06/01/2027         1,166,172

                                                                                                                        3,120,112
                                                                                                                    -------------
NEW JERSEY: 3.57%
   2,560,000  HIGHER EDUCATION STUDENT ASSISTANCE AUTHORITY NEW JERSEY SERIES
              A (HEFAR, MBIA INSURED)                                                6.00            06/01/2015         2,644,915
     500,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (EXCISE TAX REVENUE)         5.63            06/15/2019           501,290
   2,500,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX (OTHER
              REVENUE)                                                               5.63            06/15/2018         2,509,075
   1,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX REVENUE        5.75            06/15/2029           979,460
   2,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX REVENUE        5.75            06/15/2034         1,944,360
   5,000,000  TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX REVENUE)       6.38            06/01/2032         5,660,550

                                                                                                                       14,239,650
                                                                                                                    -------------
NEW MEXICO: 0.36%
   1,485,000  OTERO COUNTY NM (JAIL FACILITIES REVENUE)                              5.50            04/01/2013         1,442,737
                                                                                                                    -------------

32 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
NEW YORK: 3.89%
$  1,370,000  ALBANY NY INDUSTRIAL DEVELOPMENT AGENCY SERIES A BRIGHTER
              CHOICE CHARTER SCHOOL
              (EDUCATIONAL FACILITIES REVENUE)                                       4.55%           04/01/2015     $   1,329,558
     950,000  ERIE COUNTY NY DEVELOPMENT AGENCY GLOBAL CONCEPTS CHARTER
              SCHOOL PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)                        6.25            10/01/2037           917,577
   1,775,000  GENESEE COUNTY NY IDA UNITED MEMORIAL MEDICAL CENTER PROJECT
              (HFFA REVENUE)                                                         4.75            12/01/2014         1,686,445
   1,000,000  NASSAU COUNTY NY COMB SEWER DISTRICTS SERIES G (PROPERTY TAX
              REVENUE LOC)                                                           5.45            01/15/2015         1,119,920
     200,000  NASSAU COUNTY NY IDA                                                   6.88            07/01/2010           210,390
     425,000  NEW YORK CITY NY IDAG 2006 PROJECT SAMARITAN AIDS SERVICES
              (IDR, CITIBANK NA LOC)                                                 5.00            11/01/2024           434,482
     680,000  NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN COLLEGE
              AERONAUTICS SERIES A                                                   5.00            12/01/2016           668,936
     950,000  NEW YORK NY IDA SPECIAL NEEDS POOLED SERIES A1                         6.88            07/01/2010           965,409
     100,000  NEW YORK NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX+/-               5.25            02/01/2029           105,130
   1,000,000  NEW YORK STATE DORMITORY AUTHORITY CITY UNIVERSITY SYSTEM
              SERIES A (OTHER REVENUE LOC)                                           5.63            07/01/2016         1,106,670
   2,175,000  NEW YORK STATE DORMITORY AUTHORITY MANHATTAN COLLEGE SERIES B
              (COLLEGE & UNIVERSITY REVENUE, RADIAN INSURED)                         5.30            07/01/2037         2,192,444
     600,000  NEW YORK STATE DORMITORY AUTHORITY NEW YORK UNIVERSITY HOSPITAL
              CENTER SERIES B (HOSPITAL REVENUE)                                     5.63            07/01/2037           580,890
   1,000,000  ROCKLAND COUNTY NY (PROPERTY TAX REVENUE)                              5.50            10/15/2014         1,073,640
   1,000,000  ROCKLAND COUNTY NY (PROPERTY TAX REVENUE, FGIC INSURED)                5.60            10/15/2015         1,077,170
   2,000,000  SENECA NATION INDIANS NY CAPITAL IMPROVEMENTS AUTHORITY SERIES
              A (OTHER REVENUE)++                                                    5.25            12/01/2016         2,025,480

                                                                                                                       15,494,141
                                                                                                                    -------------
NORTH CAROLINA: 0.51%
   2,000,000  MOOREVILLE TOWN NC (LEASE REVENUE)                                     5.00            09/01/2032         2,013,580
                                                                                                                    -------------
NORTH DAKOTA: 0.31%
   1,245,000  THREE AFFILIATED TRIBES OF THE FORT BERTHOLD RESERVATION ND
              (RECREATIONAL FACILITIES REVENUE)                                      6.30            11/15/2010         1,246,083
                                                                                                                    -------------
OHIO: 2.89%
     850,000  DEERFIELD TOWNSHIP OH (TAX ALLOCATION REVENUE)                         5.00            12/01/2025           823,565
   3,760,000  MONTGOMERY COUNTY OH CHEVY CHASE APARTMENTSSS.+/-                      4.95            11/01/2035         3,729,995
   2,700,000  OHIO ENTERPRISE BOND SERIES2-A (ECONOMIC DEVELOPMENT REVENUE)          5.50            12/01/2019         2,683,557
   1,900,000  RIVERSOUTH OH AUTHORITY LAZARUS BUILDING REDEVELOPMENT SERIES A
              (OTHER REVENUE)                                                        5.75            12/01/2027         1,893,198
   2,500,000  TOLEDO-LUCAS COUNTY OH PORT AUTHORITY TOWN SQUARE AT LEVIS
              COMMONS (OTHER REVENUE)                                                5.40            11/01/2036         2,394,225

                                                                                                                       11,524,540
                                                                                                                    -------------
OKLAHOMA: 1.37%
     750,000  CHICKASAW NATION OK HEALTH SYSTEMS (HCFR)++                            6.00            12/01/2025           754,133
   2,250,000  CHICKASAW NATION OK HEALTH SYSTEMS (HCFR)++                            6.25            12/01/2032         2,256,908
   1,921,508  COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT #4 GERONIMO
              (EDUCATIONAL FACILITIES REVENUE)                                       6.25            08/15/2014         2,107,203
     335,000  OKLAHOMA HOUSING FINANCE AGENCY SINGLE FAMILY REVENUE BOND             6.80            09/01/2026           342,095

                                                                                                                        5,460,339
                                                                                                                    -------------
OREGON: 0.76%
   1,925,000  JACKSON COUNTY OR SERIES B (AIRPORT REVENUE)                           5.13            12/01/2023         1,952,027
   1,075,000  OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT AMT SFMR
              PROGRAM SERIES B (HOUSING REVENUE)                                     4.55            07/01/2027         1,081,461

                                                                                                                        3,033,488
                                                                                                                    -------------
PENNSYLVANIA: 4.25%
   2,235,000  ALLEGHENY COUNTY PA IDA PROPEL SCHOOLS HOMESTEAD PROJECT SERIES A      7.50            12/15/2029         2,338,056
   2,000,000  CHESTER COUNTY PA AVON GROVE CHARTER SCHOOL PROJECT SERIES A (IDR)     6.38            12/15/2037         1,984,060

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 33


MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
PENNSYLVANIA (Continued)
$  1,520,000  CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                 5.63%           10/01/2015     $   1,523,298
   3,500,000  DAUPHIN COUNTY PA HAPSCO WESTERN PA HOSPITAL PROJECT B
              (HOSPITAL REVENUE, MBIA INSURED)                                       6.25            07/01/2016         3,918,880
     925,000  DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY LOCAL
              GOVERNMENT SERIES C                                                    7.75            07/01/2027         1,287,073
   1,750,000  HARRISBURG PA HARRISBURG UNIVERSITY OF SCIENCE SERIES A
              (COLLEGE & UNIVERSITY REVENUE)                                         5.40            09/01/2016         1,765,523
   1,880,000  PENNSYLVANIA HEFA ALLEGHENY DELAWARE VALLEY SERIES A (HCFR LOC)        5.70            11/15/2011         1,995,582
     300,000  PENNSYLVANIA HOUSING FINANCE AGENCY AMT SERIES 99A (HOUSING
              REVENUE)                                                               4.70            10/01/2017           304,107
   1,250,000  PHILADELPHIA PA FIRST PHILADELPHIA CHARTER SERIES A (OTHER
              REVENUE)                                                               5.85            08/15/2037         1,227,813
     585,000  PHILADELPHIA PA FRANKLIN TOWNE CHARTER HIGH SERIES A (IDR)             5.00            01/01/2017           582,069

                                                                                                                       16,926,461
                                                                                                                    -------------
PUERTO RICO: 2.52%
   1,000,000  COMMONWEALTH OF PUERTO RICO (FUEL SALES TAX REVENUE LOC)               5.65            07/01/2015         1,116,880
   4,950,000  COMMONWEALTH OF PUERTO RICO SERIES A (PROPERTY TAX REVENUE)            5.00            07/01/2018         5,058,950
   1,015,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
              ENVIRONMENTAL CONTROL FACILITIES
              FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY                           5.00            02/01/2010         1,024,145
   2,500,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
              SERIES M (LEASE REVENUE,
              US GOVERNMENT GUARANTEED)                                              6.25            07/01/2031         2,835,300

                                                                                                                       10,035,275
                                                                                                                    -------------
SOUTH CAROLINA: 4.80%
   2,375,000  CHARLESTON EDUCATIONAL EXCELLENCE FINANCING CORPORATION SC
              CHARLESTON COUNTY
              SCHOOL DISTRICT PROJECT (LEASE REVENUE)                                5.00            12/01/2018         2,493,774
   5,000,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B^                                                              8.10            01/01/2027         1,106,050
     400,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B^                                                              8.00            01/01/2028            83,316
  10,350,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B^                                                              7.80            01/01/2032         1,649,687
   2,500,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B^                                                              7.45            01/01/2038           278,575
   2,900,000  GREENVILLE COUNTY SC SCHOOL DISTRICT BUILDING EQUITY SOONER
              (OTHER REVENUE, ASSURED GUARANTY)                                      4.63            12/01/2020         3,005,676
   1,495,000  KERSHAW COUNTY SC PUBLIC SCHOOLS DISTRICT PROJECT (LEASE
              REVENUE, CIFG INSURED)                                                 5.00            12/01/2020         1,562,753
   2,400,000  LEE COUNTY SC SCHOOL FACILITES INCORPORATED SERIES 2006 (LEASE
              REVENUE, RADIAN INSURED)                                               6.00            12/01/2031         2,531,952
   3,540,000  SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
              NONPROFIT INSTITUTIONS
              FURMAN UNIVERSITY PROJECT (COLLEGE & UNIVERSITY REVENUE, AMBAC
              INSURED)                                                               5.50            10/01/2030         3,724,399
   1,658,800  SOUTH CAROLINA STATE PORTS AUTHORITY#                                  7.80            07/01/2009         1,679,187
   1,835,000  THREE RIVERS SOLID WASTE AUTHORITY SOUTH CAROLINA CAPTIAL
              APPRECIATION-LANDFILL
              GAS PROJECT (SOLID WASTE REVENUE)^                                     5.51            10/01/2029           562,611
   1,835,000  THREE RIVERS SOLID WASTE AUTHORITY SOUTH CAROLINA CAPTIAL
              APPRECIATION-LANDFILL GAS PROJECT (SOLID WASTE REVENUE)^               5.49            10/01/2032           480,843

                                                                                                                       19,158,823
                                                                                                                    -------------
SOUTH DAKOTA: 1.50%
   2,000,000  LOWER BRULE SIOUX TRIBE SD SERIES B REFUNDING BOND                     5.50            05/01/2019         1,887,820
     440,000  SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION(i)          7.00            11/01/2013           453,138
   1,290,000  SISSETON-WAHPETON SD SIOUX TRIBE LAKE TRAVERSE RESERVATION(i)          7.00            11/01/2023         1,315,297
     275,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
              PROJECT SERIES A                                                       4.75            04/01/2010           278,729
     285,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
              PROJECT SERIES A                                                       5.00            04/01/2011           291,666
     300,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
              PROJECT SERIES A                                                       5.25            04/01/2012           310,119
     320,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
              PROJECT SERIES A                                                       5.25            04/01/2013           332,451
     420,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM MCELEEG PROJECT SERIES B         5.00            04/01/2014           418,853
     685,000  SOUTH DAKOTA EDFA POOLED LOAN PROGRAM MIDSTATES PRINT SERIES A         5.50            04/01/2018           703,016

                                                                                                                        5,991,089
                                                                                                                    -------------
TENNESSEE: 0.27%
   1,075,000  MEMPHIS TN HEALTH EDUCATIONAL & HOUSING FACILITY BOARD PRESCOTT
              PLACE
              APARTMENTS PROJECTSS.+/-                                               5.13            05/01/2038         1,070,496
                                                                                                                    -------------

34 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
TEXAS: 5.20%
$    340,000  ARANSAS COUNTY TX NAVAL DISTRICT #1 (PROPERTY TAX REVENUE,
              AMBAC INSURED)                                                         4.50%           02/15/2020     $     338,412
   5,500,000  ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                5.00            08/15/2034         5,727,590
     200,000  AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION CENTER
              FIRST TIER SERIES B (OTHER REVENUE)                                    6.00            01/01/2009           201,928
     475,000  AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION CENTER
              FIRST TIER SERIES B (OTHER REVENUE)                                    6.00            01/01/2010           483,754
   5,000,000  DALLAS FORT WORTH TX INTERNATIONAL AIRPORT FACILITIES
              IMPROVEMENT CORPORATION SERIES A (AIRPORT REVENUE, FGIC INSURED)       5.63            11/01/2021         5,195,700
   1,200,000  GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                          5.25            10/01/2016         1,181,724
     755,000  GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                          5.25            10/01/2017           740,278
   2,000,000  GARZA COUNTY TX PUBLIC FACILITY CORPORATION (LEASE REVENUE)            5.75            10/01/2025         1,943,520
   1,900,000  TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION SERIES C
              (OTHER REVENUE)+/-                                                     5.27            12/15/2026         1,714,275
     530,000  TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION KIPP
              INCORPORATED SERIES A (PRIVATE SCHOOL REVENUE, ACA INSURED)            4.70            02/15/2020           484,987
     870,000  TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION UPLIFT
              EDUCATION SERIES A (OTHER REVENUE)                                     5.75            12/01/2027           863,840
     550,000  TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION UPLIFT
              EDUCATION SERIES A (OTHER REVENUE)                                     5.88            12/01/2036           545,056
   1,385,000  TEXAS STATE PFA COSMOS FOUNDATION SERIES A (OTHER REVENUE)             5.00            02/15/2018         1,308,063

                                                                                                                       20,729,127
                                                                                                                    -------------
UTAH: 1.27%
   1,000,000  UTAH COUNTY UT CHARTER SCHOOL RONALD WILSON REAGAN SERIES A
              (PRIVATE SCHOOL REVENUE)                                               5.75            02/15/2022           986,620
     700,000  UTAH STATE CHARTER SCHOOL FINANCE AUTHORITY CHANNING HALL
              SERIES A (EDUCATIONAL
              FACILITIES REVENUE)++                                                  6.00            07/15/2037           678,811
   2,250,000  UTAH STATE CHARTER SCHOOL FINANCE AUTHORITY SUMMIT ACADEMY
              SERIES A (EDUCATIONAL
              FACILITIES REVENUE)                                                    5.80            06/15/2038         2,191,005
   1,200,000  WEST VALLEY CITY UT MONTICELLO ACADEMY (EDUCATIONAL FACILITIES
              REVENUE)++                                                             6.38            06/01/2037         1,205,544

                                                                                                                        5,061,980
                                                                                                                    -------------
VIRGINIA: 4.09%
   1,855,000  MARQUIS COMMUNITY DEVELOPMENT AUTHORITY VA (OTHER REVENUE)             5.63            09/01/2018         1,842,367
   1,894,000  REYNOLDS CROSSING COMMUNITY DEVELOPMENT AUTHORITY REYNOLDS
              CROSSING PROJECT (SPECIAL TAX REVENUE)                                 5.10            03/01/2021         1,750,586
   8,760,000  TOBACCO SETTLEMENT FINANCING CORPORATION ASSET-BACKED (EXCISE
              TAX REVENUE)                                                           5.50            06/01/2026         9,704,766
   1,150,000  WATKINS CENTRE COMMUNITY DEVELOPMENT AUTHORITY VA (OTHER
              REVENUE)                                                               5.40            03/01/2020         1,109,175
   1,950,000  WHITE OAK VILLAGE VA SHOPS COMMUNITY DEVELOPMENT AUTHORITY
              (SPECIAL TAX REVENUE)                                                  5.30            03/01/2017         1,900,178

                                                                                                                       16,307,072
                                                                                                                    -------------
WASHINGTON: 4.39%
   1,200,000  OKANOGAN COUNTY WA IRRIGATION DISTRICT                                 4.75            12/01/2013         1,226,820
     205,000  QUINAULT WA INDIAN NATION REFUNDED QUINAULT BEACH SERIES A
              (OTHER REVENUE, ACA INSURED)                                           5.80            12/01/2015           202,306
   4,940,000  TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
              ASSET-BACKED                                                           6.50            06/01/2026         5,100,797
     785,000  WASHINGTON STATE HCFR KADLEC MEDICAL CENTER SERIES A (HOSPITAL
              REVENUE, GUARANTEE AGREEMENT)                                          5.00            12/01/2030           794,546
   2,125,000  WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY SERIES B
              (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)                          5.00            02/15/2027         2,144,274
   1,900,000  WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY SERIES C
              (HEALTH FACILITIES FINANCING AUTHORITY REVENUE, RADIAN INSURED)        5.38            08/15/2028         1,926,239
   2,500,000  WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY SERIES C
              (HEALTH FACILITIES FINANCING AUTHORITY REVENUE, RADIAN INSURED)        5.50            08/15/2036         2,540,925
   3,000,000  WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY VA MASON
              MEDICAL SERIES A (HEALTH FACILITIES FINANCING AUTHORITY REVENUE)       6.13            08/15/2037         2,929,680
     615,000  WASHINGTON STATE HOUSING FINANCE COMMISSION CRISTA MINISTRIES
              PROJECT A                                                              5.35            07/01/2014           618,727

                                                                                                                       17,484,314
                                                                                                                    -------------

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 35


MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
WEST VIRGINIA: 0.32%
$    500,000  BERKLEY COUNTY WV PUBLIC SEWER BERKLEY COUNTY REFERENDUM (SEWER
              REVENUE)                                                               5.00%           10/01/2022     $     487,235
     600,000  OHIO COUNTY WV COMMISSION SEWAGE SYSTEM FORT HENRY CENTRE
              FINANCING DISTRICT SERIES A (TAX INCREMENTAL REVENUE)                  5.85            06/01/2034           576,606
     215,000  OHIO COUNTY WV FORT HENRY CENTER FINANCING DISTRICT SERIES A           5.00            06/01/2015           211,205

                                                                                                                        1,275,046
                                                                                                                    -------------
WISCONSIN: 5.12%
     380,000  BADGER TOBACCO ASSET SECURITIZATION CORPORATION WI (EXCISE TAX
              REVENUE)                                                               5.75            06/01/2012           399,441
   8,250,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED        6.00            06/01/2017         8,380,268
   2,995,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED
              (OTHER REVENUE)                                                        6.13            06/01/2027         3,098,140
   1,200,000  MILWAUKEE WI RDA REVENUE SCIENCE EDUCATION CONSORTIUM PROJECT
              SERIES A                                                               5.75            08/01/2035         1,162,860
     520,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT                              5.35            12/01/2010           522,168
     390,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT                              5.50            12/01/2011           392,530
     250,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES
              A (SALES TAX REVENUE, MBIA INSURED)                                    5.50            12/15/2017           285,173
   3,050,000  WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM PROJECTSS.+/-       5.00            12/01/2027         2,964,082
   3,030,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E            4.90            11/01/2035         3,071,178
     125,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
              (HOUSING REVENUE, AMBAC INSURED)                                       4.90            11/01/2035           126,931

                                                                                                                       20,402,771
                                                                                                                    -------------
WYOMING: 0.89%
   3,500,000  EVANSVILLE WY POLYPIPE INCORPORATED PROJECT (IDR, JPMORGAN
              CHASE BANK LOC)                                                        4.65            12/01/2016         3,529,890
                                                                                                                    -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $394,548,443)                                                                     392,301,852
                                                                                                                    -------------

      SHARES
SHORT-TERM INVESTMENTS: 1.05%

MUTUAL FUNDS: 1.05%

   4,208,504  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++                                            4,208,504
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,208,504)                                                                          4,208,504
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $398,756,947)*                                                99.44%                                          $ 396,510,356

OTHER ASSETS AND LIABILITIES, NET                                    0.56                                               2,216,116
                                                                   ------                                           -------------

TOTAL NET ASSETS                                                   100.00%                                          $ 398,726,472
                                                                   ------                                           -------------

--------------------------------------------------------------------------------

SS. These securities are subject to a demand feature which reduces the effective maturity.

+/-   Variable rate investments.

^     Zero coupon bond. Interest rate presented is yield to maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(i)   Illiquid security.

#     Security pledged as collateral for futures transactions. (See Note 2)

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $4,208,504.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

36 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES: 98.88%

ALABAMA: 1.07%

$  3,945,000  LAKE MARTIN AL AREA IDA (IDR)                                             4.50%         02/01/2010    $   3,959,202
   3,350,000  WEDOWEE CHIMNEY COVE AL IMPROVEMENT DISTRICT CHIMNEY COVE PROJECT
              (OTHER REVENUE)SS.+/-                                                     5.00          07/01/2037        3,340,654

                                                                                                                        7,299,856
                                                                                                                    -------------

ALASKA: 0.27%
     460,000  ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY (UTILITIES
              REVENUE LOC)                                                              6.00          01/01/2015          473,717
     769,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO SETTLEMENT
              REVENUE ASSET-BACKED PREREFUNDED (EXCISE TAX REVENUE)SS.                  6.20          06/01/2022          804,443
     550,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO SETTLEMENT
              REVENUE ASSET-BACKED PREREFUNDED (EXCISE TAX REVENUE)SS.                  6.50          06/01/2031          592,004

                                                                                                                        1,870,164
                                                                                                                    -------------

ARIZONA: 3.51%
   2,150,000  ARIZONA EDUCATIONAL LOAN MARKETING CORPORATION JUNIOR SUBORDINATE
              SERIES                                                                    6.30          12/01/2008        2,160,256
   9,900,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
              SERIES B (HOSPITAL REVENUE)SS.+/-                                         4.27          02/01/2042        9,776,250
     265,000  ESTRELLA MOUNTAIN AZ RANCH COMMUNITY FACILITIES DISTRICT (PROPERTY
              TAX REVENUE)                                                              4.50          07/15/2009          265,034
     180,000  ESTRELLA MOUNTAIN AZ RANCH COMMUNITY FACILITIES DISTRICT (PROPERTY
              TAX REVENUE)                                                              4.70          07/15/2010          180,167
     185,000  ESTRELLA MOUNTAIN AZ RANCH COMMUNITY FACILITIES DISTRICT (PROPERTY
              TAX REVENUE)                                                              4.85          07/15/2011          185,198
     100,000  ESTRELLA MOUNTAIN AZ RANCH COMMUNITY FACILITIES DISTRICT (PROPERTY
              TAX REVENUE)                                                              5.00          07/15/2012          100,078
   3,350,000  GILBERT AZ WATER RESERVE MUNICIPAL PROPERTY CORPORATION SUB LIEN
              (WATER REVENUE)                                                           4.75          10/01/2032        3,444,571
   1,635,000  PIMA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY GLOBAL WATER
              RESEARCH LLC PROJECT (WATER REVENUE)                                      5.50          12/01/2013        1,616,835
   1,500,000  VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)               4.85          07/15/2014        1,484,580
   2,398,500  WHITE MOUNTAIN AZ APACHE TRIBE FORT APACHE INDIAN RESERVATION FORT
              APACHE TIMBER EQUIPMENT LEASE(i)                                          6.25          03/04/2012        2,412,651
   2,290,000  YAVAPAI COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY WASTE
              MANAGEMENT INCORPORATED PROJECT SERIES A-2 (OTHER REVENUE)SS.+/-          4.45          03/01/2028        2,290,183

                                                                                                                       23,915,803
                                                                                                                    -------------

ARKANSAS: 0.24%
     500,000  GARLAND COUNTY AR FACILITIES BOARD                                        4.20          10/01/2009          493,345
     495,000  GARLAND COUNTY AR FACILITIES BOARD                                        4.30          10/01/2010          486,293
     165,000  GARLAND COUNTY AR FACILITIES BOARD                                        4.40          10/01/2011          161,586
     505,000  GARLAND COUNTY AR FACILITIES BOARD                                        4.50          10/01/2012          493,572

                                                                                                                        1,634,796
                                                                                                                    -------------

CALIFORNIA: 11.20%
     105,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SAN DIEGO CA
              HOSPITAL ASSOCIATION SERIES C                                             4.00          03/01/2008          105,033
   2,500,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE-BACKED
              PROGRAM SERIES C PUTTABLE (HOUSING REVENUE, GNMA INSURED)SS.              4.10          08/01/2039        2,524,725
   1,630,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE-BACKED
              SECURITIES PROGRAM SERIES E (HOUSING REVENUE, GNMA)                       4.35          02/01/2024        1,653,619
   2,500,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY MORTGAGE-BACKED
              SECURITIES SERIES D (OTHER REVENUE, GNMA)                                 4.30          08/01/2024        2,545,400
     500,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED
              (HCFR LOC)SS.+/-                                                          2.50          05/15/2029          500,000
   4,950,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED
              CONVERTIBLE (HCFR LOC)SS.+/-                                              2.50          05/15/2029        4,950,000
     595,000  CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL PENINSULA PROJECT
              (GO - STATES, TERRITORIES)                                                4.60          11/01/2013          583,344
   4,400,000  CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATIONSS.+/-              5.50          12/01/2028        4,400,000
   3,300,000  DINUBA CA REDEVELOPMENT AGENCY MERGED CITY REDEVELOPMENT PROJECT
              #2 (OTHER REVENUE)                                                        4.45          10/01/2011        3,304,719

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 37


SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
CALIFORNIA (Continued)
$  3,400,000  FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY (TOLL ROAD
              REVENUE)                                                                  5.25%         07/15/2010    $   3,375,044
  41,530,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA SERIES 2003 A1
              PREREFUNDED (EXCISE TAX REVENUE)SS.                                       6.25          06/01/2033       45,504,421
   2,500,000  MONROVIA CA REDEVELOPMENT AGENCY CENTURY REDEVELOPMENT PROJECT
              AREA #1 (TAX INCREMENTAL REVENUE)                                         4.40          06/01/2012        2,479,750
   1,520,000  OXNARD CA HARBOR DISTRICT (AIRPORT REVENUE, ACA INSURED)                  5.65          08/01/2014        1,530,883
     850,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
              REVENUE)                                                                  5.50          03/01/2008          850,604
   2,075,000  SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
              REVENUE)                                                                  4.50          03/01/2011        2,069,439

                                                                                                                       76,376,981
                                                                                                                    -------------

COLORADO: 2.03%
  12,750,000  AURORA CO WOODRIDGE APARTMENTS PROJECT MFHRSS.+/-                         4.25          12/20/2040       12,739,035
     395,000  COLORADO ECFA DENVER ACADEMY SERIES A                                     5.00          05/01/2008          394,700
     750,000  EAGLE COUNTY CO AIRPORT TERMINAL PROJECT SERIES A (AIRPORT REVENUE)       5.00          05/01/2011          743,715

                                                                                                                       13,877,450
                                                                                                                    -------------

CONNECTICUT: 1.09%
   4,750,000  CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITY AUTHORITY HOSPITAL
              FOR SPECIAL CARE SERIES D (EDUCATIONAL FACILITIES REVENUE, RADIAN
              INSURED)SS.+/-                                                            4.15          07/01/2037        4,750,000
     815,000  CONNECTICUT STATE HEFA NEW OPPORTUNITIES FOR WATERBURY SERIES A
              (LEASE REVENUE LOC)                                                       6.75          07/01/2013          826,011
   2,000,000  MASHANTUCKET WESTERN PEQUOT TRIBE CT SUBSERIES B (SPECIAL TAX
              REVENUE)^                                                                 3.94          09/01/2009        1,874,080

                                                                                                                        7,450,091
                                                                                                                    -------------

DELAWARE: 0.62%
   2,660,000  DELAWARE STATE CHRISTIANA CARE HEALTH SERVICES (HCFR, AMBAC
              INSURED)                                                                  5.25          10/01/2010        2,795,873
   1,425,000  DELAWARE STATE HOUSING AUTHORITY SENIOR SINGLE FAMILY MORTAGE
              SERIES D-1 (HOUSING REVENUE)                                              4.63          01/01/2023        1,439,321

                                                                                                                        4,235,194
                                                                                                                    -------------

DISTRICT OF COLUMBIA: 0.26%
   1,000,000  DISTRICT OF COLUMBIA HOUSING FINANCE AGENCY WESLEY HOUSE APARTMENTS
              PROJECT B (HOUSING REVENUE)                                               4.10          03/01/2009        1,005,510
     740,000  DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION             5.38          05/15/2010          759,566

                                                                                                                        1,765,076
                                                                                                                    -------------

FLORIDA: 4.99%
   2,800,000  ARCADIA FL HOUSING AUTHORITY ARCADIA OAKS ASSOCIATION LIMITED
              PROJECT (HOUSING REVENUE, GIC-TRANSAMERICA OCCIDENTAL LOC)                4.25          01/01/2012        2,796,948
   3,250,000  AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL (OTHER
              REVENUE)                                                                  4.80          11/01/2012        2,988,245
     133,000  BREVARD COUNTY FL HFA SERIES B (HOUSING REVENUE LOC)                      6.50          09/01/2022          139,032
   3,400,000  BREVARD COUNTY FL RETIREMENT HOUSING FUNDING (HCFR LOC)SS.+/-             5.50          12/01/2028        3,400,000
   3,370,000  CHARLOTTE COUNTY FL IDA BOND ANTICIPATION NOTES (OTHER REVENUE)           5.75          10/01/2008        3,351,162
   1,550,000  CITIZENS PROPERTY INSURANCE CORPORATION FLORIDA HIGH RISK ACCOUNT
              SERIES A (OTHER REVENUE, MBIA INSURED)                                    5.00          03/01/2011        1,618,433
   1,500,000  CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B (OTHER
              REVENUE)                                                                  5.13          05/01/2016        1,343,775
   1,200,000  ESCAMBIA COUNTY FL HFA MULTI COUNTY PROGRAM SERIES A1 (SFHR, FHLMC)       4.15          10/01/2021        1,217,244
     770,000  ESCAMBIA COUNTY FL HFA MULTI COUNTY PROGRAM SERIES A2 (HOUSING
              REVENUE LOC)                                                              6.95          04/01/2024          798,867
     435,000  HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY ADVENTIST HEALTH
              SYSTEM SERIES G (HCFR LOC)                                                5.00          11/15/2009          444,566
     400,000  HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY ADVENTIST HEALTH
              SYSTEM SERIES G (HCFR LOC)                                                5.00          11/15/2010          411,720
     455,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION METROPOLITAN
              PARKING SOLUTIONS PROJECT (IDR LOC)                                       3.63          10/01/2008          450,373

38 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
FLORIDA (Continued)
$      5,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION METROPOLITAN
              PARKING SOLUTIONS PROJECT (IDR LOC)                                       3.80%         10/01/2009    $       4,893
   1,000,000  LEE COUNTY FL IDA SHELL PARTNERSHIP ALLIANCE COMMUNITY PROJECT
              (HCFR)                                                                    5.00          11/15/2009        1,007,760
     155,000  MANATEE COUNTY FL HFA SINGLE FAMILY SUBSERIES 2 (HOUSING REVENUE
              LOC)                                                                      6.50          11/01/2023          157,072
   2,500,000  MIAMI DADE COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE, MBIA
              INSURED)SS.+/-                                                            5.50          05/01/2030        2,654,275
   2,800,000  ORANGE COUNTY FL ORLANDO REGIONAL SERIES B (HCFR, RADIAN INSURED)
              SS.+/-                                                                    6.74          10/27/2022        2,800,000
   1,700,000  PUNTA GORDA FL HOUSING AUTHORITY GULF BREEZE APARTMENTS SERIES B
              (HOUSING  REVENUE)                                                        4.13          07/01/2010        1,709,027
   1,610,000  SOUTH BROWARD HOSPITAL DISTRICT FL SERIES A (HOSPITAL REVENUE,
              MBIA INSURED)                                                             5.00          05/01/2011        1,690,452
     650,000  ST. JOHNS COUNTY FL IDA HEALTH CARE GLENMOOR ST. JOHNS PROJECT
              SERIES A PREREFUNDED (NURSING HOME REVENUE)SS.                            8.00          01/01/2017          713,895
   1,448,000  TAX EXEMPT MUNICIPAL INFRASTRUCTURE TRUST CERTIFICATES FL SERIES
              2004 C CLASS A                                                            4.05          11/01/2008        1,441,441
   2,900,000  VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)SS.+/-                       5.50          12/01/2028        2,900,000

                                                                                                                       34,039,180
                                                                                                                    -------------

GEORGIA: 0.73%
   1,000,000  ATLANTA GA SERIES A (WATER REVENUE LOC)                                   5.50          11/01/2011        1,075,200
   2,097,579  DALTON GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE(I)                     4.20          08/01/2013        2,099,173
     776,996  DALTON GA SCHOOL DISTRICT LEASE #996-021203 SERIES B(I)                   4.20          08/01/2013          777,586
     650,821  GAINESVILLE GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE(I)                4.20          03/01/2013          651,029
     389,276  PUTNAM COUNTY GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE(I)              4.20          03/01/2013          389,401

                                                                                                                        4,992,389
                                                                                                                    -------------

HAWAII: 0.46%
   3,000,000  HAWAII STATE (AIRPORT REVENUE, FGIC INSURED)                              5.75          07/01/2015        3,152,880
                                                                                                                    -------------

ILLINOIS: 2.95%
   2,850,000  AURORA IL SERIES B                                                        4.90          12/30/2011        2,823,011
     940,000  AURORA IL TAX INCREMENTAL REVENUE                                         5.00          12/30/2008          939,455
     990,000  AURORA IL TAX INCREMENTAL REVENUE                                         5.00          12/30/2009          988,515
     750,000  CHICAGO IL JUNIOR LIEN NEAR SOUTH REDEVELOPMENT PROJECT SERIES A
              (TAX REVENUE, ACA INSURED)                                                5.00          11/15/2010          737,970
   1,215,000  CHICAGO IL SERIES 2E (HOUSING REVENUE, GNMA)                              4.38          12/01/2017        1,235,363
   1,485,000  CHICAGO IL SERIES C (HOUSING REVENUE, GNMA)                               4.20          06/01/2022        1,505,196
   2,200,000  CHICAGO IL SERIES E (HOUSING REVENUE, GNMA)                               4.15          06/01/2022        2,225,762
   1,640,000  COOK COUNTY IL SCHOOL DISTRICT #159 MATTESON-RICHTON PARK (OTHER
              REVENUE)                                                                  6.00          04/01/2008        1,650,168
     400,000  ILLINOIS CHICAGO CHARTER SCHOOL PROJECT (EDUCATIONAL FACILITIES
              REVENUE)                                                                  4.50          12/01/2012          395,472
     270,000  ILLINOIS FINANCE AUTHORITY COMMUNITY REHABILITATION PROVIDERS
              SERIES A                                                                  5.38          07/01/2009          274,447
   1,480,000  ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
              SERIES A (OTHER REVENUE)                                                  4.75          07/01/2010        1,493,527
   1,440,000  ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
              SERIES A (OTHER REVENUE)                                                  4.80          07/01/2011        1,458,504
   1,000,000  ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
              SERIES A (OTHER REVENUE)                                                  4.85          07/01/2012        1,011,680
     110,000  ILLINOIS FINANCE AUTHORITY PRIMARY HEALTH CARE CENTERS                    4.63          07/01/2008          109,473
   1,050,000  ILLINOIS HEALTH FACILITIES AUTHORITY DECATUR MEMORIAL HOSPITAL
              (HOSPITAL REVENUE)                                                        5.50          10/01/2010        1,094,174
     385,000  ILLINOIS HEALTH FACILITIES AUTHORITY MEMORIAL MEDICAL CENTER
              SYSTEMS PROJECT (HCFR LOC)                                                5.25          10/01/2009          393,362
     100,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY (HOUSING REVENUE, FIRST
              SECURITY BANK LOC)                                                        4.38          07/01/2015          100,783
   1,355,000  SALEM IL AMERICANA BUILDING PRODUCTS SS.+/-                               4.30          04/01/2017        1,355,000
     280,000  UPPER ILLINOIS RIVER VALLEY DEVELOPMENT AUTHORITY MORRIS HOSPITAL         6.05          12/01/2011          297,478

                                                                                                                       20,089,340
                                                                                                                    -------------

INDIANA: 1.56%
     765,000  BEECH GROVE IN SCHOOL BUILDING CORPORATION (LEASE REVENUE, MBIA
              INSURED)                                                                  6.25          07/05/2016          864,305
   2,000,000  INDIANA BOND BANK BMA INDEX SERIES B (OTHER REVENUE)+/-                   3.64          10/15/2009        1,998,000
   3,670,000  INDIANA BOND BANK BMA INDEX SERIES B (OTHER REVENUE)+/-                   3.66          10/15/2010        3,666,330

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 39


SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
INDIANA (Continued)
$    595,000  JEFFERSONVILLE IN BUILDING CORPORATION SERIES A (OTHER REVENUE)           4.00%         08/15/2012    $     596,226
     280,000  JEFFERSONVILLE IN BUILDING CORPORATION SERIES B (OTHER REVENUE)           4.00          08/15/2012          280,577
   1,045,000  SHELBY COUNTY IN JAIL BUILDING CORPORATION                                5.40          07/15/2008        1,046,965
     650,000  VALPARAISO IN VALPARAISO FAMILY YMCA (OTHER REVENUE)                      4.70          12/01/2009          647,134
   1,500,000  WEST BADEN SPRINGS IN TOWN HALL SPECIAL REVENUE BAN (OTHER
              REVENUE)                                                                  5.00          11/01/2011        1,504,845

                                                                                                                       10,604,382
                                                                                                                    -------------

IOWA: 2.50%
     490,000  MUSCATINE IA (ELECTRIC REVENUE)                                           9.70          01/01/2013          553,597
   2,180,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE ASSET-
              BACKED SERIES B (EXCISE TAX REVENUE LOC)                                  5.50          06/01/2011        2,332,971
     180,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE ASSET-
              BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC)SS.                   5.50          06/01/2012          193,937
   1,895,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE ASSET-
              BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC)SS.                   5.50          06/01/2013        2,041,730
     460,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE ASSET-
              BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC)SS.                   5.50          06/01/2014          495,618
  10,775,000  TOBACCO SETTLEMENT AUTHORITY IA TOBACCO SETTLEMENT REVENUE ASSET-
              BACKED SERIES B PREREFUNDED (EXCISE TAX REVENUE LOC)SS.                   5.30          06/01/2025       11,453,502

                                                                                                                       17,071,355
                                                                                                                    -------------

KANSAS: 2.90%
     100,000  CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
              (OTHER REVENUE)                                                           5.00          09/01/2009           99,962
     205,000  CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
              (OTHER REVENUE)                                                           5.00          09/01/2010          204,783
     225,000  CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
              (OTHER REVENUE)                                                           5.00          03/01/2011          224,465
     200,000  CITY OF OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT
              (OTHER REVENUE)                                                           5.00          09/01/2011          199,456
   1,945,000  COUNTIES OF SEDWICK & SHAWNEE KS SERIES B5 (HOUSING REVENUE, GNMA)        4.10          12/01/2023        1,972,133
   1,500,000  KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE ANTICIPATION
              NOTES BETHEL UNIVERSITY SERIES B (OTHER REVENUE)                          5.25          05/01/2008        1,500,675
   3,000,000  KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE ANTICIPATION
              NOTES OTTAWA UNIVERSITY SERIES E (OTHER REVENUE)                          5.25          05/01/2008        3,001,350
     800,000  KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE ANTICIPATION
              NOTES SOUTHWESTERN (OTHER REVENUE)                                        5.25          05/01/2008          800,360
     295,000  MANHATTAN KS TRANSPORTATION DEVELOPMENT DISTRICT                          4.15          08/01/2015          304,915
   3,700,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT REFERENDUM SALES TAX SECOND
              LIEN AREA B (SALES TAX REVENUE)                                           5.00          12/01/2020        3,658,264
   2,000,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION SALES TAX
              SECOND LIEN AREA B                                                        4.75          12/01/2016        1,987,020
   3,735,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION SALES TAX
              SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)                       3.75          12/01/2012        3,723,272
   2,100,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION SALES TAX
              SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)                       3.85          12/01/2013        2,108,421

                                                                                                                       19,785,076
                                                                                                                    -------------

KENTUCKY: 3.31%
   6,340,000  ASHLAND KY PCR                                                            5.70          11/01/2009        6,633,605
   1,710,000  KENTON COUNTY KY AIRPORT BOARD (AIRPORT REVENUE, MBIA INSURED)            5.63          03/01/2015        1,812,412
   2,590,000  KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KENTUCKY
              SERIES A (AIRPORT REVENUE, XLCA COMPANY INSURED)                          5.00          03/01/2012        2,678,319
   2,740,000  KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KENTUCKY
              SERIES A (AIRPORT REVENUE, XLCA COMPANY INSURED)                          5.00          03/01/2013        2,839,024
   5,830,000  KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KENTUCKY
              SERIES B (AIRPORT REVENUE, XLCA COMPANY INSURED)                          5.00          03/01/2012        6,028,803
     400,000  KENTUCKY EDFA RETIREMENT HOUSING FOUNDATION (HCFR LOC)SS.+/-              5.50          12/01/2028          400,000
   2,000,000  LOUISVILLE & JEFFERSON COUNTY KY REGIONAL AIRPORT AUTHORITY
              SERIES A (AIRPORT REVENUE, FIRST SECURITY BANK LOC)                       5.75          07/01/2015        2,155,140

                                                                                                                       22,547,303
                                                                                                                    -------------

40 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
LOUISIANA: 1.02%
$  3,625,000  LOUISIANA PFA (HOSPITAL REVENUE)SS.+/-                                    5.00%         07/01/2030    $   3,625,000
   1,909,000  NEW ORLEANS LA HOME MORTGAGE AUTHORITY SPECIAL OBLIGATIONS                6.25          01/15/2011        2,053,072
   1,295,000  VILLAGE OF EPPS LA                                                        7.25          06/01/2009        1,292,656

                                                                                                                        6,970,728
                                                                                                                    -------------

MARYLAND: 0.45%
   3,000,000  MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES ASTON WOODS APARTMENT
              PROJECT SERIES A PUTTABLE (MFHR, FNMA INSURED)SS.                         4.90          05/15/2031        3,074,370
                                                                                                                    -------------

MASSACHUSETTS: 2.14%
     110,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVELOPMENTAL DISABILITIES
              INCORPORATED                                                              6.25          06/01/2008          109,927
   2,250,000  MASSACHUSETTS HEFA CARITAS CHRISTIAN OBLIGATION SERIES B
              (HEALTHCARE FACILITIES  REVENUE)                                          6.50          07/01/2012        2,340,518
     775,000  MASSACHUSETTS HEFA EYE & EAR INFIRMARY SERIES B (HCFR LOC)                5.25          07/01/2009          773,566
   1,000,000  MASSACHUSETTS INDUSTRIAL FINANCE AGENCY SENIOR LIVING FACILITY
              FORGE HILL PROJECT PREREFUNDED (NURSING HOME REVENUE)SS.                  6.75          04/01/2030        1,027,860
   7,000,000  MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY POWER SUPPLY
              (ELECTRIC REVENUE, AMBAC INSURED)                                         5.45          07/01/2018        7,011,480
     230,000  MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES INCORPORATED
              PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)                           5.50          01/01/2013          241,705
   1,935,000  MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES INCORPORATED
              PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)                           5.50          01/01/2016        2,018,399
   1,000,000  MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES INCORPORATED
              PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)                           5.50          01/01/2017        1,040,240

                                                                                                                       14,563,695
                                                                                                                    -------------

MICHIGAN: 0.35%
   1,145,000  COMSTOCK PARK MI PUBLIC SCHOOLS SCHOOL BUILDING & SITE (PROPERTY
              TAX REVENUE, FGIC INSURED)                                                7.88          05/01/2011        1,257,519
   1,135,000  FLINT MI INTERNATIONAL ACADEMY (EDUCATIONAL FACILITIES REVENUE)           5.00          10/01/2017        1,113,469

                                                                                                                        2,370,988
                                                                                                                    -------------

MINNESOTA: 0.58%
     715,000  BROOKLYN PARK MN EDFA HUNTINGTON SITE DEVELOPMENT SERIES A
              (OTHER REVENUE)                                                           4.40          08/01/2008          716,530
     410,000  MINNESOTA STATE HOUSING FINANCE AGENCY SERIES A                           5.35          02/01/2008          410,611
     515,000  ST. PAUL MN HOUSING & RDA ROSSY & RICHARD SHALLER SERIES B
              (HOUSING REVENUE, BREMER BANK LOC)SS.+/-                                  3.92          03/01/2022          515,000
   2,325,000  WESTERN MN MUNICIPAL POWER AGENCY SERIES A (POWER REVENUE,
              AMBAC INSURED)                                                            5.40          01/01/2009        2,328,209

                                                                                                                        3,970,350
                                                                                                                    -------------

MISSISSIPPI: 0.29%
   2,000,000  BILOXI MS HOUSING AUTHORITY BAYVIEW PLACE ESTATES (HOUSING REVENUE,
              GIC-TRANSAMERICA BANK LOC)                                                4.65          08/01/2008        2,000,000
                                                                                                                    -------------

MISSOURI: 1.78%
   3,000,000  CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO (SALES
              TAX REVENUE, CIFG INSURED)                                                4.00          04/15/2026        3,015,090
   1,020,000  FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX INCREMENTAL
              REVENUE)                                                                  4.50          04/01/2021        1,005,128
   2,370,000  HAZELWOOD MO IDA BOTTOM ROAD DEVELOPMENT PROJECT                          3.88          08/01/2018        2,364,596
   2,000,000  LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION                        5.25          12/01/2014        2,000,440
     800,000  MISSOURI STATE ENVIRONMENTAL IMPROVEMENT & ENERGY RESOURCES
              AUTHORITY AMERICAN CYANAMID COMPANY                                       5.80          09/01/2009          829,360
     110,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SINGLE FAMILY
              SERIES B2                                                                 6.40          03/01/2029          113,113
     180,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SINGLE FAMILY
              SERIES D2                                                                 6.30          03/01/2029          183,470
   2,500,000  ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL SERIES B (AIRPORT
              REVENUE, FGIC INSURED)                                                    6.00          07/01/2011        2,660,125

                                                                                                                       12,171,322
                                                                                                                    -------------

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 41


SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MONTANA: 0.94%
$  1,000,000  MONTANA HEALTH FACILITIES AUTHORITY BENEFITS HEALTH CARE
              PROJECT (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)#                5.38%           09/01/2011     $   1,046,060
   1,080,000  MONTANA STATE BOARD INVESTMENT REFUNDED 1996 PAYROLL TAX
              (OTHER REVENUE, MBIA INSURED)                                          6.88            06/01/2020         1,141,063
   2,470,000  MONTANA STATE BOARD INVESTMENT REFUNDED BALANCED 1996 PAYROLL
              TAX (OTHER REVENUE, MBIA INSURED)                                      6.88            06/01/2020         2,609,654
   1,535,000  MONTANA STATE BOARD INVESTMENT REFUNDED PAYROLL TAX (OTHER
              REVENUE, MBIA INSURED)                                                 6.88            06/01/2020         1,621,789

                                                                                                                        6,418,566
                                                                                                                    -------------
NEBRASKA: 0.38%
   1,800,000  BLAIR NE BOND ANTICIPATION NOTES SERIES B (WATER REVENUE)              4.65            06/15/2012         1,821,186
     755,000  O'NEILL NE ST. ANTHONY'S PROJECT                                       6.25            09/01/2012           772,788

                                                                                                                        2,593,974
                                                                                                                    -------------
NEVADA: 0.22%
   1,495,000  CLARK COUNTY NEVADA PASSENGER FACILITIES LAS VEGAS MCCARRAN
              INTERNATIONAL AIRPORT (AIRPORT REVENUE, MBIA INSURED)                  5.38            07/01/2013         1,526,246
                                                                                                                    -------------
NEW HAMPSHIRE:0.40%
   2,615,000  NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY FRANKLIN REGIONAL
              HOSPITAL ASSOCIATION PROJECT SERIES A PREREFUNDED (HCFR)SS.            6.05            03/01/2009         2,733,564
                                                                                                                    -------------
NEW JERSEY: 11.27%
   2,600,000  CITY OF BAYONNE NJ (PROPERTY TAX REVENUE)                              5.00            10/24/2008         2,621,346
     820,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
              REVENUE                                                                5.63            06/15/2017           820,164
   2,100,000  NEW JERSEY HFFA JERSEY CITY MEDICAL CENTER (HCFR LOC)                  4.80            08/01/2021         2,112,369
     670,000  NEW JERSEY STATE HOUSING & MORTGAGE FINANCE MEADOW BROOK
              APARTMENTS PROJECT SERIES A (MFHR, JPMORGAN CHASE BANK LOC)
              SS.+/-                                                                 4.10            03/15/2040           673,980
   2,250,000  NORTHEAST MONMOUTH COUNTY REGIONAL SEWAGE AUTHORITY SERIES A
              (SEWER REVENUE, MBIA INSURED)                                          5.00            11/01/2010         2,274,885
  39,665,000  TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX
              REVENUE)                                                               5.75            06/01/2032        42,507,791
  21,060,000  TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX
              REVENUE)                                                               6.38            06/01/2032        23,842,237
   2,000,000  WEEHAWKEN TOWNSHIP NJ TAX ANTICIPATION NOTES (OTHER REVENUE)           4.50            10/10/2008         2,011,140

                                                                                                                       76,863,912
                                                                                                                    -------------
NEW MEXICO: 2.40%
     470,000  ALBUQUERQUE NM MCT INDUSTRIES INCORPORATED PROJECT                     3.70            04/01/2010           471,969
     655,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY                                  4.05            07/01/2026           655,262
  12,280,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY (HOUSING REVENUE, GNMA           4.20            07/01/2028        12,402,677
     480,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 (HOUSING
              REVENUE LOC)                                                           7.10            09/01/2030           494,770
   1,000,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 CLASS I
              (HOUSING REVENUE, GNMA INSURED)                                        4.40            01/01/2027         1,013,710
     915,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES D2 (HOUSING
              REVENUE LOC)                                                           6.75            09/01/2029           940,593
     345,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES F2 (HOUSING
              REVENUE LOC)                                                           6.80            03/01/2031           354,791

                                                                                                                       16,333,772
                                                                                                                    -------------
NEW YORK: 4.39%
   2,310,000  AMHERST NY IDAG CIVIC FACILITIES SERIES A (IDR, RADIAN
              INSURED)SS.+/-                                                         4.20            10/01/2031         2,309,076
   1,360,000  BROOKHAVEN NY IDAG (OTHER REVENUE, NORTH FORK BANK)SS.+/-              4.25            11/01/2037         1,370,200
   3,950,000  BUFFALO & FORT ERIE NY PUBLIC BRIDGE AUTHORITY (TOLL ROAD
              REVENUE, BANK OF NOVA SCOTIA)SS.+/-                                    4.00            01/01/2025         4,005,379
   4,000,000  MONROE COUNTY NY BOND ANTICIPATION NOTES (PROPERTY TAX
              REVENUE)                                                               4.25            07/16/2008         4,026,840
     390,000  NASSAU COUNTY NY IDA NORTH SHORE HEALTH SYSTEMS PROJECTS C             5.63            11/01/2010           399,181
     205,000  NASSAU COUNTY NY IDAG SPECIAL NEEDS FACILITIES POOLED PROGRAM
              F1 (IDR, ACA INSURED)                                                  4.30            07/01/2010           201,761
   1,195,000  NEW YORK CITY NY IDAG CIVIC FACILITIES VAUGHN COLLEGE
              AERONAUTICS SERIES A                                                   5.00            12/01/2016         1,175,557
   1,000,000  NEW YORK STATE DORMITORY AUTHORITY AIDS LONG TERM HEALTH CARE
              FACILITIES                                                             5.00            11/01/2011         1,042,280

42 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
NEW YORK (CONTINUED)
$  8,065,000  NEW YORK STATE DORMITORY AUTHORITY SERIES B (COLLEGE &
              UNIVERSITY REVENUE, CIFG INSURED)SS.+/-                                6.00%           11/15/2023     $   8,869,645
     325,000  ORANGE COUNTY NY IDAG SPECIAL NEEDS FACILITIES POOLED PROGRAM
              G1 (IDR, ACA INSURED)                                                  4.35            07/01/2011           317,886
   2,225,000  SARATOGA COUNTY NY IDAG HIGHPOINTE AT MALTA PROJECT SERIES A
              PREREFUNDED (OTHER REVENUE)SS.                                         6.88            06/01/2039         2,400,464
     110,000  SUFFOLK COUNTY NY IDA SPECIAL NEEDS POOLED SERIES C1                   6.88            07/01/2010           112,472
   3,500,000  TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES B1C (OTHER
              REVENUE)                                                               5.50            06/01/2017         3,685,395

                                                                                                                       29,916,136
                                                                                                                    -------------
NORTH CAROLINA: 0.65%
     800,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES D                 6.00            01/01/2009           809,392
   1,550,000  NORTH CAROLINA HOUSING FINANCE AGENCY AMT HOME OWNERSHIP
              SERIES 14A (HOUSING REVENUE, AMBAC INSURED)                            4.35            01/01/2028         1,553,984
   1,000,000  PITT COUNTY NC MEMORIAL HOSPITAL (HOSPITAL REVENUE)                    5.30            12/01/2009         1,034,560
   1,025,000  SANFORD NC WATER & SEWER (PROPERTY TAX REVENUE, MBIA INSURED)          4.90            03/01/2009         1,036,716

                                                                                                                        4,434,652
                                                                                                                    -------------
OHIO: 1.88%
   2,000,000  BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A1
              (OTHER REVENUE)                                                        5.00            06/01/2011         2,041,420
   1,000,000  BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A2
              (EXCISE TAX REVENUE)                                                   5.13            06/01/2024           945,280
   5,240,000  CUYAHOGA OH METROPOLITAN HOUSING AUTHORITY BOND ANTICIPATION
              NOTES (OTHER REVENUE)                                                  4.00            03/01/2008         5,242,987
   3,755,000  FRANKLIN COUNTY OH (PROPERTY TAX REVENUE)                              5.38            12/01/2020         3,896,864
     700,000  LAKEWOOD OH LAKEWOOD HOSPITAL ASSOCIATION                              5.50            02/15/2008           701,470

                                                                                                                       12,828,021
                                                                                                                    -------------
OKLAHOMA: 1.48%
   1,000,000  CHEROKEE NATION OF OK HEALTHCARE SYSTEM SERIES 2006 (HCFR,
              ACA INSURED)++                                                         4.10            12/01/2011           993,620
   3,000,000  CHICKASAW NATION OK HEALTH SYSTEMS (HEALTHCARE FACILITIES
              REVENUE)++                                                             5.38            12/01/2017         3,038,280
   4,490,000  MUSKOGEE OK INDUSTRIAL TRAINING EDUCATIONAL FACILITIES
              MUSKOGEE PUBLIC SCHOOLS PROJECT (LEASE REVENUE, GUARANTEE
              AGREEMENT)                                                             4.25            09/01/2012         4,645,983
   1,325,000  OKLAHOMA STATE INDUSTRIAL AUTHORITY REVENUESS.                         6.25            08/15/2015         1,404,394

                                                                                                                       10,082,277
                                                                                                                    -------------
OREGON: 0.37%
   2,500,000  WESTERN GENERATION AGENCY OREGON WAUNA COGENERATION PROJECT
              SERIES B (ELECTRIC REVENUE)                                            5.00            01/01/2012         2,506,275
                                                                                                                    -------------
OTHER: 0.56%
   3,854,816  MMA FINANCIAL CDD SENIOR SECURITIZATION TRUST BEACON LAKES
              PASSTHRU CERTIFICATES C+/-                                             3.38            11/01/2008         3,828,256
                                                                                                                    -------------
PENNSYLVANIA: 5.63%
     930,000  ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY PITTSBURGH
              MERCY HEALTH SYSTEM (HOSPITAL REVENUE, AMBAC INSURED)                  5.40            08/15/2009           952,441
     890,000  ALLENTOWN PA SACRED HEART HOSPITAL                                     4.75            07/01/2008           884,340
   1,215,000  CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A                 5.25            10/01/2010         1,217,357
   1,250,000  CUMBERLAND COUNTY PA MUNIPICAL AUTHORITY PRESBYTERIAN HOMES
              PROJECT SERIES B (HCFR, RADIAN INSURED)SS.+/-                          4.25            12/01/2026         1,251,850
   1,005,000  DELAWARE COUNTY PA HOSPITAL AUTHORITY CROZNER KEYSTONE
              OBLIGATION GROUP SERIES B (HOSPITAL REVENUE)                           5.00            12/15/2008         1,011,492
   3,675,000  DELAWARE COUNTY PA RESOURCE RECOVERY FACILITY SERIES A (IDR)           6.10            07/01/2013         3,734,976
   3,750,000  DELAWARE RIVER PORT AUTHORITY PA & NJ PREREFUNDED (TOLL ROAD
              REVENUE LOC)SS.                                                        5.45            01/01/2012         3,750,000
   3,155,000  GALLERY CERTIFICATE TRUST PENNSYLVANIA (PARKING FACILITIES
              REVENUE, FIRST SECURITY BANK LOC)                                      4.50            02/15/2013         3,157,556
   3,250,000  HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL
              APPRECIATION LIMITED OBLIGATION SERIES C^                              4.57            12/15/2010         2,843,425

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 43


SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
PENNSYLVANIA(continued)
$  1,075,000  LANCASTER COUNTY PA HOSPITAL AUTHORITY BRETHREN VILLAGE PROJECT
              SERIES A (HOSPITAL REVENUE)%%                                          5.20%           07/01/2012     $   1,074,914
     850,000  MCKEAN COUNTY PA HOSPITAL AUTHORITY BRADFORD HOSPITAL PROJECT
              (HEALTH FACILITIES FINANCING AUTHORITY REVENUE, ACA INSURED)           5.00            10/01/2010           833,706
     675,000  MONTGOMERY COUNTY PA IDA RETIREMENT COMMUNITY SERIES B (IDR)           5.00            11/15/2009           686,171
   4,200,000  PENNSYLVANIA HEFAR GWYNEDD MERCY COLLEGE SERIES P1 (OTHER
              REVENUE, RADIAN INSURED)SS.+/-                                         4.50            05/01/2037         4,200,294
     723,077  PENNSYLVANIA HFA SFMR+/-                                               4.37            06/01/2008           723,077
   7,300,000  PENNSYLVANIA HOUSING FINANCE AGENCY SERIES L (MFHR, GO OF
              AUTHORITY)                                                             4.20            07/01/2009         7,321,608
   1,110,000  PHILADELPHIA PA SERIES B (AIRPORT REVENUE, FGIC INSURED)               5.50            06/15/2016         1,163,003
     450,000  SUSQUEHANNA PA AREA REGIONAL AIRPORT AUTHORITY AERO HARRISBURG
              LLC PROJECT                                                            5.25            01/01/2009           446,774
   3,175,000  WASHINGTON COUNTY PA IDA CHILDREN'S HOME PITTSBURGH PROJECT            4.00            06/15/2008         3,156,363

                                                                                                                       38,409,347
                                                                                                                    -------------
PUERTO RICO: 2.37%
     310,000  CHILDREN'S TRUST FUND PUERTO RICO                                      4.00            05/15/2010           309,017
   2,385,000  CHILDREN'S TRUST FUND PUERTO RICO TOBACCO SETTLEMENT
              ASSET-BACKED PREREFUNDEDSS.                                            5.75            07/01/2010         2,481,640
   1,500,000  MUNICIPAL SECURITIES TRUST CERTIFICATES SERIES 2000-107 CLASS A
              (ELECTRIC REVENUE, FIRST SECURITY BANK LOC)SS.+/-++                    3.50            05/19/2009         1,500,000
   2,375,000  PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT BANK SERIES B
              (OTHER REVENUE)                                                        5.00            12/01/2008         2,407,443
     100,000  PUERTO RICO HOUSING FINANCIAL CORPORATION SERIES F8J (HOUSING
              REVENUE, FHA INSURED)SS.+/-                                            3.52            06/01/2021           100,000
   2,605,000  PUERTO RICO HOUSING PUBLIC FINANCE CORPORATION COMMONWEALTH
              APPROPRIATION SERIES A (LEASE REVENUE, FGIC INSURED)SS.+/-             5.25            08/01/2031         2,697,660
     925,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
              ENVIRONMENTAL CENTRAL FACILITIES
              FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY                           5.00            02/01/2008           925,518
     390,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
              ENVIRONMENTAL CENTRAL FACILITIES
              FINANCING AUTHORITY ANA G. MENDEZ UNIVERSITY                           5.00            12/01/2008           392,625
   4,125,000  PUERTO RICO PUBLIC BULIDINGS AUTHORITY GOVERNMENT FACILITIES
              SERIES M (LEASE REVENUE)                                               5.50            07/01/2011         4,333,478
   1,000,000  PUERTO RICO PUBLIC FINANCE CORPORATION SERIES A (LEASE REVENUE,
              AMBAC INSURED)SS.+/-                                                   5.25            08/01/2030         1,042,800

                                                                                                                       16,190,181
                                                                                                                    -------------
SOUTH CAROLINA: 2.93%
   1,350,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B^                                                              8.10            01/01/2027           298,634
   2,835,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B^                                                              8.00            01/01/2028           590,502
  18,250,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B^                                                              7.40            01/01/2037         2,218,653
  14,500,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
              SERIES B^                                                              7.45            01/01/2038         1,615,735
     250,000  GREENVILLE COUNTY SC DONALDSON INDUSTRIAL AIR PARK PROJECT A           5.50            04/01/2011           247,790
   5,500,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
              HEALTH (HOSPITAL REVENUE)SS.+/-                                        4.17            08/01/2039         5,467,000
   3,250,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
              HEALTH ALLIANCE SERIES A PREREFUNDED (NURSING HOME REVENUE)SS.         7.13            12/15/2015         3,662,165
   1,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
              HEALTH SERIES C PREREFUNDED (HOSPITAL REVENUE)SS.                      6.88            08/01/2027         1,173,380
     760,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY REFUNDED
              PALMETTO HEALTH ALLIANCE SERIES A                                      5.00            08/01/2008           762,964
   2,380,000  SOUTH CAROLINA STATE HOUSING FINANCE & DEVELOPMENT AUTHORITY
              RURAL HOUSING APARTMENTS SERIES B (HOUSING REVENUE, GIC-AIG LOC)       4.13            10/01/2009         2,390,853
   1,556,200  SOUTH CAROLINA STATE PORTS AUTHORITY#                                  7.80            07/01/2009         1,575,326

                                                                                                                       20,003,002
                                                                                                                    -------------
SOUTH DAKOTA: 0.14%
     225,000  SOUTH DAKOTA EDFA ANGUS INCORPORATED PROJECT A                         4.25            04/01/2008           225,144
     260,000  SOUTH DAKOTA EDFA ANGUS INCORPORATED PROJECT A                         4.50            04/01/2009           261,586
     460,000  SOUTH DAKOTA EDFA MCFLEEG PROJECT B                                    4.38            04/01/2011           453,270

                                                                                                                          940,000
                                                                                                                    -------------

44 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
TENNESSEE: 0.33%
$  1,200,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
              INDUSTRIAL DEVELOPMENT BOARD EASTER SEAL PROJECT (IDR)SS.+/-           4.05%           08/01/2019     $   1,200,000
   1,000,000  SEVIER COUNTY TENNESSEE UTILITY DISTRICT (UTILITIES REVENUE,
              AMBAC INSURED)                                                         5.40            05/01/2011         1,029,600

                                                                                                                        2,229,600
                                                                                                                    -------------
TEXAS: 6.82%
   1,000,000  ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A                5.00            08/15/2034         1,041,380
   6,760,000  AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION CENTER
              SECOND TIER SERIES B PREREFUNDED
              (OTHER REVENUE, ZC SPECIALTY INSURED)SS.                               5.75            01/01/2011         7,181,013
   8,535,000  BEXAR COUNTY TX REVENUE PROJECT                                        5.75            08/15/2022         8,944,936
   1,220,000  GARZA COUNTY TX PUBLIC FACILITIES CORPORATION                          5.00            10/01/2011         1,211,277
     970,000  GATEWAY TX PUBLIC FACILITY CORPORATION STONEGATE VILLAS
              APARTMENTS PROJECT (HOUSING REVENUE LOC)                               3.88            01/01/2010           977,906
   5,940,000  HARRIS COUNTY TX (HOSPITAL REVENUE, MBIA INSURED)SS.                   5.75            02/15/2012         6,319,388
   2,715,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
              TEXAS MEDICAL CENTER PROJECT SERIES A
              (HOSPITAL REVENUE, FIRST SECURITY BANK LOC)                            5.20            05/15/2020         2,798,025
   3,350,000  LUBBOCK TX HEALTH FACILITIES DEVELOPMENT CORPORATION ST. JOSEPH
              HEALTH SYSTEM (HOSPITAL REVENUE)                                       5.25            07/01/2017         3,401,188
   1,614,000  MFHR BOND PASS THROUGH CERTIFICATES BENEFICIAL OWNERSHIP SERIES
              14 PARK ROW HOUSTON TX HFC PUTTABLE (MFHR, GUARANTEE AGREEMENT)SS.     5.75            11/01/2034         1,691,359
   5,165,000  MUNIMAE TRUST SERIES 2001-9 CLASS ASS.+/-                              3.90            08/24/2009         5,194,286
   1,515,000  ODESSA TX HOUSING AUTHORITY SECTION 8 ASSISTANCE PROJECT SERIES
              B (HOUSING REVENUE LOC)                                                6.38            10/01/2011         1,515,288
   6,000,000  SAN ANTONIO TX ELECTRIC & GAS SYSTEM (ELECTRIC REVENUE)SS.+/-          3.63            12/01/2027         6,024,600
     195,000  TEXAS STATE DEPARTMENT HOUSING & COMMUNITY AFFAIRS PEBBLE BROOK
              APARTMENTS PROJECT                                                     4.95            12/01/2008           196,090

                                                                                                                       46,496,736
                                                                                                                    -------------
UTAH: 0.08%
     576,268  DAVIS COUNTY UT SCHOOL DISTRICT                                        4.55            09/07/2008           573,600
                                                                                                                    -------------
VIRGIN ISLANDS: 0.22%
   1,500,000  VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES                              5.50            10/01/2014         1,521,660
                                                                                                                    -------------
VIRGINIA: 0.91%
   1,700,000  HOPEWELL VA PUBLIC IMPROVEMENTS SERIES A                               5.00            07/15/2009         1,702,499
   1,500,000  KING GEORGE COUNTY VA IDA WASTE MANAGEMENT INCORPORATED SERIES
              A (IDR)SS.                                                             4.10            06/01/2023         1,493,640
   3,000,000  MARQUIS COMMUNITY DEVELOPMENT AUTHORITY VA (OTHER REVENUE)             5.10            09/01/2013         2,978,550

                                                                                                                        6,174,689
                                                                                                                    -------------
WASHINGTON: 2.69%
   2,440,000  KING COUNTY WA (PROPERTY TAX REVENUE)                                  4.00            12/01/2009         2,483,700
   2,285,000  OCEAN SHORES WA LOCAL IMPROVEMENT DISTRICT BOND ANTICIPATION
              NOTES NO 2007-01 (SPECIAL FACILITIES REVENUE)                          4.75            08/01/2011         2,344,684
     590,000  QUINCY WA WATER & SEWER REVENUE                                        4.50            11/01/2008           593,186
     575,000  QUINCY WA WATER & SEWER REVENUE                                        4.75            11/01/2009           583,435
     205,000  SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT #3 SERIES A               6.00            06/01/2010           205,293
   2,720,000  SPOKANE COUNTY WA SCHOOL DISTRICT #81 (PROPERTY TAX REVENUE,
              MBIA INSURED)^                                                         3.34            12/01/2009         2,654,421
     200,000  TOBACCO SETTLEMENT AUTHORITY WA ASSET-BACKED                           5.25            06/01/2009           203,154
   5,955,000  TOBACCO SETTLEMENT AUTHORITY WA TOBACCO SETTLEMENT REVENUE
              ASSET-BACKED                                                           6.50            06/01/2026         6,148,835
   1,900,000  WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY GRAYS HARBOR
              COMMUNITY HOSPITAL (HCFR, RADIAN INSURED)SS.+/-                        6.30            07/01/2030         1,900,000
   1,185,000  WASHINGTON STATE UNREFUNDED BALANCE SERIES 93 A (PROPERTY TAX
              REVENUE)                                                               5.75            10/01/2012         1,256,171

                                                                                                                       18,372,879
                                                                                                                    -------------

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 45


SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
WEST VIRGINIA: 0.21%
$  1,175,000  BERKELEY COUNTY WV PUBLIC SEWER SERIES A (SEWER REVENUE)               4.38%           10/01/2011     $   1,167,316
     255,000  OHIO COUNTY WV BUILDING COMMISSION MEDICAL CENTER                      7.00            10/01/2010           269,619

                                                                                                                        1,436,935
                                                                                                                    -------------
WISCONSIN: 4.86%
     465,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED        5.00            06/01/2008           466,795
     735,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED        5.00            06/01/2009           744,393
   1,805,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED        5.75            06/01/2011         1,886,694
   6,450,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED        6.00            06/01/2017         6,551,846
  11,140,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED
              (OTHER REVENUE)                                                        6.13            06/01/2027        11,523,662
   2,875,000  FREEDOM WI SANITATION DISTRICT #1 BOND ANTICIPATION NOTES
              (OTHER REVENUE)                                                        4.90            06/01/2011         2,903,721
   2,000,000  KRONEWETTER WI ANTICIPATION NOTES (OTHER REVENUE)                      4.75            03/01/2011         2,018,880
     605,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT                              5.05            12/01/2008           605,321
     650,000  OSHKOSH WI DON EVANS INCORPORATED PROJECT                              5.20            12/01/2009           650,787
      10,000  STEVENS POINT WI CDA SECTION 8                                         6.50            09/01/2009            10,534
     300,000  WISCONSIN HEFA BEAVER DAM COMMUNITIES HOSPITALS INCORPORATED
              CLASS A                                                                4.25            08/15/2008           298,071
     200,000  WISCONSIN HEFA BEAVER DAM COMMUNITIES HOSPITALS INCORPORATED
              CLASS A                                                                4.50            08/15/2009           197,228
   1,155,000  WISCONSIN HEFA THREE PILLARS COMMUNITIES                               5.00            08/15/2010         1,175,675
   2,420,000  WISCONSIN HEFA WHEATON FRANCISCAN SERVICES INCORPORATED (HCFR,
              MBIA INSURED)                                                          6.10            08/15/2009         2,528,101
   1,555,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES F            5.20            07/01/2018         1,577,843

                                                                                                                       33,139,551
                                                                                                                    -------------
WYOMING: 0.45%
   2,605,000  CONVERSE COUNTY WY MEMORIAL HOSPITAL PROJECT PREREFUNDED
              (NURSING HOME REVENUE)SS.                                              9.00            12/01/2010         3,038,220
                                                                                                                    -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $674,357,346)                                                                     674,420,820
                                                                                                                    -------------

      SHARES
SHORT-TERM INVESTMENTS: 0.89%

MUTUAL FUNDS: 0.89%
   6,083,520  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++                                            6,083,520
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,083,520)                                                                          6,083,520
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $680,440,866)*                                                99.77%                                          $ 680,504,340

OTHER ASSETS AND LIABILITIES, NET                                    0.23                                               1,588,811
                                                                   ------                                           -------------

TOTAL NET ASSETS                                                   100.00%                                          $ 682,093,151
                                                                   ------                                           -------------

--------------------------------------------------------------------------------

ss. These securities are subject to a demand feature which reduces the effective maturity.

+/-   Variable rate investments.

(i)   Illiquid security.

^     Zero coupon bond. Interest rate presented is yield to maturity.

#     Security pledged as collateral for futures transactions. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

%%    Securities issued on a when-issued (TBA) basis. (See Note 2)

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $6,083,520.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

46 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 94.69%

ALASKA: 0.21%
$    915,000  NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO SETTLEMENT
              REVENUE ASSET-BACKED PREREFUNDED (EXCISE TAX REVENUE)SS.               6.20%           06/01/2022     $     957,172
                                                                                                                    -------------
ARIZONA: 2.07%
   6,300,000  ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S HOSPITAL
              SERIES B (HOSPITAL REVENUE)SS.+/-                                      4.27            02/01/2042         6,221,250
   2,000,000  ARIZONA HIGHER EDUCATION LOAN AUTHORITY SERIES A-1 (OTHER
              REVENUE, GUARANTEED STUDENT LOANS)SS.+/-                               6.05            05/01/2040         2,000,000
   1,000,000  YAVAPAI COUNTRY AZ IDA YAVAPAI REGIONAL MEDICAL CENTER SERIES B
              (HOSPITAL REVENUE, RADIAN INSURED)SS.+/-                               6.30            08/01/2027         1,000,000

                                                                                                                        9,221,250
                                                                                                                    -------------
ARKANSAS: 0.51%
   1,045,000  ARKANSAS DEVELOPMENT FINANCE AUTHORITY MORTGAGE-BACKED SECURITIES
              PROGRAM SERIES D (SFHR, GNMA)                                          4.80            07/01/2032         1,053,653
     300,000  LITTLE ROCK AR (AIRPORT REVENUE LOC)                                   3.50            11/01/2008           300,357
     920,000  SPRINGDALE AR (SALES TAX REVENUE, FIRST SECURITY BANK LOC)             4.00            07/01/2027           921,868

                                                                                                                        2,275,878
                                                                                                                    -------------
CALIFORNIA: 11.46%
     135,000  CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE LOC)            4.70            08/01/2016           136,565
   3,350,000  CALIFORNIA STATEWIDE CDA ESKATON PROPERTIES INCORPORATED (HCFR
              LOC)SS.+/-                                                             2.50            05/15/2029         3,350,000
   2,050,000  CALIFORNIA STATEWIDE CDA RETIREMENT HOUSING FOUNDATIONSS.+/-           5.50            12/01/2028         2,050,000
   2,100,000  FOOTHILL CA EASTERN TRANSPORTATION CORRIDOR AGENCY (TOLL ROAD
              REVENUE)                                                               5.25            07/15/2010         2,084,586
  39,705,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA SERIES 2003 A1
              PREREFUNDED (EXCISE TAX REVENUE)#                                      6.25            06/01/2033        43,504,769

                                                                                                                       51,125,920
                                                                                                                    -------------
COLORADO: 2.90%
     183,035  ARAPAHOE COUNTY CO IDK PARTNERS I TRUST SERIES A CLASS A (HOUSING
              REVENUE LOC)                                                           5.25            11/01/2019           184,444
  12,750,000  AURORA CO WOODRIDGE APARTMENTS PROJECT MFHRSS.+/-                      4.25            12/20/2040        12,739,035

                                                                                                                       12,923,479
                                                                                                                    -------------
CONNECTICUT: 1.14%
   1,080,000  CONNECTICUT RESOURCES RECOVERY AUTHORITY CONNECTICUT SYSTEMS
              SERIES A PREREFUNDED (OTHER REVENUE, MBIA INSURED)SS.#                 5.50            11/15/2011         1,093,014
   4,000,000  CONNECTICUT STATE HEFA HOSPITAL FOR SPECIAL CARE SERIES D
              (EDUCATIONAL FACILITIES REVENUE, RADIAN INSURED)SS.+/-                 4.15            07/01/2037         4,000,000

                                                                                                                        5,093,014
                                                                                                                    -------------
FLORIDA: 4.88%
   2,000,000  ARCADIA FL HOUSING AUTHORITY ARCADIA OAKS ASSOCIATION LIMITED
              PROJECT (HOUSING REVENUE, GIC-TRANSAMERICA OCCIDENTAL LOC)             4.25            01/01/2012         1,997,820
   1,000,000  AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL (OTHER
              REVENUE)                                                               4.80            11/01/2012           919,460
   2,200,000  BROWARD COUNTY FL WHEELABRATOR SERIES A                                5.38            12/01/2009         2,263,998
   2,140,000  CHARLOTTE COUNTY FL IDA BOND ANTICIPATION NOTES (OTHER REVENUE)        5.75            10/01/2008         2,128,037
   1,235,000  DADE COUNTY FL HFA SIESTA POINTE APARTMENTS SERIES A (MFHR,
              FEDERAL HOME LOAN MORTGAGE CORPORATION)                                5.50            09/01/2012         1,245,510
     915,000  FLORIDA HURRICANE CATASTROPHE FUND SERIES A (OTHER REVENUE)            5.00            07/01/2009           939,074
   1,080,000  HALIFAX HOSPITAL MEDICAL CENTER FLORIDA HALIFAX MANAGEMENT SYSTEM
              SERIES A (HCFR, ACA INSURED)                                           4.60            04/01/2008         1,078,326
   1,100,000  LEE COUNTY FL IDA SHELL PARTNERSHIP ALLIANCE COMMUNITY PROJECT
              (HCFR)                                                                 5.00            11/15/2009         1,108,536
   3,425,000  ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY ORLANDO REGIONAL
              SERIES A (HCFR LOC)SS.+/-                                              7.00            10/08/2026         3,425,000
   2,900,000  ORANGE COUNTY FL ORLANDO REGIONAL SERIES B (HCFR, RADIAN
              INSURED)SS.+/-                                                         6.74            10/27/2022         2,900,000

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 47


ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
FLORIDA (continued)
$    200,000  PALM BEACH COUNTY FL HEALTH FACILITIES AUTHORITY WATERFORD
              PROJECT (HEALTH FACILITIES FINANCING AUTHORITY REVENUE)                4.40%           11/15/2008     $     199,906
   1,155,000  PUNTA GORDA FL HOUSING AUTHORITY GULF BREEZE APARTMENTS SERIES
              B (HOUSING REVENUE)                                                    4.13            07/01/2010         1,161,133
   2,400,000  VOLUSIA COUNTY FL IDA (HCFR LOC, ACA INSURED)SS.+/-                    5.50            12/01/2028         2,400,000

                                                                                                                       21,766,800
                                                                                                                    -------------
GEORGIA: 0.86%
   3,000,000  COBB COUNTY GA DEVELOPMENT AUTHORITY PRESBYTERIAN SERIES B
              (IDR, RADIAN INSURED)SS.+/-                                            5.80            07/01/2034         3,000,000
     835,000  COFFEE COUNTY GA COFFEE REGIONAL MEDICAL CENTER INCORPORATED
              PROJECT (HOSPITAL REVENUE)                                             5.00            12/01/2008           840,394

                                                                                                                        3,840,394
                                                                                                                    -------------
ILLINOIS: 3.38%
     930,000  BROADVIEW IL (SALES TAX REVENUE)                                       5.25            07/01/2012           934,790
   1,030,000  CHICAGO IL (SALES TAX REVENUE, FGIC INSURED)#                          5.25            01/01/2020         1,059,314
   4,000,000  COOK COUNTY IL SCHOOL DISTRICT #159 MATTESON-RICHTON PARK
              (OTHER REVENUE)                                                        6.00            04/01/2008         4,024,800
     450,000  HARVEY IL PARK DISTRICT (PROPERTY TAX REVENUE)                         5.25            12/15/2008           450,014
   2,200,000  ILLINOIS FINANCIAL AUTHORITY REVENUE RESURRECTION HEATH CARE
              PROJECTSS.+/-                                                          3.75            05/15/2015         2,201,914
   1,000,000  LAKES REGION SANITATION DISTRICT IL DEBT CERTIFICATES                  4.13            12/01/2010         1,002,850
   4,435,000  NORTHWEST SUBURBAN MUNICIPAL JOINT ACTION WATER AGENCY
              ILLINOIS WATER SUPPLY SYSTEMS (WATER REVENUE, MBIA INSURED)            5.13            05/01/2011         4,486,357
     900,000  QUINCY IL QUINCY HOSPITAL REVENUE (HOSPITAL REVENUE)                   5.00            11/15/2009           918,486

                                                                                                                       15,078,525
                                                                                                                    -------------
INDIANA: 4.83%
   8,080,000  ANDERSON IN CROSS LAKES APARTMENTS SERIES A^^(I)                       5.63            07/01/2033         6,750,840
   2,500,000  ANDERSON IN REDEVELOPMENT DISTRICT BOND ANTICIPATION NOTES
              (TAX INCREMENTAL REVENUE)(I)                                           4.38            10/04/2008         2,504,375
   3,500,000  INDIANA BOND BANK BMA INDEX SERIES B (OTHER REVENUE)+/-                3.64            10/15/2009         3,496,500
   9,365,000  INDIANAPOLIS IN COVERED BRIDGE SERIES ASS.+/-(I)                       6.00            04/01/2030         7,492,000
   1,300,000  MERRILLVILLE INDIANA MULTI SCHOOL BUILDING CORPORATION BOND
              ANTICIPATION VOTES (COLLEGE & UNIVERSITY REVENUE)                      4.38            04/01/2008         1,302,938

                                                                                                                       21,546,653
                                                                                                                    -------------
IOWA: 0.67%
     700,000  CHILLICOTHE IA IES UTILITIES INCORPORATED PROJECT (IDR)SS.+/-          3.60            11/01/2023           700,777
     300,000  IOWA HIGHER EDUCATION LOAN AUTHORITY REVENUE ANTICIPATION
              NOTES SERIES D (COLLEGE & UNIVERSITY REVENUE)                          5.62            05/20/2008           302,232
   1,000,000  IOWA HIGHER EDUCATION LOAN AUTHORITY REVENUE ANTICIPATION
              SERIES H (COLLEGE & UNIVERSITY REVENUE)                                5.75            05/20/2008         1,007,730
   1,000,000  LANSING IA INTERSTATE POWER COMPANY (IDR)                              3.60            11/01/2008         1,000,210

                                                                                                                        3,010,949
                                                                                                                    -------------
KANSAS: 3.93%
   2,820,000  EMPORIA KS TEMPORARY NOTES (PROPERTY TAX REVENUE)                      4.13            10/15/2008         2,821,382
   1,925,000  JUNCTION CITY KS SERIES A (OTHER REVENUE)                              5.00            06/01/2008         1,938,109
   2,500,000  KANSAS INDEPENDENT COLLEGE FINANCE AUTHORITY REVENUE
              ANTICIPATION NOTES MIDAMERICA SERIES D (OTHER REVENUE)                 5.25            05/01/2008         2,501,125
   4,500,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION SALES
              TAX SECOND LIEN AREA B                                                 4.75            12/01/2016         4,470,795
   3,410,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION SALES
              TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)                3.75            12/01/2012         3,399,293
   2,390,000  WYANDOTTE COUNTY KS UNITED GOVERNMENT SPECIAL OBLIGATION SALES
              TAX SECOND LIEN AREA B (OTHER REVENUE, CITIBANK NA LOC)                3.85            12/01/2013         2,399,584

                                                                                                                       17,530,288
                                                                                                                    -------------

48 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
KENTUCKY: 1.67%
$    105,000  COVINGTON KY ALLEN & ALLEN SS.+/-                                      4.38%           09/01/2016     $     105,046
   5,000,000  KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KY SERIES B
              (AIRPORT REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)                5.00            03/01/2011         5,148,100
   2,200,000  KENTUCKY EDFA RETIREMENT HOUSING FOUNDATION (HCFR LOC)SS.+/-           5.50            12/01/2028         2,200,000

                                                                                                                        7,453,146
                                                                                                                    -------------
LOUISIANA: 4.34%
   8,640,000  CALCASIEU PARISH LA MEMORIAL HOSPITAL SERVICE DISTRICT LAKE
              CHARLES MEMORIAL HOSPITAL PROJECT (HCFR LOC)SS.+/-                     3.96            12/01/2018         8,640,000
   8,725,000  LOUISIANA PUBLIC FACILITIES AUTHORITY (HOSPITAL REVENUE)SS.+/-         6.75            07/01/2030         8,725,000
   2,000,000  PLAQUEMINES LA PORT HARBOR & TERMINAL DISTRICT PORT FACILITIES
              REVENUE INTERNATIONAL MARINE TERMINAL PROJECT SERIES A KREDITBANK
              NV LOC(TRANSPORTATION REVENUE LOC)SS.+/-                               3.65            03/15/2025         2,001,240

                                                                                                                       19,366,240
                                                                                                                    -------------
MAINE: 0.23%
     610,000  MAINE STATE HOUSING AUTHORITY (HOUSING REVENUE)                        5.60            11/15/2024           618,699
     385,000  MAINE STATE HOUSING AUTHORITY SERIES G2 (HOUSING REVENUE)              4.00            11/15/2024           385,477

                                                                                                                        1,004,176
                                                                                                                    -------------
MARYLAND: 0.07%
     325,000  MARYLAND STATE COMMUNITY DEVELOPMENT ADMINISTRATION RESIDENTIAL
              SERIES B (HOUSING REVENUE)                                             4.50            09/01/2025           325,920
                                                                                                                    -------------

MASSACHUSETTS: 1.81%
   2,000,000  MASSACHUSETTS HEFA CARITAS CHRISTIAN OBLIGATION SERIES B
              (HEALTHCARE FACILITIES REVENUE)                                        6.50            07/01/2012         2,080,460
   6,000,000  MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY POWER SUPPLY
              (ELECTRIC REVENUE, AMBAC INSURED)                                      5.45            07/01/2018         6,009,840

                                                                                                                        8,090,300
                                                                                                                    -------------
MICHIGAN: 0.56%
   2,500,000  MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITIES LIMITED OBLIGATION
              BENTON HARBOR PROJECT (MFHR, FIFTH THIRD BANK LOC)SS.+/-               4.35            06/01/2041         2,501,675
                                                                                                                    -------------
MINNESOTA: 1.39%
     270,000  ALEXANDRIA MN (IDR, US BANK NA LOC)SS.+/-                              3.91            06/01/2010           270,000
     300,000  BROOKLYN PARK MN EDFA HUNTINGTON SITE DEVELOPMENT SERIES A
              (ECONOMIC DEVELOPMENT REVENUE)                                         4.30            02/01/2008           300,051
   1,290,000  DELANO MN (IDR, MARQUETTE BANK)SS.+/-                                  4.17            04/01/2017         1,290,000
   4,335,000  ST. PAUL MN HOUSING & RDA ROSSY & RICHARD SHALLER SERIES B
              (HOUSING REVENUE, BREMER BANK LOC)SS.+/-                               3.92            03/01/2022         4,335,000

                                                                                                                        6,195,051
                                                                                                                    -------------
MISSISSIPPI: 0.45%
   2,000,000  BILOXI MS HOUSING AUTHORITY BAYVIEW PLACE ESTATES (HOUSING
              REVENUE, GIC-TRANSAMERICA BANK LOC)                                    4.65            08/01/2008         2,000,000
                                                                                                                    -------------

MISSOURI: 1.20%
   1,795,000  HAZELWOOD MO IDA BOTTOM ROAD DEVELOPMENT PROJECT                       3.88            08/01/2018         1,790,907
   1,559,484  MISSOURI STATE HEFA LEASE SUBLEASE PURCHASE                            3.09            07/15/2008         1,544,918
   1,620,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY MORTGAGE REVENUE
              SINGLE FAMILY HOMEOWNER LOAN SERIES C1 (HOUSING REVENUE LOC,
              GNMA/FNMA INSURED)                                                     7.15            03/01/2032         1,738,697
     265,000  MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY SERIES C1                 4.80            03/01/2019           266,171

                                                                                                                        5,340,693
                                                                                                                    -------------

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 49


ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MONTANA: 1.50%
$    355,000  MONTANA STATE BOARD INVESTMENT PAYROLL TAX WORKERS COMPENSATION
              PROJECT (OTHER REVENUE, MBIA INSURED)                                  6.88%           06/01/2011     $     369,303
   1,000,000  MONTANA STATE BOARD INVESTMENT REFUNDED 1996 PAYROLL TAX (OTHER
              REVENUE, MBIA INSURED)                                                 6.88            06/01/2020         1,056,540
   2,330,000  MONTANA STATE BOARD INVESTMENT REFUNDED BALANCED 1996 PAYROLL TAX
              (OTHER REVENUE, MBIA INSURED)#                                         6.88            06/01/2020         2,461,738
   2,675,000  MONTANA STATE BOARD INVESTMENT REFUNDED PAYROLL TAX (OTHER
              REVENUE, MBIA INSURED)                                                 6.88            06/01/2020         2,826,245

                                                                                                                        6,713,826
                                                                                                                    -------------
NEVADA: 0.26%
   1,140,000  NEVADA HOUSING DIVISION SERIES B (SFHR)                                4.80            10/01/2031         1,144,412
                                                                                                                    -------------

NEW HAMPSHIRE: 2.19%
   1,965,000  NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY FRANKLIN REGIONAL
              HOSPITAL ASSOCIATION PROJECT SERIES A PREREFUNDED (HCFR)SS.            6.05            03/01/2009         2,054,093
   1,500,000  NEW HAMPSHIRE HEFA REVENUE ANTICIPATION NOTES BREWSTER SERIES B
              (OTHER REVENUE)                                                        5.00            04/23/2008         1,505,640
   1,600,000  NEW HAMPSHIRE HEFA REVENUE ANTICIPATION NOTES COLBY SAWYER SERIES
              D (OTHER REVENUE)                                                      4.75            04/23/2008         1,606,208
   3,000,000  NEW HAMPSHIRE HEFA REVENUE ANTICIPATION NOTES FRANKLIN SERIES E
              (OTHER REVENUE)                                                        4.75            04/23/2008         3,011,640
   1,600,000  NEW HAMPSHIRE HEFA REVENUE ANTICIPATION NOTES TILTON SCHOOL
              SERIES G  (OTHER REVENUE)                                              4.75            04/23/2008         1,606,208

                                                                                                                        9,783,789
                                                                                                                    -------------
NEW JERSEY: 5.03%
   2,750,000  CITY OF BAYONNE NJ (PROPERTY TAX REVENUE)                              5.00            10/24/2008         2,772,578
  13,655,000  TOBACCO SETTLEMENT FINANCING CORPORATION NJ (EXCISE TAX REVENUE)       5.75            06/01/2032        14,633,654
   1,366,000  WEEHAWKEN TOWNSHIP NJ BOND ANTICIPATION NOTES (PROPERTY TAX
              REVENUE)                                                               4.50            07/18/2008         1,373,882
   1,664,000  WEEHAWKEN TOWNSHIP NJ BOND ANTICIPATION NOTES SERIES A (PROPERTY
              TAX REVENUE)                                                           4.25            05/16/2008         1,668,143
   2,000,000  WEEHAWKEN TOWNSHIP NJ TAX ANTICIPATION NOTES (OTHER REVENUE)           4.50            10/10/2008         2,011,140

                                                                                                                       22,459,397
                                                                                                                    -------------
NEW MEXICO: 3.62%
   1,065,000  ALAMOGORDO NM GERALD CHAMPION MEMORIAL HOSPITAL PROJECT                5.00            01/01/2008         1,065,000
     640,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES A2 CLASS I
              (HOUSING REVENUE, GNMA INSURED)                                        3.90            01/01/2019           640,250
     750,000  NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR SERIES C2 CLASS I
              (HOUSING REVENUE, GNMA INSURED)                                        4.13            07/01/2019           751,223
  13,690,000  PUEBLO OF SANDIA NM SS.+/-                                             5.34            03/01/2015        13,690,000

                                                                                                                       16,146,473
                                                                                                                    -------------
NEW YORK: 2.31%
   3,570,000  MONROE COUNTY NY BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)        4.25            07/16/2008         3,593,955
     800,000  MONROE NY NEWPOWER CORPORATION                                         3.30            01/01/2009           787,640
   4,500,000  NEW YORK STATE ENERGY RESEARCH & DEVELOPMENT AUTHORITY SERIES A
              (FUEL SALES TAX REVENUE)SS.+/-                                         5.50            07/01/2026         4,500,000
   1,415,000  NEW YORK STATE URBAN DEVELOPMENT STATE OFFICE S (LEASE REVENUE)^       6.00            01/01/2011         1,185,133
     235,000  WESTCHESTER COUNTY NY IDAG SPECIAL NEEDS FACILITIES POOLED
              PROGRAM SERIES E1 (IDR, ACA INSURED)                                   4.25            07/01/2009           232,716

                                                                                                                       10,299,444
                                                                                                                    -------------
NORTH DAKOTA: 0.99%
   2,860,000  NORTH DAKOTA STATE HFA HOUSING FINANCE PROGRAM HOME MORTGAGE
              SERIES A (HOUSING REVENUE)                                             5.00            07/01/2033         2,908,048
      30,000  NORTH DAKOTA STATE HFA REVENUE HOUSING FINANCE PROGRAM HOME
              MORTGAGE SERIES A                                                      4.60            01/01/2023            30,246

50 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
NORTH DAKOTA (continued)
$    315,000  NORTH DAKOTA STATE HFA REVENUE HOUSING FINANCE PROGRAM HOME
              MORTGAGE SERIES D                                                      5.40%           07/01/2029     $     317,243
   1,165,000  OAKES ND (WATER REVENUE)                                               4.00            01/01/2008         1,165,012

                                                                                                                        4,420,549
                                                                                                                    -------------
OHIO: 3.64%
   3,450,000  ALLIANCE OH HOSPITAL ALLIANCE OBLIGATED GROUP (HCFR, RADIAN
              INSURED)SS.+/-                                                         6.25            12/01/2032         3,450,000
   2,000,000  BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A2
              (EXCISE TAX REVENUE)                                                   5.13            06/01/2024         1,890,560
   1,285,000  CUYAHOGA COUNTY OH HOUSING ALLERTON APARTMENTS PROJECT SERIES B
              (MULTI-FAMILY HOUSING REVENUE)                                         4.00            11/01/2009         1,287,133
     700,000  GATEWAY OH ECONOMIC DEVELOPMENT CORPORATION SERIES B+/-                5.10            09/15/2014           700,000
   7,000,000  LEIPSIC OH (WATER REVENUE)                                             5.50            12/09/2008         7,044,030
   1,835,000  LORAIN OH (PROPERTY TAX REVENUE)                                       4.63            10/02/2008         1,847,772

                                                                                                                       16,219,495
                                                                                                                    -------------
OKLAHOMA: 1.67%
     270,000  ELLIS COUNTY OK INDUSTRIAL AUTHORITY WB JOHNSTON GRAIN SHATTUCK
              PROJECT                                                                5.00            08/01/2008           270,003
   1,160,000  OKLAHOMA HOUSING FINANCE AGENCY SFMR HOMEOWNER LOAN PROGRAM
              SERIES D2 (HOUSING REVENUE LOC, GNMA/FNMA INSURED)                     7.10            09/01/2028         1,177,168
   1,250,000  SOUTH OKLAHOMA CITY HOSPITAL TRUST PREREFUNDED (REAL ESTATE)SS.        9.75            02/01/2013         1,367,863
   4,635,000  TULSA OK INDUSTRIAL AUTHORITY ST. JOHN'S PHYSICIANS SS.+/-             3.70            11/01/2014         4,635,881

                                                                                                                        7,450,915
                                                                                                                    -------------
OREGON: 0.81%
     300,000  COW CREEK BAND UMPQUA TRIBE OF INDIANS OR SERIES C (OTHER
              REVENUE)                                                               4.88            10/01/2008           298,830
   1,295,000  OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SINGLE
              FAMILY MORTGAGE PROGRAM SERIES G (SFHR)                                4.70            07/01/2025         1,301,514
   2,000,000  PORT OF MORROW OR POLLUTON CONTROL PORTLAND GENERAL SERIES A
              (INDUSTRIAL DEVELOPMENT REVENUE)SS.+/-                                 5.20            05/01/2033         2,020,720

                                                                                                                        3,621,064
                                                                                                                    -------------
OTHER: 1.07%
   4,818,486  MMA FINANCIAL CDD SENIOR SECURITIZATION TRUST BEACON LAKES
              PASSTHRU CERTIFICATES C+/-                                             3.38            11/01/2008         4,785,287
                                                                                                                    -------------

PENNSYLVANIA: 7.67%
   3,925,000  CUMBERLAND COUNTY PA MUNICIPAL AUTHORITY DIAKON LUTHERAN SOCIAL
              SERIES B (HCFR, RADIAN INSURED)SS.+/-                                  6.10            01/01/2025         3,925,000
   4,500,000  CUMBERLAND COUNTY PA MUNIPICAL AUTHORITY PRESBYTERIAN HOMES
              PROJECT SERIES B (HEALTHCARE FACILITIES REVENUE, RADIAN
              INSURED)SS.+/-                                                         4.25            12/01/2026         4,506,660
   3,000,000  GALLERY CERTIFICATE TRUST PENNSYLVANIA (PARKING FACILITIES
              REVENUE, FIRST SECURITY BANK LOC)                                      4.50            02/15/2013         3,002,430
   2,000,000  HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL
              APPRECIATION LIMITED OBLIGATION SERIES C^                              4.57            12/15/2010         1,749,800
   7,030,000  LEBANON COUNTY PA HEALTH FACILITIES AUTHORITY (HEALTHCARE
              FACILITIES REVENUE, RADIAN INSURED)SS.+/-                              5.00            06/01/2027         7,030,000
   4,000,000  PENNSYLVANIA HEFAR GWYNEDD MERCY COLLEGE SERIES P1 (OTHER
              REVENUE, RADIAN INSURED)SS.+/-                                         4.50            05/01/2037         4,000,280
   2,369,231  PENNSYLVANIA HFA SFMR+/-                                               4.37            06/01/2008         2,369,231
   4,800,000  PENNSYLVANIA HOUSING FINANCE AGENCY SERIES L (MFHR, GO OF
              AUTHORITY)                                                             4.20            07/01/2009         4,814,208
   2,825,000  WASHINGTON COUNTY PA IDA CHILDREN'S HOME PITTSBURGH PROJECT            4.00            06/15/2008         2,808,417

                                                                                                                       34,206,026
                                                                                                                    -------------
PUERTO RICO: 1.06%
   2,000,000  PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT BANK SERIES B
              (OTHER REVENUE)                                                        5.00            12/01/2008         2,027,320
     775,000  PUERTO RICO ELECTRIC POWER AUTHORITY PUTTERS SERIES 1830
              (ELECTRIC PLANT REVENUE, FIRST SECURITY BANK LOC)SS.+/-                3.52            01/01/2015           775,000

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 51


ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
PUERTO RICO (continued)
$  1,925,000  PUERTO RICO SALES TAX FINANCING CORPORATION MUNICIPAL SECURITIES
              TRUST CERTIFICATES SERIES SGC 4 CLASS A (OTHER REVENUE, SOCIETE
              GENERALE LOC)SS.+/-                                                    3.77%           08/01/2049     $   1,925,000

                                                                                                                        4,727,320
                                                                                                                    -------------
RHODE ISLAND: 0.40%
   1,800,000  RHODE ISLAND HEALTH & EDUCATIONAL BUILDING CORPORATION HOSPITAL
              FINANCING S
              COUNTY HOSPITAL SERIES A (HOSPITAL REVENUE, RADIAN INSURED)SS.+/-      6.20            09/15/2035         1,800,000
                                                                                                                    -------------

SOUTH CAROLINA: 2.87%
     355,000  SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY SERIES B2
              (HOUSING REVENUE, FIRST SECURITY BANK LOC)                             5.13            07/01/2008           357,517
   4,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
              HEALTH (HOSPITAL REVENUE)SS.+/-                                        4.17            08/01/2039         3,976,000
   2,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
              HEALTH ALLIANCE SERIES A PREREFUNDED (NURSING HOME REVENUE)SS.         7.13            12/15/2015         2,253,640
   1,875,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
              HEALTH SERIES B (HEALTHCARE FACILITIES REVENUE, RADIAN INSURED)        6.20            08/01/2035         1,875,000
   2,000,000  SOUTH CAROLINA STATE HOUSING FINANCE & DEVELOPMENT AUTHORITY
              RURAL HOUSING APARTMENTS SERIES B (HOUSING REVENUE, GIC-AIG LOC)       4.13            10/01/2009         2,009,120
   2,325,000  SOUTH CAROLINA STATE HOUSING FINANCE & DEVELOPMENT AUTHORITY
              SERIES A (HOUSING REVENUE, AMBAC INSURED)                              3.60            07/01/2033         2,314,398

                                                                                                                       12,785,675
                                                                                                                    -------------
SOUTH DAKOTA: 0.26%
  1,140,000   SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY                             4.72            05/01/2025         1,144,252
                                                                                                                    -------------

TENNESSEE: 1.45%
     415,000  KNOX COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
              UNIVERSITY HEALTH SYSTEMS INCORPORATED (HCFR)                          4.00            04/01/2009           415,029
   1,000,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
              INDUSTRIAL DEVELOPMENT BOARD EASTER SEAL PROJECT (IDR)SS.+/-           4.05            08/01/2019         1,000,000
   5,000,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
              FLOAT BAPTIST MEMORIAL HEALTHCARE SS.+/-                               5.00            09/01/2020         5,032,200

                                                                                                                        6,447,229
                                                                                                                    -------------
TEXAS: 1.42%
   1,500,000  NORTH TEXAS TOLLWAY AUTHORITY BOND ANTICPATION NOTES (OTHER
              REVENUE)                                                               4.13            11/19/2008         1,502,085
   4,000,000  SAN ANTONIO TX ELECTRIC & GAS SYSTEM (ELECTRIC REVENUE)SS.+/-          3.63            12/01/2027         4,016,400
     825,000  TEXAS MUNICIPAL GAS ACQUISITION AND SUPPLY CORPORATION II
              (UTILITIES REVENUE)+/-                                                 4.22            09/15/2010           819,374

                                                                                                                        6,337,859
                                                                                                                    -------------
UTAH: 0.08%
     340,000  UTAH HFA SFMR (HOUSING REVENUE LOC)                                    6.00            01/01/2031           347,674
                                                                                                                    -------------

VERMONT: 0.27%
  1,210,000    VERMONT HOUSING FINANCE AGENCY AMT HOUSING SERIES 16A (SFMR)          4.95            05/01/2032         1,223,685
                                                                                                                    -------------

VIRGINIA: 2.03%
   3,000,000  CHESAPEAKE VA POLLUTION CONTROL VIRGINIA PROJECT                       5.25            02/01/2008         3,002,760
   1,000,000  CHESTERFIELD COUNTY VA IDA ELECTRIC AND POWER COMPANY (INDUSTRIAL
              DEVELOPMENT REVENUE)                                                   5.50            10/01/2009         1,006,550
   2,500,000  KING GEORGE COUNTY VA IDA WASTE MANAGEMENT INCORPORATED SERIES A
              (INDUSTRIAL DEVELOPMENT REVENUE)SS.                                    4.10            06/01/2023         2,489,400
     875,000  LOUISA VA IDA VIRGINIA ELECTRIC & POWER COMPANY PROJECT SERIES A
              (IDR)SS.+/-                                                            4.25            09/01/2030           878,771
     160,000  POCAHONTAS PARKWAY ASSOCIATION VA SERIES B PREREFUNDED (TOLL
              ROAD REVENUE, ACA INSURED)SS.^                                         5.58            08/15/2021            75,650

52 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY  NAME                                                    INTEREST RATE      MATURITY DATE        VALUE
VIRGINIA (continued)
$     40,000  POCAHONTAS PARKWAY ASSOCIATION VA SERIES B PREREFUNDED (TOLL
              ROAD REVENUE, ACA INSURED)SS.^                                         5.59%           08/15/2022     $      17,853
     485,000  POCAHONTAS PARKWAY ASSOCIATION VA TOLL ROAD 1ST TIER SUBSERIES
              C PREREFUNDED (TOLL ROAD REVENUE)SS.^                                  5.60            08/15/2017           285,039
     100,000  POCAHONTAS PARKWAY ASSOCIATION VA TOLL ROAD SERIES B
              PREREFUNDED (TOLL ROAD REVENUE)SS.^                                    5.22            08/15/2015            67,511
     125,000  POCAHONTAS PARKWAY ASSOCIATION VA TOLL ROAD SERIES B
              PREREFUNDED (TOLL ROAD REVENUE)SS.^                                    5.48            08/15/2019            66,680
   1,180,000  TOBACCO SETTLEMENT FINANCING CORPORATION VA ASSET-BACKED               4.00            06/01/2013         1,183,894

                                                                                                                        9,074,108
                                                                                                                    -------------
WASHINGTON: 1.24%
   1,900,000  WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY GRAYS HARBOR
              COMMUNITY HOSPITAL (HCFR, RADIAN INSURED)SS.+/-                        6.30            07/01/2030         1,900,000
   3,650,000  WASHINGTON STATE HEALTH CARE FACILITY AUTHORITY OVERLAKE
              HOSPITAL MEDICAL CENTER C1 (HOSPITAL REVENUE, RADIAN
              INSURED)SS.+/-                                                         6.29            07/01/2038         3,650,000

                                                                                                                        5,550,000
                                                                                                                    -------------
WISCONSIN: 3.65%
   1,500,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION (EXCISE TAX
              REVENUE LOC)                                                           5.50            06/01/2010         1,545,705
   7,320,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED
              (OTHER REVENUE)                                                        6.13            06/01/2027         7,572,101
     305,000  DELAFIELD WI CDA VAR UNIVERSITY LAKE SCHOOL PROJECT (OTHER
              REVENUE, FIRSTAR BANK NA)SS.+/-                                        3.39            03/01/2035           305,000
   1,350,000  GREEN BAY WI HOUSING AUTHORITY SISTERS OF SAINT FRANCIS PROJECT
              (HOSPITAL REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                    3.44            01/01/2035         1,350,000
     750,000  JACKSON WI CDA KETTLE MORAINE LUTHERAN (PRIVATE SCHOOL REVENUE,
              MARSHALL & ISLEY BANK LOC)SS.+/-                                       3.44            06/01/2031           750,000
   2,140,000  MILWAUKEE WI RDA UNIVERSITY OF WISCONSIN KENILWORTH
              PROJECTSS.+/-                                                          3.39            09/01/2040         2,140,000
     780,000  MONONA SEWER SYSTEMS REVENUE WISCONSIN BOND ANTICIPATION NOTES
              (SEWER REVENUE)                                                        4.50            05/01/2011           788,510
   1,800,000  PARK FALLS WI BOND ANTICIPATION NOTES (WATER REVENUE)                  4.63            06/01/2009         1,817,604

                                                                                                                       16,268,920
                                                                                                                    -------------
WYOMING: 0.64%
   2,855,000  GILLETTE WY BLACK HILLS POWER & LIGHT COMPANY PROJECT
              SERIES ASS.+/-                                                         4.75            06/01/2024         2,855,000
                                                                                                                    -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $426,054,357)                                                                     422,459,922
                                                                                                                    -------------

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 53


ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

      SHARES  SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS: 2.43%
MUTUAL FUNDS: 2.43%
  10,847,827  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++                                        $  10,847,827
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $10,847,827)                                                                        10,847,827
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $436,902,184)*                                                97.12%                                          $ 433,307,749

OTHER ASSETS AND LIABILITIES, NET                                    2.88                                              12,841,592
                                                                   ------                                           -------------

TOTAL NET ASSETS                                                   100.00%                                          $ 446,149,341
                                                                   ------                                           -------------

--------------------------------------------------------------------------------

ss. These securities are subject to a demand feature which reduces the effective maturity.

+/-   Variable rate investments.

#     Security pledged as collateral for futures transactions. (See Note 2)

^^ This security is currently in default with regards to scheduled interest and/or principal payments.

(i)   Illiquid security.

^     Zero coupon bond. Interest rate presented is yield to maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $10,847,827.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

54 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 99.07%

GUAM: 3.12%
$  1,000,000  GUAM ECONOMIC DEVELOPMENT & COMMERCE AUTHORITY TOBACCO
              SETTLEMENT ASSET-BACKED SECURITY (OTHER REVENUE)                      5.25%            06/01/2032     $     978,410
     935,000  GUAM ECONOMIC DEVELOPMENT AUTHORITY SERIES A (EXCISE TAX
              REVENUE)SS.                                                           5.40             05/15/2031           997,757
     500,000  GUAM GOVERNMENT SERIES A (PROPERTY TAX REVENUE)                       5.25             11/15/2037           460,480
       5,000  GUAM POWER AUTHORITY SERIES A (ELECTRIC REVENUE LOC)                  5.25             10/01/2013             5,221
      20,000  TERRITORY OF GUAM INFRASTRUCTURE IMPROVEMENT SERIES A (SALES TAX
              REVENUE LOC)                                                          5.50             11/01/2008            20,401

                                                                                                                        2,462,269
                                                                                                                    -------------
LOUISIANA: 0.27%
     205,000  EAST BATON ROUGE LA NEW PUBLIC HOUSING AUTHORITY (HOUSING
              REVENUE, US GOVERNMENT GUARANTEED)                                    5.13             06/01/2009           210,217
                                                                                                                    -------------
OKLAHOMA: 0.03%
      25,000  OKLAHOMA CITY OK NEW PUBLIC HOUSING AUTHORITY (HOUSING REVENUE,
              US GOVERNMENT GUARANTEED)                                             5.75             05/01/2009            25,801
                                                                                                                    -------------
OTHER: 1.48%
   1,000,000  COMMONWEALTH OF THE NORTHERN MARIANA ISLANDS PREREFUNDED SERIES
              A (OTHER REVENUE)SS.                                                  6.75             10/01/2033         1,167,100
                                                                                                                    -------------
PENNSYLVANIA: 0.26%
     200,000  LACKAWANNA COUNTY PA NEW HOUSING AUTHORITY (HOUSING REVENUE, US
              GOVERNMENT GUARANTEED)                                                5.75             05/01/2008           201,844
                                                                                                                    -------------
PUERTO RICO: 29.08%
     275,000  CHILDREN'S TRUST FUND PUERTO RICO TOBACCO SETTLEMENT ASSET-
              BACKED                                                                5.00             05/15/2009           278,476
     250,000  CHILDREN'S TRUST FUND PUERTO RICO TOBACCO SETTLEMENT ASSET-
              BACKED (EXCISE TAX REVENUE)                                           4.13             05/15/2011           248,708
   1,225,000  CHILDREN'S TRUST FUND PUERTO RICO TOBACCO SETTLEMENT ASSET-
              BACKED (OTHER REVENUE LOC)                                            5.00             05/15/2008         1,229,288
     300,000  CHILDREN'S TRUST FUND PUERTO RICO TOBACCO SETTLEMENT ASSET-
              BACKED (OTHER REVENUE)                                                4.38             05/15/2009           301,317
     610,000  CHILDREN'S TRUST FUND PUERTO RICO TOBACCO SETTLEMENT ASSET-
              BACKED PREREFUNDEDSS.                                                 5.75             07/01/2010           634,717
     100,000  COMMONWEALTH OF PUERTO RICO (OTHER REVENUE, FGIC INSURED)             5.50             07/01/2013           109,352
   1,000,000  COMMONWEALTH OF PUERTO RICO (TAX REVENUE, FIRST SECURITY BANK
              LOC)                                                                  6.50             07/01/2013         1,149,450
   1,500,000  COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT (OTHER REVENUE,
              FIRST SECURITY BANK LOC)                                              5.25             07/01/2020         1,656,570
     200,000  COMMONWEALTH OF PUERTO RICO PUBLIC IMPROVEMENT SERIES A (FUEL
              SALES TAX REVENUE LOC)                                                5.50             07/01/2016           222,352
   1,000,000  COMMONWEALTH OF PUERTO RICO SERIES A (PROPERTY TAX REVENUE)           5.00             07/01/2018         1,022,010
      25,000  PUERTO RICO AQUEDUCT & SEWER AUTHORITY (WATER & WASTEWATER
              AUTHORITY REVENUE LOC)                                                6.25             07/01/2012            27,796
   1,000,000  PUERTO RICO COMMONWEALTH (SALES TAX REVENUE, GUARANTEE AGREEMENT)     5.50             07/01/2018         1,128,500
     240,000  PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY                  10.25             07/01/2009           252,607
   1,000,000  PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT BANK SERIES B
              (OTHER REVENUE)                                                       5.00             12/01/2008         1,013,660
   1,500,000  PUERTO RICO COMMONWEALTH INFRASTUCTURE FINANCE AUTHORITY SERIES
              C (SPECIAL TAX REVENUE, AMBAC INSURED)                                5.50             07/01/2016         1,667,640
     170,000  PUERTO RICO CONVENTION CENTER AUTHORITY SERIES A (OTHER REVENUE)      4.00             07/01/2010           170,763
     355,000  PUERTO RICO ELECTRIC POWER AUTHORITY CAPITAL APPRECIATION
              SERIES O^                                                             4.35             07/01/2017           235,873
     200,000  PUERTO RICO ELECTRIC POWER AUTHORITY PUTTERS SERIES 1830
              (ELECTRIC PLANT REVENUE, FIRST SECURITY BANK LOC)SS.+/-               3.52             01/01/2015           200,000
     500,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 00 (ELECTRIC
              REVENUE, CIFG INSURED)                                                5.00             07/01/2013           534,130
     405,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II PREREFUNDEDSS.         5.25             07/01/2022           443,050
     900,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES JJ (ELECTRIC
              REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)                        5.25             07/01/2012           955,422
      100,000 PUERTO RICO ELECTRIC POWER AUTHORITY SERIES KK (ELECTRIC REVENUE
              LOC)                                                                  5.00             07/01/2011           104,666
     105,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES S (ELECTRIC REVENUE,
              MBIA INSURED)                                                         6.13             07/01/2009           109,306

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 55


WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
PUERTO RICO (continued)
$  1,500,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY (FUEL SALES TAX
              REVENUE, MBIA INSURED)                                                5.50%            07/01/2013     $   1,595,880
     200,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES A (FUEL
              SALES TAX REVENUE LOC)                                                5.50             07/01/2013           218,704
   1,000,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES E (TOLL
              ROAD REVENUE, FIRST SECURITY BANK LOC)                                5.50             07/01/2021         1,127,410
     145,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES L (TOLL
              ROAD REVENUE, FGIC INSURED)                                           5.25             07/01/2030           153,712
     300,000  PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES W (FUEL
              SALES TAX REVENUE, FIRST SECURITY BANK LOC)                           5.50             07/01/2013           319,176
     150,000  PUERTO RICO HFA CAPITAL FUND PROGRAM (HOUSING REVENUE, HUD
              INSURED)                                                              4.50             12/01/2009           153,453
     500,000  PUERTO RICO HFA CAPITAL FUNDING PROGRAM (HOUSING REVENUE, HUD
              INSURED)                                                              5.00             12/01/2014           534,845
     300,000  PUERTO RICO HOUSING FINANCIAL CORPORATION SERIES F8J (HOUSING
              REVENUE, FHA INSURED)SS.+/-                                           3.52             06/01/2021           300,000
     100,000  PUERTO RICO INDUSTRIAL MEDICAL & ENVIRONMENTAL POLLUTION CONTROL
              FACILITIES ABBOTT LABORATORIES PROJECT (IDR)SS.+/-                    3.95             03/01/2023           100,065
     500,000  PUERTO RICO INDUSTRIAL MEDICAL & ENVIRONMENTAL POLLUTION CONTROL
              FACILITIES ABBOTT LABORATORIES PROJECT (IDR)SS.+/-                    3.95             03/01/2023           500,450
      50,000  PUERTO RICO INDUSTRIAL MEDICAL & ENVIRONMENTAL POLLUTION CONTROL
              FACILITIES FINANCING AUTHORITY PEPSICO INCORPORATED PROJECT           6.25             11/15/2013            52,502
     405,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
              ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY ANA G.
              MENDEZ UNIVERSITY SYSTEM PROJECT                                      5.00             12/01/2009           409,629
     430,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
              ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY ANA G.
              MENDEZ UNIVERSITY SYSTEM PROJECT                                      5.00             12/01/2010           437,091
      25,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
              ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA INSURED
              DR. PILA HOSPITAL PROJECT A                                           6.50             11/15/2020            26,838
      60,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
              ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA INSURED
              DR. PILA HOSPITAL PROJECT A (HCFR LOC)                                5.88             08/01/2012            60,122
     215,000  PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
              ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA INSURED
              DR. PILA HOSPITAL PROJECT A (HCFR LOC)                                5.50             07/01/2017           218,616
     500,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A (OTHER REVENUE LOC)     5.25             08/01/2021           531,080
     300,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A PREREFUNDED
              (PROPERTY TAX REVENUE LOC)SS.                                         5.75             08/01/2013           315,708
     105,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES B (PROPERTY TAX
              REVENUE, CIFG INSURED)                                                5.25             07/01/2017           114,768
   1,000,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
              SERIES M-2 (LEASE REVENUE, AMBAC INSURED)SS.                          5.50             07/01/2035         1,086,280
      40,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES D (LEASE REVENUE
              LOC)                                                                  5.13             07/01/2024            40,215
     500,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES L                       5.50             07/01/2021           552,315
      25,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY SERIES M (LEASE REVENUE
              LOC)                                                                  5.60             07/01/2008            25,163
     350,000  PUERTO RICO SALES TAX FINANCING CORPORATION MUNICIPAL SECURITIES
              TRUST CERTIFICATES SERIES SGC 4 CLASS A (OTHER REVENUE, SOCIETE
              GENERALE LOC)SS.+/-                                                   3.77             08/01/2049           350,000

                                                                                                                       22,919,675
                                                                                                                    -------------
VIRGIN ISLANDS: 7.57%
     255,000  TOBACCO SETTLEMENT FINANCING CORPORATION VIRGIN ISLANDS               4.60             05/15/2011           257,048
      45,000  UNIVERSITY OF THE VIRGIN ISLANDS SERIES A (COLLEGE & UNIVERSITY
              REVENUE LOC)                                                          5.30             12/01/2008            45,050
     150,000  UNIVERSITY OF THE VIRGIN ISLANDS SERIES A (COLLEGE & UNIVERSITY
              REVENUE LOC)                                                          5.85             12/01/2014           151,767
   1,250,000  VIRGIN ISLANDS PFA GROSS RECEIPTS TAXES LOAN NOTES (SALES TAX
              REVENUE, FGIC INSURED)                                                5.00             10/01/2028         1,285,600
   1,000,000  VIRGIN ISLANDS PFA NOTE A (SEWER REVENUE)                             5.25             10/01/2019         1,028,510
     220,000  VIRGIN ISLANDS PFA REVENUE GROSS RECEIPTS TAXES LOAN NOTE SERIES
              A PREREFUNDED (TAX REVENUE LOC)SS.                                    6.13             10/01/2029           239,483
   2,000,000  VIRGIN ISLANDS PFA SENIOR LIEN LOAN NOTES                             5.50             10/01/2014         2,028,880
     250,000  VIRGIN ISLANDS PFA SENIOR LIEN NOTES SERIES A                         5.00             10/01/2014           259,253
     180,000  VIRGIN ISLANDS PFA SENIOR LIEN SERIES A                               5.20             10/01/2009           183,451
      10,000  VIRGIN ISLANDS PFA SERIES A (OTHER REVENUE)                           7.30             10/01/2018            12,316
     500,000  VIRGIN ISLANDS WATER & POWER AUTHORITY SERIES A (WATER REVENUE)       5.00             07/01/2031           476,750

                                                                                                                        5,968,108
                                                                                                                    -------------

56 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
WASHINGTON: 0.26%
$    200,000  SEATTLE WA NEW PUBLIC HOUSING AUTHORITY (HOUSING REVENUE, US
              GOVERNMENT GUARANTEED)                                                5.25%            06/01/2009     $     205,432
                                                                                                                    -------------
WEST VIRGINIA: 2.77%
   1,675,000  BROOKE PLEASANTS TYLER WETZEL COUNTIES WV (HOUSING REVENUE)           7.40             08/15/2010         1,851,394
     470,000  KANAWHA MERCER NICHOLAS COUNTIES WV PREREFUNDED (HOUSING REVENUE
              LOC)SS.^                                                              5.66             02/01/2014           334,645

                                                                                                                        2,186,039
                                                                                                                    -------------
WISCONSIN: 54.23%
      20,000  ASHWAUBENON WI CDA ARENA PROJECT                                      4.80             06/01/2016            21,023
     100,000  ASHWAUBENON WI CDA ARENA PROJECT                                      5.05             06/01/2019           105,869
     815,000  ASHWAUBENON WI CDA ARENA PROJECT                                      5.10             06/01/2020           864,487
     195,000  ASHWAUBENON WI CDA ARENA PROJECT SERIES A PREREFUNDEDSS.              5.80             06/01/2009           202,484
      70,000  BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION ASSET-BACKED       6.00             06/01/2017            71,105
      65,000  BARABOO WI CDA                                                        4.50             03/01/2008            65,104
      95,000  BARABOO WI CDA                                                        4.70             03/01/2010            97,049
      80,000  BARABOO WI CDA                                                        4.80             03/01/2011            82,579
     800,000  BELOIT WI CDA SERIES A PREREFUNDEDSS.                                 5.50             03/01/2020           864,712
      50,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
              INCORPORATED PROJECT SERIES B                                         4.20             04/01/2012            50,338
     100,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
              INCORPORATED PROJECT SERIES B                                         4.50             04/01/2014           101,170
      65,000  BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
              INCORPORATED PROJECT SERIES B                                         5.13             04/01/2021            65,917
     175,000  CUDAHY WI CDA                                                         4.70             06/01/2009           177,874
   1,540,000  CUDAHY WI CDA                                                         4.55             06/01/2019         1,556,155
      25,000  CUDAHY WI CDA (LEASE REVENUE)                                         5.00             06/01/2014            25,600
      10,000  CUDAHY WI CDA PREREFUNDED (LEASE REVENUE)SS.                          5.00             06/01/2014            10,270
     195,000  DELAFIELD WI CDA VAR UNIVERSITY LAKE SCHOOL PROJECT (OTHER
              REVENUE, FIRSTAR BANK NA)SS.+/-                                       3.39             03/01/2035           195,000
      25,000  GERMANTOWN WI IDR QUARTERS BANNER WELDER INCORPORATED PROJECT         5.13             02/01/2011            25,016
     500,000  GLENDALE WI CDA BAYSHORE PUBLIC PARKING A                             4.75             10/01/2020           513,030
      45,000  GLENDALE WI CDA TAX INCREMENT 6                                       5.00             10/01/2019            46,250
     100,000  GRANT COUNTY WI HOUSING AUTHORITY ORCHARD MANOR                       4.90             07/01/2010           100,481
     115,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT
              LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE LOC)            4.15             02/01/2008           115,112
       5,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT
              LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE LOC)            4.35             02/01/2010             5,130
      10,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT
              LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE LOC)            4.45             02/01/2011            10,390
     175,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT
              LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE LOC)#           4.75             02/01/2014           182,205
     140,000  GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM DISTRICT
              LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX REVENUE LOC)            5.00             02/01/2019           145,543
      70,000  GREEN BAY WI HOUSING AUTHORITY FHA INSURED MORAINE LIMITED
              SERIES A (HOUSING REVENUE LOC)                                        6.15             12/01/2030            72,487
     150,000  GREEN BAY WI HOUSING AUTHORITY SISTERS OF SAINT FRANCIS PROJECT
              (HOSPITAL REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                   3.44             01/01/2035           150,000
   1,445,000  GREEN BAY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
              INCORPORATED                                                          5.00             04/01/2016         1,516,975
      20,000  GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A                    5.00             02/15/2013            20,568
      10,000  GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A                    5.50             02/15/2021            10,236
   1,500,000  GREEN BAY WI RDA CONVENTION CENTER PROJECT SERIES A PREREFUNDEDSS.    5.25             06/01/2024         1,546,215
     100,000  GREEN BAY WI RDA PINE STREET PARKING RAMP PROJECT                     5.15             04/01/2013           103,649
     100,000  GREEN BAY WI RDA CONVENTION CENTER PROJECT (LEASE REVENUE)            4.15             06/01/2020           100,562
     500,000  GREENFIELD WI CDA HOUSING REVENUE LAYTON TERRACE PROJECTSS.+/-        4.75             09/01/2033           497,525
     135,000  JACKSON WI CDA KETTLE MORAINE LUTHERAN (PRIVATE SCHOOL REVENUE,
              MARSHALL & ISLEY BANK LOC)SS.+/-                                      3.44             06/01/2031           135,000

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 57


WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
WISCONSIN (continued)
$    245,000  JOHNSON CREEK WI CDASS.                                               4.65%            12/01/2012     $     254,259
      10,000  JOHNSON CREEK WI CDASS.                                               5.00             12/01/2016            10,474
     200,000  KENOSHA WI GNMA COLLATERALIZED VILLA CIERA SERIES A (HOUSING
              REVENUE LOC)                                                          6.00             11/20/2041           203,848
     280,000  LIBERTY LAKE WI HOUSING PROJECT GNMA COLLATERALIZED WOODLAND
              PARK (HOUSING REVENUE LOC)                                            5.40             02/20/2043           278,233
      40,000  MADISON WI CDA MERITER RETIREMENT SERVICES                            5.90             12/01/2008            39,927
      25,000  MADISON WI NEW PUBLIC HOUSING AUTHORITY (HOUSING REVENUE, US
              GOVERNMENT GUARANTEED)                                                4.88             03/01/2009            25,455
   1,000,000  MILWAUKEE WI HOUSING AUTHORITY VETERANS HOUSING PROJECT               5.10             07/01/2022         1,049,930
   1,000,000  MILWAUKEE WI MILWAUKEE PUBLIC SCHOOLS PREREFUNDED (EDUCATIONAL
              FACILITIES REVENUE, AMBAC INSURED)SS.                                 5.13             08/01/2021         1,089,150
     100,000  MILWAUKEE WI RDA (OTHER REVENUE, MARSHALL & ISLEY BANK LOC)           5.10             12/01/2023           100,026
   1,400,000  MILWAUKEE WI RDA HEARTLOVE PLACE PROJECT (OTHER REVENUE,
              CITIZENS BANK LOC)SS.+/-                                              3.44             06/01/2037         1,400,000
     275,000  MILWAUKEE WI RDA MILWAUKEE PUBLIC SCHOOLS CONGRESS SERIES A           4.60             08/01/2022           273,950
   2,050,000  MILWAUKEE WI RDA MILWAUKEE PUBLIC SCHOOLS PREREFUNDEDSS.              5.13             08/01/2022         2,232,758
     470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B        5.05             07/01/2019           484,316
     470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B        5.15             07/01/2020           484,970
     470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B        5.20             07/01/2021           484,720
     470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B        5.30             07/01/2022           486,243
     470,000  MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES B        5.35             07/01/2023           486,633
     300,000  MILWAUKEE WI RDA REVENUE SCIENCE EDUCATION CONSORTIUM PROJECT
              SERIES A                                                              5.75             08/01/2035           290,715
     100,000  MILWAUKEE WI RDA SCHOOL ENGINEERING PROJECT SERIES A (COLLEGE &
              UNIVERSITY REVENUE LOC)                                               4.20             10/01/2010           101,907
      95,000  MILWAUKEE WI RDA SUMMERFEST PROJECT                                   4.20             08/01/2011            97,856
     250,000  MILWAUKEE WI RDA UNIVERSITY OF WISCONSIN KENILWORTH
              PROJECTSS.+/-                                                         3.39             09/01/2040           250,000
      40,000  MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED PROJECT     5.00             12/01/2018            40,018
     125,000  MILWAUKEE WI RDA YMCA METROPOLITAN MILWAUKEE INCORPORATED
              PROJECT (OTHER REVENUE, MARSHALL & ISLEY BANK LOC)                    4.30             12/01/2008           125,099
      15,000  MILWAUKEE WI RDA YWCA GREATER MILWAUKEE SERIES A                      4.70             06/01/2009            15,073
   1,000,000  NEENAH WI CDA SERIES A                                                5.13             12/01/2023         1,047,770
      50,000  OAKFIELD WI CDA                                                       4.40             12/01/2008            50,410
     350,000  OAKFIELD WI CDA                                                       5.40             12/01/2021           362,275
     150,000  OCONTO FALLS WI CDA                                                   4.15             06/01/2008           150,555
     150,000  OCONTO FALLS WI CDA                                                   4.05             06/01/2009           151,500
     135,000  OCONTO FALLS WI CDA                                                   4.60             06/01/2014           136,751
     175,000  OCONTO FALLS WI CDA                                                   4.65             06/01/2015           177,163
     200,000  OCONTO FALLS WI CDA                                                   4.90             06/01/2018           203,914
     210,000  ONALASKA WI CDA                                                       5.30             06/01/2015           211,002
     200,000  OSCEOLA WI RDA                                                        4.65             12/01/2010           204,756
     325,000  OSCEOLA WI RDA                                                        4.75             12/01/2011           335,771
     235,000  OSCEOLA WI RDA                                                        5.15             12/01/2015           243,758
     410,000  OSCEOLA WI RDA                                                        5.38             12/01/2020           423,182
      50,000  OSHKOSH WI ELDERLY HOUSING AUTHORITY FHA VILLA ST. THERESA A
              (HOUSING REVENUE LOC)                                                 5.90             06/01/2024            50,430
     125,000  REEDSVILLE WI NEW PUBLIC HOUSING (HOUSING REVENUE, US GOVERNMENT
              GUARANTEED)                                                           5.13             04/01/2009           127,811
      25,000  REEDSVILLE WI NEW PUBLIC HOUSING (HOUSING REVENUE, US GOVERNMENT
              GUARANTEED)                                                           5.75             05/01/2009            25,801
     250,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT JUNIOR
              LIEN SERIES B (SALES TAX REVENUE LOC)                                 5.50             12/15/2009           261,538
   1,545,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT JUNIOR
              LIEN SERIES B (SALES TAX REVENUE LOC)                                 5.50             12/15/2015         1,680,033
      50,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
              (SALES TAX REVENUE LOC)                                               5.50             12/15/2026            56,857
     140,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
              (SALES TAX REVENUE LOC)                                               5.50             12/15/2015           158,371
     280,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
              (SALES TAX REVENUE LOC)                                               5.50             12/15/2018           319,897

58 Wells Fargo Advantage Municipal Income Funds

                         Portfolio of Investments--December 31, 2007 (Unaudited)


WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                     INTEREST RATE      MATURITY DATE        VALUE
WISCONSIN (continued)
$    210,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
              (SALES TAX REVENUE LOC)                                               5.50%            12/15/2021     $     240,763
     100,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
              (SALES TAX REVENUE, MBIA INSURED)                                     5.00             12/15/2017           106,519
   1,765,000  SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT SERIES A
              (SALES TAX REVENUE, MBIA INSURED)                                     5.50             12/15/2017         2,013,306
     135,000  ST. CROIX FALLS WI CDA                                                4.13             12/01/2008           136,068
     120,000  ST. CROIX FALLS WI CDA                                                4.40             12/01/2011           124,096
      80,000  ST. CROIX FALLS WI CDA                                                4.50             12/01/2011            81,930
     160,000  ST. CROIX FALLS WI CDA                                                4.50             12/01/2012           165,390
      90,000  ST. CROIX FALLS WI CDA                                                4.85             12/01/2014            93,340
     400,000  STURGEON BAY WI WATERFRONT RDA REFUNDED SERIES A (OTHER REVENUE)      4.50             10/01/2021           391,940
      50,000  STURTEVANT WI CDA                                                     3.55             12/01/2009            49,961
      75,000  STURTEVANT WI CDA                                                     4.60             12/01/2010            75,628
     110,000  STURTEVANT WI CDA                                                     4.80             12/01/2012           110,958
     300,000  STURTEVANT WI CDA                                                     4.40             12/01/2015           304,422
     100,000  STURTEVANT WI CDA REDEVELOPMENT (LEASE REVENUE)                       4.55             12/01/2016           101,722
      25,000  SUN PRAIRIE WI CDA SERIES B                                           5.00             02/01/2012            25,429
      95,000  SUN PRAIRIE WI CDA SERIES B                                           5.10             02/01/2013            96,780
     105,000  SUN PRAIRIE WI CDA SERIES B                                           5.20             02/01/2014           107,070
     750,000  VERONA WI CDA                                                         5.38             12/01/2022           779,970
      50,000  WATERFORD WI CDA PREREFUNDEDSS.                                       5.35             10/01/2014            52,698
      95,000  WATERFORD WI CDA PREREFUNDEDSS.                                       5.80             10/01/2023           101,241
     240,000  WATERTOWN WI CDA SERIES A                                             5.00             05/01/2018           242,234
   1,000,000  WATERTOWN WI CDA SERIES A (LEASE REVENUE)                             4.70             10/01/2025         1,016,010
      50,000  WATERTOWN WI CDA SERIES B                                             4.25             05/01/2008            50,123
     500,000  WAUKESHA COUNTY WI HOUSING AUTHORITY BROOKFIELD WOODS
              PROJECTSS.+/-                                                         4.80             03/01/2034           500,305
     110,000  WAUKESHA COUNTY WI HOUSING AUTHORITY STEEPLE VIEW INCORPORATED
              PROJECTSS.+/-                                                         3.86             12/01/2034           110,000
     590,000  WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM PROJECTSS.+/-      5.00             12/01/2027           573,380
     410,000  WAUKESHA WI RDA GNMA COLLATERALIZED AVALON SQUARE PROJECT SERIES
              A (HCFR LOC)                                                          5.00             06/20/2021           420,931
      75,000  WAUKESHA WI RDA SENIOR HOUSING PRESBYTERIAN HOMES PROJECT
              PREREFUNDEDSS.                                                        7.25             06/01/2020            81,424
     145,000  WAUKESHA WI RDA SENIOR HOUSING PRESBYTERIAN HOMES PROJECT
              PREREFUNDEDSS.                                                        7.50             06/01/2035           158,252
     720,000  WESTON WI CDA SERIES A                                                5.25             10/01/2020           761,386
   3,250,000  WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION BONDS (TAX
              REVENUE LOC)^                                                         4.81             12/15/2030         1,091,513
     220,000  WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION SENIOR DEDICATED
              SERIES A (TAX REVENUE LOC)^                                           4.45             12/15/2021           119,035
      45,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)          5.25             12/15/2013            49,482
     235,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)          5.25             12/15/2015           262,319
     465,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)          5.25             12/15/2016           521,432
     300,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)          5.25             12/15/2018           338,394
     105,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE LOC)          5.25             12/15/2019           118,654
     590,000  WISCONSIN CENTER DISTRICT JUNIOR DEDICATED SERIES 1998A (OTHER
              REVENUE, FIRST SECURITY BANK LOC)                                     5.25             12/15/2027           648,327
      65,000  WISCONSIN DELLS CDA SERIES A                                          4.65             09/01/2014            66,670
      70,000  WISCONSIN DELLS CDA SERIES A                                          4.80             09/01/2015            71,920
      80,000  WISCONSIN DELLS CDA SERIES A                                          5.00             09/01/2017            82,240
     155,000  WISCONSIN HFA REVENUE PREREFUNDED (HOUSING REVENUE LOC)SS.            6.10             12/01/2017           171,627
   1,800,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY AMT SERIES A
              (HOUSING REVENUE)                                                     4.75             05/01/2037         1,818,360
   1,750,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
              (HOUSING REVENUE, AMBAC INSURED)                                      4.90             11/01/2035         1,777,038

                                                                                                                       42,748,502
                                                                                                                    -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $77,097,403)                                                                       78,094,987
                                                                                                                    -------------

Portfolio of Investments--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 59


WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

                                                                                                                        VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $77,097,403)*                           99.07%                                                                $  78,094,987

OTHER ASSETS AND LIABILITIES, NET              0.93                                                                       736,798
                                             ------     `                                                           -------------

TOTAL NET ASSETS                             100.00%                                                                $  78,831,785
                                             ------     `                                                           -------------

--------------------------------------------------------------------------------
ss. These securities are subject to a demand feature which reduces the effective maturity.

  ^   Zero coupon bond. Interest rate presented is yield to maturity.

+/-   Variable rate investments.

  #   Security pledged as collateral for futures transactions. (See Note 2)

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

60 Wells Fargo Advantage Municipal Income Funds

             Statements of Assets and Liabilities--December 31, 2007 (Unaudited)


                                                                                    Intermediate     Municipal
                                                                                   Tax-Free Fund     Bond Fund
-----------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value ...........................................   $ 418,984,344   $ 392,301,852
      Investments in affiliates ................................................       1,885,751       4,208,504
                                                                                   ------------------------------
   Total investments at market value (see cost below) ..........................     420,870,095     396,510,356
                                                                                   ------------------------------
   Cash ........................................................................               0               0
   Receivable for Fund shares issued ...........................................       1,361,622         222,629
   Receivable for investments sold .............................................          50,000               0
   Receivables for dividends and interest ......................................       4,734,241       4,212,643
                                                                                   ------------------------------
Total assets ...................................................................     427,015,958     400,945,628
                                                                                   ------------------------------
LIABILITIES
   Payable for daily variation margin on futures contracts .....................          41,250          73,125
   Payable for Fund shares redeemed ............................................          20,967          28,911
   Payable for investments purchased ...........................................       2,075,157         201,411
   Dividends payable ...........................................................       1,417,086       1,489,262
   Payable to investment advisor and affiliates (Note 3) .......................         147,392         165,045
   Payable for interest rate swaps/spread locks ................................          63,511          68,803
   Accrued expenses and other liabilities ......................................          64,731         192,599
                                                                                   ------------------------------
Total liabilities ..............................................................       3,830,094       2,219,156
                                                                                   ------------------------------
TOTAL NET ASSETS ...............................................................   $ 423,185,864   $ 398,726,472
                                                                                   ==============================
NET ASSETS CONSIST OF
   Paid-in capital .............................................................   $ 423,383,056   $ 402,192,853
   Undistributed net investment income (loss) ..................................         (43,996)        (57,589)
   Undistributed net realized gain (loss) on investments .......................         (94,272)     (1,003,035)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities denominated
      in foreign currencies ....................................................          67,024      (2,246,591)
   Net unrealized appreciation (depreciation) of futures .......................         (62,437)        (90,363)
   Net unrealized appreciation (depreciation) of options, swap agreements,
      and short sales ..........................................................         (63,511)        (68,803)
                                                                                   ------------------------------
TOTAL NET ASSETS ...............................................................   $ 423,185,864   $ 398,726,472
                                                                                   ==============================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A ........................................................   $   6,244,422   $ 123,692,639
   Shares outstanding - Class A ................................................         583,056      13,081,330
   Net asset value per share - Class A .........................................   $       10.71   $        9.46
   Maximum offering price per share - Class A ..................................   $       11.04 2 $       9.913
   Net assets - Class B ........................................................              NA   $   7,366,082
   Shares outstanding - Class B ................................................              NA         778,980
   Net asset value and offering price per share - Class B ......................              NA   $        9.46
   Net assets - Class C ........................................................   $     915,133   $   1,955,754
   Shares outstanding - Class C ................................................          85,468         206,887
   Net asset value and offering price per share - Class C ......................   $       10.71   $        9.45
   Net assets - Administrator Class ............................................              NA   $  15,750,745
   Shares outstanding - Administrator Class ....................................              NA       1,666,348
   Net asset value and offering price per share - Administrator Class ..........              NA   $        9.45
   Net assets - Advisor Class ..................................................              NA              NA
   Shares outstanding - Advisor Class ..........................................              NA              NA
   Net asset value and offering price per share - Advisor Class ................              NA              NA
   Net assets - Institutional Class ............................................              NA              NA
   Shares outstanding - Institutional Class ....................................              NA              NA
   Net asset value and offering price per share - Institutional Class ..........              NA              NA
   Net assets - Investor Class .................................................   $ 416,026,309   $ 249,961,252
   Shares outstanding - Investor Class .........................................      38,866,140      26,442,983
   Net asset value and offering price per share - Investor Class ...............   $       10.70   $        9.45

                                                                                   ------------------------------

Investments at cost ............................................................   $ 420,803,071   $ 398,756,947
                                                                                   ==============================

--------------------------------------------------------------------------------
1     Each Fund has an unlimited number of authorized shares.

2 Maximum offering price is computed as 100/97.00 of net asset value. On investment of $50,000 or more, the offering price is reduced.

3 Maximum offering price is computed as 100/95.50 of net asset value. On investment of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 61


                                                                                    Short-Term    Ultra Short-Term
                                                                                     Municipal        Municipal        Wisconsin
                                                                                     Bond Fund       Income Fund     Tax-Free Fund
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value ...........................................   $674,420,820    $422,459,922      $ 78,094,987
      Investments in affiliates ................................................      6,083,520      10,847,827                 0
                                                                                   -----------------------------------------------
   Total investments at market value (see cost below) ..........................    680,504,340     433,307,749        78,094,987
                                                                                   -----------------------------------------------
   Cash ........................................................................              0               0           427,751
   Receivable for Fund shares issued ...........................................      2,264,766      17,021,821           148,000
   Receivable for investments sold .............................................        813,707         325,000                 0
   Receivables for dividends and interest ......................................      7,514,382       4,316,056           965,145
                                                                                   -----------------------------------------------
Total assets ...................................................................    691,097,195     454,970,626        79,635,883
                                                                                   -----------------------------------------------
LIABILITIES
   Payable for daily variation margin on futures contracts .....................         72,419          82,805                 0
   Payable for Fund shares redeemed ............................................        444,314         176,501               500
   Payable for investments purchased ...........................................      5,557,094       6,881,406           516,946
   Dividends payable ...........................................................      2,321,851       1,487,906           227,123
   Payable to investment advisor and affiliates (Note 3) .......................        242,071         146,397            27,418
   Payable for interest rate swaps/spread locks ................................        138,356          31,491                 0
   Accrued expenses and other liabilities ......................................        227,939          14,779            32,111
                                                                                   -----------------------------------------------
Total liabilities ..............................................................      9,004,044       8,821,285           804,098
                                                                                   -----------------------------------------------
TOTAL NET ASSETS ...............................................................   $682,093,151    $446,149,341      $ 78,831,785
                                                                                   ===============================================
NET ASSETS CONSIST OF
   Paid-in capital .............................................................   $693,911,525    $524,074,229      $ 77,764,014
   Undistributed net investment income (loss) ..................................       (131,047)       (367,550)           (3,487)
   Undistributed net realized gain (loss) on investments .......................    (11,532,715)    (73,816,119)           73,674
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities denominated in
      foreign currencies .......................................................         63,474      (3,594,435)          997,584
   Net unrealized appreciation (depreciation) of futures .......................        (79,730)       (115,293)                0
   Net unrealized appreciation (depreciation) of options, swap agreements,
      and short sales ..........................................................       (138,356)        (31,491)                0
                                                                                   -----------------------------------------------
TOTAL NET ASSETS ...............................................................   $682,093,151    $446,149,341      $ 78,831,785
                                                                                   ===============================================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A ........................................................             NA              NA                NA
   Shares outstanding - Class A ................................................             NA              NA                NA
   Net asset value per share - Class A .........................................             NA              NA                NA
   Maximum offering price per share - Class A ..................................             NA              NA                NA
   Net assets - Class B ........................................................             NA              NA                NA
   Shares outstanding - Class B ................................................             NA              NA                NA
   Net asset value and offering price per share - Class B ......................             NA              NA                NA
   Net assets - Class C ........................................................   $  3,589,453              NA      $  3,805,278
   Shares outstanding - Class C ................................................        367,148              NA           361,567
   Net asset value and offering price per share - Class C ......................   $       9.78              NA      $      10.52
   Net assets - Administrator Class ............................................             NA              NA                NA
   Shares outstanding - Administrator Class ....................................             NA              NA                NA
   Net asset value and offering price per share - Administrator Class ..........             NA              NA                NA
   Net assets - Advisor Class ..................................................             NA    $ 11,263,704                NA
   Shares outstanding - Advisor Class ..........................................             NA       2,362,745                NA
   Net asset value and offering price per share - Advisor Class ................             NA    $       4.77                NA
   Net assets - Institutional Class ............................................             NA    $ 79,715,506                NA
   Shares outstanding - Institutional Class ....................................             NA      16,721,784                NA
   Net asset value and offering price per share - Institutional Class ..........             NA    $       4.77                NA
   Net assets - Investor Class .................................................   $678,503,698    $355,170,131      $ 75,026,507
   Shares outstanding - Investor Class .........................................     69,329,850      74,477,398         7,128,673
   Net asset value and offering price per share - Investor Class ...............   $       9.79    $       4.77      $      10.52
                                                                                   -----------------------------------------------

Investments at cost ............................................................   $680,440,866    $436,902,184      $ 77,097,403
                                                                                   ===============================================

62 Wells Fargo Advantage Municipal Income Funds

Statements of Operations--For the Six Months Ended December 31, 2007 (Unaudited)


                                                                             Intermediate     Municipal
                                                                            Tax-Free Fund     Bond Fund
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .............................................................   $   8,432,634   $ 10,034,382
   Income from affiliated securities ....................................         197,450        188,350
                                                                            ----------------------------
Total investment income .................................................       8,630,084     10,222,732
                                                                            ----------------------------

EXPENSES
   Advisory fees ........................................................         734,812        800,649
   Administration fees
      Fund Level ........................................................         209,868        100,081
      Class A ...........................................................           3,043        177,281
      Class B ...........................................................              NA         11,159
      Class C ...........................................................             459          2,947
      Administrator Class ...............................................              NA          7,993
      Advisor Class .....................................................              NA             NA
      Institutional Class ...............................................              NA             NA
      Investor Class ....................................................         669,749        535,984
   Custody fees .........................................................          36,741         40,033
   Shareholder servicing fees ...........................................         442,674        489,632
   Accounting fees ......................................................          18,833         31,401
   Distribution fees
      Class B ...........................................................              NA         29,890
      Class C ...........................................................           1,209          7,894
   Professional fees ....................................................          14,243         14,456
   Registration fees ....................................................          62,397         24,402
   Shareholder reports ..................................................          12,264         26,528
   Trustees' fees .......................................................           4,478          4,478
   Other fees and expenses ..............................................           2,560          4,337
                                                                            ----------------------------
Total expenses ..........................................................       2,213,330      2,309,145
                                                                            ----------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) .........................        (833,721)      (658,208)
   Net expenses .........................................................       1,379,609      1,650,937
                                                                            ----------------------------
Net investment income (loss) ............................................       7,250,475      8,571,795
                                                                            ----------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ......         574,628      5,117,708
   Futures transactions .................................................         762,645      1,427,030
   Options, swap agreements and short sale transactions .................        (142,643)      (167,139)
                                                                            ----------------------------
Net realized gain and loss from investments .............................       1,194,630      6,377,599
                                                                            ----------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ......       2,896,062     (8,019,742)
   Futures transactions .................................................        (189,495)      (277,806)
   Options, swap agreements and short sale transactions .................         (63,511)       (68,803)
                                                                            ----------------------------
Net change in unrealized appreciation (depreciation) of investments .....       2,643,056     (8,366,351)
                                                                            ----------------------------
Net realized and unrealized gain (loss) on investments ..................       3,837,686     (1,988,752)
                                                                            ----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........   $  11,088,161   $  6,583,043
                                                                            ============================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Six Months Ended December 31, 2007 (Unaudited)

                                 Wells Fargo Advantage Municipal Income Funds 63


                                                                             Short-Term    Ultra Short-Term
                                                                              Municipal        Municipal         Wisconsin
                                                                              Bond Fund       Income Fund     Tax-Free Fund
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .............................................................   $ 15,686,553     $ 10,070,768      $ 1,643,587
   Income from affiliated securities ....................................        139,834          151,873                0
                                                                            -----------------------------------------------
Total investment income .................................................     15,826,387       10,222,641        1,643,587
                                                                            -----------------------------------------------

EXPENSES
   Advisory fees ........................................................      1,313,116          863,654          151,268
   Administration fees
      Fund Level ........................................................        169,633          107,957           18,909
      Class A ...........................................................             NA               NA               NA
      Class B ...........................................................             NA               NA               NA
      Class C ...........................................................          3,898               NA            5,158
      Administrator Class ...............................................             NA               NA               NA
      Advisor Class .....................................................             NA           14,556               NA
      Institutional Class ...............................................             NA           31,994               NA
      Investor Class ....................................................      1,350,793          739,039          155,664
   Custody fees .........................................................         67,853           43,183            7,563
   Shareholder servicing fees ...........................................        815,811          434,145           92,379
   Accounting fees ......................................................         32,361           30,216           14,495
   Distribution fees
      Class B ...........................................................             NA               NA               NA
      Class C ...........................................................         11,762               NA           13,816
   Professional fees ....................................................         16,096          134,998           13,375
   Registration fees ....................................................         22,723           21,858            4,697
   Shareholder reports ..................................................            835           22,078              130
   Trustees' fees .......................................................          4,478            4,478            4,478
   Other fees and expenses ..............................................            595            6,964              286
                                                                            -----------------------------------------------
Total expenses ..........................................................      3,809,954        2,455,120          482,218
                                                                            -----------------------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) .........................     (1,556,837)      (1,039,912)        (184,957)
   Net expenses .........................................................      2,253,117        1,415,208          297,261
                                                                            -----------------------------------------------
Net investment income (loss) ............................................     13,573,270        8,807,433        1,346,326
                                                                            -----------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM

   Securities, foreign currencies and foreign currency translation ......        111,460        2,753,945           35,345
   Futures transactions .................................................        145,362           96,985          149,934
   Options, swap agreements and short sale transactions .................       (699,031)        (265,059)          54,227
                                                                            -----------------------------------------------
Net realized gain and loss from investments .............................       (442,209)       2,585,871          239,506
                                                                            -----------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ......      3,884,877       (1,452,484)         527,506
   Futures transactions .................................................        (79,730)        (115,293)          (3,102)
   Options, swap agreements and short sale transactions .................       (138,356)         (31,491)               0
                                                                            -----------------------------------------------
Net change in unrealized appreciation (depreciation) of investments .....      3,666,791       (1,599,268)         524,404
                                                                            -----------------------------------------------
Net realized and unrealized gain (loss) on investments ..................      3,224,582          986,603          763,910
                                                                            -----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........   $ 16,797,852     $  9,794,036      $ 2,110,236
                                                                            ===============================================

64 Wells Fargo Advantage Municipal Income Funds

                                             Statements of Changes in Net Assets


                                                                                    INTERMEDIATE TAX-FREE  FUND
                                                                                ----------------------------------
                                                                                     For the
                                                                                 Six Months Ended      For the
                                                                                December 31, 2007    Year Ended
                                                                                   (Unaudited)      June 30, 2007
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .....................................................     $ 313,360,920     $  90,622,935

OPERATIONS
   Net investment income (loss) .............................................         7,250,475         6,714,705
   Net realized gain (loss) on investments ..................................         1,194,630          (191,538)
   Net change in unrealized appreciation (depreciation) of investments ......         2,643,056        (1,975,372)
                                                                                ---------------------------------
Net increase (decrease) in net assets resulting from operations .............        11,088,161         4,547,795
                                                                                ---------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ...............................................................           (44,006)               NA
      Class B ...............................................................                NA                NA
      Class C ...............................................................            (5,139)               NA
      Administrator Class ...................................................                NA                NA
      Advisor Class .........................................................                NA                NA
      Institutional Class ...................................................                NA                NA
      Investor Class ........................................................        (7,242,976)       (6,714,560)
   Net realized gain on sales of investments
      Class A ...............................................................            (8,787)               NA
      Class B ...............................................................                NA                NA
      Class C ...............................................................            (1,561)               NA
      Administrator Class ...................................................                NA                NA
      Investor Class ........................................................          (745,254)         (274,765)
                                                                                ---------------------------------
Total distributions to shareholders .........................................        (8,047,723)       (6,989,325)
                                                                                ---------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ......................................         6,666,779                NA
   Reinvestment of distributions - Class A ..................................             8,745                NA
   Cost of shares redeemed - Class A ........................................          (447,856)               NA
                                                                                ---------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class A ............................................         6,227,668                NA
                                                                                ---------------------------------
   Proceeds from shares sold - Class B ......................................                NA                NA
   Reinvestment of distributions - Class B ..................................                NA                NA
   Cost of shares redeemed - Class B ........................................                NA                NA
                                                                                ---------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class B ............................................                NA                NA
                                                                                ---------------------------------
   Proceeds from shares sold - Class C ......................................           912,585                NA
   Reinvestment of distributions - Class C ..................................             3,591                NA
   Cost of shares redeemed - Class C ........................................               (33)               NA
                                                                                ---------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class C ............................................           916,143                NA
                                                                                ---------------------------------
   Proceeds from shares sold - Administrator Class ..........................                NA                NA
   Reinvestment of distributions - Administrator Class ......................                NA                NA
   Cost of shares redeemed - Administrator Class ............................                NA                NA
                                                                                ---------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Administrator  Class ...............................                NA                NA
                                                                                ---------------------------------
   Proceeds from shares sold - Advisor Class ................................                NA                NA
   Reinvestment of distributions - Advisor Class ............................                NA                NA
   Cost of shares redeemed - Advisor Class ..................................                NA                NA
                                                                                ---------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Advisor Class ......................................                NA                NA
                                                                                ---------------------------------
   Proceeds from shares sold - Institutional Class ..........................                NA                NA
   Reinvestment of distributions - Institutional Class ......................                NA                NA
   Cost of shares redeemed - Institutional Class ............................                NA                NA
                                                                                ---------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Institutional  Class ...............................                NA                NA
                                                                                ---------------------------------
   Proceeds from shares sold - Investor Class ...............................       139,157,245       267,565,425
   Reinvestment of distributions - Investor Class ...........................         6,151,678         6,511,830
   Cost of shares redeemed - Investor Class .................................       (45,668,228)      (48,897,740)
                                                                                ---------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Investor Class .....................................        99,640,695       225,179,515
                                                                                ---------------------------------
Net increase (decrease) in net assets resulting from capital
  share transaction - Total .................................................       106,784,506       225,179,515
                                                                                ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................       109,824,944       222,737,985
                                                                                =================================
ENDING NET ASSETS ...........................................................     $ 423,185,864     $ 313,360,920
                                                                                =================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                 Wells Fargo Advantage Municipal Income Funds 65


                                                                                         MUNICIPAL BOND FUND
                                                                                --------------------------------------
                                                                                     For the
                                                                                 Six Months Ended          For the
                                                                                December 31, 2007        Year Ended
                                                                                   (Unaudited)          June 30, 2007
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .....................................................     $ 402,816,749         $ 365,601,700

OPERATIONS
   Net investment income (loss) .............................................         8,571,795            15,622,139
   Net realized gain (loss) on investments ..................................         6,377,599             3,668,736
   Net change in unrealized appreciation (depreciation) of investments ......        (8,366,351)             (250,230)
                                                                                -------------------------------------
Net increase (decrease) in net assets resulting from operations .............         6,583,043            19,040,645
                                                                                -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ...............................................................        (2,709,384)           (5,429,026)
      Class B ...............................................................          (140,344)             (353,349)
      Class C ...............................................................           (37,057)              (69,700)
      Administrator Class ...................................................          (368,560)             (746,426)
      Advisor Class .........................................................                NA                    NA
      Institutional Class ...................................................                NA                    NA
      Investor Class ........................................................        (5,361,546)           (9,021,553)
   Net realized gain on sales of investments
      Class A ...............................................................                 0              (255,022)
      Class B ...............................................................                 0               (20,456)
      Class C ...............................................................                 0                (3,948)
      Administrator Class ...................................................                 0               (33,218)
      Investor Class ........................................................                 0              (403,221)
                                                                                -------------------------------------
Total distributions to shareholders .........................................        (8,616,891)          (16,335,919)
                                                                                -------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ......................................         5,145,682             4,432,251
   Reinvestment of distributions - Class A ..................................         1,724,264             4,325,025
   Cost of shares redeemed - Class A ........................................       (10,031,580)          (17,517,495)
                                                                                -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction -  Class A ...........................................        (3,161,634)           (8,760,219)
                                                                                -------------------------------------
   Proceeds from shares sold - Class B ......................................           183,932               186,722
   Reinvestment of distributions - Class B ..................................            90,860               292,950
   Cost of shares redeemed - Class B ........................................        (1,517,339)           (4,360,425)
                                                                                -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction -  Class B ...........................................        (1,242,547)           (3,880,753)
                                                                                -------------------------------------
   Proceeds from shares sold - Class C ......................................           135,615               276,990
   Reinvestment of distributions - Class C ..................................            15,985                38,699
   Cost of shares redeemed - Class C ........................................          (332,625)             (139,402)
                                                                                -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction -  Class C ...........................................          (181,025)              176,287
                                                                                -------------------------------------
   Proceeds from shares sold - Administrator Class ..........................         1,368,077             1,254,819
   Reinvestment of distributions - Administrator Class ......................           215,842               570,984
   Cost of shares redeemed - Administrator Class ............................        (1,686,535)           (2,188,719)
                                                                                -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Administrator Class ................................          (102,616)             (362,916)
                                                                                -------------------------------------
   Proceeds from shares sold - Advisor Class ................................                NA                    NA
   Reinvestment of distributions - Advisor Class ............................                NA                    NA
   Cost of shares redeemed - Advisor Class ..................................                NA                    NA
                                                                                -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Advisor Class ......................................                NA                    NA
                                                                                -------------------------------------
   Proceeds from shares sold - Institutional Class ..........................                NA                    NA
   Reinvestment of distributions - Institutional Class ......................                NA                    NA
   Cost of shares redeemed - Institutional Class ............................                NA                    NA
                                                                                -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Institutional Class ................................                NA                    NA
                                                                                -------------------------------------
   Proceeds from shares sold - Investor Class ...............................        39,803,575            79,621,996
   Reinvestment of distributions - Investor Class ...........................         3,635,977             7,536,918
   Cost of shares redeemed - Investor Class .................................       (40,808,159)          (39,820,990)
                                                                                -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Investor Class .....................................         2,631,393            47,337,924
                                                                                -------------------------------------
Net increase (decrease) in net assets resulting from capital
  share transaction - Total .................................................        (2,056,429)           34,510,323
                                                                                -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................        (4,090,277)           37,215,049
                                                                                =====================================
ENDING NET ASSETS ...........................................................     $ 398,726,472         $ 402,816,749
                                                                                =====================================

                                                                                    SHORT-TERM MUNICIPAL BOND FUND
                                                                                --------------------------------------
                                                                                     For the
                                                                                 Six Months Ended          For the
                                                                                December 31, 2007        Year Ended
                                                                                   (Unaudited)          June 30, 2007
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .....................................................     $ 677,478,241         $ 642,407,946

OPERATIONS
   Net investment income (loss) .............................................        13,573,270            23,928,960
   Net realized gain (loss) on investments ..................................          (442,209)             (249,718)
   Net change in unrealized appreciation (depreciation) of investments ......         3,666,791               441,064
                                                                                -------------------------------------
Net increase (decrease) in net assets resulting from operations .............        16,797,852            24,120,306
                                                                                -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ...............................................................                NA                    NA
      Class B ...............................................................                NA                    NA
      Class C ...............................................................           (49,218)              (98,743)
      Administrator Class ...................................................                NA                    NA
      Advisor Class .........................................................                NA                    NA
      Institutional Class ...................................................                NA                    NA
      Investor Class ........................................................      (13,629,471)           (23,826,592)
   Net realized gain on sales of investments
      Class A ...............................................................                NA                    NA
      Class B ...............................................................                NA                    NA
      Class C ...............................................................                 0                    NA
      Administrator Class ...................................................                NA                    NA
      Investor Class ........................................................                 0                    NA
                                                                                -------------------------------------
Total distributions to shareholders .........................................       (13,678,689)          (23,925,335)
                                                                                -------------------------------------

CAPITAL SHARES TRANSACTIONS

   Proceeds from shares sold - Class A ......................................                NA                    NA
   Reinvestment of distributions - Class A ..................................                NA                    NA
   Cost of shares redeemed - Class A ........................................                NA                    NA
                                                                                -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class A ............................................                NA                    NA
                                                                                -------------------------------------
   Proceeds from shares sold - Class B ......................................                NA                    NA
   Reinvestment of distributions - Class B ..................................                NA                    NA
   Cost of shares redeemed - Class B ........................................                NA                    NA
                                                                                -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction -  Class B ...........................................                NA                    NA
                                                                                -------------------------------------
   Proceeds from shares sold - Class C ......................................         1,148,971               935,985
   Reinvestment of distributions - Class C ..................................            18,511                40,324
   Cost of shares redeemed - Class C ........................................          (440,415)           (3,107,146)
                                                                                -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class C ............................................           727,067            (2,130,837)
                                                                                -------------------------------------
   Proceeds from shares sold - Administrator Class ..........................                NA                    NA
   Reinvestment of distributions - Administrator Class ......................                NA                    NA
   Cost of shares redeemed - Administrator Class ............................                NA                    NA
                                                                                -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Administrator Class ................................                NA                    NA
                                                                                -------------------------------------
   Proceeds from shares sold - Advisor Class ................................                NA                    NA
   Reinvestment of distributions - Advisor Class ............................                NA                    NA
   Cost of shares redeemed - Advisor Class ..................................                NA                    NA
                                                                                -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Advisor Class ......................................                NA                    NA
                                                                                -------------------------------------
   Proceeds from shares sold - Institutional Class ..........................                NA                    NA
   Reinvestment of distributions - Institutional Class ......................                NA                    NA
   Cost of shares redeemed - Institutional Class ............................                NA                    NA
                                                                                -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Institutional Class ................................                NA                    NA
                                                                                -------------------------------------
   Proceeds from shares sold - Investor Class ...............................       117,243,226           249,480,146
   Reinvestment of distributions - Investor Class ...........................         9,402,861            19,371,710
   Cost of shares redeemed - Investor Class .................................      (125,877,407)         (231,845,695)
                                                                                -------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Investor Class .....................................           768,680            37,006,161
                                                                                -------------------------------------
Net increase (decrease) in net assets resulting from capital
  share transaction - Total .................................................         1,495,747            34,875,324
                                                                                -------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................         4,614,910            35,070,295
                                                                                =====================================
ENDING NET ASSETS ...........................................................     $ 682,093,151         $ 677,478,241
                                                                                =====================================

                                                                                ULTRA SHORT-TERM MUNICIPAL INCOME FUND
                                                                                --------------------------------------
                                                                                     For the
                                                                                 Six Months Ended           For the
                                                                                December 31, 2007         Year Ended
                                                                                   (Unaudited)           June 30, 2007
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .....................................................     $ 430,678,789         $ 524,404,370

OPERATIONS
   Net investment income (loss) .............................................         8,807,433            17,005,819
   Net realized gain (loss) on investments ..................................         2,585,871                69,499
   Net change in unrealized appreciation (depreciation) of investments ......       (1,599,268)              (200,204)
                                                                                --------------------------------------
Net increase (decrease) in net assets resulting from operations .............         9,794,036           (17,275,522)
                                                                                --------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ...............................................................                NA                    NA
      Class B ...............................................................                NA                    NA
      Class C ...............................................................                NA                    NA
      Administrator Class ...................................................                NA                    NA
      Advisor Class .........................................................          (217,239)             (416,466)
      Institutional Class ...................................................        (1,815,498)           (3,277,354)
      Investor Class ........................................................        (7,156,928)          (13,304,809)
   Net realized gain on sales of investments
      Class A ...............................................................                NA                    NA
      Class B ...............................................................                NA                    NA
      Class C ...............................................................                NA                    NA
      Administrator Class ...................................................                NA                    NA
      Investor Class ........................................................                 0                    NA
                                                                                --------------------------------------
Total distributions to shareholders .........................................        (9,189,665)          (16,998,629)
                                                                                --------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ......................................                NA                    NA
   Reinvestment of distributions - Class A ..................................                NA                    NA
   Cost of shares redeemed - Class A ........................................                NA                    NA
                                                                                --------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class A ............................................                NA                    NA
                                                                                --------------------------------------
   Proceeds from shares sold - Class B ......................................                NA                    NA
   Reinvestment of distributions - Class B ..................................                NA                    NA
   Cost of shares redeemed - Class B ........................................                NA                    NA
                                                                                --------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class B ............................................                NA                    NA
                                                                                --------------------------------------
   Proceeds from shares sold - Class C ......................................                NA                    NA
   Reinvestment of distributions - Class C ..................................                NA                    NA
   Cost of shares redeemed - Class C ........................................                NA                    NA
                                                                                --------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction -  Class C ...........................................                NA                    NA
                                                                                --------------------------------------
   Proceeds from shares sold - Administrator Class ..........................                NA                    NA
   Reinvestment of distributions - Administrator Class ......................                NA                    NA
   Cost of shares redeemed - Administrator Class ............................                NA                    NA
                                                                                --------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction -  Administrator Class ...............................                NA                    NA
                                                                                --------------------------------------
   Proceeds from shares sold - Advisor Class ................................         3,174,631             7,090,299
   Reinvestment of distributions - Advisor Class ............................           165,233               389,777
   Cost of shares redeemed - Advisor Class ..................................        (1,759,483)          (11,133,164)
                                                                                --------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Advisor Class ......................................         1,580,381           (3,653,088)
                                                                                --------------------------------------
   Proceeds from shares sold - Institutional Class ..........................         2,583,449            11,677,795
   Reinvestment of distributions - Institutional Class ......................         1,496,392             3,115,259
   Cost of shares redeemed - Institutional Class ............................        (4,806,674)          (26,122,166)
                                                                                --------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction -  Institutional Class ...............................          (726,833)          (11,329,112)
                                                                                --------------------------------------
   Proceeds from shares sold - Investor Class ...............................        86,163,132           156,034,998
   Reinvestment of distributions - Investor Class ...........................         5,267,408            11,672,263
   Cost of shares redeemed - Investor Class .................................       (77,417,907)         (246,727,535)
                                                                                --------------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Investor Class .....................................        14,012,633           (79,020,274)
                                                                                --------------------------------------
Net increase (decrease) in net assets resulting from capital
 share transaction - Total ..................................................        14,866,181           (94,002,474)
                                                                                --------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................        15,470,552           (93,725,581)
                                                                                ======================================
ENDING NET ASSETS ...........................................................     $ 446,149,341         $ 430,678,789
                                                                                ======================================

66 Wells Fargo Advantage Municipal Income Funds

                                             Statements of Changes in Net Assets


                                                                                                      INTERMEDIATE TAX-FREE FUND
                                                                                                  ---------------------------------
                                                                                                       For the
                                                                                                  Six Months Ended       For the
                                                                                                  December 31, 2007    Year Ended
                                                                                                     (Unaudited)      June 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ......................................................................          623,862                NA
   Shares issued in reinvestment of distributions - Class A ...................................              815                NA
   Shares redeemed - Class A ..................................................................          (41,621)               NA
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Class A ....................................          583,056                NA
                                                                                                    ------------------------------
   Shares sold - Class B ......................................................................               NA                NA
   Shares issued in reinvestment of distributions - Class B ...................................               NA                NA
   Shares redeemed - Class B ..................................................................               NA                NA
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Class B ....................................               NA                NA
                                                                                                    ------------------------------
   Shares sold - Class C ......................................................................           85,137                NA
   Shares issued in reinvestment of distributions - Class C ...................................              334                NA
   Shares redeemed - Class C ..................................................................               (3)               NA
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Class C ....................................           85,468                NA
                                                                                                    ------------------------------
   Shares sold - Administrator Class ..........................................................               NA                NA
   Shares issued in reinvestment of distributions - Administrator Class .......................               NA                NA
   Shares redeemed - Administrator Class ......................................................               NA                NA
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ........................               NA                NA
                                                                                                    ------------------------------
   Shares-sold - Advisor Class ................................................................               NA                NA
   Shares issued in reinvestment of distributions - Advisor Class .............................               NA                NA
   Shares redeemed - Advisor Class ............................................................               NA                NA
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Advisor Class ..............................               NA                NA
                                                                                                    ------------------------------
   Shares sold - Institutional Class ..........................................................               NA                NA
   Shares issued in reinvestment of distributions - Institutional Class .......................               NA                NA
   Shares redeemed - Institutional Class ......................................................               NA                NA
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ........................               NA                NA
                                                                                                    ------------------------------
   Shares sold - Investor Class ...............................................................       13,016,751        24,912,311
   Shares issued in reinvestment of distributions - Investor Class ............................          574,703           606,893
   Shares redeemed - Investor Class ...........................................................       (4,276,072)       (4,562,350)
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Investor Class .............................        9,315,382        20,956,854
                                                                                                    ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .......        9,983,906        20,956,854
                                                                                                    ==============================

Ending balance of undistributed net investment income (loss) ..................................     $    (43,996)     $     (2,350)
                                                                                                    ------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                 Wells Fargo Advantage Municipal Income Funds 67


                                                                                                         MUNICIPAL BOND FUND
                                                                                                  ---------------------------------
                                                                                                      For the
                                                                                                  Six Months Ended      For the
                                                                                                  December 31, 2007    Year Ended
                                                                                                     (Unaudited)      June 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ......................................................................          543,006           461,742
   Shares issued in reinvestment of distributions - Class A ...................................          181,471           449,210
   Shares redeemed - Class A ..................................................................       (1,056,797)       (1,822,871)
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Class A ....................................         (332,320)         (911,919)
                                                                                                    ------------------------------
   Shares sold - Class B ......................................................................           19,387            19,480
   Shares issued in reinvestment of distributions - Class B ...................................            9,563            30,420
   Shares redeemed - Class B ..................................................................         (159,723)         (453,674)
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Class B ....................................         (130,773)         (403,774)
                                                                                                    ------------------------------
   Shares sold - Class C ......................................................................           14,286            28,936
   Shares issued in reinvestment of distributions - Class C ...................................            1,683             4,020
   Shares redeemed - Class C ..................................................................          (35,055)          (14,487)
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Class C ....................................          (19,086)           18,469
                                                                                                    ------------------------------
   Shares sold - Administrator Class ..........................................................          143,558           129,924
   Shares issued in reinvestment of distributions - Administrator Class .......................           22,727            59,313
   Shares redeemed - Administrator Class ......................................................         (177,119)         (226,754)
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ........................          (10,834)          (37,517)
                                                                                                    ------------------------------
   Shares-sold - Advisor Class ................................................................               NA                NA
   Shares issued in reinvestment of distributions - Advisor Class .............................               NA                NA
   Shares redeemed - Advisor Class ............................................................               NA                NA
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Advisor Class ..............................               NA                NA
                                                                                                    ------------------------------
   Shares sold - Institutional Class ..........................................................               NA                NA
   Shares issued in reinvestment of distributions - Institutional Class .......................               NA                NA
   Shares redeemed - Institutional Class ......................................................               NA                NA
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ........................               NA                NA
                                                                                                    ------------------------------
   Shares sold - Investor Class ...............................................................        4,194,596         8,274,011
   Shares issued in reinvestment of distributions - Investor Class ............................          382,832           783,203
   Shares redeemed - Investor Class ...........................................................       (4,324,425)       (4,152,010)
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Investor Class .............................          253,003         4,905,204
                                                                                                    ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .......         (240,010)        3,570,463
                                                                                                    ==============================

Ending balance of undistributed net investment income (loss) ..................................     $    (57,589)     $    (12,493)
                                                                                                    ------------------------------

                                                                                                    SHORT-TERM MUNICIPAL BOND FUND
                                                                                                  ---------------------------------
                                                                                                       For the
                                                                                                  Six Months Ended       For the
                                                                                                  December 31, 2007    Year Ended
                                                                                                     (Unaudited)      June 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ......................................................................               NA                NA
   Shares issued in reinvestment of distributions - Class A ...................................               NA                NA
   Shares redeemed - Class A ..................................................................               NA                NA
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Class A ....................................               NA                NA
                                                                                                    ------------------------------
   Shares sold - Class B ......................................................................               NA                NA
   Shares issued in reinvestment of distributions - Class B ...................................               NA                NA
   Shares redeemed - Class B ..................................................................               NA                NA
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Class B ....................................               NA                NA
                                                                                                    ------------------------------
   Shares sold - Class C ......................................................................          117,794            95,757
   Shares issued in reinvestment of distributions - Class C ...................................            1,897             4,125
   Shares redeemed - Class C ..................................................................          (45,148)         (317,733)
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Class C ....................................           74,543          (217,851)
                                                                                                    ------------------------------
   Shares sold - Administrator Class ..........................................................               NA                NA
   Shares issued in reinvestment of distributions - Administrator Class .......................               NA                NA
   Shares redeemed - Administrator Class ......................................................               NA                NA
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ........................               NA                NA
                                                                                                    ------------------------------
   Shares-sold - Advisor Class ................................................................               NA                NA
   Shares issued in reinvestment of distributions - Advisor Class .............................               NA                NA
   Shares redeemed - Advisor Class ............................................................               NA                NA
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Advisor Class ..............................               NA                NA
                                                                                                    ------------------------------
   Shares sold - Institutional Class ..........................................................               NA                NA
   Shares issued in reinvestment of distributions - Institutional Class .......................               NA                NA
   Shares redeemed - Institutional Class ......................................................               NA                NA
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ........................               NA                NA
                                                                                                    ------------------------------
   Shares sold - Investor Class ...............................................................       12,007,956        25,498,286
   Shares issued in reinvestment of distributions - Investor Class ............................          962,591         1,980,015
   Shares redeemed - Investor Class ...........................................................      (12,895,742)      (23,700,866)
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Investor Class .............................           74,805         3,777,435
                                                                                                    ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .......          149,348         3,559,584
                                                                                                    ==============================

Ending balance of undistributed net investment income (loss) ..................................     $   (131,047)     $    (25,628)
                                                                                                    ------------------------------

                                                                                              ULTRA SHORT-TERM MUNICIPAL INCOME FUND
                                                                                              --------------------------------------
                                                                                                       For the
                                                                                                   Six Months Ended      For the
                                                                                                   December 31, 2007    Year Ended
                                                                                                      (Unaudited)     June 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ......................................................................               NA                NA
   Shares issued in reinvestment of distributions - Class A ...................................               NA                NA
   Shares redeemed - Class A ..................................................................               NA                NA
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Class A ....................................               NA                NA
                                                                                                    ------------------------------
   Shares sold - Class B ......................................................................               NA                NA
   Shares issued in reinvestment of distributions - Class B ...................................               NA                NA
   Shares redeemed - Class B ..................................................................               NA                NA
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Class B ....................................               NA                NA
                                                                                                    ------------------------------
   Shares sold - Class C ......................................................................               NA                NA
   Shares issued in reinvestment of distributions - Class C ...................................               NA                NA
   Shares redeemed - Class C ..................................................................               NA                NA
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Class C ....................................               NA                NA
                                                                                                    ------------------------------
   Shares sold - Administrator Class ..........................................................               NA                NA
   Shares issued in reinvestment of distributions - Administrator Class .......................               NA                NA
   Shares redeemed - Administrator Class ......................................................               NA                NA
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ........................               NA                NA
                                                                                                    ------------------------------
   Shares-sold - Advisor Class ................................................................          666,370         1,486,325
   Shares issued in reinvestment of distributions - Advisor Class .............................           34,681            81,682
   Shares redeemed - Advisor Class ............................................................         (369,673)       (2,333,366)
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Advisor Class ..............................          331,378          (765,359)
                                                                                                    ------------------------------
   Shares sold - Institutional Class ..........................................................          542,416         2,448,364
   Shares issued in reinvestment of distributions - Institutional Class .......................          314,096           653,103
   Shares redeemed - Institutional Class ......................................................       (1,009,506)       (5,476,236)
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ........................         (152,994)       (2,374,769)
                                                                                                    ------------------------------
   Shares sold - Investor Class ...............................................................       18,074,493        32,699,962
   Shares issued in reinvestment of distributions - Investor Class ............................        1,105,143         2,445,731
   Shares redeemed - Investor Class ...........................................................      (16,246,907)      (51,700,641)
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Investor Class .............................        2,932,729       (16,554,948)
                                                                                                    ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .......        3,111,113       (19,695,076)
                                                                                                    ==============================

Ending balance of undistributed net investment income (loss) ..................................     $   (367,550)     $     14,682
                                                                                                    ------------------------------

68 Wells Fargo Advantage Municipal Income Funds

                                             Statements of Changes in Net Assets


                                                                                                   WISCONSIN TAX-FREE FUND
                                                                                              ----------------------------------
                                                                                                   For the
                                                                                               Six Months Ended      For the
                                                                                              December 31, 2007     Year Ended
                                                                                                 (Unaudited)      June 30, 2007
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ......................................................................   $ 72,475,071     $  62,319,762

OPERATIONS
   Net investment income (loss) ..............................................................      1,346,326         2,398,753
   Net realized gain (loss) on investments ...................................................        239,506            90,428
   Net change in unrealized appreciation (depreciation) of investments .......................        524,404           435,389
                                                                                                 ------------------------------
Net increase (decrease) in net assets resulting from operations ..............................      2,110,236         2,924,570
                                                                                                 ------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class C ................................................................................        (52,618)         (100,135)
      Investor Class .........................................................................     (1,293,708)       (2,298,619)
   Net realized gain on sales of investments
      Class C ................................................................................         (7,416)          (16,021)
      Investor Class .........................................................................       (150,584)         (297,015)
                                                                                                 ------------------------------
Total distributions to shareholders ..........................................................     (1,504,326)       (2,711,790)
                                                                                                 ------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class C .......................................................        529,805         1,814,715
   Reinvestment of distributions - Class C ...................................................         46,782           113,231
   Cost of shares redeemed - Class C .........................................................       (531,757)       (1,555,260)
                                                                                                 ------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class C ..         44,830           372,686
                                                                                                 ------------------------------
   Proceeds from shares sold - Investor Class ................................................     11,830,969        20,641,870
   Reinvestment of distributions - Investor Class ............................................      1,029,355         2,202,403
   Cost of shares redeemed - Investor Class ..................................................     (7,154,350)      (13,274,430)
                                                                                                 ------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Investor Class .........................................................................      5,705,974         9,569,843
                                                                                                 ------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total .......      5,750,804         9,942,529
                                                                                                 ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ........................................................      6,356,714        10,155,309
                                                                                                 ==============================
ENDING NET ASSETS ............................................................................   $ 78,831,785     $  72,475,071
                                                                                                 ==============================
SHARES ISSUED AND REDEEMED
   Shares sold - Class C .....................................................................         50,477           171,444
   Shares issued in reinvestment of distributions - Class C ..................................          4,450            10,704
   Shares redeemed - Class C .................................................................        (50,736)         (147,097)
                                                                                                 ------------------------------
   Net increase (decrease) in shares outstanding - Class C....................................          4,191            35,051
                                                                                                 ------------------------------
   Shares sold - Investor Class ..............................................................      1,125,869         1,954,080
   Shares issued in reinvestment of distributions - Investor Class ...........................         97,907           208,223
   Shares redeemed - Investor Class ..........................................................       (680,864)       (1,257,778)
                                                                                                 ------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ............................        542,912           904,525
                                                                                                 ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ......        547,103           939,576
                                                                                                 ------------------------------

Ending balance of undistributed net investment income (loss) .................................   $     (3,487)    $      (3,487)
                                                                                                 ==============================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

70 Wells Fargo Advantage Municipal Income Funds             Financial Highlights


                                                                     Beginning                    Net Realized    Distributions
                                                                     Net Asset        Net        and Unrealized      from Net
                                                                     Value Per     Investment      Gain (Loss)      Investment
                                                                       Share     Income (Loss)   on Investments       Income
-------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX - FREE FUND
-------------------------------------------------------------------------------------------------------------------------------
Class A
July 31, 2007 5 to December 31, 2007 (Unaudited) .................     $10.65         0.18            0.08            (0.18)

Class C
July 31, 2007 5 to December 31, 2007 (Unaudited) .................     $10.65         0.14            0.08            (0.14)

Investor Class
July 1, 2007 to December 31, 2007 (Unaudited) ....................     $10.60         0.21            0.12            (0.21)
July 1, 2006 to June 30, 2007 ....................................     $10.55         0.39            0.07            (0.39)
July 1, 2005 to June 30, 2006 ....................................     $10.81         0.37           (0.24)           (0.37)
November 1, 2004 to June 30, 2005 4 ..............................     $11.02         0.24            0.03            (0.24)
November 1, 2003 to October 31, 2004 .............................     $10.78         0.39            0.29            (0.39)
November 1, 2002 to October 31, 2003 .............................     $10.48         0.41            0.30            (0.41)
November 1, 2001 to October 31, 2002 .............................     $10.25         0.45            0.26            (0.45)

MUNICIPAL BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
Class A
July 1, 2007 to December 31, 2007 (Unaudited) ....................     $ 9.50         0.20           (0.04)           (0.20)
July 1, 2006 to June 30, 2007 ....................................     $ 9.41         0.40            0.11            (0.40)
July 1, 2005 to June 30, 2006 ....................................     $ 9.60         0.40           (0.19)           (0.40)
April 11, 2005 5 to June 30, 2005 ................................     $ 9.43         0.09            0.17            (0.09)

Class B
July 1, 2007 to December 31, 2007 (Unaudited) ....................     $ 9.50         0.17           (0.04)           (0.17)
July 1, 2006 to June 30, 2007 ....................................     $ 9.41         0.32            0.11            (0.32)
July 1, 2005 to June 30, 2006 ....................................     $ 9.60         0.33           (0.19)           (0.33)
April 11, 2005 5 to June 30, 2005 ................................     $ 9.43         0.08            0.17            (0.08)

Class C
July 1, 2007 to December 31, 2007 (Unaudited) ....................     $ 9.50         0.17           (0.05)           (0.17)
July 1, 2006 to June 30, 2007 ....................................     $ 9.41         0.32            0.11            (0.32)
July 1, 2005 to June 30, 2006 ....................................     $ 9.60         0.33           (0.19)           (0.33)
April 11, 2005 5 to June 30, 2005 ................................     $ 9.43         0.08            0.17            (0.08)

Administrator Class
July 1, 2007 to December 31, 2007 (Unaudited) ....................     $ 9.50         0.22           (0.05)           (0.22)
July 1, 2006 to June 30, 2007 ....................................     $ 9.41         0.43            0.11            (0.43)
July 1, 2005 to June 30, 2006 ....................................     $ 9.60         0.43           (0.19)           (0.43)
April 11, 2005 5 to June 30, 2005 ................................     $ 9.43         0.10            0.17            (0.10)

Investor Class
July 1, 2007 to December 31, 2007 (Unaudited) ....................     $ 9.50         0.21           (0.05)           (0.21)
July 1, 2006 to June 30, 2007 ....................................     $ 9.41         0.40            0.11            (0.40)
July 1, 2005 to June 30, 2006 ....................................     $ 9.60         0.40           (0.19)           (0.40)
November 1, 2004 to June 30, 2005 4 ..............................     $ 9.47         0.27            0.13            (0.27)
November 1, 2003 to October 31, 2004 .............................     $ 8.89         0.42            0.58            (0.42)
November 1, 2002 to October 31, 2003 .............................     $ 8.73         0.39            0.17            (0.40)
November 1, 2001 to October 31, 2002 .............................     $ 8.89         0.37           (0.16)           (0.37)

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

3 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

4     In 2005, the Fund changed its fiscal year-end from October 31 to June 30.

5     Commencement of operations.

6     Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial Highlights             Wells Fargo Advantage Municipal Income Funds 71


                                                                                        Ending
                                                                      Distributions   Net Asset
                                                                        from Net      Value Per
                                                                     Realized Gains     Share
-----------------------------------------------------------------------------------------------
INTERMEDIATE TAX - FREE FUND
-----------------------------------------------------------------------------------------------
Class A
July 31, 2007 5 to December 31, 2007 (Unaudited) .................       (0.02)         $10.71

Class C
July 31, 2007 5 to December 31, 2007 (Unaudited) .................       (0.02)         $10.71

Investor Class
July 1, 2007 to December 31, 2007 (Unaudited) ....................       (0.02)         $10.70
July 1, 2006 to June 30, 2007 ....................................       (0.02)         $10.60
July 1, 2005 to June 30, 2006 ....................................       (0.02)         $10.55
November 1, 2004 to June 30, 2005 4 ..............................       (0.24)         $10.81
November 1, 2003 to October 31, 2004 .............................       (0.05)         $11.02
November 1, 2002 to October 31, 2003 .............................        0.00          $10.78
November 1, 2001 to October 31, 2002 .............................       (0.03)         $10.48

MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------
Class A
July 1, 2007 to December 31, 2007 (Unaudited) ....................        0.00          $ 9.46
July 1, 2006 to June 30, 2007 ....................................       (0.02)         $ 9.50
July 1, 2005 to June 30, 2006 ....................................        0.00          $ 9.41
April 11, 2005 5 to June 30, 2005 ................................        0.00          $ 9.60

Class B
July 1, 2007 to December 31, 2007 (Unaudited) ....................        0.00          $ 9.46
July 1, 2006 to June 30, 2007 ....................................       (0.02)         $ 9.50
July 1, 2005 to June 30, 2006 ....................................        0.00          $ 9.41
April 11, 2005 5 to June 30, 2005 ................................        0.00          $ 9.60

Class C
July 1, 2007 to December 31, 2007 (Unaudited) ....................        0.00          $ 9.45
July 1, 2006 to June 30, 2007 ....................................       (0.02)         $ 9.50
July 1, 2005 to June 30, 2006 ....................................        0.00          $ 9.41
April 11, 2005 5 to June 30, 2005 ................................        0.00          $ 9.60

Administrator Class
July 1, 2007 to December 31, 2007 (Unaudited) ....................        0.00          $ 9.45
July 1, 2006 to June 30, 2007 ....................................       (0.02)         $ 9.50
July 1, 2005 to June 30, 2006 ....................................        0.00          $ 9.41
April 11, 2005 5 to June 30, 2005 ................................        0.00          $ 9.60

Investor Class
July 1, 2007 to December 31, 2007 (Unaudited) ....................        0.00          $ 9.45
July 1, 2006 to June 30, 2007 ....................................       (0.02)         $ 9.50
July 1, 2005 to June 30, 2006 ....................................        0.00          $ 9.41
November 1, 2004 to June 30, 2005 4 ..............................        0.00          $ 9.60
November 1, 2003 to October 31, 2004 .............................        0.00          $ 9.47
November 1, 2002 to October 31, 2003 .............................        0.00          $ 8.89
November 1, 2001 to October 31, 2002 .............................        0.00          $ 8.73

                                                                        Ratio to Average Net Assets (Annualized) 1
                                                                     ------------------------------------------------
                                                                     Net Investment     Gross     Expenses      Net
                                                                      Income (Loss)    Expenses    Waived    Expenses
---------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX - FREE FUND
---------------------------------------------------------------------------------------------------------------------
Class A
July 31, 2007 5 to December 31, 2007 (Unaudited) .................        4.03%           1.00%    (0.30)%     0.70%

Class C
July 31, 2007 5 to December 31, 2007 (Unaudited) .................        3.15%           1.84%    (0.39)%     1.45%
Investor Class
July 1, 2007 to December 31, 2007 (Unaudited) ....................        3.94%           1.20%    (0.45)%     0.75%
July 1, 2006 to June 30, 2007 ....................................        3.66%           1.23%    (0.48)%     0.75%
July 1, 2005 to June 30, 2006 ....................................        3.53%           1.32%    (0.57)%     0.75%
November 1, 2004 to June 30, 2005 4 ..............................        3.32%           1.21%    (0.62)%     0.59%
November 1, 2003 to October 31, 2004 .............................        3.60%           1.15%    (0.66)%     0.49%
November 1, 2002 to October 31, 2003 .............................        3.76%           1.16%    (0.73)%     0.43%
November 1, 2001 to October 31, 2002 .............................        4.20%           1.43%    (1.36)%     0.07%

MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------------------------------
Class A
July 1, 2007 to December 31, 2007 (Unaudited) ....................        4.24%           1.05%    (0.20)%     0.85%
July 1, 2006 to June 30, 2007 ....................................        4.11%           1.07%    (0.22)%     0.85%
July 1, 2005 to June 30, 2006 ....................................        4.20%           1.08%    (0.23)%     0.85%
April 11, 2005 5 to June 30, 2005 ................................        4.48%           1.08%    (0.23)%     0.85%

Class B
July 1, 2007 to December 31, 2007 (Unaudited) ....................        3.49%           1.79%    (0.20)%     1.59%
July 1, 2006 to June 30, 2007 ....................................        3.36%           1.82%    (0.22)%     1.60%
July 1, 2005 to June 30, 2006 ....................................        3.44%           1.83%    (0.22)%     1.61%
April 11, 2005 5 to June 30, 2005 ................................        3.74%           1.83%    (0.23)%     1.60%

Class C
July 1, 2007 to December 31, 2007 (Unaudited) ....................        3.49%           1.78%    (0.18)%     1.60%
July 1, 2006 to June 30, 2007 ....................................        3.36%           1.82%    (0.22)%     1.60%
July 1, 2005 to June 30, 2006 ....................................        3.45%           1.84%    (0.23)%     1.61%
April 11, 2005 5 to June 30, 2005 ................................        3.73%           1.83%    (0.23)%     1.60%

Administrator Class
July 1, 2007 to December 31, 2007 (Unaudited) ....................        4.58%           0.87%    (0.35)%     0.52%
July 1, 2006 to June 30, 2007 ....................................        4.48%           0.89%    (0.41)%     0.48%
July 1, 2005 to June 30, 2006 ....................................        4.57%           0.90%    (0.42)%     0.48%
April 11, 2005 5 to June 30, 2005 ................................        4.87%           0.90%    (0.44)%     0.46%

Investor Class
July 1, 2007 to December 31, 2007 (Unaudited) ....................        4.30%           1.19%    (0.39)%     0.80%
July 1, 2006 to June 30, 2007 ....................................        4.16%           1.24%    (0.44)%     0.80%
July 1, 2005 to June 30, 2006 ....................................        4.25%           1.25%    (0.45)%     0.80%
November 1, 2004 to June 30, 2005 4 ..............................        4.32%           0.98%    (0.18)%     0.80%
November 1, 2003 to October 31, 2004 .............................        4.72%           0.84%    (0.03)%     0.81%
November 1, 2002 to October 31, 2003 .............................        4.40%           0.81%     0.00%      0.81%
November 1, 2001 to October 31, 2002 .............................        4.23%           1.08%     0.00%      1.08%


                                                                                Portfolio    Net Assets at
                                                                       Total     Turnover    End of Period
                                                                     Return 2     Rate 3    (000's omitted)
-----------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX - FREE FUND
-----------------------------------------------------------------------------------------------------------
Class A
July 31, 2007 5 to December 31, 2007 (Unaudited) .................     3.25%        49%        $   6,244

Class C
July 31, 2007 5 to December 31, 2007 (Unaudited) .................     2.86%        49%        $     915

Investor Class
July 1, 2007 to December 31, 2007 (Unaudited) ....................     3.16%        49%        $ 416,026
July 1, 2006 to June 30, 2007 ....................................     4.41%        78%        $ 313,361
July 1, 2005 to June 30, 2006 ....................................     1.22%       102%        $  90,623
November 1, 2004 to June 30, 2005 4 ..............................     2.56%        57%        $  71,870
November 1, 2003 to October 31, 2004 .............................     6.44%        95%        $  41,936
November 1, 2002 to October 31, 2003 .............................     6.84%       190%        $  50,890
November 1, 2001 to October 31, 2002 .............................     7.10%       225%        $  33,654

MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------
Class A
July 1, 2007 to December 31, 2007 (Unaudited) ....................     1.74%        95%        $ 123,693
July 1, 2006 to June 30, 2007 ....................................     5.38%       107%        $ 127,411
July 1, 2005 to June 30, 2006 ....................................     2.20%       136%        $ 134,850
April 11, 2005 5 to June 30, 2005 ................................     2.82%        68%        $ 141,868

Class B
July 1, 2007 to December 31, 2007 (Unaudited) ....................     1.36%        95%        $   7,366
July 1, 2006 to June 30, 2007 ....................................     4.59%       107%        $   8,642
July 1, 2005 to June 30, 2006 ....................................     1.43%       136%        $  12,366
April 11, 2005 5 to June 30, 2005 ................................     2.65%        68%        $  22,680

Class C
July 1, 2007 to December 31, 2007 (Unaudited) ....................     1.25%        95%        $   1,956
July 1, 2006 to June 30, 2007 ....................................     4.59%       107%        $   2,146
July 1, 2005 to June 30, 2006 ....................................     1.43%       136%        $   1,953
April 11, 2005 5 to June 30, 2005 ................................     2.65%        68%        $   1,966

Administrator Class
July 1, 2007 to December 31, 2007 (Unaudited) ....................     1.80%        95%        $  15,751
July 1, 2006 to June 30, 2007 ....................................     5.77%       107%        $  15,926
July 1, 2005 to June 30, 2006 ....................................     2.57%       136%        $  16,136
April 11, 2005 5 to June 30, 2005 ................................     2.90%        68%        $  17,821

Investor Class
July 1, 2007 to December 31, 2007 (Unaudited) ....................     1.66%        95%        $ 249,961
July 1, 2006 to June 30, 2007 ....................................     5.43%       107%        $ 248,692
July 1, 2005 to June 30, 2006 ....................................     2.25%       136%        $ 200,297
November 1, 2004 to June 30, 2005 4 ..............................     4.31%        68%        $ 201,608
November 1, 2003 to October 31, 2004 .............................    11.52%       100%        $ 185,717
November 1, 2002 to October 31, 2003 .............................     6.52%       121%        $ 209,152
November 1, 2001 to October 31, 2002 .............................     2.44%        95%        $ 243,289

72 Wells Fargo Advantage Municipal Income Funds             Financial Highlights


                                                            Beginning                    Net Realized    Distributions
                                                            Net Asset        Net        and Unrealized      from Net
                                                            Value Per     Investment      Gain (Loss)      Investment
                                                              Share     Income (Loss)   on Investments       Income
----------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------

Class C
July 1, 2007 to December 31, 2007 (Unaudited) ...........     $ 9.73         0.15            0.05            (0.15)
July 1, 2006 to June 30, 2007 ...........................     $ 9.73         0.28            0.00            (0.28)
July 1, 2005 to June 30, 2006 ...........................     $ 9.82         0.24           (0.09)           (0.24)
November 1, 2004 to June 30, 2005 4 .....................     $ 9.84         0.13           (0.02)           (0.13)
November 1, 2003 to October 31, 2004 ....................     $ 9.83         0.19            0.01            (0.19)
January 31, 2003 5 to October 31, 2003 ..................     $ 9.79         0.16            0.04            (0.16)

Investor Class
July 1, 2007 to December 31, 2007 (Unaudited) ...........     $ 9.74         0.20            0.05            (0.20)
July 1, 2006 to June 30, 2007 ...........................     $ 9.74         0.36            0.00            (0.36)
July 1, 2005 to June 30, 2006 ...........................     $ 9.83         0.33           (0.09)           (0.33)
November 1, 2004 to June 30, 2005 4 .....................     $ 9.85         0.20           (0.02)           (0.20)
November 1, 2003 to October 31, 2004 ....................     $ 9.83         0.31            0.02            (0.31)
November 1, 2002 to October 31, 2003 ....................     $ 9.72         0.35            0.11            (0.35)
November 1, 2001 to October 31, 2002 ....................     $ 9.78         0.40           (0.06)           (0.40)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
----------------------------------------------------------------------------------------------------------------------

Advisor Class
July 1, 2007 to December 31, 2007 (Unaudited) ...........     $ 4.76         0.10            0.01            (0.10)
July 1, 2006 to June 30, 2007 ...........................     $ 4.76         0.17            0.00            (0.17)
July 1, 2005 to June 30, 2006 ...........................     $ 4.77         0.14           (0.01)           (0.14)
November 1, 2004 to June 30, 2005 4 .....................     $ 4.83         0.07           (0.06)           (0.07)
November 1, 2003 to October 31, 2004 ....................     $ 4.87         0.08           (0.04)           (0.08)
November 1, 2002 to October 31, 2003 ....................     $ 4.88         0.10           (0.01)           (0.10)
November 1, 2001 to October 31, 2002 ....................     $ 4.94         0.14           (0.06)           (0.14)

Institutional Class
July 1, 2007 to December 31, 2007 (Unaudited) ...........     $ 4.76         0.11            0.01            (0.11)
July 1, 2006 to June 30, 2007 ...........................     $ 4.76         0.19            0.00            (0.19)
July 1, 2005 to June 30, 2006 ...........................     $ 4.77         0.16           (0.01)           (0.16)
November 1, 2004 to June 30, 2005 4 .....................     $ 4.83         0.09           (0.06)           (0.09)
November 1, 2003 to October 31, 2004 ....................     $ 4.87         0.12           (0.04)           (0.12)
November 1, 2002 to October 31, 2003 ....................     $ 4.87         0.13            0.01            (0.14)
November 1, 2001 to October 31, 2002 ....................     $ 4.94         0.17           (0.07)           (0.17)

Investor Class
July 1, 2007 to December 31, 2007 (Unaudited) ...........     $ 4.76         0.09            0.02            (0.10)
July 1, 2006 to June 30, 2007 ...........................     $ 4.76         0.16            0.01            (0.17)
July 1, 2005 to June 30, 2006 ...........................     $ 4.77         0.14           (0.01)           (0.14)
November 1, 2004 to June 30, 2005 4 .....................     $ 4.83         0.08           (0.06)           (0.08)
November 1, 2003 to October 31, 2004 ....................     $ 4.87         0.10           (0.04)           (0.10)
November 1, 2002 to October 31, 2003 ....................     $ 4.88         0.12            0.00            (0.13)
November 1, 2001 to October 31, 2002 ....................     $ 4.94         0.15           (0.06)           (0.15)

WISCONSIN TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------

Class C
July 1, 2007 to December 31, 2007 (Unaudited) ...........     $10.44         0.15            0.10            (0.15)
July 1, 2006 to June 30, 2007 ...........................     $10.38         0.30            0.11            (0.30)
July 1, 2005 to June 30, 2006 ...........................     $10.70         0.30           (0.29)           (0.30)
November 1, 2004 to June 30, 2005 4 .....................     $10.80         0.21            0.06            (0.21)
November 1, 2003 to October 31, 2004 ....................     $10.69         0.32            0.16            (0.32)
December 26, 2002 5 to October 31, 2003 .................     $10.60         0.26            0.09            (0.26)

Investor Class
July 1, 2007 to December 31, 2007 (Unaudited) ...........     $10.44         0.19            0.10            (0.19)
July 1, 2006 to June 30, 2007 ...........................     $10.38         0.38            0.11            (0.38)
July 1, 2005 to June 30, 2006 ...........................     $10.70         0.38           (0.29)           (0.38)
November 1, 2004 to June 30, 2005 4 .....................     $10.80         0.28            0.06            (0.28)
November 1, 2003 to October 31, 2004 ....................     $10.69         0.44            0.16            (0.44)
November 1, 2002 to October 31, 2003 ....................     $10.56         0.44            0.13            (0.44)
November 1, 2001 to October 31, 2002 ....................     $10.36         0.48            0.21            (0.48)

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights             Wells Fargo Advantage Municipal Income Funds 73


                                                                         Ending       Ratio to Average Net Assets (Annualized) 1
                                                       Distributions   Net Asset   -----------------------------------------------
                                                         from Net      Value Per   Net Investment     Gross    Expenses      Net
                                                      Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses
----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------------------

Class C
July 1, 2007 to December 31, 2007 (Unaudited) .....        0.00          $ 9.78         3.10%         1.74%     (0.19)%     1.55%
July 1, 2006 to June 30, 2007 .....................        0.00          $ 9.73         2.81%         1.73%     (0.18)%     1.55%
July 1, 2005 to June 30, 2006 .....................        0.00          $ 9.73         2.46%         1.74%     (0.16)%     1.58%
November 1, 2004 to June 30, 2005 4 ...............        0.00 6        $ 9.82         1.98%         1.78%     (0.05)%     1.73%
November 1, 2003 to October 31, 2004 ..............        0.00          $ 9.84         1.96%         1.82%     (0.03)%     1.79%
January 31, 2003 5 to October 31, 2003 ............        0.00          $ 9.83         2.05%         1.91%     (0.03)%     1.88%

Investor Class
July 1, 2007 to December 31, 2007 (Unaudited) .....        0.00          $ 9.79         3.99%         1.13%     (0.47)%     0.66%
July 1, 2006 to June 30, 2007 .....................        0.00          $ 9.74         3.70%         1.15%     (0.49)%     0.66%
July 1, 2005 to June 30, 2006 .....................        0.00          $ 9.74         3.40%         1.15%     (0.49)%     0.66%
November 1, 2004 to June 30, 2005 4 ...............        0.00 6        $ 9.83         3.07%         0.87%     (0.21)%     0.66%
November 1, 2003 to October 31, 2004 ..............        0.00          $ 9.85         3.12%         0.69%     (0.03)%     0.66%
November 1, 2002 to October 31, 2003 ..............        0.00          $ 9.83         3.57%         0.64%      0.00%      0.64%
November 1, 2001 to October 31, 2002 ..............        0.00          $ 9.72         4.07%         0.61%      0.00%      0.61%

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------

Advisor Class
July 1, 2007 to December 31, 2007 (Unaudited) .....        0.00          $ 4.77         4.00%         1.10%     (0.38)%     0.72%
July 1, 2006 to June 30, 2007 .....................        0.00          $ 4.76         3.52%         1.06%     (0.34)%     0.72%
July 1, 2005 to June 30, 2006 .....................        0.00          $ 4.76         2.98%         1.05%     (0.29)%     0.76%
November 1, 2004 to June 30, 2005 4 ...............        0.00          $ 4.77         2.23%         1.14%     (0.10)%     1.04%
November 1, 2003 to October 31, 2004 ..............        0.00          $ 4.83         1.72%         1.17%     (0.05)%     1.12%
November 1, 2002 to October 31, 2003 ..............        0.00          $ 4.87         1.90%         1.11%      0.00%      1.11%
November 1, 2001 to October 31, 2002 ..............        0.00          $ 4.88         2.71%         1.11%      0.00%      1.11%

Institutional Class
July 1, 2007 to December 31, 2007 (Unaudited) .....        0.00          $ 4.77         4.35%         0.65%     (0.28)%     0.37%
July 1, 2006 to June 30, 2007 .....................        0.00          $ 4.76         3.87%         0.61%     (0.24)%     0.37%
July 1, 2005 to June 30, 2006 .....................        0.00          $ 4.76         3.37%         0.59%     (0.22)%     0.37%
November 1, 2004 to June 30, 2005 4 ...............        0.00          $ 4.77         2.86%         0.47%     (0.06)%     0.41%
November 1, 2003 to October 31, 2004 ..............        0.00          $ 4.83         2.45%         0.40%     (0.02)%     0.38%
November 1, 2002 to October 31, 2003 ..............        0.00          $ 4.87         2.69%         0.37%      0.00%      0.37%
November 1, 2001 to October 31, 2002 ..............        0.00          $ 4.87         3.45%         0.36%      0.00%      0.36%

Investor Class
July 1, 2007 to December 31, 2007 (Unaudited) .....        0.00          $ 4.77         4.00%         1.25%     (0.53)%     0.72%
July 1, 2006 to June 30, 2007 .....................        0.00          $ 4.76         3.52%         1.23%     (0.51)%     0.72%
July 1, 2005 to June 30, 2006 .....................        0.00          $ 4.76         3.02%         1.22%     (0.50)%     0.72%
November 1, 2004 to June 30, 2005 4 ...............        0.00          $ 4.77         2.53%         0.90%     (0.14)%     0.76%
November 1, 2003 to October 31, 2004 ..............        0.00          $ 4.83         2.11%         0.75%     (0.02)%     0.73%
November 1, 2002 to October 31, 2003 ..............        0.00          $ 4.87         2.39%         0.70%      0.00%      0.70%
November 1, 2001 to October 31, 2002 ..............        0.00          $ 4.88         3.12%         0.69%      0.00%      0.69%

WISCONSIN TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------------------

Class C
July 1, 2007 to December 31, 2007 (Unaudited) .....       (0.02)         $10.52         2.85%         1.83%     (0.34)%     1.49%
July 1, 2006 to June 30, 2007 .....................       (0.05)         $10.44         2.87%         1.88%     (0.39)%     1.49%
July 1, 2005 to June 30, 2006 .....................       (0.03)         $10.38         2.86%         2.00%     (0.50)%     1.50%
November 1, 2004 to June 30, 2005 4 ...............       (0.16)         $10.70         2.97%         2.07%     (0.58)%     1.49%
November 1, 2003 to October 31, 2004 ..............       (0.05)         $10.80         3.00%         2.10%     (0.60)%     1.50%
December 26, 2002 5 to October 31, 2003 ...........        0.00          $10.69         2.71%         2.08%     (0.58)%     1.50%

Investor Class
July 1, 2007 to December 31, 2007 (Unaudited) .....       (0.02)         $10.52         3.59%         1.24%     (0.49)%     0.75%
July 1, 2006 to June 30, 2007 .....................       (0.05)         $10.44         3.61%         1.30%     (0.55)%     0.75%
July 1, 2005 to June 30, 2006 .....................       (0.03)         $10.38         3.62%         1.41%     (0.66)%     0.75%
November 1, 2004 to June 30, 2005 4 ...............       (0.16)         $10.70         3.96%         1.22%     (0.71)%     0.51%
November 1, 2003 to October 31, 2004 ..............       (0.05)         $10.80         4.09%         1.17%     (0.77)%     0.40%
November 1, 2002 to October 31, 2003 ..............        0.00          $10.69         4.08%         1.13%     (0.82)%     0.31%
November 1, 2001 to October 31, 2002 ..............       (0.01)         $10.56         4.54%         1.14%     (1.09)%     0.05%

                                                                 Portfolio    Net Assets at
                                                        Total     Turnover    End of Period
                                                      Return 2     Rate 3    (000's omitted)
--------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------

Class C
July 1, 2007 to December 31, 2007 (Unaudited) .....     2.11%        55%       $     3,589
July 1, 2006 to June 30, 2007 .....................     2.85%       126%       $     2,847
July 1, 2005 to June 30, 2006 .....................     1.57%       129%       $     4,965
November 1, 2004 to June 30, 2005 4 ...............     1.16%        75%       $     8,228
November 1, 2003 to October 31, 2004 ..............     2.08%        69%       $     6,982
January 31, 2003 5 to October 31, 2003 ............     2.10%        84%       $     2,869

Investor Class
July 1, 2007 to December 31, 2007 (Unaudited) .....     2.57%        55%       $   678,504
July 1, 2006 to June 30, 2007 .....................     3.76%       126%       $   674,631
July 1, 2005 to June 30, 2006 .....................     2.49%       129%       $   637,443
November 1, 2004 to June 30, 2005 4 ...............     1.87%        75%       $   657,403
November 1, 2003 to October 31, 2004 ..............     3.37%        69%       $   484,450
November 1, 2002 to October 31, 2003 ..............     4.82%        84%       $   644,324
November 1, 2001 to October 31, 2002 ..............     3.52%        68%       $   592,996

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------------------

Advisor Class
July 1, 2007 to December 31, 2007 (Unaudited) .....     2.34%        81%       $    11,264
July 1, 2006 to June 30, 2007 .....................     3.59%       123%       $     9,670
July 1, 2005 to June 30, 2006 .....................     2.81%       128%       $    13,317
November 1, 2004 to June 30, 2005 4 ...............     0.27%        47%       $    19,540
November 1, 2003 to October 31, 2004 ..............     0.90%        72%       $    39,623
November 1, 2002 to October 31, 2003 ..............     1.96%       128%       $    69,527
November 1, 2001 to October 31, 2002 ..............     1.57%        76%       $    28,006

Institutional Class
July 1, 2007 to December 31, 2007 (Unaudited) .....     2.52%        81%       $    79,716
July 1, 2006 to June 30, 2007 .....................     3.95%       123%       $    80,326
July 1, 2005 to June 30, 2006 .....................     3.20%       128%       $    91,622
November 1, 2004 to June 30, 2005 4 ...............     0.67%        47%       $   144,860
November 1, 2003 to October 31, 2004 ..............     1.65%        72%       $   289,641
November 1, 2002 to October 31, 2003 ..............     2.94%       128%       $   577,522
November 1, 2001 to October 31, 2002 ..............     2.13%        76%       $   360,335

Investor Class
July 1, 2007 to December 31, 2007 (Unaudited) .....     2.34%        81%       $   355,170
July 1, 2006 to June 30, 2007 .....................     3.59%       123%       $   340,682
July 1, 2005 to June 30, 2006 .....................     2.84%       128%       $   419,465
November 1, 2004 to June 30, 2005 4 ...............     0.44%        47%       $   556,121
November 1, 2003 to October 31, 2004 ..............     1.30%        72%       $   881,337
November 1, 2002 to October 31, 2003 ..............     2.38%       128%       $ 1,401,082
November 1, 2001 to October 31, 2002 ..............     1.99%        76%       $ 1,256,332

WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------------------

Class C
July 1, 2007 to December 31, 2007 (Unaudited) .....     2.43%        64%       $     3,805
July 1, 2006 to June 30, 2007 .....................     3.99%        51%       $     3,730
July 1, 2005 to June 30, 2006 .....................     0.07%       111%       $     3,346
November 1, 2004 to June 30, 2005 4 ...............     2.60%        24%       $     2,583
November 1, 2003 to October 31, 2004 ..............     4.54%        17%       $     2,380
December 26, 2002 5 to October 31, 2003 ...........     3.28%        54%       $     2,704

Investor Class
July 1, 2007 to December 31, 2007 (Unaudited) .....     2.81%        64%       $    75,027
July 1, 2006 to June 30, 2007 .....................     4.77%        51%       $    68,745
July 1, 2005 to June 30, 2006 .....................     0.82%       111%       $    58,974
November 1, 2004 to June 30, 2005 4 ...............     3.26%        24%       $    53,648
November 1, 2003 to October 31, 2004 ..............     5.69%        17%       $    48,109
November 1, 2002 to October 31, 2003 ..............     5.45%        54%       $    67,494
November 1, 2001 to October 31, 2002 ..............     6.80%        95%       $    65,477

74 Wells Fargo Advantage Municipal Income Funds    Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at December 31, 2007, was comprised of 113 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Intermediate Tax-Free Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, Ultra Short-Term Municipal Income Fund, and Wisconsin Tax-Free Fund. Each Fund is a diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Notes to Financial Statements    Wells Fargo Advantage Municipal Income Funds 75


Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 2007.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of December 31, 2007, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At June 30, 2007, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

--------------------------------------------------------------------------
                                               Expiration    Capital Loss
   FUND                                           Year      Carryforwards
--------------------------------------------------------------------------
   MUNICIPAL BOND FUND                            2008       $ 4,396,918
                                                  2010         2,807,759
   SHORT-TERM MUNICIPAL BOND FUND                 2008           146,332
                                                  2009         4,862,997
                                                  2010         1,445,980
                                                  2013         3,388,674
                                                  2015           464,118

76 Wells Fargo Advantage Municipal Income Funds    Notes to Financial Statements


--------------------------------------------------------------------------
                                               Expiration    Capital Loss
   FUND                                           Year      Carryforwards
--------------------------------------------------------------------------
   ULTRA SHORT-TERM MUNICIPAL INCOME FUND         2008         2,909,524
                                                  2010        41,943,778
                                                  2011         2,733,995
                                                  2014        25,349,055
                                                  2015         2,105,019

The Funds had deferred post-October losses occurring subsequent to June 30, 2007. For tax purposes, such losses were treated as having occurred on July 1, 2007. As of June 30, 2007, post-October losses were as follows:

-------------------------------------------------------------------------
                                                              Deferred
                                                            Post-October
   FUND                                                     Capital Loss
-------------------------------------------------------------------------
   INTERMEDIATE TAX-FREE FUND                                 $ 356,950

   SHORT-TERM MUNICIPAL BOND FUND                                54,220

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND                         7,617

   WISCONSIN TAX-FREE FUND                                       10,275

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At December 31, 2007, the following Funds held futures contracts:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Net Unrealized
                                                                                                                      Appreciation
   FUND                                    Contracts             Type              Expiration Date  Notional Amount  (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
   INTERMEDIATE TAX-FREE FUND               55 Short   Two-Year US Treasury Notes    March 2008      $ 11,577,995      (14,245)
                                            35 Short       US Treasury Bonds         March 2008         4,121,317      (48,192)

   MUNICIPAL BOND FUND                      80 Short   Two-Year US Treasury Notes    March 2008        16,846,793      (26,793)

                                            70 Short       US Treasury Bonds         March 2008         8,209,821      (63,570)

   SHORT-TERM MUNICIPAL BOND FUND          281 Short  Two-Year US Treasury Notes     March 2008        59,159,980      (79,730)

   ULTRA SHORT-TERM MUNICIPAL INCOME FUND  212 Short  Two-Year US Treasury Notes     March 2008        44,645,661      (72,660)
                                            70 Short  Five-Year US Treasury Notes    March 2008         7,762,321      (42,633)

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to Financial Statements    Wells Fargo Advantage Municipal Income Funds 77


SWAP CONTRACTS

The Funds may enter into various hedging transactions, such as swap agreements to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments. The Funds record as an increase or decrease to unrealized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. Credit default swaps involve the periodic payment by the Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument.

As of December 31, 2007, the following Funds had open swap contracts:

------------------------------------------------------------------------------------------------------------------------------------
                                            Swap Contract    Notional   Interest Rate/  Interest Rate/                Net Unrealized
   FUND                                         Party        Principal   Index Received    Index Paid   Maturity Date   Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------------
   INTERMEDIATE TAX-FREE FUND              Lehman Brothers  $7,200,000      5.80%             NA         3/20/2013       (63,511)
------------------------------------------------------------------------------------------------------------------------------------
   MUNICIPAL BOND FUND                     Lehman Brothers   7,800,000      5.80%             NA         3/20/2013       (68,803)
------------------------------------------------------------------------------------------------------------------------------------
   SHORT-TERM MUNICIPAL BOND FUND          Lehman Brothers  15,685,000      5.80%             NA         3/20/2013      (138,356)
------------------------------------------------------------------------------------------------------------------------------------
   ULTRA SHORT-TERM MUNICIPAL INCOME FUND  Lehman Brothers   3,570,000      5.80%             NA         3/20/2013       (31,491)

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

----------------------------------------------------------------------------------------------------------------------------
                                                           Advisory                                            Subadvisory
                                                          Fees (% of                                           Fees (% of
                                     Average Daily      Average Daily                      Average Daily      Average Daily
  FUND                                 Net Assets         Net Assets)     Subadviser        Net Assets        Net Assets)
----------------------------------------------------------------------------------------------------------------------------
  INTERMEDIATE TAX-FREE FUND       First $500 million      0.400         Wells Capital   First $100 million       0.200
                                    Next $500 million      0.350            Management    Next $200 million       0.175
                                      Next $2 billion      0.300          Incorporated    Next $200 million       0.150
                                      Next $2 billion      0.275                          Over $500 million       0.100
                                      Over $5 billion      0.250
----------------------------------------------------------------------------------------------------------------------------
  MUNICIPAL BOND FUND              First $500 million      0.400         Wells Capital   First $100 million       0.200
                                    Next $500 million      0.350            Management    Next $200 million       0.175
                                      Next $2 billion      0.300          Incorporated    Next $200 million       0.150
                                      Next $2 billion      0.275                          Over $500 million       0.100
                                      Over $5 billion      0.250
----------------------------------------------------------------------------------------------------------------------------
  SHORT-TERM MUNICIPAL BOND FUND   First $500 million      0.400         Wells Capital   First $100 million       0.150
                                    Next $500 million      0.350            Management    Next $200 million       0.100
                                      Next $2 billion      0.300          Incorporated    Over $300 million       0.050
                                      Next $2 billion      0.275
                                      Over $5 billion      0.250

78 Wells Fargo Advantage Municipal Income Funds    Notes to Financial Statements


-------------------------------------------------------------------------------------------------------------------------
                                                        Advisory                                            Subadvisory
                                                       Fees (% of                                           Fees (% of
                                   Average Daily     Average Daily                       Average Daily     Average Daily
FUND                                Net Assets         Net Assets)     Subadviser         Net Assets        Net Assets)
-------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL      First $500 million      0.400         Wells Capital   First $100 million       0.150
INCOME FUND                      Next $500 million      0.350            Management    Next $200 million       0.100
                                   Next $2 billion      0.300          Incorporated    Over $300 million       0.050
                                   Next $2 billion      0.275
                                   Over $5 billion      0.250
-------------------------------------------------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND         First $500 million      0.400         Wells Capital   First $100 million       0.200
                                 Next $500 million      0.350            Management    Next $200 million       0.175
                                   Next $2 billion      0.300          Incorporated    Next $200 million       0.150
                                   Next $2 billion      0.275                          Over $500 million       0.100
                                   Over $5 billion      0.250

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

---------------------------------------------------------------------------------------------------------------------------
                                                                                                        Administration Fees
                                                                       Average Daily                       (% of Average
                                                                         Net Assets                       Daily Net Assets)
---------------------------------------------------------------------------------------------------------------------------
Fund Level                                                            First $5 billion                          0.05
                                                                      Next $5 billion                           0.04
                                                                      Over $10 billion                          0.03
Class Level*
Class A, Class B, Class C, Advisor Class                              All asset levels                          0.28
----------------------------------------------------------------------------------------------------------------------------
Adminstrator Class                                                    All asset levels                          0.10
----------------------------------------------------------------------------------------------------------------------------
Institutional Class                                                   All asset levels                          0.08
----------------------------------------------------------------------------------------------------------------------------
Investor Class                                                        All asset levels                          0.40**
----------------------------------------------------------------------------------------------------------------------------

* From April 11, 2005 through October 31, 2007, the class-level administration fee was reduced by 0.05 % for Class C and for the Investor Class of the Short-Term Municipal Bond. Effective November 1, 2007, these fee reductions were removed with the approval of the Board and the administration fees for Class C and Investor Class of the Short-Term Municipal Bond Fund are as shown in the table.

** Effective November 1, 2007, the class-level administration fee for the Investor Class was reduced by 0.05%, as shown in the table. Prior to November 1, 2007, the class-level administration fee for the Investor Class was 0.45%.

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

--------------------------------------------------------------------------------
                                                                  % of Average
                                                                Daily Net Assets
--------------------------------------------------------------------------------
All Municipal Income Funds                                           0.02

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the period ended December 31, 2007, distribution fees incurred are disclosed on the Statements of Operations.

Notes to Financial Statements    Wells Fargo Advantage Municipal Income Funds 79


SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                % of Average
SHARE CLASS                                                                                                   Daily Net Assets
------------------------------------------------------------------------------------------------------------------------------
Class A, Class B, Class C, Administrator Class, Advisor Class, Investor Class                                         0.25
------------------------------------------------------------------------------------------------------------------------------

For the period ended December 31, 2007, shareholder servicing fees paid were as follows:

------------------------------------------------------------------------------------------------------------------------------
                                                                                        Administrator    Advisor    Investor
FUND                                                   Class A     Class B   Class C        Class         Class      Class
------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND                             $   1,869        NA   $    403              NA         NA   $  440,402
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND                                      157,326   $ 9,854      2,432   $      19,983         NA      300,037
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND                                NA        NA      3,921              NA         NA      811,890
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                        Administrator   Advisor     Investor
FUND                                                   Class A     Class B   Class C        Class         Class      Class
------------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICPAL INCOME FUND                         NA        NA         NA              NA   $ 12,996   $ 421,149
------------------------------------------------------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND                                       NA        NA   $  4,309              NA         NA      88,070
------------------------------------------------------------------------------------------------------------------------------

OTHER FEES AND EXPENSES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the period ended December 31, 2007, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through October 31, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the period ended December 31, 2007, were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Net Operating Expense Ratios
                                                                       ----------------------------
                                                                              Administrator     Advisor    Institutional    Investor
FUND                                       Class A      Class B    Class C        Class          Class         Class         Class
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND                   0.70%          NA      1.45%            NA            NA            NA           0.75%

MUNICIPAL BOND FUND                          0.85%        1.60%     1.60%          0.60%*          NA            NA           0.80%
SHORT-TERM MUNICIPAL BOND FUND                 NA           NA      1.55%            NA            NA            NA           0.66%

ULTRA SHORT-TERM MUNICIPAL INCOME FUND         NA           NA        NA             NA          0.72%         0.37%          0.72%

WISCONSIN TAX-FREE FUND                        NA           NA      1.49%            NA            NA            NA           0.75%
------------------------------------------------------------------------------------------------------------------------------------

* Effective November 1, 2007, the net operating expense ratio for the Municipal Bond Fund Administrator Class increased from 0.48% to 0.60%, with the approval of the Board. The weighted blended net operating expense ratio for the period ended December 31, 2007 for the Municipal Bond Fund Administrator Class is 0.52%.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the period ended December 31, 2007, were as follows:

---------------------------------------------------------------------------------------------------------
FUND                                             Purchases at Cost              Sales Proceeds
---------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-FREE FUND                         $ 293,492,108                 $ 177,202,685
---------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND                                  388,700,958                   374,029,047
---------------------------------------------------------------------------------------------------------

80 Wells Fargo Advantage Municipal Income Funds    Notes to Financial Statements


---------------------------------------------------------------------------------------------------------
FUND                                             Purchases at Cost              Sales Proceeds
---------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL BOND FUND                         383,801,414                 367,117,381
---------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM MUNICIPAL INCOME FUND                 352,777,179                 340,850,300
---------------------------------------------------------------------------------------------------------
WISCONSIN TAX-FREE FUND                                 53,675,203                  46,830,651
---------------------------------------------------------------------------------------------------------

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the period ended December 31, 2007, there were no borrowings by the Municipal Income Funds under the agreement.

6. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Fund Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

8. SUBSEQUENT EVENT

At its November 7, 2007 regular meeting, the Board unanimously approved the reorganization of each "Target Fund" identified below into certain existing Wells Fargo Advantage Funds ("Acquiring Funds") (each a "Reorganization", collectively the "Reorganizations"), as shown in the table below.

-----------------------------------------------------------------------------------------------------------------------
Target Fund                                                                                     Acquiring Fund
-----------------------------------------------------------------------------------------------------------------------
National Tax-Free Fund                                                                         Municipal Bond Fund
-----------------------------------------------------------------------------------------------------------------------
National Limited Tax-Free Fund                                                            Short-Term Municipal Bond Fund
-----------------------------------------------------------------------------------------------------------------------

Each Reorganization is subject to the satisfaction of certain conditions, including approval by the respective Target Fund shareholders. A special meeting of the shareholders of the Target Funds is expected to be held in the second quarter of 2008 for the purpose of enabling shareholders to vote on whether to approve their respective Reorganization(s). In connection with the Reorganizations, Class B shares of the National Limited-Term Tax-Free Fund were closed to new

Notes to Financial Statements    Wells Fargo Advantage Municipal Income Funds 81


investors and additional investments to existing shareholders, effective at the close of business December 20, 2007. If shareholders of a Target Fund approve their respective Reorganization(s), the Target Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund in an amount equal to the then current value of the Target Fund shares.

Upon completion of each Reorganization, the Target Fund will liquidate by distributing the Acquiring Fund shares to the Target Fund shareholders, so that Target Fund shareholders would receive shares of a specified class of the Acquiring Fund with a total value equal to the then current value of their Target Fund shares, cease operations and dissolve. Each Reorganization is structured as a tax-free transaction and it is anticipated that no gain or loss for federal income tax purposes would be recognized by shareholders as a result of these Reorganizations. Shareholders should consult with their own tax advisors regarding the application of tax laws and this transaction to their particular situations. Additionally, Fund shareholders will not incur any sales loads or similar transaction charges or bear any of the costs associated with the Reorganizations.

Prior to each Reorganization, Target Fund shareholders may continue to purchase, redeem and exchange their shares subject to the limitations described in each Target Fund's prospectus (except for the Class B shares of the National Limited-Term Tax-Free Fund). Each proposed Reorganization, if approved by shareholders, is expected to occur by the end of the third quarter of 2008.

Additional information, including a detailed description of each Reorganization and the Board's reasons for approving it will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of each Target Fund by the second quarter of 2008. The Proxy
Statement/Prospectus will also confirm the date, time and location of the special shareholder meeting.

In addition to the closing of Class B shares of the National Limited-Term Tax-Free Fund, the Board also approved the closing of all other Wells Fargo Advantage Funds Class B shares to new investors and additional investments from existing shareholders effective on or about the close of business February 14, 2008, except in connection with permitted exchanges and the reinvestment of any distributions. Once the Class B shares are closed, existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds subject to the limitations described in each Fund's prospectus. All Class B share features and attributes, including the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged.

In addition, the Board also approved modifying certain share class names and features. The Advisor Class will be renamed Class A shares and will be modified to assume the features and attributes associated with Class A shares, including their exchange privileges. These share class modifications are expected to take place by the end of the third quarter of 2008. Additional information will be provided to shareholders approximately 60 days in advance of the modifications.

82 Wells Fargo Advantage Municipal Income Funds                Other Information


PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 148 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------
                          Position Held and
Name and Age              Length of Service 2         Principal Occupations During Past Five Years   Other Directorships
------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee, since 1987         Co-Director for the Calloway School            None
65                                                    of Stephens University of Wake
                                                      Forest University. Prior thereto,
                                                      the Thomas Goho Chair of Finance of
                                                      Wake Forest University, Calloway
                                                      School of Business and Accountancy,
                                                      from 2006-2007 and Associate
                                                      Professor of Finance from
                                                      1999-2005.

Peter G. Gordon           Trustee, since 1998;        Chairman, CEO and Co-Founder of                None
65                        Chairman, since 2005        Crystal Geyser Water Company and
                          (Lead Trustee since         President of Crystal Geyser Roxane
                          2001)                       Water Company.

Richard M. Leach 4        Trustee, since 1987         Retired. Prior thereto, President              None
74                                                    of Richard M. Leach Associates (a
                                                      financial consulting firm).

Olivia S. Mitchell        Trustee, since 2006         Professor of Insurance and Risk                None
54                                                    Management, Wharton School,
                                                      University of Pennsylvania.
                                                      Director of the Boettner Center on
                                                      Pensions and Retirement Research.
                                                      Research associate and board
                                                      member, Penn Aging Research
                                                      Center. Research associate,
                                                      National Bureau of Economic
                                                      Research.

Timothy J. Penny          Trustee, since 1996         Senior Counselor to the public                 None
56                                                    relations firm of Himle-Horner and
                                                      Senior Fellow at the Humphrey
                                                      Institute, Minneapolis, Minnesota
                                                      (a public policy organization).
------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee, since 1996         Principal of the law firm of                   None
67                                                    Willeke & Daniels.
------------------------------------------------------------------------------------------------------------------------

Other Information                Wells Fargo Advantage Municipal Income Funds 83


INTERESTED TRUSTEE 3

----------------------------------------------------------------------------------------------------------------------------
                         Position Held and
   Name and Age          Length of Service 2        Principal Occupations During Past Five Years         Other Directorships
----------------------------------------------------------------------------------------------------------------------------
   J. Tucker Morse       Trustee, since 1987        Private Investor/Real Estate Developer. Prior        None
   63                                               thereto, Chairman of Whitepoint Capital, LLC until
                                                    2004.

OFFICERS

----------------------------------------------------------------------------------------------------------------------------
                         Position Held and
   Name and Age          Length of Service 2        Principal Occupations During Past Five Years         Other Directorships
----------------------------------------------------------------------------------------------------------------------------
   Karla M. Rabusch      President, since 2003      Executive Vice President of Wells Fargo Bank, N.A.   None
   48                                               and President of Wells Fargo Funds Management, LLC
                                                    since 2003. Senior Vice President and Chief
                                                    Administrative Officer of Wells Fargo Funds
                                                    Management, LLC from 2001 to 2003.

   C. David Messman      Secretary, since 2000;     Senior Vice President and Secretary of Wells Fargo   None
   47                    Chief Legal Counsel,       Funds Management, LLC since 2001. Vice President
                         since 2003                 and Managing Senior Counsel of Wells Fargo Bank,
                                                    N.A. since 1996.

   Stephen W. Leonhardt  Treasurer, since 2007      Vice President and Manager of Fund Accounting,       None
   48                                               Reporting and Tax for Wells Fargo Funds Management,
                                                    LLC since 2007. Director of Fund Administration and
                                                    SEC Reporting for TIAA-CREF from 2005 to 2007.
                                                    Chief Operating Officer for UMB Fund Services, Inc.
                                                    from 2004 to 2005. Controller for Sungard
                                                    Transaction Networks from 2002 to 2004.

   Debra Ann Early       Chief Compliance Officer,  Chief Compliance Officer of Wells Fargo Funds        None
   43                    since 2007                 Management, LLC since 2007. Chief Compliance
                                                    Officer of Parnassus Investments from 2005 to 2007.
                                                    Chief Financial Officer of Parnassus Investments
                                                    from 2004 to 2007 and Senior Audit Manager of
                                                    PricewaterhouseCoopers LLP from 1998 to 2004.

--------------------------------------------------------------------------------
1 The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of December 31, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

4     Retired as Trustee effective December 31, 2007.

84 Wells Fargo Advantage Municipal Income Funds            List of Abbreviations


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

[LOGO]
----------------
WELLS  ADVANTAGE
FARGO  FUNDS
----------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Lehman Brothers Bond Indexes, which are published by Lehman Brothers Inc. The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Lehman Brothers, and neither Dow Jones nor Lehman Brothers makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Lehman Brothers Bond Indexes. IN NO EVENT SHALL DOW JONES, LEHMAN BROTHERS OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2008 Wells Fargo Funds Management, LLC. All rights reserved.

www.wellsfargo.com/advantagefunds                                   108274 02-08
                                                              SMUNL/SAR106 12-07

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not required in this filing.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
===============================================
Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASES
===================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
Not applicable.


ITEM 11. CONTROLS AND PROCEDURES
=================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                   Wells Fargo Funds Trust


                                                   By:  /s/ Karla M. Rabusch


                                                        Karla M. Rabusch
                                                        President

                                                   By:  /s/ Stephen W. Leonhardt


                                                        Stephen W. Leonhardt
                                                        Treasurer

                                                   Date: February 20, 2008

                                  CERTIFICATION


I, Karla M. Rabusch, certify that:

1.I have reviewed this report on Form N-CSR of Wells Fargo Advantage California Limited Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage National Limited Term Tax-Free Fund, Wells Fargo Advantage National Tax-Free Fund, Wells Fargo Advantage Nebraska Tax-Free Fund, Wells Fargo Advantage Intermediate Tax-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund and Wells Fargo Advantage Wisconsin Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

          a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

          c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

          d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: February 20, 2008

/s/ Karla M. Rabusch

-----------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Advantage California Limited Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage National Limited Term Tax-Free Fund, Wells Fargo Advantage National Tax-Free Fund, Wells Fargo Advantage Nebraska Tax-Free Fund, Wells Fargo Advantage Intermediate Tax-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund and Wells Fargo Advantage Wisconsin Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

          a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

          c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

          d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: February 20, 2008

/s/ Stephen W. Leonhardt

-----------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended December 31, 2007 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: February 20, 2008
                                                     /s/ Karla M. Rabusch



                                                     Karla M. Rabusch
                                                     President
                                                     Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended December 31, 2007 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: February 20, 2008
                                                     /s/ Stephen W. Leonhardt




                                                     Stephen W. Leonhardt
                                                     Treasurer
                                                     Wells Fargo Funds Trust